UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 4th Floor

                            Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

William J. Fenrich, Esq.

Principal and Chief Legal Officer

AQR Capital Management, LLC

Two Greenwich Plaza

4th Floor

                            Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 to June 30, 2017

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.0%

Aerospace & Defense - 4.2%
Boeing Co. (The)	112,874	22,320,834
General Dynamics Corp.	4,681	927,306
Huntington Ingalls Industries, Inc.	66,014	12,289,166
Northrop Grumman Corp.	26,078	6,694,483
Raytheon Co.	97,287	15,709,905
Spirit AeroSystems Holdings, Inc., Class A	219,187	12,699,695

		70,641,389

Air Freight & Logistics - 0.2%
FedEx Corp.	15,768	3,426,859

Airlines - 2.7%
Alaska Air Group, Inc.	18,204	1,633,991
Copa Holdings SA, Class A (Panama)	14,197	1,661,049
Delta Air Lines, Inc.	174,785	9,392,946
JetBlue Airways Corp. *	480,555	10,971,071
Southwest Airlines Co.	86,807	5,394,187
United Continental Holdings, Inc. *	222,190	16,719,797

		45,773,041

Auto Components - 0.7%
Goodyear Tire & Rubber Co. (The)	48,214	1,685,561
Lear Corp.	65,195	9,262,906

		10,948,467

Automobiles - 0.6%
General Motors Co.	156,215	5,456,590
Thor Industries, Inc.	45,946	4,802,276

		10,258,866

Banks - 7.0%
Bank of America Corp.	612,952	14,870,216
Citigroup, Inc.	206,752	13,827,574
East West Bancorp, Inc.	14,895	872,549
Fifth Third Bancorp	56,309	1,461,782
JPMorgan Chase & Co.	354,322	32,385,031
M&T Bank Corp.	20,063	3,249,203
PNC Financial Services Group, Inc. (The)	93,068	11,621,401
Popular, Inc.	39,719	1,656,679
SunTrust Banks, Inc.	134,928	7,653,116
US Bancorp	229,101	11,894,924
Wells Fargo & Co.	307,991	17,065,781

		116,558,256

Beverages - 1.0%
Constellation Brands, Inc., Class A	53,961	10,453,864
PepsiCo, Inc.	60,410	6,976,751

		17,430,615

Biotechnology - 2.2%
Amgen, Inc.	14,816	2,551,760
Biogen, Inc. *	16,567	4,495,621
Bioverativ, Inc. *	8,283	498,388
Celgene Corp. *	6,594	856,363
Exelixis, Inc. *	191,065	4,705,931
Gilead Sciences, Inc.	112,785	7,982,922
United Therapeutics Corp. *	89,826	11,653,127
Vertex Pharmaceuticals, Inc. *	24,159	3,113,370

		35,857,482

INVESTMENTS	SHARES	VALUE ($)
Building Products - 0.7%
Owens Corning	165,275	11,060,203

Capital Markets - 1.3%
Bank of New York Mellon Corp. (The)	111,687	5,698,271
FactSet Research Systems, Inc.	9,436	1,568,074
Goldman Sachs Group, Inc. (The)	13,489	2,993,209
Morgan Stanley	22,476	1,001,531
S&P Global, Inc.	17,709	2,585,337
State Street Corp.	81,114	7,278,359

		21,124,781

Chemicals - 2.0%
Cabot Corp.	47,048	2,513,775
Chemours Co. (The)	160,521	6,086,956
Dow Chemical Co. (The)	85,248	5,376,592
EI du Pont de Nemours & Co.	59,372	4,791,914
Huntsman Corp.	72,620	1,876,501
LyondellBasell Industries NV, Class A	115,634	9,758,353
Monsanto Co.	28,162	3,333,254

		33,737,345

Commercial Services & Supplies - 0.8%
Cintas Corp.	67,637	8,524,968
Republic Services, Inc.	13,617	867,811
Rollins, Inc.	16,121	656,286
Waste Management, Inc.	33,664	2,469,254

		12,518,319

Communications Equipment - 1.4%
Brocade Communications Systems, Inc.	34,368	433,381
Cisco Systems, Inc.	574,363	17,977,562
Juniper Networks, Inc.	188,007	5,241,635

		23,652,578

Consumer Finance - 0.2%
Discover Financial Services	55,792	3,469,705
Synchrony Financial	16,393	488,839

		3,958,544

Containers & Packaging - 0.1%
Avery Dennison Corp.	9,703	857,454

Distributors - 0.1%
LKQ Corp. *	30,523	1,005,733

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	1,624	973,832
H&R Block, Inc.	114,273	3,532,178

		4,506,010

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *	131,492	22,270,800

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	368,921	13,919,389

Electric Utilities - 2.6%
Edison International	15,877	1,241,423
Eversource Energy	38,708	2,349,963
Exelon Corp.	236,399	8,526,912
Great Plains Energy, Inc.	41,596	1,217,931
Hawaiian Electric Industries, Inc.	24,525	794,120

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 2.6% (continued)
NextEra Energy, Inc.	25,426	3,562,945
PG&E Corp.	221,220	14,682,371
Pinnacle West Capital Corp.	114,855	9,781,052
Xcel Energy, Inc.	27,806	1,275,739

		43,432,456

Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics, Inc. *	41,487	3,253,411
CDW Corp.	25,274	1,580,383
Corning, Inc.	259,570	7,800,078
Dolby Laboratories, Inc., Class A	32,313	1,582,044
Jabil, Inc.	44,551	1,300,444

		15,516,360

Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	30,914	1,685,122

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	31,544	4,173,902
AvalonBay Communities, Inc.	10,236	1,967,052
Boston Properties, Inc.	11,170	1,374,133
Crown Castle International Corp.	20,620	2,065,712
Digital Realty Trust, Inc.	58,944	6,657,725
Equinix, Inc.	7,311	3,137,589
Equity Residential	45,227	2,977,293
Essex Property Trust, Inc.	2,826	727,045
GGP, Inc.	53,013	1,248,986
HCP, Inc.	45,628	1,458,271
Host Hotels & Resorts, Inc.	97,937	1,789,309
Prologis, Inc.	38,097	2,234,008
Public Storage	23,955	4,995,336
Realty Income Corp.	46,031	2,539,991
Simon Property Group, Inc.	28,970	4,686,187
Ventas, Inc.	65,952	4,582,345
Vornado Realty Trust	12,491	1,172,905
Welltower, Inc.	27,691	2,072,671
Weyerhaeuser Co.	75,677	2,535,180

		52,395,640

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	7,308	1,168,768
Wal-Mart Stores, Inc.	386,847	29,276,581

		30,445,349

Food Products - 2.0%
Archer-Daniels-Midland Co.	51,385	2,126,311
Bunge Ltd.	9,706	724,068
Conagra Brands, Inc.	97,386	3,482,523
Flowers Foods, Inc.	38,876	672,943
Ingredion, Inc.	78,284	9,332,236
Pilgrim’s Pride Corp. *	255,929	5,609,964
Tyson Foods, Inc., Class A	185,765	11,634,462

		33,582,507

Health Care Equipment & Supplies - 0.6%
Baxter International, Inc.	143,507	8,687,914
Hill-Rom Holdings, Inc.	11,338	902,618

		9,590,532

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 4.9%
Anthem, Inc.	90,282	16,984,753
Centene Corp. *	65,856	5,260,577
Cigna Corp.	14,323	2,397,527
Express Scripts Holding Co. *	65,759	4,198,054
Humana, Inc.	55,352	13,318,798
McKesson Corp.	32,317	5,317,439
UnitedHealth Group, Inc.	98,735	18,307,444
WellCare Health Plans, Inc. *	87,712	15,749,567

		81,534,159

Hotels, Restaurants & Leisure - 2.8%
Carnival Corp.	185,768	12,180,808
Darden Restaurants, Inc.	196,325	17,755,633
Domino’s Pizza, Inc.	3,846	813,544
International Game Technology plc	106,575	1,950,323
Las Vegas Sands Corp.	30,572	1,953,245
McDonald’s Corp.	16,798	2,572,782
Royal Caribbean Cruises Ltd.	77,602	8,476,466
Wyndham Worldwide Corp.	8,200	823,362

		46,526,163

Household Durables - 0.6%
DR Horton, Inc.	104,531	3,613,637
NVR, Inc. *	1,296	3,124,150
PulteGroup, Inc.	132,554	3,251,550

		9,989,337

Household Products - 1.3%
Procter & Gamble Co. (The)	248,760	21,679,434

Industrial Conglomerates - 0.1%
3M Co.	5,269	1,096,953

Insurance - 6.7%
Aflac, Inc.	119,729	9,300,549
Allstate Corp. (The)	169,794	15,016,581
American Financial Group, Inc.	92,559	9,197,588
Assured Guaranty Ltd.	235,855	9,844,588
Chubb Ltd.	34,239	4,977,666
CNA Financial Corp.	37,224	1,814,670
Everest Re Group Ltd.	74,846	19,055,043
First American Financial Corp.	26,485	1,183,614
Lincoln National Corp.	84,912	5,738,353
Prudential Financial, Inc.	65,511	7,084,359
Reinsurance Group of America, Inc.	73,148	9,391,472
Travelers Cos., Inc. (The)	115,307	14,589,795
Unum Group	29,505	1,375,818
WR Berkley Corp.	31,629	2,187,778

		110,757,874

Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc. *	19,900	19,263,200
Liberty Interactive Corp. QVC Group, Class A *	41,495	1,018,287
Priceline Group, Inc. (The) *	613	1,146,629

		21,428,116

Internet Software & Services - 5.7%
Akamai Technologies, Inc. *	112,089	5,583,153
Alphabet, Inc., Class A *	27,572	25,633,137
Alphabet, Inc., Class C *	21,385	19,433,191

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Internet Software & Services - 5.7% (continued)
Cars.com, Inc. *	17,544	467,197
eBay, Inc. *	494,571	17,270,419
Facebook, Inc., Class A *	147,502	22,269,852
IAC/InterActiveCorp *	46,459	4,796,427

		95,453,376

IT Services - 1.7%
Accenture plc, Class A	54,344	6,721,266
Amdocs Ltd.	33,057	2,130,854
Booz Allen Hamilton Holding Corp.	126,356	4,111,624
Cognizant Technology Solutions Corp., Class A	14,274	947,794
DXC Technology Co.	19,346	1,484,225
Fiserv, Inc. *	28,636	3,503,328
International Business Machines Corp.	62,389	9,597,300

		28,496,391

Life Sciences Tools & Services - 0.2%
Charles River Laboratories International, Inc. *	4,761	481,575
Mettler-Toledo International, Inc. *	1,212	713,311
Waters Corp. *	11,913	2,190,086

		3,384,972

Machinery - 2.0%
Crane Co.	32,222	2,557,782
Cummins, Inc.	52,103	8,452,149
Deere & Co.	45,474	5,620,131
Ingersoll-Rand plc	23,061	2,107,545
Oshkosh Corp.	184,461	12,705,674
Toro Co. (The)	8,630	597,973
Trinity Industries, Inc.	71,391	2,001,090

		34,042,344

Media - 2.2%
Cable One, Inc.	2,751	1,955,686
Cinemark Holdings, Inc.	20,442	794,172
Comcast Corp., Class A	388,563	15,122,872
John Wiley & Sons, Inc., Class A	12,594	664,333
TEGNA, Inc.	52,634	758,456
Time Warner, Inc.	54,921	5,514,618
Walt Disney Co. (The)	105,393	11,198,006

		36,008,143

Metals & Mining - 0.5%
Newmont Mining Corp.	34,694	1,123,738
Royal Gold, Inc.	28,087	2,195,561
Steel Dynamics, Inc.	141,517	5,067,724

		8,387,023

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	173,455	2,090,133

Multiline Retail - 0.3%
Kohl’s Corp.	110,665	4,279,416

Multi-Utilities - 1.8%
Ameren Corp.	205,704	11,245,838
Consolidated Edison, Inc.	132,611	10,717,621
DTE Energy Co.	68,454	7,241,749
Public Service Enterprise Group, Inc.	28,658	1,232,580

		30,437,788

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 1.4%
Energen Corp. *	28,117	1,388,136
Exxon Mobil Corp.	9,878	797,451
Marathon Petroleum Corp.	143,154	7,491,249
Pioneer Natural Resources Co.	10,426	1,663,781
Valero Energy Corp.	186,101	12,554,374

		23,894,991

Pharmaceuticals - 3.1%
Johnson & Johnson	197,339	26,105,977
Merck & Co., Inc.	167,080	10,708,157
Pfizer, Inc.	417,658	14,029,132

		50,843,266

Professional Services - 0.3%
ManpowerGroup, Inc.	45,526	5,082,978

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	18,438	671,143
Jones Lang LaSalle, Inc.	2,862	357,750

		1,028,893

Road & Rail - 0.6%
CSX Corp.	28,099	1,533,081
Norfolk Southern Corp.	16,325	1,986,753
Union Pacific Corp.	53,306	5,805,556

		9,325,390

Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	440,923	18,214,529
Intel Corp.	649,920	21,928,301
Lam Research Corp.	75,338	10,655,053
Micron Technology, Inc. *	428,024	12,780,797
NVIDIA Corp.	42,427	6,133,247
ON Semiconductor Corp. *	53,742	754,538
Skyworks Solutions, Inc.	89,710	8,607,674
Texas Instruments, Inc.	197,777	15,214,985

		94,289,124

Software - 4.2%
Activision Blizzard, Inc.	196,562	11,316,074
Cadence Design Systems, Inc. *	19,993	669,565
Citrix Systems, Inc. *	36,031	2,867,347
Electronic Arts, Inc. *	57,108	6,037,458
Microsoft Corp.	494,189	34,064,448
Oracle Corp.	31,497	1,579,260
Synopsys, Inc. *	69,056	5,036,254
VMware, Inc., Class A *(a)	98,225	8,587,812

		70,158,218

Specialty Retail - 3.4%
Best Buy Co., Inc.	336,577	19,295,959
Burlington Stores, Inc. *	5,259	483,775
Dick’s Sporting Goods, Inc.	59,361	2,364,349
Foot Locker, Inc.	171,836	8,468,078
Gap, Inc. (The)	150,684	3,313,541
Home Depot, Inc. (The)	83,322	12,781,595
Murphy USA, Inc. *	29,411	2,179,649
Ross Stores, Inc.	53,933	3,113,552
TJX Cos., Inc. (The)	34,706	2,504,732
Williams-Sonoma, Inc.	40,059	1,942,862

		56,448,092

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 5.2%
Apple, Inc.	422,778	60,888,487
Hewlett Packard Enterprise Co.	512,235	8,497,979
HP, Inc.	238,154	4,162,932
NetApp, Inc.	113,697	4,553,565
Western Digital Corp.	98,663	8,741,542

		86,844,505

Textiles, Apparel & Luxury Goods - 0.0% (b)
Coach, Inc.	10,301	487,649

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc.	31,509	413,713

Tobacco - 1.5%
Altria Group, Inc.	127,125	9,466,999
Philip Morris International, Inc.	100,862	11,846,242
Reynolds American, Inc.	53,626	3,487,835

		24,801,076

Trading Companies & Distributors - 0.5%
Air Lease Corp.	17,871	667,661
MSC Industrial Direct Co., Inc., Class A	52,988	4,554,848
United Rentals, Inc. *	27,225	3,068,530

		8,291,039

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	14,016	1,098,854

TOTAL COMMON STOCKS (Cost $1,359,070,951)		1,614,753,507

SHORT-TERM INVESTMENT - 3.3%

Investment Company - 3.3%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $54,511,494) (2)(c)	54,516,946	54,511,494

SECURITIES LENDING COLLATERAL - 0.4%

Investment Company - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $5,865,800) (2)(c)(d)	5,865,800	5,865,800

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.7% (Cost $1,419,448,245)		1,675,130,801

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7)% (e)		(11,539,571)

NET ASSETS - 100.0%		1,663,591,230

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$201,885,992	12.1%
Consumer Staples	127,938,982	7.7
Energy	25,580,113	1.5
Financials	277,174,101	16.7
Health Care	181,210,411	10.9
Industrials	202,357,370	12.2
Information Technology	414,410,551	24.9
Materials	42,981,822	2.6
Real Estate	53,424,533	3.2
Telecommunication Services	13,919,389	0.8
Utilities	73,870,243	4.4
Short-Term Investment	54,511,494	3.3
Securities Lending Collateral	5,865,800	0.4

Total Investments In Securities At Value	1,675,130,801	100.7
Liabilities in Excess of Other Assets (e)	(11,539,571)	(0.7)

Net Assets	$1,663,591,230	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $5,727,890.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
256	GSCO	S&P 500 E-Mini Futures	09/2017	$31,076,621	$30,987,520	$(89,101)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$1,512,995	$1,512,995

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.6%

Aerospace & Defense - 1.2%
AAR Corp.	9,576	332,862
Curtiss-Wright Corp.	21,437	1,967,488
DigitalGlobe, Inc. *	23,843	793,972
Esterline Technologies Corp. *	15,928	1,509,974
Moog, Inc., Class A *	20,096	1,441,285
National Presto Industries, Inc.	9,582	1,058,811
Teledyne Technologies, Inc. *	2,301	293,723
Vectrus, Inc. *	57,907	1,871,554

		9,269,669

Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. *	37,962	826,812
Hub Group, Inc., Class A *	9,429	361,602

		1,188,414

Airlines - 0.4%
Allegiant Travel Co.	5,157	699,289
Hawaiian Holdings, Inc. *	18,265	857,542
SkyWest, Inc.	36,908	1,295,471

		2,852,302

Auto Components - 4.4%
American Axle & Manufacturing Holdings, Inc. *	353,312	5,511,667
Cooper Tire & Rubber Co. (a)	127,707	4,610,223
Cooper-Standard Holdings, Inc. *	63,496	6,404,841
Dana, Inc.	221,519	4,946,519
Dorman Products, Inc. *	25,667	2,124,458
LCI Industries	46,109	4,721,562
Standard Motor Products, Inc.	4,963	259,168
Stoneridge, Inc. *	75,842	1,168,725
Superior Industries International, Inc.	10,984	225,721
Tenneco, Inc.	53,473	3,092,344
Tower International, Inc.	16,800	377,160

		33,442,388

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	739,340

Banks - 9.3%
1st Source Corp.	12,341	591,628
Ameris Bancorp	13,565	653,833
BancorpSouth, Inc.	16,434	501,237
Bank of the Ozarks, Inc.	9,074	425,298
Brookline Bancorp, Inc.	68,576	1,001,210
Canadian Imperial Bank of Commerce (Canada)	14,453	1,173,005
Cathay General Bancorp	30,589	1,160,853
CenterState Banks, Inc.	45,102	1,121,236
Central Pacific Financial Corp.	9,052	284,866
Chemical Financial Corp.	44,405	2,149,646
City Holding Co.	5,517	363,405
Community Bank System, Inc.	4,534	252,861
Community Trust Bancorp, Inc.	5,161	225,794
Customers Bancorp, Inc. *	47,060	1,330,857
Eagle Bancorp, Inc. *	8,567	542,291
Enterprise Financial Services Corp.	29,209	1,191,727

INVESTMENTS	SHARES	VALUE ($)
Banks - 9.3% (continued)
FCB Financial Holdings, Inc., Class A *	5,256	250,974
Fidelity Southern Corp.	34,506	788,807
First BanCorp *	252,971	1,464,702
First Busey Corp.	10,793	316,451
First Citizens BancShares, Inc., Class A	7,518	2,801,959
First Commonwealth Financial Corp.	20,485	259,750
First Financial Bancorp	50,378	1,395,471
First Financial Corp.	5,448	257,690
First Interstate BancSystem, Inc., Class A	54,005	2,008,986
First Merchants Corp.	53,707	2,155,799
Flushing Financial Corp.	14,191	400,044
Fulton Financial Corp.	98,410	1,869,790
Great Southern Bancorp, Inc.	12,259	655,856
Great Western Bancorp, Inc.	127,546	5,205,152
Hancock Holding Co.	73,444	3,598,756
Hanmi Financial Corp.	38,848	1,105,226
Heartland Financial USA, Inc.	30,526	1,437,775
Heritage Financial Corp.	15,782	418,223
Hilltop Holdings, Inc.	59,624	1,562,745
Home BancShares, Inc.	24,680	614,532
Hope Bancorp, Inc.	72,418	1,350,596
IBERIABANK Corp.	5,480	446,620
International Bancshares Corp.	69,059	2,420,518
LegacyTexas Financial Group, Inc.	59,138	2,254,932
MB Financial, Inc.	35,823	1,577,645
NBT Bancorp, Inc.	31,465	1,162,632
Old National Bancorp	17,158	295,975
Pacific Premier Bancorp, Inc. *	6,238	230,182
Pinnacle Financial Partners, Inc.	10,224	642,067
Preferred Bank	20,976	1,121,587
Prosperity Bancshares, Inc.	34,883	2,240,884
Renasant Corp.	24,309	1,063,276
S&T Bancorp, Inc.	7,320	262,495
Sandy Spring Bancorp, Inc.	19,049	774,532
ServisFirst Bancshares, Inc.	71,288	2,629,814
Simmons First National Corp., Class A	7,766	410,821
Stock Yards Bancorp, Inc.	7,609	295,990
Texas Capital Bancshares, Inc. *	25,526	1,975,712
Tompkins Financial Corp.	4,433	348,966
Towne Bank	25,449	783,829
TriCo Bancshares	11,642	409,216
Trustmark Corp.	43,983	1,414,493
UMB Financial Corp.	5,831	436,509
Union Bankshares Corp.	19,508	661,321
Webster Financial Corp.	5,607	292,798
Wintrust Financial Corp.	41,307	3,157,507

		70,199,352

Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	2,177	498,250
MGP Ingredients, Inc.	37,988	1,943,846
National Beverage Corp.	23,009	2,152,722

		4,594,818

Biotechnology - 4.1%
AMAG Pharmaceuticals, Inc. *	24,334	447,746
Array BioPharma, Inc. *	62,800	525,636
BioSpecifics Technologies Corp. *	14,323	709,132

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 4.1% (continued)
Bluebird Bio, Inc. *	7,869	826,638
Blueprint Medicines Corp. *	9,282	470,319
Clovis Oncology, Inc. *	15,212	1,424,299
Eagle Pharmaceuticals, Inc. *(a)	49,657	3,917,441
Emergent BioSolutions, Inc.*	47,233	1,601,671
Enanta Pharmaceuticals, Inc. *	10,218	367,644
Exact Sciences Corp. *	109,907	3,887,411
Exelixis, Inc. *	325,603	8,019,602
PDL BioPharma, Inc. *	472,471	1,167,003
Portola Pharmaceuticals, Inc. *	18,850	1,058,804
Prothena Corp. plc (Ireland) *(a)	14,289	773,321
Puma Biotechnology, Inc. *	10,780	942,172
Repligen Corp. *	27,584	1,143,081
Retrophin, Inc. *	24,279	470,770
TESARO, Inc. *	10,636	1,487,551
Xencor, Inc. *	65,701	1,386,948

		30,627,189

Building Products - 2.4%
American Woodmark Corp. *	11,899	1,136,950
Apogee Enterprises, Inc.	57,426	3,264,094
Armstrong Flooring, Inc. *	11,475	206,206
Gibraltar Industries, Inc. *	60,562	2,159,035
Insteel Industries, Inc.	70,093	2,310,966
Patrick Industries, Inc. *	59,609	4,342,516
Ply Gem Holdings, Inc. *	14,505	260,365
Trex Co., Inc. *	17,334	1,172,818
Universal Forest Products, Inc.	34,749	3,033,935

		17,886,885

Capital Markets - 0.7%
Evercore Partners, Inc., Class A	18,372	1,295,226
INTL. FCStone, Inc. *	45,107	1,703,240
Janus Henderson Group plc (United Kingdom) *	10,362	343,086
Stifel Financial Corp. *	39,372	1,810,325

		5,151,877

Chemicals - 2.3%
American Vanguard Corp.	30,342	523,399
Chemours Co. (The)	153,752	5,830,276
FutureFuel Corp.	33,434	504,519
Ingevity Corp. *	4,093	234,938
Innospec, Inc.	18,718	1,226,965
Kraton Corp. *	6,463	222,586
Kronos Worldwide, Inc.	37,872	690,028
Rayonier Advanced Materials, Inc. (a)	96,282	1,513,553
Stepan Co.	29,730	2,590,672
Trinseo SA	60,018	4,123,237

		17,460,173

Commercial Services & Supplies - 2.3%
ABM Industries, Inc.	8,516	353,584
ACCO Brands Corp. *	265,079	3,088,170
Brady Corp., Class A	6,648	225,367
Deluxe Corp.	39,224	2,715,085
Ennis, Inc.	78,064	1,491,022
Herman Miller, Inc.	41,279	1,254,882
HNI Corp.	39,565	1,577,457
Knoll, Inc.	24,029	481,782

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 2.3% (continued)
Quad/Graphics, Inc.	105,303	2,413,545
Steelcase, Inc., Class A	52,549	735,686
Tetra Tech, Inc.	11,804	540,033
UniFirst Corp.	5,911	831,678
Viad Corp.	16,359	772,963
West Corp.	27,470	640,600

		17,121,854

Communications Equipment - 1.6%
Applied Optoelectronics, Inc. *(a)	41,031	2,535,306
Finisar Corp. *	112,543	2,923,867
InterDigital, Inc.	17,172	1,327,396
Lumentum Holdings, Inc. *	8,640	492,912
NETGEAR, Inc. *	39,408	1,698,485
Oclaro, Inc. *(a)	252,077	2,354,399
Plantronics, Inc.	8,624	451,121

		11,783,486

Construction & Engineering - 2.3%
Argan, Inc.	76,463	4,587,780
Dycom Industries, Inc. *	21,299	1,906,686
EMCOR Group, Inc.	60,662	3,966,082
MasTec, Inc. *	75,345	3,401,827
MYR Group, Inc. *	22,656	702,789
Tutor Perini Corp. *	102,358	2,942,792

		17,507,956

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	30,505	880,679
US Concrete, Inc. *	5,720	449,306

		1,329,985

Consumer Finance - 0.6%
FirstCash, Inc.	12,405	723,211
LendingClub Corp. *	136,429	751,724
Nelnet, Inc., Class A	17,252	811,017
Regional Management Corp. *	14,908	352,276
World Acceptance Corp. *	29,580	2,215,838

		4,854,066

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	592,369

Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc.	109,484	4,154,918
American Public Education, Inc. *	54,097	1,279,394
Capella Education Co.	23,183	1,984,465
Career Education Corp. *	136,125	1,306,800
Grand Canyon Education, Inc. *	41,439	3,249,232
K12, Inc. *	73,623	1,319,324
Strayer Education, Inc.	3,505	326,736

		13,620,869

Diversified Telecommunication Services - 0.4%
FairPoint Communications, Inc. *	27,386	428,591
General Communication, Inc., Class A *	13,639	499,733
IDT Corp., Class B	55,256	794,029
Vonage Holdings Corp. *	160,064	1,046,818

		2,769,171

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 0.4%
Spark Energy, Inc., Class A (a)	147,590	2,774,692

Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	1,346	36,638
Encore Wire Corp.	8,566	365,768
EnerSys	7,160	518,742
LSI Industries, Inc.	1,697	15,358

		936,506

Electronic Equipment, Instruments & Components - 4.9%
Anixter International, Inc. *	13,647	1,067,195
AVX Corp.	42,519	694,760
Benchmark Electronics, Inc. *	28,300	914,090
Coherent, Inc. *	17,741	3,991,548
Control4 Corp. *	33,682	660,504
CTS Corp.	10,541	227,686
ePlus, Inc. *	19,819	1,468,588
II-VI, Inc. *	73,616	2,525,029
Insight Enterprises, Inc. *	39,525	1,580,605
Littelfuse, Inc.	3,816	629,640
Methode Electronics, Inc.	92,098	3,794,438
Plexus Corp. *	13,071	687,142
Rogers Corp. *	14,152	1,537,190
Sanmina Corp. *	181,465	6,913,817
SYNNEX Corp.	9,489	1,138,300
Tech Data Corp. *	34,724	3,507,124
TTM Technologies, Inc. *	247,164	4,290,767
Vishay Intertechnology, Inc.	60,218	999,619

		36,628,042

Energy Equipment & Services - 0.5%
Atwood Oceanics, Inc. *(a)	166,970	1,360,805
Exterran Corp. *	25,828	689,608
Matrix Service Co. *	36,995	345,903
McDermott International, Inc. *	192,736	1,381,917
Parker Drilling Co. *	160,834	217,126

		3,995,359

Equity Real Estate Investment Trusts (REITs) - 6.9%
Acadia Realty Trust	22,872	635,842
Agree Realty Corp.	28,285	1,297,433
American Assets Trust, Inc.	13,359	526,211
CBL & Associates Properties, Inc. (a)	76,168	642,096
Chesapeake Lodging Trust	23,409	572,818
Colony Starwood Homes	25,810	885,541
CoreSite Realty Corp.	17,530	1,814,881
Cousins Properties, Inc.	152,602	1,341,372
DiamondRock Hospitality Co.	98,561	1,079,243
DuPont Fabros Technology, Inc.	36,083	2,206,836
EastGroup Properties, Inc.	8,424	705,931
Education Realty Trust, Inc.	29,191	1,131,151
FelCor Lodging Trust, Inc.	109,811	791,737
First Industrial Realty Trust, Inc.	50,404	1,442,563
Four Corners Property Trust, Inc.	50,568	1,269,763
Franklin Street Properties Corp.	62,690	694,605
GEO Group, Inc. (The)	52,351	1,548,019
Global Net Lease, Inc.	21,603	480,451

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 6.9% (continued)
Government Properties Income Trust	27,835	509,659
Gramercy Property Trust	53,933	1,602,349
Healthcare Realty Trust, Inc.	49,334	1,684,756
Hudson Pacific Properties, Inc.	28,576	977,013
Kite Realty Group Trust	29,359	555,766
LaSalle Hotel Properties	47,297	1,409,451
Lexington Realty Trust	86,129	853,538
LTC Properties, Inc.	15,264	784,417
Mack-Cali Realty Corp.	57,265	1,554,172
Medical Properties Trust, Inc.	101,004	1,299,922
Monmouth Real Estate Investment Corp.	74,001	1,113,715
Monogram Residential Trust, Inc.	92,620	899,340
National Health Investors, Inc.	12,852	1,017,878
Pebblebrook Hotel Trust	32,404	1,044,705
Pennsylvania REIT	35,593	402,913
Physicians Realty Trust	48,583	978,462
Potlatch Corp.	15,775	720,918
PS Business Parks, Inc.	4,743	627,926
QTS Realty Trust, Inc., Class A	20,958	1,096,732
Ramco-Gershenson Properties Trust	36,446	470,153
Retail Opportunity Investments Corp.	31,613	606,654
Rexford Industrial Realty, Inc.	45,584	1,250,825
RLJ Lodging Trust	56,430	1,121,264
Ryman Hospitality Properties, Inc.	19,404	1,242,050
Sabra Health Care REIT, Inc.	35,103	845,982
Select Income REIT	28,994	696,726
Seritage Growth Properties, Class A (a)	15,237	639,192
STAG Industrial, Inc.	23,309	643,328
Summit Hotel Properties, Inc.	66,119	1,233,119
Sunstone Hotel Investors, Inc.	92,362	1,488,875
Terreno Realty Corp.	31,022	1,044,201
Urban Edge Properties	37,635	893,079
Washington Prime Group, Inc.	62,209	520,689
Washington REIT	15,381	490,654
Xenia Hotels & Resorts, Inc.	39,930	773,444

		52,160,360

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	30,615	1,019,480
SpartanNash Co.	20,472	531,453
Weis Markets, Inc.	20,314	989,698

		2,540,631

Food Products - 1.6%
Darling Ingredients, Inc. *	58,953	927,920
Fresh Del Monte Produce, Inc.	27,007	1,374,926
John B Sanfilippo & Son, Inc.	48,359	3,051,937
Omega Protein Corp.	147,242	2,635,632
Sanderson Farms, Inc.	37,289	4,312,473

		12,302,888

Gas Utilities - 0.9%
ONE Gas, Inc.	35,934	2,508,553
Southwest Gas Holdings, Inc.	37,247	2,721,266
WGL Holdings, Inc.	19,538	1,630,055

		6,859,874

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 1.2%
Anika Therapeutics, Inc. *	25,844	1,275,143
Exactech, Inc. *	151	4,500
Glaukos Corp. *	16,172	670,653
iRadimed Corp. *(a)	31,546	271,295
LeMaitre Vascular, Inc.	30,851	963,168
Masimo Corp. *	51,221	4,670,331
Merit Medical Systems, Inc. *	8,466	322,978
OraSure Technologies, Inc. *	39,064	674,245
TransEnterix, Inc. *(a)	150,735	107,022

		8,959,335

Health Care Providers & Services - 1.5%
AMN Healthcare Services, Inc. *	76,080	2,970,924
BioTelemetry, Inc. *	31,531	1,054,712
Chemed Corp.	12,285	2,512,651
Cross Country Healthcare, Inc. *	20,315	262,267
HealthEquity, Inc. *	28,116	1,401,020
Molina Healthcare, Inc. *	3,232	223,590
Select Medical Holdings Corp. *	30,983	475,589
Tivity Health, Inc. *	51,225	2,041,316
Triple-S Management Corp., Class B *	27,130	458,768

		11,400,837

Health Care Technology - 0.2%
HMS Holdings Corp. *	58,973	1,091,000

Hotels, Restaurants & Leisure - 2.9%
Bloomin’ Brands, Inc.	45,367	963,141
Caesars Entertainment Corp. *(a)	61,192	734,304
Carrols Restaurant Group, Inc. *	24,352	298,312
Cheesecake Factory, Inc. (The)	29,239	1,470,722
Cracker Barrel Old Country Store, Inc. (a)	8,727	1,459,591
Dave & Buster’s Entertainment, Inc. *	57,171	3,802,443
Denny’s Corp. *	23,901	281,315
Eldorado Resorts, Inc. *	183,969	3,679,380
Intrawest Resorts Holdings, Inc. *	17,116	406,334
Jack in the Box, Inc.	19,429	1,913,756
Marcus Corp. (The)	23,752	717,310
Marriott Vacations Worldwide Corp.	29,218	3,440,419
Papa John’s International, Inc.	8,466	607,520
Ruth’s Hospitality Group, Inc.	50,342	1,094,939
Texas Roadhouse, Inc.	14,685	748,201

		21,617,687

Household Durables - 1.5%
Bassett Furniture Industries, Inc.	27,413	1,040,323
Flexsteel Industries, Inc.	13,470	728,862
Hooker Furniture Corp.	10,775	443,391
Installed Building Products, Inc. *	6,082	322,042
iRobot Corp. *	30,979	2,606,573
KB Home	81,663	1,957,462
La-Z-Boy, Inc.	55,539	1,805,018
Libbey, Inc.	38,163	307,594
MDC Holdings, Inc.	6,267	221,413
TopBuild Corp. *	28,090	1,490,736
ZAGG, Inc. *	29,714	257,026

		11,180,440

INVESTMENTS	SHARES	VALUE ($)
Household Products - 0.3%
Central Garden & Pet Co., Class A *	75,775	2,274,765

Insurance - 5.4%
Ambac Financial Group, Inc. *	156,506	2,715,379
American Equity Investment Life Holding Co.	82,102	2,157,641
AMERISAFE, Inc.	17,721	1,009,211
Argo Group International Holdings Ltd.	41,966	2,543,140
CNO Financial Group, Inc.	102,829	2,147,069
Employers Holdings, Inc.	105,742	4,472,887
Enstar Group Ltd. *	4,552	904,255
FBL Financial Group, Inc., Class A	10,869	668,443
Federated National Holding Co.	17,100	273,600
Genworth Financial, Inc., Class A *	280,193	1,056,328
HCI Group, Inc. (a)	14,307	672,143
Heritage Insurance Holdings, Inc.	111,042	1,445,767
Horace Mann Educators Corp.	29,668	1,121,450
Infinity Property & Casualty Corp.	2,869	269,686
James River Group Holdings Ltd.	7,824	310,848
National General Holdings Corp.	21,749	458,904
National Western Life Group, Inc., Class A	4,428	1,415,277
Navigators Group, Inc. (The)	31,358	1,721,554
Primerica, Inc.	85,523	6,478,367
Selective Insurance Group, Inc.	73,984	3,702,899
United Fire Group, Inc.	21,635	953,238
United Insurance Holdings Corp.	13,268	208,706
Universal Insurance Holdings, Inc.	154,406	3,891,031

		40,597,823

Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A *	58,848	573,768
Nutrisystem, Inc.	63,313	3,295,442
PetMed Express, Inc. (a)	6,792	275,755

		4,144,965

Internet Software & Services - 1.9%
Alarm.com Holdings, Inc. *	9,391	353,383
Blucora, Inc. *	72,854	1,544,505
Brightcove, Inc. *	48,731	302,132
Carbonite, Inc. *	18,644	406,439
GrubHub, Inc. *	29,641	1,292,348
j2 Global, Inc.	25,479	2,168,008
LogMeIn, Inc.	21,986	2,297,537
Meet Group, Inc. (The) *	425,300	2,147,765
NIC, Inc.	10,433	197,705
Shutterstock, Inc. *(a)	10,629	468,526
Stamps.com, Inc. *(a)	16,003	2,478,465
TrueCar, Inc. *	32,659	650,894

		14,307,707

IT Services - 2.1%
CACI International, Inc., Class A *	5,392	674,270
Convergys Corp.	80,089	1,904,516
CSG Systems International, Inc.	25,970	1,053,863
Hackett Group, Inc. (The)	96,945	1,502,648
MAXIMUS, Inc.	7,048	441,416
NeuStar, Inc., Class A *	167,284	5,578,921
Perficient, Inc. *	12,894	240,344
Science Applications International Corp.	33,727	2,341,328

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 2.1% (continued)
Sykes Enterprises, Inc. *	64,031	2,146,960
TeleTech Holdings, Inc.	5,059	206,407

		16,090,673

Leisure Products - 0.6%
American Outdoor Brands Corp. *(a)	152,776	3,385,516
Callaway Golf Co.	16,701	213,439
JAKKS Pacific, Inc. *	52,214	208,856
Nautilus, Inc. *	31,257	598,571
Sturm Ruger & Co., Inc.	5,512	342,571

		4,748,953

Life Sciences Tools & Services - 0.5%
Cambrex Corp. *	60,989	3,644,093
Luminex Corp.	14,975	316,272

		3,960,365

Machinery - 3.7%
Alamo Group, Inc.	27,873	2,531,147
American Railcar Industries, Inc.	6,082	232,940
Astec Industries, Inc.	24,413	1,355,166
Barnes Group, Inc.	24,410	1,428,717
Douglas Dynamics, Inc.	21,293	700,540
Energy Recovery, Inc. *(a)	97,320	806,783
Federal Signal Corp.	19,219	333,642
Global Brass & Copper Holdings, Inc.	49,777	1,520,687
Greenbrier Cos., Inc. (The) (a)	69,803	3,228,389
John Bean Technologies Corp.	13,527	1,325,646
Kadant, Inc.	13,271	997,979
Lydall, Inc. *	35,211	1,820,409
Meritor, Inc. *	235,915	3,918,548
Mueller Industries, Inc.	8,140	247,863
Standex International Corp.	2,962	268,653
Supreme Industries, Inc., Class A	137,468	2,261,349
Wabash National Corp.	203,305	4,468,644

		27,447,102

Marine - 0.1%
Matson, Inc.	16,596	498,544

Media - 0.8%
Entravision Communications Corp., Class A	43,565	287,529
Gannett Co., Inc.	76,005	662,764
Gray Television, Inc. *	40,977	561,385
Meredith Corp.	35,103	2,086,873
MSG Networks, Inc., Class A *	32,803	736,427
Scholastic Corp.	22,947	1,000,260
Sinclair Broadcast Group, Inc., Class A	10,816	355,846

		5,691,084

Metals & Mining - 1.7%
AK Steel Holding Corp. *	107,212	704,383
Cliffs Natural Resources, Inc. *	557,929	3,860,869
Coeur Mining, Inc. *	63,088	541,295
Commercial Metals Co.	34,423	668,839
Hecla Mining Co.	155,710	794,121
Olympic Steel, Inc.	12,768	248,721
Ryerson Holding Corp. *	105,845	1,047,865

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 1.7% (continued)
SunCoke Energy, Inc. *	66,854	728,709
Worthington Industries, Inc.	82,347	4,135,466

		12,730,268

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Apollo Commercial Real Estate Finance, Inc.	65,268	1,210,721
ARMOUR Residential REIT, Inc.	17,619	440,475
Capstead Mortgage Corp.	116,801	1,218,235
CYS Investments, Inc.	166,414	1,399,542
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	21,023	480,796
Invesco Mortgage Capital, Inc.	94,224	1,574,483
New Residential Investment Corp.	122,704	1,909,274
PennyMac Mortgage Investment Trust	49,113	898,277
Redwood Trust, Inc.	79,131	1,348,392

		10,480,195

Multiline Retail - 0.1%
Big Lots, Inc. (a)	16,104	777,823

Oil, Gas & Consumable Fuels - 0.6%
Gener8 Maritime, Inc. *(a)	50,411	286,839
Jones Energy, Inc., Class A *(a)	72,562	116,099
Renewable Energy Group, Inc. *	41,319	535,081
REX American Resources Corp. *	23,313	2,251,103
Tesoro Corp.	12,048	1,127,693

		4,316,815

Paper & Forest Products - 0.7%
Boise Cascade Co. *	13,545	411,768
Clearwater Paper Corp. *	6,515	304,576
Louisiana-Pacific Corp. *	138,564	3,340,778
Neenah Paper, Inc.	12,256	983,544
PH Glatfelter Co.	14,653	286,320
Schweitzer-Mauduit International, Inc.	6,292	234,251

		5,561,237

Personal Products - 0.6%
Medifast, Inc.	5,499	228,043
Natural Health Trends Corp. (a)	75,926	2,114,539
USANA Health Sciences, Inc. *(a)	37,528	2,405,545

		4,748,127

Pharmaceuticals - 1.5%
Aerie Pharmaceuticals, Inc. *	9,633	506,214
Amphastar Pharmaceuticals, Inc. *	25,630	457,752
Corcept Therapeutics, Inc. *	196,213	2,315,313
Heska Corp. *	17,337	1,769,588
Lannett Co., Inc. *(a)	59,274	1,209,190
Phibro Animal Health Corp., Class A	6,125	226,931
SciClone Pharmaceuticals, Inc. *	189,285	2,082,135
Sucampo Pharmaceuticals, Inc., Class A *(a)	45,937	482,338
Supernus Pharmaceuticals, Inc. *	50,168	2,162,241

		11,211,702

Professional Services - 1.3%
Barrett Business Services, Inc.	38,088	2,182,062
CBIZ, Inc. *	21,255	318,825

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 1.3% (continued)
ICF International, Inc. *	15,268	719,123
Insperity, Inc.	56,329	3,999,359
Kelly Services, Inc., Class A	35,700	801,465
Kforce, Inc.	12,898	252,801
Mistras Group, Inc. *	14,488	318,301
RPX Corp. *	21,011	293,103
TrueBlue, Inc. *	45,588	1,208,082

		10,093,121

Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	17,385	719,391

Road & Rail - 0.6%
ArcBest Corp.	11,334	233,480
Roadrunner Transportation Systems, Inc. *	43,986	319,778
Saia, Inc. *	62,412	3,201,736
Swift Transportation Co. *	27,889	739,059

		4,494,053

Semiconductors & Semiconductor Equipment - 5.7%
Advanced Energy Industries, Inc. *	99,264	6,421,388
Advanced Micro Devices, Inc. *	325,922	4,067,507
Alpha & Omega Semiconductor Ltd. *	60,113	1,002,084
Ambarella, Inc. *(a)	23,698	1,150,538
Amkor Technology, Inc. *	412,117	4,026,383
Brooks Automation, Inc.	54,277	1,177,268
Cabot Microelectronics Corp.	25,864	1,909,539
Cirrus Logic, Inc. *	113,342	7,108,810
Entegris, Inc. *	113,845	2,498,898
Integrated Device Technology, Inc. *	27,686	714,022
MaxLinear, Inc. *	53,930	1,504,108
Microsemi Corp. *	61,611	2,883,395
MKS Instruments, Inc.	51,505	3,466,286
Monolithic Power Systems, Inc.	2,523	243,217
PDF Solutions, Inc. *	19,189	315,659
Photronics, Inc. *	114,677	1,077,964
Power Integrations, Inc.	7,377	537,783
Rudolph Technologies, Inc. *	85,708	1,958,428
Silicon Laboratories, Inc. *	8,594	587,400
Synaptics, Inc. *	11,164	577,290

		43,227,967

Software - 1.7%
Aspen Technology, Inc. *	17,872	987,607
Barracuda Networks, Inc. *	31,276	721,225
Blackbaud, Inc.	3,259	279,459
Ebix, Inc. (a)	50,436	2,718,500
Ellie Mae, Inc. *	9,208	1,012,051
Fair Isaac Corp.	6,658	928,192
Gigamon, Inc. *	12,768	502,421
HubSpot, Inc. *	3,910	257,082
Mitek Systems, Inc. *	77,551	651,428
Paycom Software, Inc. *	20,060	1,372,305
Pegasystems, Inc.	9,086	530,168
Silver Spring Networks, Inc. *	32,155	362,708
Synchronoss Technologies, Inc. *	19,739	324,707
Take-Two Interactive Software, Inc. *	28,862	2,117,894
VASCO Data Security International, Inc.*	18,219	261,443

		13,027,190

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 1.7%
Aaron’s, Inc.	44,379	1,726,343
American Eagle Outfitters, Inc.	45,317	546,070
Big 5 Sporting Goods Corp.	83,054	1,083,855
Build-A-Bear Workshop, Inc. *	19,308	201,769
Caleres, Inc.	45,490	1,263,712
Chico’s FAS, Inc.	45,811	431,540
Children’s Place, Inc. (The)	23,352	2,384,239
Citi Trends, Inc.	12,661	268,666
Express, Inc. *	56,282	379,903
Francesca’s Holdings Corp. *	46,479	508,480
Genesco, Inc. *	7,906	268,013
Group 1 Automotive, Inc.	7,970	504,660
Haverty Furniture Cos., Inc.	11,225	281,748
Kirkland’s, Inc. *	27,981	287,645
Office Depot, Inc.	264,964	1,494,397
Select Comfort Corp. *	24,322	863,188
Shoe Carnival, Inc.	16,611	346,838

		12,841,066

Textiles, Apparel & Luxury Goods - 0.6%
Culp, Inc.	8,497	276,152
Deckers Outdoor Corp. *	3,145	214,678
Movado Group, Inc.	75,780	1,913,445
Perry Ellis International, Inc. *	12,743	247,979
Vera Bradley, Inc. *	74,362	727,260
Wolverine World Wide, Inc.	40,074	1,122,473

		4,501,987

Thrifts & Mortgage Finance - 3.3%
Astoria Financial Corp.	34,259	690,319
BofI Holding, Inc. *(a)	111,766	2,651,090
Dime Community Bancshares, Inc.	26,665	522,634
Essent Group Ltd. *	22,222	825,325
Federal Agricultural Mortgage Corp., Class C	20,009	1,294,582
First Defiance Financial Corp.	15,248	803,265
Flagstar Bancorp, Inc. *	36,526	1,125,731
HomeStreet, Inc. *	38,437	1,063,744
Meta Financial Group, Inc.	21,525	1,915,725
MGIC Investment Corp. *	160,037	1,792,414
Oritani Financial Corp.	13,009	221,803
Provident Financial Services, Inc.	25,335	643,002
Radian Group, Inc.	249,636	4,081,549
United Financial Bancorp, Inc.	16,318	272,347
Walker & Dunlop, Inc. *	87,444	4,269,891
Washington Federal, Inc.	47,910	1,590,612
WSFS Financial Corp.	19,443	881,740

		24,645,773

Tobacco - 0.2%
Universal Corp.	14,685	950,120
Vector Group Ltd.	35,338	753,406

		1,703,526

Trading Companies & Distributors - 0.7%
DXP Enterprises, Inc. *	6,338	218,661
GATX Corp. (a)	49,786	3,199,746
H&E Equipment Services, Inc.	51,908	1,059,442
Rush Enterprises, Inc., Class A *	26,250	975,975

		5,453,824

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Water Utilities - 0.1%
SJW Group	15,493	761,946

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	107,961	86,801
Shenandoah Telecommunications Co.	31,025	952,467

		1,039,268

TOTAL COMMON STOCKS (Cost $587,856,894)		727,537,074

	NO. OF RIGHTS

RIGHT - 0.0% (b)

Media - 0.0% (b)
Media General, Inc., CVR
(Cost $10,985) (3)*(c)	36,985	56,646

	SHARES

SHORT-TERM INVESTMENT - 3.2%

Investment Company - 3.2%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $23,883,091) (2)(d)	23,885,475	23,883,087

SECURITIES LENDING COLLATERAL - 5.3%

Investment Company - 5.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $39,659,812) (2)(d)(e)	39,659,812	39,659,812

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 105.1% (Cost $651,410,782)		791,136,619

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.1)% (f)		(38,077,939)

NET ASSETS - 100.0%		753,058,680

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$113,955,618	15.1%
Consumer Staples	28,164,755	3.7
Energy	8,312,174	1.1
Financials	155,929,087	20.8
Health Care	67,250,428	8.9
Industrials	114,750,230	15.2
Information Technology	135,065,064	18.0
Materials	37,081,663	4.9
Real Estate	52,879,751	7.0
Telecommunication Services	3,808,439	0.5
Utilities	10,396,511	1.4
Short-Term Investment	23,883,087	3.2
Securities Lending Collateral	39,659,812	5.3

Total Investments In Securities At Value	791,136,619	105.1
Liabilities in Excess of Other Assets (f)	(38,077,939)	(5.1)

Net Assets	$753,058,680	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $38,483,025.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $56,646, which represents approximately 0.01% of net assets of the fund.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
250	JPMS	E-Mini Russell 2000 Futures	09/2017	$17,784,332	$17,678,750	$(105,582)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$897,776	$897,776

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MULTI STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Australia - 6.1%
Amcor Ltd.	29,675	369,683
Aristocrat Leisure Ltd.	246,710	4,277,199
Australia & New Zealand Banking Group Ltd.	46,711	1,030,991
BHP Billiton Ltd.	77,989	1,390,070
BHP Billiton plc	8,479	129,904
Caltex Australia Ltd.	40,315	978,981
CIMIC Group Ltd.	51,751	1,544,140
Coca-Cola Amatil Ltd.	94,029	667,245
Cochlear Ltd.	8,740	1,043,882
Commonwealth Bank of Australia	4,307	273,995
CSL Ltd.	11,411	1,211,047
Dexus, REIT	104,929	763,945
Fortescue Metals Group Ltd.	1,066,615	4,269,761
Goodman Group, REIT	41,832	252,824
GPT Group (The), REIT	196,673	723,368
Harvey Norman Holdings Ltd. (a)	47,125	138,382
Macquarie Group Ltd.	5,934	403,535
National Australia Bank Ltd.	9,458	215,155
Newcrest Mining Ltd.	150,644	2,337,958
Scentre Group, REIT	235,569	732,407
South32 Ltd.	1,474,217	3,036,160
Treasury Wine Estates Ltd.	96,024	970,990
Woodside Petroleum Ltd.	20,898	479,380

		27,241,002

Belgium - 1.0%
Ageas	28,862	1,162,307
KBC Group NV	34,174	2,591,040
Solvay SA	1,899	254,867
Umicore SA	7,482	520,456

		4,528,670

Canada - 8.7%
Agrium, Inc. (1)	3,542	321,014
Alimentation Couche-Tard, Inc., Class B (1)	29,492	1,413,651
Bank of Montreal (1)	30,564	2,244,220
Bank of Nova Scotia (The) (1)	39,774	2,392,635
Barrick Gold Corp. (1)	28,220	448,935
Brookfield Asset Management, Inc., Class A (1)	24,823	974,123
Canadian Imperial Bank of Commerce (1)	15,845	1,287,712
Canadian National Railway Co. (1)	38,068	3,088,768
Canadian Tire Corp. Ltd., Class A (1)	8,065	917,698
CCL Industries, Inc., Class B (1)	7,415	375,153
CGI Group, Inc., Class A (1)*	42,932	2,193,611
Constellation Software, Inc. (1)	2,463	1,288,498
Dollarama, Inc. (1)	6,101	582,954
Great-West Lifeco, Inc. (1)	3,723	100,913
Kinross Gold Corp. (1)*	155,317	631,185
Linamar Corp. (1)	5,233	257,937
Magna International, Inc. (1)	46,040	2,132,652
Open Text Corp. (1)	68,345	2,157,126
Power Corp. of Canada (1)	5,259	119,958
Restaurant Brands International, Inc. (1)	6,549	409,767
Royal Bank of Canada (1)	57,836	4,199,443
Saputo, Inc. (1)	94,544	3,007,357
Teck Resources Ltd., Class B (1)	222,070	3,849,579

INVESTMENTS	SHARES	VALUE ($)
Canada - 8.7% (continued)
Thomson Reuters Corp. (1)	9,048	418,909
Toronto-Dominion Bank (The) (1)	60,966	3,072,276
West Fraser Timber Co. Ltd. (1)	25,384	1,201,473

		39,087,547

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	2,445,500	2,113,226

Denmark - 1.7%
Danske Bank A/S	32,053	1,233,178
Genmab A/S *	1,661	354,158
ISS A/S	19,751	775,842
Novo Nordisk A/S, Class B	6,318	271,467
TDC A/S	94,903	551,898
Vestas Wind Systems A/S	49,516	4,573,661

		7,760,204

Finland - 1.4%
Neste OYJ	99,299	3,918,436
Nokia OYJ	143,842	882,000
Orion OYJ, Class B	23,383	1,493,725

		6,294,161

France - 9.1%
Airbus SE	2,014	166,206
Arkema SA	2,506	267,620
Atos SE	27,670	3,882,395
AXA SA	43,757	1,198,213
BNP Paribas SA	63,329	4,559,228
Bouygues SA	21,661	912,583
Christian Dior SE	1,591	454,926
Cie Generale des Etablissements Michelin	21,514	2,863,386
CNP Assurances	119,700	2,686,812
Eutelsat Communications SA	23,787	606,923
Lagardere SCA	13,189	416,169
L’Oreal SA	7,490	1,561,774
Peugeot SA	174,162	3,470,989
Sanofi	65,583	6,284,162
Societe Generale SA	49,037	2,644,354
Sodexo SA	14,034	1,813,788
Thales SA	23,392	2,517,548
TOTAL SA	87,165	4,327,483

		40,634,559

Germany - 8.7%
adidas AG	1,044	200,186
Allianz SE (Registered)	19,743	3,896,126
BASF SE	6,801	631,195
Bayer AG (Registered)	46,279	5,998,230
Covestro AG (b)	77,244	5,599,731
Deutsche Lufthansa AG (Registered)	242,508	5,526,649
Deutsche Post AG (Registered)	24,027	901,932
Fresenius SE & Co. KGaA	9,490	814,744
Hannover Rueck SE	13,444	1,614,806
Henkel AG & Co. KGaA (Preference)	5,264	725,873
HOCHTIEF AG	1,352	248,199
Infineon Technologies AG	39,390	836,666
Linde AG	4,967	945,484
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	17,830	3,607,952

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MULTI STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 8.7% (continued)
SAP SE	9,801	1,025,884
Siemens AG (Registered)	44,572	6,131,056
Vonovia SE	11,443	455,273

		39,159,986

Hong Kong - 3.5%
Cheung Kong Property Holdings Ltd.	57,500	449,954
CK Hutchison Holdings Ltd.	56,000	702,774
CLP Holdings Ltd.	243,000	2,569,566
Galaxy Entertainment Group Ltd.	81,000	491,614
Hong Kong Exchanges & Clearing Ltd.	28,400	733,697
Kerry Properties Ltd.	70,000	237,677
Link REIT	26,000	197,783
NWS Holdings Ltd.	129,000	253,702
PCCW Ltd.	269,000	152,876
SJM Holdings Ltd.	909,000	957,788
Sun Hung Kai Properties Ltd.	91,000	1,336,806
WH Group Ltd. (b)	5,717,000	5,772,865
Wheelock & Co. Ltd.	94,000	709,005
Yue Yuen Industrial Holdings Ltd.	320,500	1,329,271

		15,895,378

Italy - 1.3%
Enel SpA	281,656	1,510,661
Leonardo SpA	176,028	2,930,826
Poste Italiane SpA (b)	35,788	245,398
Telecom Italia SpA *	1,298,543	1,201,376

		5,888,261

Japan - 20.5%
Acom Co. Ltd. *	10,000	45,773
AEON Financial Service Co. Ltd.	2,700	57,300
Amada Holdings Co. Ltd.	88,000	1,020,771
Asahi Glass Co. Ltd.	10,800	456,115
Asahi Kasei Corp.	240,000	2,589,195
Astellas Pharma, Inc.	133,000	1,630,141
Bandai Namco Holdings, Inc.	52,800	1,804,036
Brother Industries Ltd.	52,400	1,213,742
Credit Saison Co. Ltd.	16,800	328,960
Dai-ichi Life Holdings, Inc.	87,900	1,595,509
Daiwa House Industry Co. Ltd.	15,100	516,806
DeNA Co. Ltd.	61,900	1,391,230
Fuji Electric Co. Ltd.	48,000	253,885
Fujitsu Ltd.	551,000	4,075,343
Hitachi Chemical Co. Ltd.	64,100	1,921,757
Hitachi High-Technologies Corp.	77,800	3,029,760
Hitachi Ltd.	133,000	820,037
Hoya Corp.	14,900	775,714
Idemitsu Kosan Co. Ltd.	95,400	2,714,006
Iida Group Holdings Co. Ltd.	3,800	63,428
ITOCHU Corp.	131,600	1,959,383
Japan Tobacco, Inc.	27,100	952,514
JTEKT Corp.	37,100	545,939
Kamigumi Co. Ltd.	12,000	126,142
Kansai Electric Power Co., Inc. (The)	255,300	3,520,442
KDDI Corp.	37,100	981,207
Konami Holdings Corp.	48,700	2,710,921
Kuraray Co. Ltd.	15,600	284,061
Lion Corp.	9,900	205,345
Marubeni Corp.	275,700	1,786,165

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.5% (continued)
Mitsubishi Chemical Holdings Corp.	30,800	256,618
Mitsubishi Electric Corp.	204,100	2,951,817
Mitsubishi Estate Co. Ltd.	31,000	579,477
Mitsubishi Gas Chemical Co., Inc.	147,300	3,128,564
Mitsubishi Tanabe Pharma Corp.	49,300	1,140,413
Mitsubishi UFJ Financial Group, Inc.	340,300	2,295,340
Mitsui Fudosan Co. Ltd.	24,000	575,004
Mixi, Inc.	14,000	779,090
Mizuho Financial Group, Inc.	756,600	1,387,206
MS&AD Insurance Group Holdings, Inc.	15,900	536,286
NH Foods Ltd.	85,000	2,585,709
Nippon Express Co. Ltd.	460,000	2,886,577
Nippon Telegraph & Telephone Corp.	136,400	6,438,640
Nomura Holdings, Inc.	108,300	653,097
Nomura Real Estate Holdings, Inc.	8,000	157,437
NTT DOCOMO, Inc.	35,400	837,234
Omron Corp.	11,900	518,000
Otsuka Holdings Co. Ltd.	20,500	875,253
Recruit Holdings Co. Ltd.	9,000	154,889
Resona Holdings, Inc.	102,000	563,429
Sega Sammy Holdings, Inc.	46,700	629,619
Sekisui House Ltd.	26,900	475,420
Shin-Etsu Chemical Co. Ltd.	25,000	2,275,322
Shionogi & Co. Ltd.	24,700	1,377,220
Sompo Holdings, Inc.	34,500	1,339,113
Sumitomo Dainippon Pharma Co. Ltd.	177,200	2,418,761
Sumitomo Heavy Industries Ltd.	411,000	2,727,244
Sumitomo Mitsui Financial Group, Inc.	50,500	1,971,746
Suzuki Motor Corp.	72,500	3,453,753
T&D Holdings, Inc.	107,500	1,643,905
Tohoku Electric Power Co., Inc.	24,900	345,092
Tokyo Electric Power Co. Holdings, Inc. *	344,000	1,420,153
Tokyo Electron Ltd.	11,200	1,514,161
Toyo Seikan Group Holdings Ltd.	4,200	71,101
Toyota Tsusho Corp.	5,600	168,368
Yokogawa Electric Corp.	79,300	1,276,200

		91,782,885

Netherlands - 4.0%
Aegon NV	280,870	1,437,467
Akzo Nobel NV	7,216	627,565
ING Groep NV	96,440	1,664,822
Koninklijke Philips NV	18,749	667,440
NN Group NV	58,957	2,091,974
Randstad Holding NV	29,147	1,699,303
Royal Dutch Shell plc, Class A	91,667	2,435,474
Royal Dutch Shell plc, Class B	97,616	2,620,640
Wolters Kluwer NV	106,365	4,498,492

		17,743,177

Singapore - 0.6%
CapitaLand Commercial Trust, REIT	273,500	329,625
DBS Group Holdings Ltd.	66,200	996,362
Genting Singapore plc	957,700	754,539
Oversea-Chinese Banking Corp. Ltd.	27,600	216,200
SATS Ltd.	56,800	210,710
United Overseas Bank Ltd.	21,900	367,671

		2,875,107

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MULTI STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 0.4%
Investec plc	230,142	1,719,615

Spain - 3.6%
Aena SA (b)	28,904	5,644,212
Banco Bilbao Vizcaya Argentaria SA	28,838	240,219
Banco Santander SA	688,835	4,573,782
CaixaBank SA	56,504	270,110
Endesa SA	27,385	631,733
Grifols SA	7,841	218,616
Iberdrola SA	211,075	1,672,648
Mapfre SA	258,234	903,874
Repsol SA	125,567	1,925,078

		16,080,272

Sweden - 2.3%
Essity AB, Class B *	14,930	408,485
Investor AB, Class B	8,330	401,894
Nordea Bank AB	187,982	2,394,220
Sandvik AB	112,359	1,769,007
Securitas AB, Class B	104,910	1,769,463
Skanska AB, Class B	48,709	1,156,641
Svenska Cellulosa AB SCA, Class B	14,930	112,945
Swedbank AB, Class A	11,778	287,452
Telefonaktiebolaget LM Ericsson, Class B	74,353	534,608
Volvo AB, Class B	96,912	1,652,703

		10,487,418

Switzerland - 8.6%
ABB Ltd. (Registered)	96,811	2,402,957
Adecco Group AG (Registered)	16,750	1,276,052
Baloise Holding AG (Registered)	3,204	496,299
Coca-Cola HBC AG *	33,552	986,731
Geberit AG (Registered)	654	305,392
Idorsia Ltd. *	2,701	50,984
Lonza Group AG (Registered) *	2,171	470,274
Nestle SA (Registered)	55,405	4,832,295
Novartis AG (Registered)	49,554	4,139,078
Roche Holding AG	27,471	7,019,250
SGS SA (Registered)	403	977,149
Sika AG	218	1,399,588
STMicroelectronics NV	104,823	1,507,305
Swiss Life Holding AG (Registered) *	8,121	2,747,107
Swiss Re AG	45,001	4,124,016
UBS Group AG (Registered) *	57,602	979,573
Zurich Insurance Group AG	17,230	5,028,558

		38,742,608

United Kingdom - 14.6%
3i Group plc	23,824	280,112
Admiral Group plc	12,335	321,880
Anglo American plc *	86,776	1,159,303
Ashtead Group plc	36,497	755,219
AstraZeneca plc	4,834	323,798
Auto Trader Group plc (b)	127,653	632,056
BAE Systems plc	67,524	557,430
Barclays plc	387,956	1,026,056
Barratt Developments plc	425,246	3,123,122
Berkeley Group Holdings plc	20,460	860,334
BP plc	226,561	1,307,750
British American Tobacco plc	51,975	3,541,729

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 14.6% (continued)
British Land Co. plc (The), REIT	80,014	631,674
BT Group plc	965,415	3,712,256
Burberry Group plc	9,589	207,494
Compass Group plc	91,810	1,937,877
Diageo plc	6,622	195,692
Direct Line Insurance Group plc	241,577	1,118,628
Dixons Carphone plc	150,583	556,655
Fiat Chrysler Automobiles NV *	359,975	3,802,982
GlaxoSmithKline plc	34,566	735,816
Hammerson plc, REIT	43,773	327,505
HSBC Holdings plc	658,054	6,108,035
Imperial Brands plc	25,501	1,145,943
J Sainsbury plc	355,007	1,164,446
Kingfisher plc	262,138	1,026,773
Land Securities Group plc, REIT	27,580	364,129
Legal & General Group plc	406,558	1,368,068
Lloyds Banking Group plc	3,829,583	3,300,244
London Stock Exchange Group plc	9,340	444,280
National Grid plc	102,135	1,265,502
Old Mutual plc	74,864	188,873
Persimmon plc	128,567	3,754,994
Prudential plc	87,891	2,017,431
Reckitt Benckiser Group plc	15,601	1,581,522
RELX plc	27,020	584,091
Rio Tinto Ltd.	10,260	498,622
Royal Mail plc	22,363	122,676
Segro plc, REIT	105,872	674,803
Sky plc	27,519	356,402
Taylor Wimpey plc	1,076,156	2,471,337
Unilever NV, CVA	47,175	2,604,145
Unilever plc	31,184	1,687,612
Vodafone Group plc	212,804	604,354
Wm Morrison Supermarkets plc	889,525	2,793,857
WPP plc	115,721	2,436,701

		65,680,208

United States - 0.3%
Shire plc	25,582	1,410,565

TOTAL COMMON STOCKS (Cost $387,162,415)		435,124,849

SHORT-TERM INVESTMENT - 2.9%

Investment Company - 2.9%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $13,011,068) (c)	13,012,369	13,011,068

SECURITIES LENDING COLLATERAL - 0.3%

Investment Company - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $1,098,863) (c)(d)	1,098,863	1,098,863

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MULTI STYLE FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
U.S. Treasury Obligations - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
U.S. Treasury Bills
0.00%, 7/30/2017 (d)	50	50
0.00%, 8/17/2017 (d)	30,197	30,161
0.00%, 11/9/2017 (d)	80,901	80,590
U.S. Treasury Inflation Linked Bond, 0.13% 7/15/2022 (d)	1,000	1,064
U.S. Treasury Notes
1.21%, 10/31/2017 (d)	105,096	105,190
1.11%, 4/30/2019 (d)	50	50

TOTAL U.S. TREASURY OBLIGATIONS (Cost $217,105)		217,105

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,315,968)		1,315,968

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.1% (Cost $401,489,451)		449,451,885

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)% (e)		(557,032)

NET ASSETS - 100.0%		448,894,853

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$49,037,095	10.9%
Consumer Staples	38,918,723	8.7
Energy	20,707,225	4.6
Financials	102,439,464	22.8
Health Care	40,057,299	8.9
Industrials	73,473,344	16.4
Information Technology	32,268,633	7.2
Materials	40,791,924	9.1
Real Estate	10,015,504	2.2
Telecommunication Services	14,479,841	3.2
Utilities	12,935,797	2.9
Short-Term Investment	13,011,068	2.9
Securities Lending Collateral	1,315,968	0.3

Total Investments In Securities At Value	449,451,885	100.1
Liabilities in Excess of Other Assets (e)	(557,032)	(0.1)

Net Assets	$448,894,853	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $1,251,027.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $17,894,262, which represents approximately 3.99% of net assets of the fund.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MULTI STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
91	JPMS	E-Mini MSCI EAFE Index Futures	09/2017	$8,625,559	$8,597,680	$(27,879)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$465,478	$465,478

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.0%

Brazil - 6.0%
Banco Bradesco SA, ADR (1)*	90,471	769,004
Banco do Brasil SA (1)*	116,600	943,950
Banco Santander Brasil SA, ADR (1)	177,566	1,337,072
BR Malls Participacoes SA (1)	27,485	99,059
Braskem SA (Preference), Class A (1)	191,300	1,981,773
Centrais Eletricas Brasileiras SA (1)*	191,100	719,891
Centrais Eletricas Brasileiras SA (Preference), Class B (1)*	18,200	89,547
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	6,295	59,928
Cia Paranaense de Energia, ADR (1)	16,878	123,885
CPFL Energia SA (1)	10,200	81,590
Itau Unibanco Holding SA, ADR (1)	164,729	1,820,255
Itausa - Investimentos Itau SA (Preference) (1)	385,341	1,049,164
M Dias Branco SA (1)*	66,000	987,141
Natura Cosmeticos SA (1)	17,400	134,404
Petroleo Brasileiro SA (Preference) (1)*	286,400	1,074,573
Qualicorp SA (1)	152,100	1,324,545
Sul America SA (1)	130,597	699,718
TIM Participacoes SA, ADR (1)	159,061	2,354,103
Vale SA (Preference) (1)*	319,200	2,595,686

		18,245,288

Chile - 1.6%
Banco Santander Chile, ADR (1)	13,533	343,873
Cencosud SA (1)	503,952	1,341,443
Embotelladora Andina SA (Preference), Class B (1)	8,116	34,402
Enel Americas SA, ADR (1)	108,688	1,024,928
Enel Chile SA, ADR (1)	37,455	206,002
Latam Airlines Group SA, ADR (1)	61,260	678,148
Sociedad Quimica y Minera de Chile SA, ADR (1)	36,879	1,217,745

		4,846,541

China - 25.7%
58.com, Inc., ADR (1)*	4,817	212,478
Agricultural Bank of China Ltd., Class H *	3,649,000	1,724,585
Air China Ltd., Class H	986,000	1,016,317
Alibaba Group Holding Ltd., ADR (1)*	73,260	10,322,334
Anhui Conch Cement Co. Ltd., Class H	448,000	1,556,953
Baidu, Inc., ADR (1)*	16,444	2,941,174
Bank of China Ltd., Class H *	4,071,000	1,996,284
Bank of Communications Co. Ltd., Class H	651,000	459,262
Beijing Capital International Airport Co. Ltd., Class H	62,000	87,325
Belle International Holdings Ltd.	593,000	467,431
China Cinda Asset Management Co. Ltd., Class H	1,789,000	666,746
China Communications Services Corp. Ltd., Class H	2,068,000	1,191,226
China Construction Bank Corp., Class H	6,438,000	5,006,487
China Everbright Bank Co. Ltd., Class H	694,000	324,307

INVESTMENTS	SHARES	VALUE ($)
China - 25.7% (continued)
China Evergrande Group *(a)	585,000	1,049,502
China Huarong Asset Management Co. Ltd., Class H (a)(b)	391,000	151,642
China Medical System Holdings Ltd.	59,000	102,015
China Merchants Bank Co. Ltd., Class H	612,000	1,844,190
China Mobile Ltd.	589,175	6,246,317
China Overseas Land & Investment Ltd.	380,000	1,112,098
China Petroleum & Chemical Corp., Class H	2,716,000	2,126,633
China Resources Land Ltd.	290,000	844,847
China Resources Power Holdings Co. Ltd.	246,000	482,891
China Shenhua Energy Co. Ltd., Class H	550,500	1,224,793
China Southern Airlines Co. Ltd., Class H *	1,166,000	985,463
China Vanke Co. Ltd., Class H *	214,000	605,315
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,886,000	1,271,964
CNOOC Ltd., ADR (1)	6,588	720,793
Country Garden Holdings Co. Ltd.	1,591,000	1,845,525
CSPC Pharmaceutical Group Ltd.	654,000	955,239
Ctrip.com International Ltd., ADR (1)*	20,700	1,114,902
Far East Horizon Ltd.	358,000	312,310
Geely Automobile Holdings Ltd.	1,415,000	3,049,740
Great Wall Motor Co. Ltd., Class H	602,500	743,566
Haitian International Holdings Ltd.	63,000	176,566
Industrial & Commercial Bank of China Ltd., Class H *	5,756,000	3,884,625
JD.com, Inc., ADR (1)*	41,989	1,646,809
NetEase, Inc., ADR (1)	4,926	1,480,903
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	554,545
Ping An Insurance Group Co. of China Ltd., Class H	124,500	820,131
SINA Corp. (1)*	3,734	317,278
Sinopec Engineering Group Co. Ltd., Class H	600,000	540,554
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,174,000	1,698,516
Sinopharm Group Co. Ltd., Class H *	50,000	225,896
Sinotrans Ltd., Class H	1,488,000	762,400
Sunny Optical Technology Group Co. Ltd.	60,000	537,302
TAL Education Group, ADR (1)	2,743	335,496
Tencent Holdings Ltd.	212,700	7,630,604
Tingyi Cayman Islands Holding Corp. *	110,000	130,480
TravelSky Technology Ltd., Class H	384,000	1,131,073
Vipshop Holdings Ltd., ADR (1)*	24,408	257,504
Weibo Corp., ADR (1)*	373	24,820
Weichai Power Co. Ltd., Class H	2,171,000	1,897,223

		78,815,379

Hong Kong - 1.4%
Haier Electronics Group Co. Ltd. *	289,000	751,372
Nine Dragons Paper Holdings Ltd.	1,751,000	2,331,787
Sino Biopharmaceutical Ltd.	51,000	45,096
Sun Art Retail Group Ltd.	1,356,000	1,079,381

		4,207,636

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hungary - 0.2%
MOL Hungarian Oil & Gas plc	4,788	376,061
Richter Gedeon Nyrt	11,164	291,865

		667,926

India - 7.9%
Axis Bank Ltd., GDR	10,724	427,149
Dr Reddy’s Laboratories Ltd., ADR (1)	65,230	2,748,792
ICICI Bank Ltd., ADR (1)	362,916	3,255,360
Infosys Ltd., ADR (1)	502,826	7,552,447
Larsen & Toubro Ltd., GDR	5,509	142,203
Reliance Industries Ltd., GDR *(b)	3,336	142,446
Reliance Industries Ltd., GDR (LSE) *(b)	42,568	1,803,805
State Bank of India, GDR	20,211	859,248
Tata Motors Ltd., ADR (1)	158,749	5,240,304
Wipro Ltd., ADR (1)(a)	369,010	1,918,852

		24,090,606

Indonesia - 3.0%
Adaro Energy Tbk. PT	6,542,000	773,982
Bank Negara Indonesia Persero Tbk. PT	652,600	320,882
Bank Rakyat Indonesia Persero Tbk. PT	728,400	831,129
Gudang Garam Tbk. PT *	200,000	1,176,019
Indofood CBP Sukses Makmur Tbk. PT	198,200	130,975
Indofood Sukses Makmur Tbk. PT	1,049,300	677,510
Telekomunikasi Indonesia Persero Tbk. PT	11,068,500	3,758,769
United Tractors Tbk. PT	550,300	1,132,631
Waskita Karya Persero Tbk. PT	1,565,500	272,037

		9,073,934

Malaysia - 2.8%
AirAsia Bhd.	3,426,792	2,594,278
Genting Bhd.	451,500	989,726
Genting Malaysia Bhd.	865,600	1,108,923
Malayan Banking Bhd.	152,700	342,522
MISC Bhd.	172,800	300,550
Petronas Chemicals Group Bhd.	139,400	230,543
Public Bank Bhd.	257,900	1,220,658
Tenaga Nasional Bhd.	480,200	1,582,050
YTL Corp. Bhd.	501,000	170,405

		8,539,655

Mexico - 4.0%
America Movil SAB de CV, Class L, ADR (1)	138,186	2,199,921
Arca Continental SAB de CV (1)	102,000	766,542
Coca-Cola Femsa SAB de CV, ADR (1)	5,408	457,895
Fomento Economico Mexicano SAB de CV, ADR (1)	9,111	895,976
Gentera SAB de CV (1)	223,000	334,584
Gruma SAB de CV, Class B (1)	122,620	1,599,102
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	131,800	1,484,323
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	5,477	1,152,361
Grupo Bimbo SAB de CV, Series A (1)	52,100	130,905
Grupo Financiero Banorte SAB de CV, Class O (1)	148,000	940,986

INVESTMENTS	SHARES	VALUE ($)
Mexico - 4.0% (continued)
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	9,891	95,349
Grupo Lala SAB de CV (1)	76,400	139,929
Grupo Mexico SAB de CV, Series B (1)	382,400	1,076,061
Grupo Televisa SAB, ADR (1)	13,194	321,538
Industrias Penoles SAB de CV (1)	1,840	41,520
Kimberly-Clark de Mexico SAB de CV, Class A (1)	58,600	123,989
Mexichem SAB de CV (1)	113,300	304,152
OHL Mexico SAB de CV (1)	231,900	334,777

		12,399,910

Peru - 0.2%
Credicorp Ltd. (1)	3,587	643,472

Philippines - 1.1%
Ayala Corp.	12,620	212,719
Ayala Land, Inc.	183,900	144,882
Bank of the Philippine Islands	106,490	219,524
BDO Unibank, Inc.	128,390	315,625
Globe Telecom, Inc.	13,135	533,188
International Container Terminal Services, Inc.	138,040	267,386
JG Summit Holdings, Inc. *	305,970	491,035
Jollibee Foods Corp.	26,930	108,810
Metropolitan Bank & Trust Co.	62,860	108,909
Security Bank Corp.	109,660	471,552
SM Investments Corp.	30,410	483,482

		3,357,112

Poland - 1.7%
Bank Zachodni WBK SA	2,428	224,174
Eurocash SA	23,009	192,482
Grupa Azoty SA *	5,656	96,691
Grupa Lotos SA *	22,003	302,950
Jastrzebska Spolka Weglowa SA *	8,411	167,894
Polski Koncern Naftowy ORLEN SA	114,713	3,465,004
Polskie Gornictwo Naftowe i Gazownictwo SA	424,052	723,465
Tauron Polska Energia SA *	214,160	206,908

		5,379,568

Russia - 2.8%
Gazprom PJSC, ADR (1)	350,088	1,395,101
LUKOIL PJSC, ADR	29,278	1,427,046
Mobile TeleSystems PJSC, ADR (1)	242,935	2,035,795
Novatek PJSC, GDR	5,239	584,309
Rosneft Oil Co. PJSC, GDR	68,272	371,465
Severstal PJSC, GDR	80,435	1,054,421
Surgutneftegas OJSC, ADR (1)	88,464	379,511
Tatneft PJSC, ADR	37,708	1,421,617

		8,669,265

South Africa - 6.0%
Bid Corp. Ltd.	19,957	455,884
Bidvest Group Ltd. (The)	186,125	2,241,390
Capitec Bank Holdings Ltd.	5,510	349,572
Exxaro Resources Ltd.	114,876	816,157
FirstRand Ltd.	162,042	584,377
Foschini Group Ltd. (The)	121,833	1,278,520
Hyprop Investments Ltd., REIT	46,204	412,274
Imperial Holdings Ltd.	101,945	1,251,704

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 6.0% (continued)
Investec Ltd.	162,985	1,201,280
Massmart Holdings Ltd.	41,369	334,030
Mondi Ltd.	33,517	868,041
Naspers Ltd., Class N	11,911	2,345,667
Nedbank Group Ltd.	11,744	187,521
Pick n Pay Stores Ltd.	34,908	157,353
Redefine Properties Ltd., REIT	130,202	104,710
Remgro Ltd.	28,077	458,005
Resilient REIT Ltd.	80,551	750,122
RMB Holdings Ltd.	68,093	305,912
Sanlam Ltd.	23,083	114,327
Sappi Ltd.	93,304	620,918
Standard Bank Group Ltd.	126,786	1,396,250
Telkom SA SOC Ltd.	212,402	999,135
Tiger Brands Ltd.	11,362	319,449
Truworths International Ltd.	149,084	814,481

		18,367,079

South Korea - 15.7%
AMOREPACIFIC Group	1,259	143,068
Dongbu Insurance Co. Ltd.	1,450	86,170
Hana Financial Group, Inc.	17,656	697,280
Hankook Tire Co. Ltd.	789	43,858
Hanwha Chemical Corp.	7,091	187,122
Hanwha Corp.	38,699	1,603,729
Hyundai Construction Equipment Co. Ltd. *	192	57,727
Hyundai Electric & Energy System Co. Ltd. *	199	54,179
Hyundai Engineering & Construction Co. Ltd.	25,605	1,031,528
Hyundai Heavy Industries Co. Ltd. *	757	117,039
Hyundai Marine & Fire Insurance Co. Ltd.	69,669	2,396,268
Hyundai Mobis Co. Ltd.	1,242	271,516
Hyundai Robotics Co. Ltd. *	1,293	436,782
KB Financial Group, Inc.	28,012	1,414,333
Korean Air Lines Co. Ltd. *	8,563	289,615
KT Corp.	9,941	283,444
LG Display Co. Ltd.	2,734	88,423
LG Electronics, Inc.	12,305	863,263
LG Uplus Corp.	163,521	2,230,055
Lotte Chemical Corp.	6,911	2,080,049
POSCO	3,217	805,833
Posco Daewoo Corp.	30,694	598,450
S-1 Corp.	1,090	92,417
Samsung Electronics Co. Ltd.	9,129	19,014,081
Shinhan Financial Group Co. Ltd.	3,876	167,231
SK Hynix, Inc.	114,839	6,761,688
SK Innovation Co. Ltd.	19,249	2,665,917
SK Telecom Co. Ltd.	8,360	1,943,945
Woori Bank	99,523	1,603,205

		48,028,215

Taiwan - 12.5%
AU Optronics Corp.	238,000	108,633
Casetek Holdings Ltd.	108,000	361,831
Catcher Technology Co. Ltd.	97,000	1,156,088
Cathay Financial Holding Co. Ltd. *	374,000	615,614
Chailease Holding Co. Ltd.	16,000	44,569
China Airlines Ltd.	400,000	121,340

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 12.5% (continued)
China Life Insurance Co. Ltd.	2,214,560	2,207,655
CTBC Financial Holding Co. Ltd. *	1,070,559	701,715
E.Sun Financial Holding Co. Ltd.	1,098,900	675,318
Eva Airways Corp.	307,650	152,186
Far EasTone Telecommunications Co. Ltd.	123,000	313,279
Feng TAY Enterprise Co. Ltd.	31,014	137,055
First Financial Holding Co. Ltd.	1,442,000	964,219
Formosa Chemicals & Fibre Corp.	148,000	464,304
Formosa Petrochemical Corp.	35,000	120,710
Foxconn Technology Co. Ltd.	246,929	744,760
Fubon Financial Holding Co. Ltd. *	400,000	636,526
Hon Hai Precision Industry Co. Ltd.	1,229,493	4,726,160
Innolux Corp.	2,444,000	1,276,052
Largan Precision Co. Ltd.	6,000	955,287
Lite-On Technology Corp.	574,410	942,851
Mega Financial Holding Co. Ltd.	450,000	374,088
Micro-Star International Co. Ltd. *	126,000	292,472
Nien Made Enterprise Co. Ltd.	78,000	864,946
Pegatron Corp.	402,000	1,257,541
Phison Electronics Corp.	90,000	1,111,846
Pou Chen Corp.	755,000	1,044,051
Powertech Technology, Inc. *	569,000	1,755,223
Realtek Semiconductor Corp.	410,000	1,474,698
Shin Kong Financial Holding Co. Ltd.	1,117,000	297,113
Taishin Financial Holding Co. Ltd.	331,025	150,645
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	279,680	9,777,613
Uni-President Enterprises Corp.	407,000	815,764
Wistron Corp.	1,405,402	1,428,603
WPG Holdings Ltd.	64,000	85,378

		38,156,133

Thailand - 2.5%
Advanced Info Service PCL, NVDR	8,700	45,428
Charoen Pokphand Foods PCL, NVDR	2,300,600	1,678,554
Home Product Center PCL, NVDR	417,300	117,834
Indorama Ventures PCL, NVDR	89,200	99,714
Krung Thai Bank PCL, NVDR	1,087,900	601,587
PTT Global Chemical PCL, NVDR	827,400	1,667,422
PTT PCL, NVDR	87,400	951,141
Robinson PCL, NVDR	102,700	175,982
Siam Commercial Bank PCL (The), NVDR	82,900	379,011
Thai Oil PCL, NVDR	610,600	1,419,352
Thai Union Group PCL, NVDR	624,404	387,775

		7,523,800

Turkey - 1.6%
Akbank TAS	33,251	92,618
Arcelik A/S	237,948	1,761,986
KOC Holding A/S	117,694	541,068
Turkiye Garanti Bankasi A/S	54,457	151,573
Turkiye Is Bankasi, Class C	568,147	1,203,049
Turkiye Sise ve Cam Fabrikalari A/S	398,179	520,569
Turkiye Vakiflar Bankasi TAO, Class D	308,945	568,055

		4,838,918

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 0.3%
Yum China Holdings, Inc. (1)*	25,244	995,371

TOTAL COMMON STOCKS (Cost $245,543,229)		296,845,808

SHORT-TERM INVESTMENT - 3.1%

Investment Company - 3.1%
Limited Purpose Cash Investment Fund, 0.81% (Cost $9,542,774) (c)	9,543,729	9,542,774

SECURITIES LENDING COLLATERAL - 0.9%

Investment Company - 0.9%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (Cost $2,840,175) (c)(d)	2,840,175	2,840,175

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.0% (Cost $257,926,178)		309,228,757

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)% (e)		(3,204,509)

NET ASSETS - 100.0%		306,024,248

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$28,656,900	9.4%
Consumer Staples	14,290,450	4.7
Energy	25,419,461	8.3
Financials	56,874,497	18.5
Health Care	5,693,447	1.9
Industrials	21,087,665	6.9
Information Technology	87,825,275	28.6
Materials	21,147,147	6.9
Real Estate	6,968,334	2.3
Telecommunication Services	24,134,605	7.9
Utilities	4,748,027	1.6
Short-Term Investment	9,542,774	3.1
Securities Lending Collateral	2,840,175	0.9

Total Investments In Securities At Value	309,228,757	101.0
Liabilities in Excess of Other Assets (e)	(3,204,509)	(1.0)

Net Assets	$306,024,248	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $2,663,375.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $2,097,893, which represents approximately 0.69% of net assets of the fund.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
97	BARC	E-Mini MSCI Emerging Markets Index Futures	09/2017	$4,899,336	$4,890,255	$(9,081)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$478,793	$478,793

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.8%

Aerospace & Defense - 4.2%
Boeing Co. (The)	14,359	2,839,492
BWX Technologies, Inc.	1,495	72,881
General Dynamics Corp.	2,116	419,180
Huntington Ingalls Industries, Inc.	7,742	1,441,251
Northrop Grumman Corp.	3,569	916,198
Raytheon Co.	11,163	1,802,601
Spirit AeroSystems Holdings, Inc., Class A	20,707	1,199,764

		8,691,367

Air Freight & Logistics - 0.2%
FedEx Corp.	1,571	341,425

Airlines - 2.8%
Alaska Air Group, Inc.	2,764	248,097
Copa Holdings SA, Class A (Panama)	2,604	304,668
Delta Air Lines, Inc.	25,113	1,349,573
JetBlue Airways Corp. *	55,707	1,271,791
Southwest Airlines Co.	10,829	672,914
United Continental Holdings, Inc. *	24,506	1,844,076

		5,691,119

Auto Components - 0.6%
Goodyear Tire & Rubber Co. (The)	4,810	168,158
Lear Corp.	7,667	1,089,327

		1,257,485

Automobiles - 0.6%
General Motors Co.	18,491	645,891
Thor Industries, Inc.	4,858	507,758

		1,153,649

Banks - 7.0%
Bank of America Corp.	77,816	1,887,816
Citigroup, Inc.	21,870	1,462,666
East West Bancorp, Inc.	3,240	189,799
Fifth Third Bancorp	15,549	403,652
JPMorgan Chase & Co.	43,114	3,940,620
M&T Bank Corp.	515	83,404
PNC Financial Services Group, Inc. (The)	10,155	1,268,055
Popular, Inc.	5,374	224,149
Regions Financial Corp.	31,659	463,488
SunTrust Banks, Inc.	19,632	1,113,527
US Bancorp	27,273	1,416,014
Wells Fargo & Co.	36,516	2,023,352

		14,476,542

Beverages - 1.2%
Constellation Brands, Inc., Class A	5,091	986,279
Molson Coors Brewing Co., Class B	2,182	188,394
PepsiCo, Inc.	10,497	1,212,299

		2,386,972

Biotechnology - 1.9%
Amgen, Inc.	2,059	354,622
Biogen, Inc. *	1,936	525,353
Bioverativ, Inc. *	803	48,316
Celgene Corp. *	851	110,519

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 1.9% (continued)
Exelixis, Inc. *	23,615	581,637
Gilead Sciences, Inc.	15,018	1,062,974
United Therapeutics Corp. *	6,961	903,051
Vertex Pharmaceuticals, Inc. *	2,840	365,991

		3,952,463

Building Products - 0.7%
AO Smith Corp.	3,592	202,337
Lennox International, Inc.	479	87,964
Owens Corning	17,377	1,162,869

		1,453,170

Capital Markets - 1.2%
Bank of New York Mellon Corp. (The)	16,093	821,065
BlackRock, Inc.	230	97,154
Goldman Sachs Group, Inc. (The)	827	183,511
Morgan Stanley	7,455	332,195
S&P Global, Inc.	1,350	197,086
State Street Corp.	9,798	879,175

		2,510,186

Chemicals - 2.0%
Cabot Corp.	3,532	188,715
Chemours Co. (The)	19,840	752,333
Dow Chemical Co. (The)	12,625	796,259
EI du Pont de Nemours & Co.	6,988	564,002
Huntsman Corp.	4,529	117,029
LyondellBasell Industries NV, Class A	15,338	1,294,374
Monsanto Co.	2,354	278,619
Sherwin-Williams Co. (The)	266	93,355

		4,084,686

Commercial Services & Supplies - 0.8%
Cintas Corp.	6,935	874,087
Republic Services, Inc.	1,912	121,852
Rollins, Inc.	2,483	101,083
Waste Management, Inc.	7,196	527,827

		1,624,849

Communications Equipment - 1.2%
Brocade Communications Systems, Inc.	2,783	35,093
Cisco Systems, Inc.	56,610	1,771,893
Juniper Networks, Inc.	22,768	634,772

		2,441,758

Consumer Finance - 0.2%
Capital One Financial Corp.	2,959	244,472
Discover Financial Services	3,830	238,188

		482,660

Containers & Packaging - 0.2%
Avery Dennison Corp.	1,201	106,133
Packaging Corp. of America	1,962	218,547

		324,680

Distributors - 0.0% (a)
LKQ Corp. *	2,069	68,174

Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	127	76,156

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 0.2% (continued)
H&R Block, Inc.	13,884	429,154

		505,310

Diversified Financial Services - 1.3%
Berkshire Hathaway, Inc., Class B *	15,976	2,705,855

Diversified Telecommunication Services - 0.4%
AT&T, Inc.	21,326	804,630

Electric Utilities - 3.0%
Edison International	2,059	160,993
Eversource Energy	7,237	439,358
Exelon Corp.	29,218	1,053,893
Great Plains Energy, Inc.	8,834	258,659
NextEra Energy, Inc.	3,907	547,488
PG&E Corp.	31,688	2,103,133
Pinnacle West Capital Corp.	17,186	1,463,560
Xcel Energy, Inc.	4,568	209,580

		6,236,664

Electronic Equipment, Instruments & Components - 0.9%
Arrow Electronics, Inc. *	5,892	462,051
CDW Corp.	2,471	154,512
Corning, Inc.	32,067	963,613
Dolby Laboratories, Inc., Class A	3,085	151,042
Jabil, Inc.	3,071	89,642

		1,820,860

Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	3,064	167,019

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	3,811	504,272
AvalonBay Communities, Inc.	1,100	211,387
Boston Properties, Inc.	2,258	277,779
Crown Castle International Corp.	2,021	202,464
Digital Realty Trust, Inc.	5,753	649,801
Equinix, Inc.	908	389,677
Equity Residential	6,814	448,566
Essex Property Trust, Inc.	523	134,552
GGP, Inc.	8,721	205,467
HCP, Inc.	9,749	311,578
Host Hotels & Resorts, Inc.	12,303	224,776
Prologis, Inc.	6,831	400,570
Public Storage	2,231	465,230
Realty Income Corp.	5,417	298,910
Simon Property Group, Inc.	3,193	516,500
Ventas, Inc.	7,001	486,429
Vornado Realty Trust	2,869	269,399
Welltower, Inc.	3,145	235,403
Weyerhaeuser Co.	4,966	166,361

		6,399,121

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	783	125,225
Walgreens Boots Alliance, Inc.	1,043	81,677
Wal-Mart Stores, Inc.	51,332	3,884,806

		4,091,708

INVESTMENTS	SHARES	VALUE ($)
Food Products - 1.9%
Archer-Daniels-Midland Co.	6,195	256,349
Bunge Ltd.	1,179	87,953
Conagra Brands, Inc.	15,538	555,639
Flowers Foods, Inc.	6,915	119,699
Ingredion, Inc.	7,471	890,618
Pilgrim’s Pride Corp. *	27,550	603,896
Tyson Foods, Inc., Class A	21,494	1,346,169

		3,860,323

Health Care Equipment & Supplies - 0.7%
Baxter International, Inc.	17,159	1,038,806
Danaher Corp.	3,850	324,901
Hill-Rom Holdings, Inc.	787	62,653

		1,426,360

Health Care Providers & Services - 4.9%
Aetna, Inc.	4,609	699,784
Anthem, Inc.	8,489	1,597,036
Centene Corp. *	7,308	583,763
Cigna Corp.	1,272	212,920
Express Scripts Holding Co. *	4,952	316,136
Humana, Inc.	6,266	1,507,725
McKesson Corp.	1,917	315,423
UnitedHealth Group, Inc.	10,791	2,000,867
WellCare Health Plans, Inc. *	15,944	2,862,905

		10,096,559

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	21,082	1,382,347
Darden Restaurants, Inc.	24,626	2,227,176
International Game Technology plc	3,274	59,914
Las Vegas Sands Corp.	2,669	170,522
McDonald’s Corp.	1,933	296,058
Royal Caribbean Cruises Ltd.	9,727	1,062,480
Wyndham Worldwide Corp.	1,323	132,843

		5,331,340

Household Durables - 0.6%
DR Horton, Inc.	12,581	434,925
NVR, Inc. *	151	364,002
PulteGroup, Inc.	15,185	372,488

		1,171,415

Household Products - 1.5%
Procter & Gamble Co. (The)	35,873	3,126,332

Industrial Conglomerates - 0.1%
3M Co.	1,376	286,469

Insurance - 6.5%
Aflac, Inc.	16,109	1,251,347
Allstate Corp. (The)	19,006	1,680,891
American Financial Group, Inc.	8,002	795,159
Assured Guaranty Ltd.	48,853	2,039,124
Chubb Ltd.	7,280	1,058,367
Everest Re Group Ltd.	9,078	2,311,168
First American Financial Corp.	3,974	177,598
Lincoln National Corp.	3,716	251,127

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 6.5% (continued)
Prudential Financial, Inc.	9,289	1,004,513
Reinsurance Group of America, Inc.	9,783	1,256,039
Travelers Cos., Inc. (The)	12,093	1,530,127
Unum Group	2,416	112,658

		13,468,118

Internet & Direct Marketing Retail - 1.4%
Amazon.com, Inc. *	2,457	2,378,376
Liberty Interactive Corp. QVC Group, Class A *	8,067	197,964
Priceline Group, Inc. (The) *	216	404,032

		2,980,372

Internet Software & Services - 5.5%
Akamai Technologies, Inc. *	9,542	475,287
Alphabet, Inc., Class A *	3,492	3,246,443
Alphabet, Inc., Class C *	2,644	2,402,682
Cars.com, Inc. *	807	21,490
eBay, Inc. *	63,140	2,204,849
Facebook, Inc., Class A *	15,855	2,393,788
IAC/InterActiveCorp *	6,383	658,981

		11,403,520

IT Services - 1.7%
Accenture plc, Class A	7,680	949,862
Amdocs Ltd.	4,246	273,697
Booz Allen Hamilton Holding Corp.	8,800	286,352
Cognizant Technology Solutions Corp., Class A	2,714	180,210
DXC Technology Co.	2,410	184,895
Fiserv, Inc. *	889	108,760
International Business Machines Corp.	9,303	1,431,081
Leidos Holdings, Inc.	1,612	83,324

		3,498,181

Life Sciences Tools & Services - 0.3%
Charles River Laboratories International, Inc. *	1,232	124,617
Mettler-Toledo International, Inc. *	173	101,817
Waters Corp. *	1,839	338,082

		564,516

Machinery - 3.0%
Crane Co.	2,689	213,453
Cummins, Inc.	6,483	1,051,672
Deere & Co.	5,999	741,417
Illinois Tool Works, Inc.	2,160	309,420
Ingersoll-Rand plc	2,842	259,730
Oshkosh Corp.	35,756	2,462,873
Stanley Black & Decker, Inc.	3,658	514,790
Toro Co. (The)	1,834	127,078
Trinity Industries, Inc.	15,417	432,139

		6,112,572

Media - 2.1%
Cable One, Inc.	205	145,734
Comcast Corp., Class A	48,518	1,888,321
John Wiley & Sons, Inc., Class A	1,815	95,741
Scripps Networks Interactive, Inc., Class A	1,916	130,882

INVESTMENTS	SHARES	VALUE ($)
Media - 2.1% (continued)
Time Warner, Inc.	5,444	546,632
Walt Disney Co. (The)	14,462	1,536,588

		4,343,898

Metals & Mining - 0.4%
Newmont Mining Corp.	2,949	95,518
Reliance Steel & Aluminum Co.	1,261	91,813
Royal Gold, Inc.	3,472	271,406
Steel Dynamics, Inc.	10,249	367,017

		825,754

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	27,716	333,978

Multiline Retail - 0.1%
Kohl’s Corp.	5,846	226,065
Target Corp.	1,145	59,872

		285,937

Multi-Utilities - 2.1%
Ameren Corp.	24,559	1,342,641
Consolidated Edison, Inc.	18,045	1,458,397
DTE Energy Co.	9,441	998,763
Public Service Enterprise Group, Inc.	10,287	442,444

		4,242,245

Oil, Gas & Consumable Fuels - 1.5%
Energen Corp. *	6,162	304,218
Exxon Mobil Corp.	1,363	110,035
Marathon Petroleum Corp.	18,549	970,669
Pioneer Natural Resources Co.	794	126,707
Valero Energy Corp.	24,352	1,642,786

		3,154,415

Personal Products - 0.0% (a)
Nu Skin Enterprises, Inc., Class A	1,653	103,875

Pharmaceuticals - 3.0%
Johnson & Johnson	22,081	2,921,095
Merck & Co., Inc.	19,697	1,262,381
Pfizer, Inc.	58,030	1,949,228

		6,132,704

Professional Services - 0.3%
ManpowerGroup, Inc.	5,452	608,716

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	4,543	165,365
Jones Lang LaSalle, Inc.	772	96,500

		261,865

Road & Rail - 0.5%
CSX Corp.	5,373	293,151
Norfolk Southern Corp.	991	120,605
Union Pacific Corp.	5,674	617,955

		1,031,711

Semiconductors & Semiconductor Equipment - 5.4%
Applied Materials, Inc.	53,888	2,226,113
Intel Corp.	78,238	2,639,750
Lam Research Corp.	8,722	1,233,553
Micron Technology, Inc. *	51,728	1,544,598

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 5.4% (continued)
NVIDIA Corp.	7,704	1,113,690
ON Semiconductor Corp. *	6,834	95,949
Skyworks Solutions, Inc.	8,386	804,637
Teradyne, Inc.	3,157	94,805
Texas Instruments, Inc.	18,513	1,424,205

		11,177,300

Software - 4.4%
Activision Blizzard, Inc.	26,354	1,517,200
Adobe Systems, Inc. *	2,751	389,101
Cadence Design Systems, Inc. *	3,460	115,875
Citrix Systems, Inc. *	7,740	615,949
Electronic Arts, Inc. *	8,700	919,764
Microsoft Corp.	58,007	3,998,423
Oracle Corp.	3,877	194,393
Synopsys, Inc. *	3,004	219,082
VMware, Inc., Class A *(b)	11,650	1,018,559

		8,988,346

Specialty Retail - 3.1%
Best Buy Co., Inc.	39,734	2,277,950
Foot Locker, Inc.	21,810	1,074,797
Gap, Inc. (The)	18,676	410,685
Home Depot, Inc. (The)	10,523	1,614,228
Murphy USA, Inc. *	2,589	191,871
Ross Stores, Inc.	6,209	358,446
TJX Cos., Inc. (The)	4,715	340,281
Williams-Sonoma, Inc.	3,146	152,581

		6,420,839

Technology Hardware, Storage & Peripherals - 5.3%
Apple, Inc.	52,127	7,507,331
Hewlett Packard Enterprise Co.	62,681	1,039,878
HP, Inc.	30,381	531,060
NetApp, Inc.	15,530	621,976
Western Digital Corp.	12,975	1,149,585

		10,849,830

Textiles, Apparel & Luxury Goods - 0.1%
Coach, Inc.	1,274	60,311
PVH Corp.	1,360	155,720

		216,031

Thrifts & Mortgage Finance - 0.0% (a)
New York Community Bancorp, Inc.	5,186	68,092

Tobacco - 1.4%
Altria Group, Inc.	14,357	1,069,166
Philip Morris International, Inc.	13,396	1,573,360
Reynolds American, Inc.	4,087	265,818

		2,908,344

Trading Companies & Distributors - 0.3%
MSC Industrial Direct Co., Inc., Class A	3,993	343,238
United Rentals, Inc. *	2,683	302,401

		645,639

TOTAL COMMON STOCKS (Cost $170,765,319)		199,597,948

INVESTMENTS	SHARES	VALUE ($)
EXCHANGE TRADED FUND - 2.0%
SPDR S&P 500 Fund Trust
(Cost $3,567,914)	17,545	4,242,381

SHORT-TERM INVESTMENT - 1.7%

Investment Company - 1.7%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $3,600,881) (2)(c)	3,601,241	3,600,881

SECURITIES LENDING COLLATERAL - 0.4%

Investment Company - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $747,600) (2)(c)(d)	747,600	747,600

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.9% (Cost $178,681,714)		208,188,810

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.9)%		(1,901,702)

NET ASSETS - 100.0%		206,287,108

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$23,734,450	11.5%
Consumer Staples	16,477,554	8.0
Energy	3,321,433	1.6
Exchange Traded Fund	4,242,381	2.0
Financials	34,045,431	16.6
Health Care	22,172,603	10.7
Industrials	26,487,036	12.8
Information Technology	50,179,796	24.4
Materials	5,235,120	2.5
Real Estate	6,660,986	3.2
Telecommunication Services	804,630	0.4
Utilities	10,478,909	5.1
Short-Term Investment	3,600,881	1.7
Securities Lending Collateral	747,600	0.4

Total Investments In Securities At Value	208,188,810	100.9
Liabilities in Excess of Other Assets	(1,901,702)	(0.9)

Net Assets	$206,287,108	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $731,220.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depository Receipts

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 93.7%

Aerospace & Defense - 1.6%
AAR Corp.	522	18,145
Curtiss-Wright Corp.	441	40,475
DigitalGlobe, Inc. *	820	27,306
Ducommun, Inc. *	1,754	55,391
Esterline Technologies Corp. *	664	62,947
Moog, Inc., Class A *	620	44,466
National Presto Industries, Inc.	153	16,907
Teledyne Technologies, Inc. *	210	26,807
Vectrus, Inc. *	4,344	140,398

		432,842

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	424	9,235
Hub Group, Inc., Class A *	503	19,290

		28,525

Airlines - 0.2%
Allegiant Travel Co.	100	13,560
Hawaiian Holdings, Inc. *	353	16,574
SkyWest, Inc.	613	21,516

		51,650

Auto Components - 4.2%
American Axle & Manufacturing Holdings, Inc. *	12,712	198,307
Cooper Tire & Rubber Co.	3,987	143,931
Cooper-Standard Holdings, Inc. *	2,098	211,625
Dana, Inc.	8,236	183,910
Dorman Products, Inc. *	955	79,045
LCI Industries	1,600	163,840
Standard Motor Products, Inc.	409	21,358
Stoneridge, Inc. *	2,663	41,037
Superior Industries International, Inc.	394	8,097
Tenneco, Inc.	1,746	100,971
Tower International, Inc.	816	18,319

		1,170,440

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	192	6,720

Banks - 9.0%
1st Source Corp.	596	28,572
Ameris Bancorp	415	20,003
BancFirst Corp.	185	17,871
BancorpSouth, Inc.	1,587	48,404
Bank of the Ozarks, Inc.	376	17,623
Brookline Bancorp, Inc.	576	8,410
Canadian Imperial Bank of Commerce (Canada)	407	33,032
Cathay General Bancorp	1,997	75,786
CenterState Banks, Inc.	1,055	26,227
Chemical Financial Corp.	564	27,303
City Holding Co.	128	8,431
Columbia Banking System, Inc.	372	14,824
Community Bank System, Inc.	237	13,218
Community Trust Bancorp, Inc.	222	9,713
Customers Bancorp, Inc. *	1,062	30,033
Eagle Bancorp, Inc. *	507	32,093
Enterprise Financial Services Corp.	914	37,291

INVESTMENTS	SHARES	VALUE ($)
Banks - 9.0% (continued)
FCB Financial Holdings, Inc., Class A *	390	18,623
Fidelity Southern Corp.	1,092	24,963
First BanCorp *	10,483	60,697
First Busey Corp.	276	8,092
First Citizens BancShares, Inc., Class A	240	89,448
First Commonwealth Financial Corp.	899	11,399
First Financial Bancorp	1,301	36,038
First Financial Corp.	204	9,649
First Interstate BancSystem, Inc., Class A	2,036	75,739
First Merchants Corp.	1,693	67,957
First Midwest Bancorp, Inc.	601	14,009
Flushing Financial Corp.	605	17,055
Fulton Financial Corp.	3,838	72,922
Great Southern Bancorp, Inc.	426	22,791
Great Western Bancorp, Inc.	3,585	146,304
Hancock Holding Co.	2,862	140,238
Hanmi Financial Corp.	831	23,642
Heartland Financial USA, Inc.	1,496	70,462
Heritage Financial Corp.	437	11,581
Hilltop Holdings, Inc.	2,070	54,255
Home BancShares, Inc.	828	20,617
Hope Bancorp, Inc.	603	11,246
IBERIABANK Corp.	342	27,873
Independent Bank Corp.	200	13,330
Independent Bank Group, Inc.	221	13,150
International Bancshares Corp.	2,296	80,475
LegacyTexas Financial Group, Inc.	2,034	77,556
MB Financial, Inc.	1,204	53,024
NBT Bancorp, Inc.	821	30,336
OFG Bancorp	1,068	10,680
Old National Bancorp	1,544	26,634
Pacific Premier Bancorp, Inc. *	310	11,439
Pinnacle Financial Partners, Inc.	183	11,492
Preferred Bank	1,135	60,688
Prosperity Bancshares, Inc.	1,545	99,251
Renasant Corp.	315	13,778
Sandy Spring Bancorp, Inc.	415	16,874
ServisFirst Bancshares, Inc.	2,223	82,006
Simmons First National Corp., Class A	152	8,041
Stock Yards Bancorp, Inc.	480	18,672
Texas Capital Bancshares, Inc. *	774	59,908
Towne Bank	1,008	31,046
TriCo Bancshares	365	12,830
Trustmark Corp.	1,520	48,883
UMB Financial Corp.	392	29,345
Umpqua Holdings Corp.	1,836	33,709
Webster Financial Corp.	964	50,340
Wintrust Financial Corp.	1,674	127,961

		2,505,882

Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	62	14,190
Craft Brew Alliance, Inc. *	620	10,447
MGP Ingredients, Inc.	1,098	56,185
National Beverage Corp.	1,279	119,663

		200,485

Biotechnology - 3.9%
Acorda Therapeutics, Inc. *	541	10,658
AMAG Pharmaceuticals, Inc. *	425	7,820
Array BioPharma, Inc. *	2,096	17,543

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 3.9% (continued)
BioSpecifics Technologies Corp. *	768	38,024
Bluebird Bio, Inc. *	304	31,935
Blueprint Medicines Corp. *	325	16,468
Clovis Oncology, Inc. *	479	44,849
Eagle Pharmaceuticals, Inc. *(b)	1,896	149,575
Emergent BioSolutions, Inc. *	1,693	57,410
Exact Sciences Corp. *	4,275	151,207
Exelixis, Inc. *	11,936	293,984
FibroGen, Inc. *	482	15,568
PDL BioPharma, Inc. *	14,139	34,923
Portola Pharmaceuticals, Inc. *	648	36,398
Prothena Corp. plc (Ireland) *	347	18,780
Puma Biotechnology, Inc. *	386	33,736
Repligen Corp. *	868	35,970
Retrophin, Inc. *	707	13,709
TESARO, Inc. *	258	36,084
Xencor, Inc. *	2,200	46,442

		1,091,083

Building Products - 2.3%
American Woodmark Corp. *	492	47,011
Apogee Enterprises, Inc.	1,937	110,099
Armstrong Flooring, Inc. *	666	11,968
Continental Building Products, Inc. *	491	11,440
Gibraltar Industries, Inc. *	1,539	54,865
Insteel Industries, Inc.	3,617	119,252
Patrick Industries, Inc. *	2,081	151,601
Ply Gem Holdings, Inc. *	1,166	20,930
Trex Co., Inc. *	508	34,371
Universal Forest Products, Inc.	783	68,364

		629,901

Capital Markets - 0.6%
Evercore Partners, Inc., Class A	611	43,075
INTL. FCStone, Inc. *	1,006	37,987
Janus Henderson Group plc (United Kingdom) *	280	9,271
Stifel Financial Corp. *	1,508	69,338

		159,671

Chemicals - 2.3%
American Vanguard Corp.	513	8,849
Chase Corp.	349	37,238
Chemours Co. (The)	5,722	216,978
FutureFuel Corp.	1,191	17,972
GCP Applied Technologies, Inc. *	251	7,655
Ingevity Corp. *	207	11,882
Innospec, Inc.	713	46,737
Kronos Worldwide, Inc.	1,704	31,047
Minerals Technologies, Inc.	163	11,932
Rayonier Advanced Materials, Inc. (b)	2,469	38,813
Stepan Co.	626	54,550
Trinseo SA	2,136	146,743

		630,396

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	206	8,553
ACCO Brands Corp. *	8,789	102,392
Brady Corp., Class A	339	11,492
Brink’s Co. (The)	197	13,199
CECO Environmental Corp.	1,921	17,635

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 2.2% (continued)
Deluxe Corp.	973	67,351
Ennis, Inc.	4,170	79,647
Herman Miller, Inc.	1,351	41,070
HNI Corp.	1,392	55,499
Knoll, Inc.	390	7,819
Quad/Graphics, Inc.	4,554	104,378
Steelcase, Inc., Class A	1,633	22,862
Tetra Tech, Inc.	377	17,248
UniFirst Corp.	160	22,512
Viad Corp.	593	28,019
West Corp.	471	10,984

		610,660

Communications Equipment - 1.6%
Applied Optoelectronics, Inc. *(b)	1,551	95,836
Ciena Corp. *	459	11,484
Finisar Corp. *	3,828	99,452
InterDigital, Inc.	571	44,138
Lumentum Holdings, Inc. *	487	27,784
NETGEAR, Inc. *	1,200	51,720
Oclaro, Inc. *(b)	8,982	83,892
Plantronics, Inc.	480	25,109
Sonus Networks, Inc. *	1,366	10,163
Ubiquiti Networks, Inc. *	190	9,874

		459,452

Construction & Engineering - 2.4%
Argan, Inc.	3,181	190,860
Comfort Systems USA, Inc.	260	9,646
Dycom Industries, Inc. *	783	70,094
EMCOR Group, Inc.	2,083	136,187
MasTec, Inc. *	2,442	110,256
MYR Group, Inc. *	1,503	46,623
Tutor Perini Corp. *	3,511	100,941

		664,607

Construction Materials - 0.2%
Summit Materials, Inc., Class A *	1,350	38,974
US Concrete, Inc. *	110	8,641

		47,615

Consumer Finance - 0.7%
FirstCash, Inc.	490	28,567
LendingClub Corp. *	3,386	18,657
Nelnet, Inc., Class A	1,060	49,831
Regional Management Corp. *	468	11,059
World Acceptance Corp. *	1,297	97,158

		205,272

Distributors - 0.0% (a)
Core-Mark Holding Co., Inc.	182	6,017

Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc.	4,002	151,876
American Public Education, Inc. *	3,203	75,751
Capella Education Co.	1,579	135,162
Career Education Corp. *	6,030	57,888
Grand Canyon Education, Inc. *	1,571	123,182
K12, Inc. *	2,864	51,323

		595,182

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Telecommunication Services - 0.5%
FairPoint Communications, Inc. *	1,140	17,841
General Communication, Inc., Class A *	525	19,236
IDT Corp., Class B	4,151	59,650
Vonage Holdings Corp. *	7,102	46,447

		143,174

Electric Utilities - 0.5%
Portland General Electric Co.	164	7,493
Spark Energy, Inc., Class A	6,542	122,990

		130,483

Electrical Equipment - 0.1%
Encore Wire Corp.	284	12,127
EnerSys	337	24,415

		36,542

Electronic Equipment, Instruments & Components - 4.5%
Anixter International, Inc. *	491	38,396
AVX Corp.	825	13,480
Benchmark Electronics, Inc. *	1,481	47,836
Coherent, Inc. *	725	163,118
Control4 Corp. *	1,193	23,395
CTS Corp.	487	10,519
ePlus, Inc. *	911	67,505
II-VI, Inc. *	1,521	52,170
Insight Enterprises, Inc. *	755	30,192
Methode Electronics, Inc.	3,020	124,424
Plexus Corp. *	496	26,075
Rogers Corp. *	558	60,610
Sanmina Corp. *	5,265	200,597
SYNNEX Corp.	546	65,498
Tech Data Corp. *	1,208	122,008
TTM Technologies, Inc. *	9,011	156,431
Vishay Intertechnology, Inc.	2,321	38,529

		1,240,783

Energy Equipment & Services - 0.4%
Atwood Oceanics, Inc. *(b)	3,485	28,402
Exterran Corp. *	1,357	36,232
McDermott International, Inc. *	4,728	33,900

		98,534

Equity Real Estate Investment Trusts (REITs) - 6.2%
Acadia Realty Trust	854	23,741
Agree Realty Corp.	839	38,485
American Assets Trust, Inc.	543	21,389
CBL & Associates Properties, Inc.	2,967	25,012
Chesapeake Lodging Trust	765	18,720
Colony Starwood Homes	751	25,767
CoreSite Realty Corp.	531	54,974
Cousins Properties, Inc.	4,398	38,658
DiamondRock Hospitality Co.	4,030	44,129
DuPont Fabros Technology, Inc.	1,090	66,664
EastGroup Properties, Inc.	345	28,911
Education Realty Trust, Inc.	774	29,993
FelCor Lodging Trust, Inc.	3,127	22,546
First Industrial Realty Trust, Inc.	1,565	44,790
Four Corners Property Trust, Inc.	1,982	49,768
Franklin Street Properties Corp.	2,870	31,800
GEO Group, Inc. (The)	2,109	62,363
Global Net Lease, Inc.	501	11,142

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 6.2% (continued)
Government Properties Income Trust	1,056	19,335
Gramercy Property Trust	1,606	47,714
Healthcare Realty Trust, Inc.	1,261	43,063
Hudson Pacific Properties, Inc.	1,276	43,626
Kite Realty Group Trust	875	16,564
LaSalle Hotel Properties	1,494	44,521
Lexington Realty Trust	3,470	34,388
LTC Properties, Inc.	343	17,627
Mack-Cali Realty Corp.	1,735	47,088
Medical Properties Trust, Inc.	3,854	49,601
Monmouth Real Estate Investment Corp.	2,604	39,190
Monogram Residential Trust, Inc.	2,128	20,663
National Health Investors, Inc.	344	27,245
Pebblebrook Hotel Trust	1,063	34,271
Pennsylvania REIT	1,111	12,577
Physicians Realty Trust	1,475	29,707
Potlatch Corp.	748	34,184
PS Business Parks, Inc.	158	20,918
QTS Realty Trust, Inc., Class A	597	31,241
Ramco-Gershenson Properties Trust	1,220	15,738
Retail Opportunity Investments Corp.	955	18,326
Rexford Industrial Realty, Inc.	1,175	32,242
RLJ Lodging Trust	1,646	32,706
Ryman Hospitality Properties, Inc.	689	44,103
Sabra Health Care REIT, Inc.	1,162	28,004
Select Income REIT	922	22,156
Seritage Growth Properties, Class A (b)	414	17,367
STAG Industrial, Inc.	1,114	30,746
Summit Hotel Properties, Inc.	2,091	38,997
Sunstone Hotel Investors, Inc.	3,628	58,483
Terreno Realty Corp.	1,043	35,107
Urban Edge Properties	942	22,354
Washington Prime Group, Inc.	2,685	22,473
Washington REIT	619	19,746
Xenia Hotels & Resorts, Inc.	1,802	34,905

		1,725,828

Food & Staples Retailing - 0.3%
Ingles Markets, Inc., Class A	713	23,743
SpartanNash Co.	516	13,395
United Natural Foods, Inc. *	258	9,469
Weis Markets, Inc.	592	28,842

		75,449

Food Products - 1.6%
Darling Ingredients, Inc. *	2,391	37,634
Fresh Del Monte Produce, Inc.	429	21,840
John B Sanfilippo & Son, Inc.	1,522	96,054
Omega Protein Corp.	7,236	129,525
Sanderson Farms, Inc.	1,280	148,032

		433,085

Gas Utilities - 0.9%
ONE Gas, Inc.	1,128	78,746
Southwest Gas Holdings, Inc.	1,570	114,704
WGL Holdings, Inc.	625	52,144

		245,594

Health Care Equipment & Supplies - 1.3%
Anika Therapeutics, Inc. *	509	25,114
Cardiovascular Systems, Inc. *	256	8,251

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 1.3% (continued)
CryoLife, Inc. *	550	10,973
Glaukos Corp. *	596	24,716
ICU Medical, Inc. *	129	22,253
Inogen, Inc. *	121	11,546
iRadimed Corp. *	952	8,187
LeMaitre Vascular, Inc.	836	26,100
Masimo Corp. *	1,716	156,465
Merit Medical Systems, Inc. *	376	14,344
NuVasive, Inc. *	146	11,230
OraSure Technologies, Inc. *	2,197	37,920
TransEnterix, Inc. *	4,316	3,064

		360,163

Health Care Providers & Services - 1.3%
AMN Healthcare Services, Inc. *	2,792	109,028
BioTelemetry, Inc. *	1,316	44,020
Chemed Corp.	398	81,403
HealthEquity, Inc. *	606	30,197
Select Medical Holdings Corp. *	871	13,370
Tivity Health, Inc. *	1,829	72,886
Triple-S Management Corp., Class B *	1,350	22,828

		373,732

Health Care Technology - 0.1%
HMS Holdings Corp. *	1,573	29,101

Hotels, Restaurants & Leisure - 2.8%
Bloomin’ Brands, Inc.	1,971	41,844
Caesars Entertainment Corp. *(b)	2,664	31,968
Carrols Restaurant Group, Inc. *	724	8,869
Cheesecake Factory, Inc. (The)	1,108	55,733
Cracker Barrel Old Country Store, Inc.	424	70,914
Dave & Buster’s Entertainment, Inc. *	2,047	136,146
Eldorado Resorts, Inc. *	5,992	119,840
Intrawest Resorts Holdings, Inc. *	465	11,039
Jack in the Box, Inc.	685	67,473
Marcus Corp. (The)	776	23,435
Marriott Vacations Worldwide Corp.	1,017	119,752
Papa John’s International, Inc.	537	38,535
Ruth’s Hospitality Group, Inc.	1,008	21,924
Texas Roadhouse, Inc.	636	32,404

		779,876

Household Durables - 1.7%
Bassett Furniture Industries, Inc.	1,499	56,887
Flexsteel Industries, Inc.	1,365	73,860
Hooker Furniture Corp.	371	15,267
Installed Building Products, Inc. *	210	11,120
iRobot Corp. *	1,138	95,751
KB Home	2,196	52,638
La-Z-Boy, Inc.	1,426	46,345
LGI Homes, Inc. *(b)	652	26,197
NACCO Industries, Inc., Class A	824	58,380
TopBuild Corp. *	772	40,970
ZAGG, Inc. *	1,092	9,446

		486,861

Household Products - 0.2%
Central Garden & Pet Co., Class A *	1,772	53,195

INVESTMENTS	SHARES	VALUE ($)
Insurance - 4.9%
Ambac Financial Group, Inc. *	5,728	99,381
American Equity Investment Life Holding Co.	2,883	75,765
AMERISAFE, Inc.	400	22,780
Argo Group International Holdings Ltd.	1,281	77,629
CNO Financial Group, Inc.	4,914	102,604
Employers Holdings, Inc.	3,538	149,657
Enstar Group Ltd. *	107	21,256
FBL Financial Group, Inc., Class A	298	18,327
Federated National Holding Co.	484	7,744
Genworth Financial, Inc., Class A *	7,815	29,463
HCI Group, Inc. (b)	754	35,423
Heritage Insurance Holdings, Inc.	3,273	42,615
Horace Mann Educators Corp.	851	32,168
Infinity Property & Casualty Corp.	97	9,118
James River Group Holdings Ltd.	518	20,580
National General Holdings Corp.	765	16,142
National Western Life Group, Inc., Class A	139	44,427
Navigators Group, Inc. (The)	846	46,445
Primerica, Inc.	3,047	230,810
Selective Insurance Group, Inc.	1,957	97,948
United Fire Group, Inc.	768	33,838
United Insurance Holdings Corp.	840	13,213
Universal Insurance Holdings, Inc.	5,662	142,682

		1,370,015

Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A *	1,641	16,000
Nutrisystem, Inc.	2,415	125,701
PetMed Express, Inc. (b)	397	16,118

		157,819

Internet Software & Services - 1.7%
Blucora, Inc. *	2,571	54,505
Brightcove, Inc. *	1,501	9,306
Carbonite, Inc. *	676	14,737
GrubHub, Inc. *	1,102	48,047
j2 Global, Inc.	996	84,750
LogMeIn, Inc.	814	85,063
Meet Group, Inc. (The) *	13,048	65,892
NIC, Inc.	374	7,087
Stamps.com, Inc. *	575	89,053
TrueCar, Inc. *	1,308	26,069

		484,509

IT Services - 2.0%
CACI International, Inc., Class A *	279	34,889
Convergys Corp.	1,832	43,565
CSG Systems International, Inc.	656	26,620
Hackett Group, Inc. (The)	3,932	60,946
MAXIMUS, Inc.	240	15,031
NeuStar, Inc., Class A *	5,278	176,021
Science Applications International Corp.	1,223	84,901
Sykes Enterprises, Inc. *	2,747	92,107
TeleTech Holdings, Inc.	272	11,098

		545,178

Leisure Products - 1.1%
American Outdoor Brands Corp. *	4,765	105,592
Callaway Golf Co.	668	8,537
JAKKS Pacific, Inc. *	2,139	8,556

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Leisure Products - 1.1% (continued)
Johnson Outdoors, Inc., Class A	2,942	141,834
MCBC Holdings, Inc. *	1,696	33,157
Nautilus, Inc. *	1,110	21,257

		318,933

Life Sciences Tools & Services - 0.5%
Cambrex Corp. *	2,234	133,482
PRA Health Sciences, Inc. *	244	18,302

		151,784

Machinery - 3.8%
Alamo Group, Inc.	854	77,552
Altra Industrial Motion Corp.	302	12,020
Astec Industries, Inc.	907	50,348
Barnes Group, Inc.	1,140	66,724
Douglas Dynamics, Inc.	285	9,376
Energy Recovery, Inc. *(b)	2,662	22,068
Federal Signal Corp.	721	12,516
FreightCar America, Inc.	460	7,999
Global Brass & Copper Holdings, Inc.	1,337	40,845
Greenbrier Cos., Inc. (The) (b)	2,523	116,689
Hillenbrand, Inc.	227	8,195
John Bean Technologies Corp.	342	33,516
Kadant, Inc.	399	30,005
Lydall, Inc. *	909	46,995
Meritor, Inc. *	8,477	140,803
Mueller Industries, Inc.	269	8,191
Spartan Motors, Inc.	6,781	60,012
Standex International Corp.	88	7,982
Supreme Industries, Inc., Class A	9,014	148,280
Wabash National Corp.	7,448	163,707

		1,063,823

Marine - 0.0% (a)
Matson, Inc.	320	9,613

Media - 0.7%
Gray Television, Inc. *	2,008	27,510
Meredith Corp.	1,258	74,788
MSG Networks, Inc., Class A *	1,725	38,726
Scholastic Corp.	1,000	43,590
Sinclair Broadcast Group, Inc., Class A	346	11,383

		195,997

Metals & Mining - 1.6%
AK Steel Holding Corp. *	3,958	26,004
Cliffs Natural Resources, Inc. *	18,837	130,352
Coeur Mining, Inc. *	1,480	12,698
Commercial Metals Co.	1,832	35,596
Hecla Mining Co.	3,653	18,630
Olympic Steel, Inc.	457	8,902
Ryerson Holding Corp. *	4,540	44,946
SunCoke Energy, Inc. *	3,085	33,627
Worthington Industries, Inc.	2,457	123,391

		434,146

Mortgage Real Estate Investment Trusts (REITs) - 1.3%
Apollo Commercial Real Estate Finance, Inc.	1,429	26,508
ARMOUR Residential REIT, Inc.	543	13,575
Capstead Mortgage Corp.	4,188	43,681

INVESTMENTS	SHARES	VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 1.3% (continued)
CYS Investments, Inc.	4,773	40,141
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	990	22,641
Invesco Mortgage Capital, Inc.	3,132	52,336
New Residential Investment Corp.	4,533	70,533
PennyMac Mortgage Investment Trust	2,166	39,616
Redwood Trust, Inc.	2,616	44,577

		353,608

Multiline Retail - 0.1%
Big Lots, Inc. (b)	563	27,193

Oil, Gas & Consumable Fuels - 0.5%
Jones Energy, Inc., Class A *	4,706	7,530
Renewable Energy Group, Inc. *	1,706	22,093
REX American Resources Corp. *	899	86,807
Tesoro Corp.	314	29,390
Westmoreland Coal Co. *	1,548	7,539

		153,359

Paper & Forest Products - 0.6%
Boise Cascade Co. *	594	18,057
Louisiana-Pacific Corp. *	5,156	124,311
Neenah Paper, Inc.	279	22,390
PH Glatfelter Co.	622	12,154

		176,912

Personal Products - 0.5%
Medifast, Inc.	218	9,040
Natural Health Trends Corp.	2,576	71,742
USANA Health Sciences, Inc. *	1,079	69,164

		149,946

Pharmaceuticals - 1.4%
Aerie Pharmaceuticals, Inc. *	416	21,861
Amphastar Pharmaceuticals, Inc. *	517	9,234
Corcept Therapeutics, Inc. *	7,978	94,140
Heska Corp. *	686	70,020
Lannett Co., Inc. *(b)	2,193	44,737
Phibro Animal Health Corp., Class A	510	18,895
SciClone Pharmaceuticals, Inc. *	4,520	49,720
Sucampo Pharmaceuticals, Inc., Class A *(b)	1,846	19,383
Supernus Pharmaceuticals, Inc. *	1,758	75,770

		403,760

Professional Services - 1.3%
Barrett Business Services, Inc.	1,247	71,441
CBIZ, Inc. *	559	8,385
ICF International, Inc. *	362	17,050
Insperity, Inc.	1,840	130,640
Kelly Services, Inc., Class A	1,182	26,536
Kforce, Inc.	544	10,662
Mistras Group, Inc. *	496	10,897
Navigant Consulting, Inc. *	492	9,722
On Assignment, Inc. *	248	13,429
RPX Corp. *	745	10,393
TrueBlue, Inc. *	1,922	50,933

		360,088

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	361	14,938

Road & Rail - 0.8%
ArcBest Corp.	727	14,976
Marten Transport Ltd.	612	16,769
Saia, Inc. *	2,991	153,438
Swift Transportation Co. *	981	25,997

		211,180

Semiconductors & Semiconductor Equipment - 5.5%
Advanced Energy Industries, Inc. *	2,873	185,854
Advanced Micro Devices, Inc. *	10,678	133,261
Alpha & Omega Semiconductor Ltd. *	3,888	64,813
Ambarella, Inc. *(b)	895	43,452
Amkor Technology, Inc. *	14,675	143,375
Brooks Automation, Inc.	1,921	41,667
Cabot Microelectronics Corp.	1,094	80,770
Cirrus Logic, Inc. *	3,718	233,193
Entegris, Inc. *	4,311	94,626
Integrated Device Technology, Inc. *	2,021	52,122
MaxLinear, Inc. *	2,155	60,103
Microsemi Corp. *	2,351	110,027
MKS Instruments, Inc.	1,903	128,072
Monolithic Power Systems, Inc.	99	9,544
Nanometrics, Inc. *	280	7,081
Photronics, Inc. *	2,971	27,927
Power Integrations, Inc.	321	23,401
Rudolph Technologies, Inc. *	1,818	41,541
Silicon Laboratories, Inc. *	414	28,297
Synaptics, Inc. *	262	13,548

		1,522,674

Software - 1.7%
Aspen Technology, Inc. *	572	31,609
Barracuda Networks, Inc. *	948	21,861
Blackbaud, Inc.	104	8,918
Ebix, Inc. (b)	1,465	78,963
Ellie Mae, Inc. *	531	58,362
Fair Isaac Corp.	251	34,992
Gigamon, Inc. *	662	26,050
HubSpot, Inc. *	145	9,534
Mitek Systems, Inc. *	3,077	25,847
Paycom Software, Inc. *	705	48,229
Pegasystems, Inc.	452	26,374
Synchronoss Technologies, Inc. *	835	13,736
Take-Two Interactive Software, Inc. *	982	72,059
VASCO Data Security International, Inc. *	623	8,940

		465,474

Specialty Retail - 1.6%
Aaron’s, Inc.	1,812	70,487
American Eagle Outfitters, Inc.	2,416	29,113
Big 5 Sporting Goods Corp.	3,374	44,031
Build-A-Bear Workshop, Inc. *	842	8,799
Caleres, Inc.	1,613	44,809
Chico’s FAS, Inc.	1,414	13,320
Children’s Place, Inc. (The)	797	81,374
Citi Trends, Inc.	505	10,716
Express, Inc. *	1,284	8,667
Francesca’s Holdings Corp. *	2,027	22,175
Group 1 Automotive, Inc.	242	15,323

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 1.6% (continued)
Haverty Furniture Cos., Inc.	511	12,826
Kirkland’s, Inc. *	986	10,136
Office Depot, Inc.	9,306	52,486
Select Comfort Corp. *	959	34,035

		458,297

Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. *	113	7,713
Movado Group, Inc.	2,135	53,909
Perry Ellis International, Inc. *	559	10,878
Vera Bradley, Inc. *	2,026	19,814
Wolverine World Wide, Inc.	1,583	44,340

		136,654

Thrifts & Mortgage Finance - 3.2%
Astoria Financial Corp.	1,178	23,737
BofI Holding, Inc. *(b)	5,039	119,525
Dime Community Bancshares, Inc.	398	7,801
Essent Group Ltd. *	744	27,632
Federal Agricultural Mortgage Corp., Class C	690	44,643
First Defiance Financial Corp.	718	37,824
Flagstar Bancorp, Inc. *	364	11,219
HomeStreet, Inc. *	961	26,596
Meta Financial Group, Inc.	1,161	103,329
MGIC Investment Corp. *	8,540	95,648
Oritani Financial Corp.	488	8,320
Provident Financial Services, Inc.	940	23,857
Radian Group, Inc.	8,455	138,239
United Financial Bancorp, Inc.	672	11,216
Walker & Dunlop, Inc. *	2,547	124,370
Washington Federal, Inc.	1,812	60,158
WSFS Financial Corp.	309	14,013

		878,127

Tobacco - 0.1%
Universal Corp.	169	10,934
Vector Group Ltd.	773	16,481

		27,415

Trading Companies & Distributors - 0.7%
Applied Industrial Technologies, Inc.	193	11,397
DXP Enterprises, Inc. *	230	7,935
GATX Corp. (b)	1,682	108,102
H&E Equipment Services, Inc.	1,663	33,942
Rush Enterprises, Inc., Class A *	992	36,882

		198,258

Water Utilities - 0.3%
SJW Group	1,447	71,163

Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. *	2,598	2,089
Shenandoah Telecommunications Co.	760	23,332

		25,421

TOTAL COMMON STOCKS (Cost $21,905,195)		26,075,084

EXCHANGE TRADED FUND - 4.8%
iShares Russell 2000 Fund
(Cost $1,225,594)	9,402	1,324,930

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	NO. OF RIGHTS	VALUE ($)
RIGHT - 0.0% (a)

Media - 0.0% (a)
Media General, Inc., CVR
(Cost $221) (3)*(c)	744	1,139

SHORT-TERM INVESTMENT - 1.2%	SHARES

Investment Company - 1.2%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $343,730) (2)(d)	343,764	343,730

SECURITIES LENDING COLLATERAL - 3.4%

Investment Company - 3.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $939,335) (2)(d)(e)	939,335	939,335

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligation - 0.0% (a)
Investments in a Pooled Account through Securities Lending Program with Citibank NA U.S. Treasury Inflation Linked Note, 0.13%, 4/15/2019
(Cost $835) (2)(e)	800	835

TOTAL SECURITIES LENDING COLLATERAL (Cost $940,170)		940,170

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.1% (Cost $24,414,910)		28,685,053

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.1)%		(871,026)

NET ASSETS - 100.0%		27,814,027

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$4,341,129	15.6%
Consumer Staples	939,575	3.4
Energy	251,893	0.9
Exchange Traded Fund	1,324,930	4.8
Financials	5,472,573	19.6
Health Care	2,409,622	8.7
Industrials	4,297,690	15.5
Information Technology	4,718,070	16.9
Materials	1,289,070	4.6
Real Estate	1,740,766	6.3
Telecommunication Services	168,595	0.6
Utilities	447,240	1.6
Short-Term Investment	343,730	1.2
Securities Lending Collateral	940,170	3.4

Total Investments In Securities At Value	28,685,053	103.1
Liabilities in Excess of Other Assets	(871,026)	(3.1)

Net Assets	$27,814,027	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $913,190.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $1,139, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Australia - 6.5%
Amcor Ltd.	10,220	127,318
Aristocrat Leisure Ltd.	98,551	1,708,574
Australia & New Zealand Banking Group Ltd.	6,673	147,284
BHP Billiton Ltd.	31,889	568,387
BHP Billiton plc	6,576	100,749
Caltex Australia Ltd.	11,896	288,874
CIMIC Group Ltd.	29,098	868,223
Coca-Cola Amatil Ltd.	35,369	250,984
Cochlear Ltd.	3,464	413,731
Commonwealth Bank of Australia	6,338	403,200
CSL Ltd.	4,834	513,031
Dexus, REIT	33,527	244,096
Fortescue Metals Group Ltd.	376,536	1,507,309
Goodman Group, REIT	30,886	186,668
GPT Group (The), REIT	19,876	73,104
Harvey Norman Holdings Ltd.	25,100	73,706
Macquarie Group Ltd.	5,407	367,697
Newcrest Mining Ltd.	56,460	876,246
Scentre Group, REIT	71,981	223,796
South32 Ltd.	504,480	1,038,980
Treasury Wine Estates Ltd.	62,484	631,835
Westpac Banking Corp.	8,476	198,457
Woodside Petroleum Ltd.	8,927	204,777

		11,017,026

Belgium - 1.2%
Ageas	17,982	724,156
Groupe Bruxelles Lambert SA	1,467	141,203
KBC Group NV	10,845	822,258
Umicore SA	4,215	293,200

		1,980,817

Canada - 8.5%
Agrium, Inc. (1)	1,305	118,273
Alimentation Couche-Tard, Inc., Class B (1)	7,864	376,948
Bank of Montreal (1)	8,976	659,080
Bank of Nova Scotia (The) (1)	20,419	1,228,321
Barrick Gold Corp. (1)	32,079	510,325
Brookfield Asset Management, Inc., Class A (1)	9,234	362,368
Canadian Imperial Bank of Commerce (1)	5,176	420,650
Canadian National Railway Co. (1)	15,402	1,249,690
Canadian Tire Corp. Ltd., Class A (1)	2,858	325,205
CCL Industries, Inc., Class B (1)	2,455	124,208
CGI Group, Inc., Class A (1)*	17,658	902,236
Constellation Software, Inc. (1)	288	150,665
Dollarama, Inc. (1)	1,471	140,555
Great-West Lifeco, Inc. (1)	2,283	61,881
Kinross Gold Corp. (1)*	58,422	237,418
Linamar Corp. (1)	1,968	97,004
Magna International, Inc. (1)	16,059	743,880
Open Text Corp. (1)	31,192	984,492
Royal Bank of Canada (1)	22,603	1,641,193
Saputo, Inc. (1)	21,252	676,006
Teck Resources Ltd., Class B (1)	76,071	1,318,689
Thomson Reuters Corp. (1)	3,340	154,637
Toronto-Dominion Bank (The) (1)	27,150	1,368,177

INVESTMENTS	SHARES	VALUE ($)
Canada - 8.5% (continued)
West Fraser Timber Co. Ltd. (1)	9,428	446,245

		14,298,146

China - 0.8%
BOC Hong Kong Holdings Ltd.	118,000	564,714
Yangzijiang Shipbuilding Holdings Ltd.	966,800	835,440

		1,400,154

Denmark - 2.0%
Danske Bank A/S	12,299	473,181
DSV A/S	8,024	492,867
Genmab A/S *	618	131,770
ISS A/S	8,807	345,949
TDC A/S	35,697	207,592
Vestas Wind Systems A/S	17,619	1,627,420

		3,278,779

Finland - 1.4%
Neste OYJ	39,123	1,543,832
Nokia OYJ	42,143	258,409
Orion OYJ, Class B	7,493	478,659
UPM-Kymmene OYJ	2,816	80,298

		2,361,198

France - 9.0%
Airbus SE	1,221	100,764
Atos SE	10,300	1,445,199
AXA SA	19,281	527,978
BNP Paribas SA	19,830	1,427,616
Bouygues SA	2,613	110,086
Christian Dior SE	596	170,419
Cie Generale des Etablissements Michelin	6,513	866,842
CNP Assurances	79,558	1,785,776
Eutelsat Communications SA	8,947	228,282
Gecina SA, REIT	483	75,811
Lagardere SCA	1,548	48,846
L’Oreal SA	1,040	216,855
Peugeot SA	64,664	1,288,731
Sanofi	19,310	1,850,284
Societe Generale SA	22,795	1,229,236
Sodexo SA	5,427	701,399
Thales SA	8,824	949,677
TOTAL SA	33,119	1,644,260
Unibail-Rodamco SE, REIT	333	83,908
Valeo SA	6,156	414,169

		15,166,138

Germany - 8.9%
adidas AG	5,496	1,053,851
Allianz SE (Registered)	8,033	1,585,250
BASF SE	3,159	293,184
Bayer AG (Registered)	12,073	1,564,784
Covestro AG (a)	25,906	1,878,031
Deutsche Lufthansa AG (Registered)	89,841	2,047,436
Deutsche Post AG (Registered)	7,039	264,232
Fresenius SE & Co. KGaA	2,780	238,671
Hannover Rueck SE	3,453	414,752
Henkel AG & Co. KGaA (Preference)	1,973	272,064
HOCHTIEF AG	489	89,770
Infineon Technologies AG	49,167	1,044,335

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 8.9% (continued)
Linde AG	1,919	365,288
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	5,143	1,040,701
SAP SE	6,543	684,865
Siemens AG (Registered)	13,983	1,923,417
Vonovia SE	3,353	133,403

		14,894,034

Hong Kong - 3.2%
Cheung Kong Property Holdings Ltd.	10,000	78,253
CK Hutchison Holdings Ltd.	9,500	119,221
CLP Holdings Ltd.	91,000	962,265
Hong Kong Exchanges & Clearing Ltd.	8,300	214,426
Kerry Properties Ltd.	26,500	89,978
Link REIT	13,000	98,892
NWS Holdings Ltd.	50,000	98,334
PCCW Ltd.	30,000	17,049
SJM Holdings Ltd.	347,000	365,624
Sun Hung Kai Properties Ltd.	30,000	440,705
WH Group Ltd. (a)	2,109,500	2,130,113
Wheelock & Co. Ltd.	28,000	211,193
Yue Yuen Industrial Holdings Ltd.	132,500	549,543

		5,375,596

Italy - 1.4%
Enel SpA	116,795	626,430
Leonardo SpA	61,535	1,024,543
Telecom Italia SpA *	766,358	709,013

		2,359,986

Japan - 20.0%
Acom Co. Ltd. *	16,500	75,525
AEON Financial Service Co. Ltd.	800	16,978
Amada Holdings Co. Ltd.	33,800	392,069
Asahi Glass Co. Ltd.	4,000	168,931
Asahi Kasei Corp.	95,000	1,024,890
Astellas Pharma, Inc.	34,300	420,405
Bandai Namco Holdings, Inc.	16,300	556,928
Brother Industries Ltd.	22,500	521,168
Credit Saison Co. Ltd.	2,900	56,785
Dai-ichi Life Holdings, Inc.	25,500	462,861
Daikin Industries Ltd.	1,100	112,851
Daiwa House Industry Co. Ltd.	4,400	150,593
DeNA Co. Ltd.	21,500	483,222
Fuji Electric Co. Ltd.	26,000	137,521
Fujitsu Ltd.	204,000	1,508,839
Hitachi Chemical Co. Ltd.	32,600	977,368
Hitachi High-Technologies Corp.	24,200	942,419
Hitachi Ltd.	40,000	246,628
Honda Motor Co. Ltd.	2,900	79,454
Hoya Corp.	2,100	109,329
Idemitsu Kosan Co. Ltd.	31,200	887,599
Iida Group Holdings Co. Ltd.	1,100	18,361
ITOCHU Corp.	65,300	972,247
Japan Real Estate Investment Corp., REIT	15	74,564
Japan Tobacco, Inc.	7,900	277,670
JTEKT Corp.	13,900	204,543
Kansai Electric Power Co., Inc. (The)	93,000	1,282,417
KDDI Corp.	17,300	457,544

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.0% (continued)
Konami Holdings Corp.	28,200	1,569,773
Kuraray Co. Ltd.	12,200	222,150
Kyocera Corp.	1,300	75,557
Lion Corp.	4,800	99,561
Marubeni Corp.	103,700	671,836
Mitsubishi Chemical Holdings Corp.	12,100	100,814
Mitsubishi Electric Corp.	86,000	1,243,784
Mitsubishi Estate Co. Ltd.	9,000	168,235
Mitsubishi Gas Chemical Co., Inc.	57,900	1,229,761
Mitsubishi Tanabe Pharma Corp.	17,900	414,065
Mitsubishi UFJ Financial Group, Inc.	123,200	830,990
Mitsui Fudosan Co. Ltd.	7,000	167,710
Mixi, Inc.	6,400	356,155
Mizuho Financial Group, Inc.	253,400	464,602
MS&AD Insurance Group Holdings, Inc.	5,300	178,762
NH Foods Ltd.	26,000	790,923
Nippon Express Co. Ltd.	137,000	859,698
Nippon Telegraph & Telephone Corp.	56,800	2,681,193
Nomura Holdings, Inc.	62,300	375,697
Nomura Real Estate Holdings, Inc.	2,700	53,135
Nomura Real Estate Master Fund, Inc., REIT	65	88,834
NTT DOCOMO, Inc.	10,400	245,967
Omron Corp.	1,100	47,882
Otsuka Holdings Co. Ltd.	7,900	337,293
Recruit Holdings Co. Ltd.	4,500	77,445
Resona Holdings, Inc.	37,100	204,933
Sekisui House Ltd.	4,400	77,764
Shin-Etsu Chemical Co. Ltd.	8,800	800,913
Shionogi & Co. Ltd.	8,000	446,063
Sompo Holdings, Inc.	14,100	547,290
Sumitomo Corp.	25,200	328,612
Sumitomo Dainippon Pharma Co. Ltd.	33,700	460,001
Sumitomo Heavy Industries Ltd.	135,000	895,810
Sumitomo Mitsui Financial Group, Inc.	14,000	546,623
Suzuki Motor Corp.	27,000	1,286,225
T&D Holdings, Inc.	35,200	538,283
Tokio Marine Holdings, Inc.	3,000	124,840
Tokyo Electric Power Co. Holdings, Inc. *	102,000	421,092
Tokyo Electron Ltd.	3,100	419,098
Toyo Seikan Group Holdings Ltd.	5,000	84,644
Toyota Tsusho Corp.	1,600	48,105
Yokogawa Electric Corp.	33,000	531,080

		33,732,907

Netherlands - 4.1%
Aegon NV	113,329	580,008
Akzo Nobel NV	2,299	199,941
ING Groep NV	38,548	665,445
Koninklijke Philips NV	6,106	217,365
NN Group NV	31,476	1,116,865
Randstad Holding NV	3,125	182,191
Royal Dutch Shell plc, Class A	47,305	1,256,833
Royal Dutch Shell plc, Class B	35,605	955,867
Wolters Kluwer NV	40,127	1,697,090

		6,871,605

Singapore - 0.5%
CapitaLand Commercial Trust, REIT	42,100	50,740
DBS Group Holdings Ltd.	21,000	316,066

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.5% (continued)
Genting Singapore plc	398,600	314,043
SATS Ltd.	21,000	77,903
United Overseas Bank Ltd.	4,900	82,264

		841,016

South Africa - 0.6%
Investec plc	95,068	710,346
Mondi plc	13,262	347,753

		1,058,099

Spain - 3.6%
Aena SA (a)	12,640	2,468,269
Banco Santander SA	244,058	1,620,516
Endesa SA	12,688	292,694
Iberdrola SA	59,296	469,887
Industria de Diseno Textil SA	3,691	141,753
Mapfre SA	110,048	385,191
Repsol SA	42,883	657,443

		6,035,753

Sweden - 2.2%
Essity AB, Class B *	4,374	119,673
Investor AB, Class B	2,740	132,196
Nordea Bank AB	85,200	1,085,144
Sandvik AB	31,328	493,236
Securitas AB, Class B	35,210	593,869
Skanska AB, Class B	16,306	387,201
Svenska Cellulosa AB SCA, Class B	4,374	33,089
Swedbank AB, Class A	4,320	105,433
Swedish Match AB	1,210	42,629
Telefonaktiebolaget LM Ericsson, Class B	21,784	156,630
Volvo AB, Class B	36,143	616,370

		3,765,470

Switzerland - 8.6%
ABB Ltd. (Registered)	31,388	779,085
Adecco Group AG (Registered)	5,758	438,657
Baloise Holding AG (Registered)	3,966	614,332
Coca-Cola HBC AG *	14,323	421,225
Geberit AG (Registered)	478	223,207
Idorsia Ltd. *	1,005	18,970
Lonza Group AG (Registered) *	814	176,326
Nestle SA (Registered)	20,202	1,761,972
Novartis AG (Registered)	16,893	1,411,015
Roche Holding AG	10,530	2,690,572
SGS SA (Registered)	255	618,295
Sika AG	36	231,125
STMicroelectronics NV	27,367	393,525
Swiss Life Holding AG (Registered) *	2,494	843,651
Swiss Re AG	15,507	1,421,104
UBS Group AG (Registered) *	34,553	587,604
Zurich Insurance Group AG	6,103	1,781,154

		14,411,819

United Kingdom - 14.1%
3i Group plc	6,980	82,068
Anglo American plc *	34,585	462,046
Ashtead Group plc	19,007	393,305
AstraZeneca plc	3,670	245,830
Auto Trader Group plc (a)	46,417	229,827

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 14.1% (continued)
BAE Systems plc	19,261	159,005
Barclays plc	105,101	277,968
Barratt Developments plc	94,234	692,080
Berkeley Group Holdings plc	6,598	277,443
BP plc	114,815	662,732
British American Tobacco plc	19,051	1,298,191
British Land Co. plc (The), REIT	9,564	75,503
BT Group plc	349,249	1,342,948
Burberry Group plc	3,113	67,361
Centrica plc	331,709	864,849
Compass Group plc	41,206	869,753
Diageo plc	5,686	168,031
Dixons Carphone plc	54,683	202,145
Fiat Chrysler Automobiles NV *	124,284	1,313,007
GlaxoSmithKline plc	23,668	503,827
Hammerson plc, REIT	10,122	75,732
HSBC Holdings plc	310,411	2,881,225
Imperial Brands plc	10,124	454,944
J Sainsbury plc	132,823	435,668
Kingfisher plc	36,326	142,286
Land Securities Group plc, REIT	4,025	53,141
Legal & General Group plc	91,772	308,813
Lloyds Banking Group plc	455,519	392,555
London Stock Exchange Group plc	3,501	166,534
National Grid plc	24,234	300,271
Persimmon plc	42,836	1,251,090
Prudential plc	33,716	773,910
Reckitt Benckiser Group plc	6,067	615,031
RELX plc	7,916	171,120
Rio Tinto Ltd.	3,006	146,087
Royal Mail plc	6,552	35,942
Segro plc, REIT	68,409	436,023
Sky plc	10,586	137,101
Standard Chartered plc *	24,171	244,809
Taylor Wimpey plc	202,981	466,135
Unilever NV, CVA	19,725	1,088,855
Unilever plc	12,180	659,156
Vodafone Group plc	50,950	144,696
Wm Morrison Supermarkets plc	353,070	1,108,937
WPP plc	51,151	1,077,071

		23,755,051

United States - 0.3%
Shire plc	9,516	524,702

TOTAL COMMON STOCKS (Cost $140,380,600)		163,128,296

SHORT-TERM INVESTMENT - 3.4%

Investment Company - 3.4%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $5,848,241) (b)	5,848,826	5,848,241

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.3% (Cost $146,228,841)		168,976,537

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)% (c)		(586,625)

NET ASSETS - 100.0%		168,389,912

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$17,746,631	10.5%
Consumer Staples	13,930,361	8.3
Energy	8,102,216	4.8
Financials	39,563,561	23.5
Health Care	12,949,327	7.7
Industrials	27,812,634	16.5
Information Technology	12,952,003	7.7
Materials	15,711,640	9.3
Real Estate	3,334,016	2.0
Telecommunication Services	5,806,002	3.5
Utilities	5,219,905	3.1
Short-Term Investment	5,848,241	3.4

Total Investments In Securities At Value	168,976,537	100.3
Liabilities in Excess of Other Assets (c)	(586,625)	(0.3)

Net Assets	$168,389,912	100.0%

*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $6,706,240, which represents approximately 3.98% of net assets of the fund.
(b)	Represents 7-day effective yield as of 6/30/2017.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
35	JPMS	E-Mini MSCI EAFE Index Futures	09/2017	$3,319,587	$3,306,800	$(12,787)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$215,564	$215,564

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Brazil - 6.2%
Banco Bradesco SA, ADR (1)*	277,339	2,357,381
Banco do Brasil SA (1)*	37,500	303,586
Banco Santander Brasil SA, ADR (1)	119,469	899,602
Braskem SA (Preference), Class A (1)	275,000	2,848,864
Centrais Eletricas Brasileiras SA (1)*	63,100	237,704
Centrais Eletricas Brasileiras SA (Preference), Class B (1)*	55,200	271,593
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	93,081	886,131
Cia Paranaense de Energia, ADR (1)	7,456	54,727
Engie Brasil Energia SA (1)	11,000	113,722
Hypermarcas SA (1)	8,000	66,914
Itau Unibanco Holding SA, ADR (1)	238,223	2,632,364
Itausa - Investimentos Itau SA (Preference) (1)	461,000	1,255,160
JBS SA (1)	135,100	268,740
Kroton Educacional SA (1)	56,500	253,089
M Dias Branco SA (1)*	90,200	1,349,093
Natura Cosmeticos SA (1)	27,200	210,102
Petroleo Brasileiro SA (Preference) (1)*	85,800	321,922
Porto Seguro SA (1)*	12,100	111,836
Qualicorp SA (1)	200,600	1,746,902
Sul America SA (1)	141,385	757,519
TIM Participacoes SA, ADR (1)	146,497	2,168,156
Vale SA (Preference) (1)*	166,900	1,357,205

		20,472,312

Chile - 1.6%
Banco Santander Chile, ADR (1)	21,686	551,041
Cencosud SA (1)	541,855	1,442,335
Cia Cervecerias Unidas SA, ADR (1)(a)	18,815	493,706
Embotelladora Andina SA (Preference), Class B (1)	28,392	120,347
Empresas COPEC SA (1)	5,856	64,089
Enel Americas SA, ADR (1)	114,391	1,078,707
Enel Chile SA, ADR (1)	62,707	344,888
Latam Airlines Group SA, ADR (1)	51,311	568,013
Sociedad Quimica y Minera de Chile SA, ADR (1)	16,434	542,651

		5,205,777

China - 25.5%
58.com, Inc., ADR (1)*	5,066	223,461
Agricultural Bank of China Ltd., Class H *	3,398,000	1,605,958
Air China Ltd., Class H	970,000	999,825
Alibaba Group Holding Ltd., ADR (1)*	78,721	11,091,789
Anhui Conch Cement Co. Ltd., Class H	269,000	934,867
Baidu, Inc., ADR (1)*	18,474	3,304,260
Bank of China Ltd., Class H *	4,098,000	2,009,524
Bank of Communications Co. Ltd., Class H	95,000	67,020
China Cinda Asset Management Co. Ltd., Class H	855,000	318,652
China Communications Services Corp. Ltd., Class H	2,120,000	1,221,180
China Construction Bank Corp., Class H	6,795,000	5,284,107
China Everbright Bank Co. Ltd., Class H	1,242,000	580,387
China Evergrande Group *(a)	786,000	1,410,100
China Galaxy Securities Co. Ltd., Class H	77,000	69,021

INVESTMENTS	SHARES	VALUE ($)
China - 25.5% (continued)
China Huarong Asset Management Co. Ltd., Class H (a)(b)	421,000	163,277
China Merchants Bank Co. Ltd., Class H	621,000	1,871,310
China Minsheng Banking Corp. Ltd., Class H	267,500	266,806
China Mobile Ltd.	555,975	5,894,338
China Overseas Land & Investment Ltd.	400,000	1,170,630
China Petroleum & Chemical Corp., Class H	2,206,000	1,727,302
China Resources Land Ltd.	302,000	879,806
China Resources Power Holdings Co. Ltd.	234,000	459,335
China Shenhua Energy Co. Ltd., Class H	353,500	786,493
China Southern Airlines Co. Ltd., Class H *	1,116,000	943,204
China Telecom Corp. Ltd., Class H	286,000	135,811
China Vanke Co. Ltd., Class H *	373,700	1,057,039
Chongqing Rural Commercial Bank Co. Ltd., Class H	1,443,000	973,194
CNOOC Ltd., ADR (1)	5,948	650,771
Country Garden Holdings Co. Ltd.	1,935,000	2,244,558
CSPC Pharmaceutical Group Ltd.	598,000	873,445
Ctrip.com International Ltd., ADR (1)*	22,693	1,222,245
Far East Horizon Ltd.	272,000	237,286
Geely Automobile Holdings Ltd.	2,995,000	6,455,104
Great Wall Motor Co. Ltd., Class H	692,500	854,638
Haitian International Holdings Ltd.	46,000	128,921
Huaneng Renewables Corp. Ltd., Class H	156,000	48,121
Industrial & Commercial Bank of China Ltd., Class H *	5,453,000	3,680,135
JD.com, Inc., ADR (1)*	46,823	1,836,398
Jiangxi Copper Co. Ltd., Class H	30,000	49,232
NetEase, Inc., ADR (1)	5,427	1,631,519
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	620,805
Ping An Insurance Group Co. of China Ltd., Class H	90,500	596,160
SINA Corp. (1)*	4,017	341,324
Sinopec Engineering Group Co. Ltd., Class H	675,500	608,574
Sinopec Shanghai Petrochemical Co. Ltd., Class H	3,182,000	1,702,797
Sinopharm Group Co. Ltd., Class H *	58,800	265,653
Sinotrans Ltd., Class H	1,454,000	744,979
Sunny Optical Technology Group Co. Ltd.	20,000	179,101
TAL Education Group, ADR (1)	2,976	363,995
Tencent Holdings Ltd.	249,400	8,947,215
TravelSky Technology Ltd., Class H	634,000	1,867,449
Vipshop Holdings Ltd., ADR (1)*	27,558	290,737
Weibo Corp., ADR (1)*	402	26,701
Weichai Power Co. Ltd., Class H	2,322,000	2,029,181

		83,945,740

Hong Kong - 1.4%
Haier Electronics Group Co. Ltd. *	293,000	761,772
Nine Dragons Paper Holdings Ltd.	2,095,000	2,789,888
Sun Art Retail Group Ltd.	1,275,500	1,015,303

		4,566,963

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hungary - 0.4%
MOL Hungarian Oil & Gas plc	7,424	583,098
Richter Gedeon Nyrt	33,207	868,145

		1,451,243

India - 7.8%
Axis Bank Ltd., GDR	10,001	398,351
Dr Reddy’s Laboratories Ltd., ADR (1)	69,636	2,934,461
ICICI Bank Ltd., ADR (1)	446,355	4,003,802
Infosys Ltd., ADR (1)	525,254	7,889,315
Larsen & Toubro Ltd., GDR	5,923	152,890
Reliance Industries Ltd., GDR *(b)	3,625	154,786
Reliance Industries Ltd., GDR (LSE) *(b)	39,703	1,682,401
State Bank of India, GDR	20,541	873,278
Tata Motors Ltd., ADR (1)	175,758	5,801,772
Wipro Ltd., ADR (1)(a)	363,422	1,889,794

		25,780,850

Indonesia - 3.0%
Adaro Energy Tbk. PT	6,743,000	797,763
Bank Rakyat Indonesia Persero Tbk. PT	1,236,200	1,410,546
Gudang Garam Tbk. PT *	200,500	1,178,959
Indofood CBP Sukses Makmur Tbk. PT	220,500	145,711
Indofood Sukses Makmur Tbk. PT	908,900	586,857
Telekomunikasi Indonesia Persero Tbk. PT	12,999,800	4,414,622
United Tractors Tbk. PT	478,300	984,440
Waskita Karya Persero Tbk. PT	1,616,800	280,952

		9,799,850

Malaysia - 2.8%
AirAsia Bhd.	3,588,008	2,716,328
CIMB Group Holdings Bhd.	76,600	117,410
Genting Bhd.	600,900	1,317,223
Genting Malaysia Bhd.	871,300	1,116,225
Malayan Banking Bhd.	347,000	778,358
MISC Bhd.	81,700	142,100
Petronas Chemicals Group Bhd.	122,900	203,255
Public Bank Bhd.	287,300	1,359,810
Sime Darby Bhd.	106,700	236,129
Tenaga Nasional Bhd.	351,000	1,156,393

		9,143,231

Mexico - 4.0%
America Movil SAB de CV, Class L, ADR (1)	168,816	2,687,551
Arca Continental SAB de CV (1)	139,800	1,050,613
Cemex SAB de CV, ADR (1)*	26,795	252,409
Coca-Cola Femsa SAB de CV, ADR (1)	5,792	490,409
Fomento Economico Mexicano SAB de CV, ADR (1)	7,977	784,458
Gentera SAB de CV (1)	258,600	387,998
Gruma SAB de CV, Class B (1)	106,030	1,382,750
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	137,600	1,549,642
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	4,666	981,726
Grupo Financiero Banorte SAB de CV, Class O (1)	206,800	1,314,837
Grupo Financiero Santander Mexico SAB de CV, Class B, ADR (1)	13,393	129,109

INVESTMENTS	SHARES	VALUE ($)
Mexico - 4.0% (continued)
Grupo Lala SAB de CV (1)	133,200	243,960
Grupo Mexico SAB de CV, Series B (1)	337,200	948,870
Grupo Televisa SAB, ADR (1)	5,207	126,895
Industrias Penoles SAB de CV (1)	7,570	170,818
Kimberly-Clark de Mexico SAB de CV, Class A (1)	59,300	125,470
Mexichem SAB de CV (1)	170,300	457,167
OHL Mexico SAB de CV (1)	124,100	179,154

		13,263,836

Peru - 0.3%
Credicorp Ltd. (1)	4,593	823,938

Philippines - 0.8%
Ayala Corp.	14,440	243,397
Bank of the Philippine Islands	77,040	158,814
BDO Unibank, Inc.	138,190	339,717
Globe Telecom, Inc.	13,255	538,059
International Container Terminal Services, Inc.	96,200	186,341
JG Summit Holdings, Inc. *	237,870	381,745
Jollibee Foods Corp.	29,250	118,183
Security Bank Corp.	55,790	239,904
SM Investments Corp.	30,795	489,604

		2,695,764

Poland - 1.8%
Bank Zachodni WBK SA	2,488	229,714
Eurocash SA	28,695	240,048
Grupa Lotos SA *	20,909	287,887
Jastrzebska Spolka Weglowa SA *	9,088	181,408
KGHM Polska Miedz SA	1,565	46,681
Polski Koncern Naftowy ORLEN SA	128,134	3,870,397
Polskie Gornictwo Naftowe i Gazownictwo SA	381,369	650,644
Tauron Polska Energia SA *	260,684	251,857

		5,758,636

Russia - 2.9%
Gazprom PJSC, ADR (1)	400,359	1,595,431
LUKOIL PJSC, ADR	28,399	1,384,202
Mobile TeleSystems PJSC, ADR (1)	243,436	2,039,994
Novatek PJSC, GDR	5,992	668,292
Rosneft Oil Co. PJSC, GDR	78,075	424,803
Severstal PJSC, GDR	92,270	1,209,566
Surgutneftegas OJSC, ADR (1)	101,167	434,006
Tatneft PJSC, ADR	44,848	1,690,800

		9,447,094

South Africa - 6.0%
Bid Corp. Ltd.	21,970	501,868
Bidvest Group Ltd. (The)	201,357	2,424,820
Brait SE *	7,397	34,202
Capitec Bank Holdings Ltd.	13,233	839,545
Coronation Fund Managers Ltd.	11,997	59,789
Exxaro Resources Ltd.	164,682	1,170,013
FirstRand Ltd.	257,506	928,651
Foschini Group Ltd. (The)	107,510	1,128,214
Gold Fields Ltd., ADR (1)	88,350	307,458
Hyprop Investments Ltd., REIT	38,246	341,265
Imperial Holdings Ltd.	94,498	1,160,268

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 6.0% (continued)
Investec Ltd.	87,341	643,746
Massmart Holdings Ltd.	29,875	241,223
Mondi Ltd.	28,797	745,800
Naspers Ltd., Class N	15,593	3,070,774
Nedbank Group Ltd.	3,875	61,873
Pick n Pay Stores Ltd.	65,147	293,660
Redefine Properties Ltd., REIT	425,319	342,048
Remgro Ltd.	32,110	523,792
Resilient REIT Ltd.	74,141	690,429
RMB Holdings Ltd.	55,387	248,829
Sanlam Ltd.	41,311	204,608
Sappi Ltd.	36,213	240,990
Sibanye Gold Ltd., ADR (1)	41,400	191,682
Standard Bank Group Ltd.	133,057	1,465,311
Telkom SA SOC Ltd.	128,786	605,807
Tiger Brands Ltd.	16,092	452,435
Truworths International Ltd.	113,622	620,744

		19,539,844

South Korea - 15.7%
AMOREPACIFIC Group	2,555	290,340
DGB Financial Group, Inc.	13,816	142,439
Dongbu Insurance Co. Ltd.	6,802	404,229
Hana Financial Group, Inc.	5,895	232,808
Hankook Tire Co. Ltd.	8,718	484,604
Hanwha Chemical Corp.	12,119	319,804
Hanwha Corp.	39,954	1,655,738
Hanwha Life Insurance Co. Ltd.	17,163	104,370
Hyundai Construction Equipment Co. Ltd. *	265	79,675
Hyundai Electric & Energy System Co. Ltd. *	275	74,870
Hyundai Engineering & Construction Co. Ltd.	16,195	652,435
Hyundai Heavy Industries Co. Ltd. *	7,409	1,145,503
Hyundai Marine & Fire Insurance Co. Ltd.	75,938	2,611,890
Hyundai Robotics Co. Ltd. *	1,119	378,004
KB Financial Group, Inc.	20,061	1,012,885
Korea Electric Power Corp.	3,028	107,977
Korean Air Lines Co. Ltd. *	3,351	113,336
KT Corp.	8,103	231,037
LG Electronics, Inc.	688	48,267
LG Uplus Corp.	169,346	2,309,495
Lotte Chemical Corp.	10,539	3,171,993
POSCO	2,272	569,118
Posco Daewoo Corp.	31,554	615,218
S-1 Corp.	2,690	228,074
Samsung Electronics Co. Ltd.	9,836	20,486,636
Shinhan Financial Group Co. Ltd.	4,160	179,484
SK Hynix, Inc.	114,818	6,760,452
SK Innovation Co. Ltd.	22,292	3,087,362
SK Telecom Co. Ltd.	8,162	1,897,905
Woori Bank	126,902	2,044,250

		51,440,198

Taiwan - 12.4%
Casetek Holdings Ltd.	82,000	274,724
Catcher Technology Co. Ltd.	85,000	1,013,067
Cathay Financial Holding Co. Ltd. *	353,000	581,048
Chailease Holding Co. Ltd.	125,000	348,196

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 12.4% (continued)
China Airlines Ltd.	355,000	107,689
China Life Insurance Co. Ltd.	2,286,192	2,279,063
CTBC Financial Holding Co. Ltd. *	789,480	517,477
E.Sun Financial Holding Co. Ltd.	521,400	320,421
Eva Airways Corp.	463,550	229,306
Far EasTone Telecommunications Co. Ltd.	81,000	206,305
Feng TAY Enterprise Co. Ltd.	33,180	146,627
First Financial Holding Co. Ltd.	967,000	646,602
Formosa Chemicals & Fibre Corp.	164,000	514,499
Formosa Petrochemical Corp.	80,000	275,908
Foxconn Technology Co. Ltd.	323,582	975,953
Fubon Financial Holding Co. Ltd. *	764,000	1,215,764
Hon Hai Precision Industry Co. Ltd.	1,490,545	5,729,642
Innolux Corp.	1,338,000	698,592
Inventec Corp.	124,000	100,993
Largan Precision Co. Ltd.	5,000	796,073
Lite-On Technology Corp.	773,533	1,269,696
Mega Financial Holding Co. Ltd.	623,000	517,904
Micro-Star International Co. Ltd. *	35,000	81,242
Nien Made Enterprise Co. Ltd.	73,000	809,500
Pegatron Corp.	499,000	1,560,978
Phison Electronics Corp.	81,000	1,000,661
Pou Chen Corp.	701,000	969,378
Powertech Technology, Inc. *	614,000	1,894,037
Realtek Semiconductor Corp.	449,000	1,614,975
Shin Kong Financial Holding Co. Ltd.	924,000	245,776
Taishin Financial Holding Co. Ltd.	533,640	242,852
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	307,706	10,757,402
Uni-President Enterprises Corp.	379,000	759,642
United Microelectronics Corp.	1,081,000	524,654
Wistron Corp.	1,447,575	1,471,472
WPG Holdings Ltd.	109,000	145,409
Yuanta Financial Holding Co. Ltd.	110,000	48,464

		40,891,991

Thailand - 2.4%
Charoen Pokphand Foods PCL, NVDR	2,658,900	1,939,975
Home Product Center PCL, NVDR	582,300	164,425
Krung Thai Bank PCL, NVDR	1,167,800	645,770
PTT Exploration & Production PCL, NVDR	91,900	233,066
PTT Global Chemical PCL, NVDR	616,000	1,241,397
PTT PCL, NVDR	102,100	1,111,116
Robinson PCL, NVDR	69,100	118,407
Siam Cement PCL (The), NVDR	8,300	123,098
Siam Commercial Bank PCL (The), NVDR	59,400	271,572
Thai Oil PCL, NVDR	693,700	1,612,520
Thai Union Group PCL, NVDR	910,896	565,695

		8,027,041

Turkey - 1.6%
Akbank TAS	53,757	149,736
Arcelik A/S	262,089	1,940,749
KOC Holding A/S	160,995	740,133
Turkiye Garanti Bankasi A/S	30,394	84,597
Turkiye Is Bankasi, Class C	574,867	1,217,278
Turkiye Sise ve Cam Fabrikalari A/S	569,686	744,793
Turkiye Vakiflar Bankasi TAO, Class D	157,111	288,879

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Turkey - 1.6% (continued)
Yapi ve Kredi Bankasi A/S *	37,565	47,925

		5,214,090

United States - 0.3%
Yum China Holdings, Inc. (1)*	27,400	1,080,382

TOTAL COMMON STOCKS (Cost $252,138,722)		318,548,780

SHORT-TERM INVESTMENT - 2.5%

Investment Company - 2.5%
Limited Purpose Cash Investment Fund, 0.81% (Cost $8,129,336) (c)	8,130,149	8,129,336

SECURITIES LENDING COLLATERAL - 1.0%

Investment Company - 1.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (Cost $3,333,556) (c)(d)	3,333,556	3,333,556

TOTAL INVESTMENTS IN SECURITIES AT VALUE -100.4% (Cost $263,601,614)		330,011,672

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)% (e)		(1,164,478)

NET ASSETS - 100.0%		328,847,194

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$32,881,419	10.0%
Consumer Staples	16,173,699	4.9
Energy	26,249,511	8.0
Financials	60,812,336	18.5
Health Care	6,755,520	2.1
Industrials	22,130,898	6.7
Information Technology	94,926,589	28.9
Materials	21,121,518	6.4
Real Estate	8,135,875	2.5
Telecommunication Services	24,350,259	7.4
Utilities	5,011,156	1.5
Short-Term Investment	8,129,336	2.5
Securities Lending Collateral	3,333,556	1.0

Total Investments In Securities At Value	330,011,672	100.4
Liabilities in Excess of Other Assets (e)	(1,164,478)	(0.4)

Net Assets	$328,847,194	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $3,113,973.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $2,000,464, which represents approximately 0.61% of net assets of the fund.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

LSE - London Stock Exchange

NVDR - Non-Voting Depositary Receipt

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
111	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2017	$5,579,069	$5,596,065	$16,996

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$274,578	$274,578

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.2%

Aerospace & Defense - 3.5%
Boeing Co. (The)	36,814	7,279,969
BWX Technologies, Inc.	15,551	758,111
General Dynamics Corp.	18,422	3,649,398
Huntington Ingalls Industries, Inc.	8,196	1,525,767
L3 Technologies, Inc.	4,366	729,471
Lockheed Martin Corp.	25,859	7,178,717
Northrop Grumman Corp.	20,520	5,267,689
Orbital ATK, Inc.	8,225	809,011
Raytheon Co.	26,099	4,214,467
TransDigm Group, Inc.	5,356	1,440,068
United Technologies Corp.	2,304	281,341

		33,134,009

Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	6,166	423,481
FedEx Corp.	7,153	1,554,561

		1,978,042

Airlines - 0.5%
Alaska Air Group, Inc.	13,626	1,223,070
American Airlines Group, Inc.	5,593	281,440
Copa Holdings SA, Class A (Panama)	5,645	660,465
JetBlue Airways Corp. *	19,424	443,450
Southwest Airlines Co.	15,648	972,367
United Continental Holdings, Inc. *	9,618	723,754

		4,304,546

Auto Components - 0.3%
Delphi Automotive plc	5,599	490,752
Gentex Corp.	26,000	493,220
Goodyear Tire & Rubber Co. (The)	23,409	818,379
Lear Corp.	5,514	783,429

		2,585,780

Automobiles - 0.3%
Harley-Davidson, Inc.	7,387	399,046
Tesla, Inc. *	2,945	1,064,941
Thor Industries, Inc.	11,293	1,180,344

		2,644,331

Banks - 12.5%
Bank of America Corp.	903,139	21,910,152
Bank of Hawaii Corp.	12,152	1,008,251
BankUnited, Inc.	13,348	449,961
BB&T Corp.	7,374	334,853
Citigroup, Inc.	208,203	13,924,617
Citizens Financial Group, Inc.	153,757	5,486,050
Comerica, Inc.	57,966	4,245,430
Commerce Bancshares, Inc.	20,473	1,163,481
Cullen/Frost Bankers, Inc.	15,799	1,483,684
East West Bancorp, Inc.	31,001	1,816,039
Fifth Third Bancorp	115,783	3,005,727
First Horizon National Corp.	21,787	379,530
First Republic Bank	16,043	1,605,904
Huntington Bancshares, Inc.	180,426	2,439,359
JPMorgan Chase & Co.	302,249	27,625,559
KeyCorp	192,031	3,598,661
M&T Bank Corp.	2,884	467,064
PacWest Bancorp	8,785	410,259

INVESTMENTS	SHARES	VALUE ($)
Banks - 12.5% (continued)
People’s United Financial, Inc.	17,621	311,187
PNC Financial Services Group, Inc. (The)	19,400	2,422,478
Popular, Inc.	33,169	1,383,479
Regions Financial Corp.	352,267	5,157,189
SunTrust Banks, Inc.	46,257	2,623,697
SVB Financial Group *	18,193	3,198,147
TCF Financial Corp.	75,808	1,208,379
US Bancorp	69,986	3,633,673
Western Alliance Bancorp *	45,363	2,231,860
Zions Bancorp	102,701	4,509,601

		118,034,271

Beverages - 0.3%
Constellation Brands, Inc., Class A	7,853	1,521,362
Molson Coors Brewing Co., Class B	5,816	502,153
Monster Beverage Corp. *	9,501	472,010

		2,495,525

Biotechnology - 1.1%
AbbVie, Inc.	16,938	1,228,175
ACADIA Pharmaceuticals, Inc. *(a)	29,525	823,452
Alkermes plc *	6,656	385,848
Celgene Corp. *	20,897	2,713,894
Incyte Corp. *	24,334	3,063,894
Seattle Genetics, Inc. *	21,318	1,102,993
Vertex Pharmaceuticals, Inc. *	5,128	660,845

		9,979,101

Building Products - 1.0%
Allegion plc	8,013	650,015
AO Smith Corp.	42,651	2,402,531
Fortune Brands Home & Security, Inc.	36,410	2,375,388
Johnson Controls International plc	11,947	518,022
Lennox International, Inc.	5,769	1,059,419
Masco Corp.	39,122	1,494,852
Owens Corning	12,800	856,576
USG Corp. *	14,608	423,924

		9,780,727

Capital Markets - 4.8%
Ameriprise Financial, Inc.	3,708	471,991
Charles Schwab Corp. (The)	131,430	5,646,233
CME Group, Inc.	29,290	3,668,280
E*TRADE Financial Corp. *	50,633	1,925,573
FactSet Research Systems, Inc.	2,228	370,249
Goldman Sachs Group, Inc. (The)	37,639	8,352,094
Interactive Brokers Group, Inc., Class A	41,795	1,563,969
Intercontinental Exchange, Inc.	41,291	2,721,903
LPL Financial Holdings, Inc.	14,621	620,808
MarketAxess Holdings, Inc.	6,866	1,380,753
Morgan Stanley	202,702	9,032,401
Morningstar, Inc.	7,785	609,877
MSCI, Inc.	14,254	1,468,019
Nasdaq, Inc.	18,693	1,336,362
Raymond James Financial, Inc.	15,267	1,224,719
S&P Global, Inc.	16,289	2,378,031
State Street Corp.	23,195	2,081,287
Thomson Reuters Corp. (Canada)	8,785	406,658

		45,259,207

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 1.1%
Albemarle Corp.	18,805	1,984,680
Celanese Corp., Series A	5,170	490,840
Dow Chemical Co. (The)	83,956	5,295,105
FMC Corp.	11,809	862,647
International Flavors & Fragrances, Inc.	5,004	675,540
NewMarket Corp.	1,600	736,768
Sherwin-Williams Co. (The)	1,605	563,291

		10,608,871

Commercial Services & Supplies - 1.0%
Cintas Corp.	23,846	3,005,550
Copart, Inc. *	34,368	1,092,559
Republic Services, Inc.	22,714	1,447,563
Rollins, Inc.	21,305	867,326
Waste Management, Inc.	36,120	2,649,402

		9,062,400

Communications Equipment - 1.4%
Arista Networks, Inc. *	16,047	2,403,680
Cisco Systems, Inc.	237,601	7,436,911
CommScope Holding Co., Inc. *	23,044	876,364
F5 Networks, Inc. *	3,403	432,385
Harris Corp.	8,866	967,103
Motorola Solutions, Inc.	11,008	954,834

		13,071,277

Construction & Engineering - 0.1%
Quanta Services, Inc. *	15,443	508,384

Construction Materials - 0.4%
Eagle Materials, Inc.	4,574	422,729
Martin Marietta Materials, Inc.	7,530	1,676,027
Vulcan Materials Co.	11,442	1,449,473

		3,548,229

Consumer Finance - 0.7%
American Express Co.	37,138	3,128,505
Credit Acceptance Corp. *	2,491	640,536
Discover Financial Services	18,245	1,134,656
Navient Corp.	60,001	999,017
SLM Corp. *	95,312	1,096,088

		6,998,802

Containers & Packaging - 0.4%
Avery Dennison Corp.	6,491	573,610
Ball Corp.	7,790	328,816
Bemis Co., Inc.	6,149	284,391
Berry Global Group, Inc. *	15,470	881,945
International Paper Co.	12,083	684,018
Packaging Corp. of America	5,028	560,069
Sealed Air Corp.	10,067	450,599
WestRock Co.	6,631	375,712

		4,139,160

Distributors - 0.2%
Genuine Parts Co.	13,724	1,273,038
LKQ Corp. *	31,969	1,053,379

		2,326,417

INVESTMENTS	SHARES	VALUE ($)
Diversified Consumer Services - 0.2%
Graham Holdings Co., Class B	737	441,942
Service Corp. International	15,037	502,988
ServiceMaster Global Holdings, Inc. *	20,653	809,391

		1,754,321

Diversified Financial Services - 0.2%
Berkshire Hathaway, Inc., Class B *	8,984	1,521,620
Leucadia National Corp.	17,814	466,014

		1,987,634

Diversified Telecommunication Services - 0.1%
AT&T, Inc.	7,121	268,675
Zayo Group Holdings, Inc. *	13,596	420,117

		688,792

Electric Utilities - 0.1%
Alliant Energy Corp.	13,920	559,166
Exelon Corp.	7,543	272,076

		831,242

Electrical Equipment - 0.4%
Acuity Brands, Inc.	4,633	941,796
Eaton Corp. plc	24,099	1,875,625
Rockwell Automation, Inc.	4,228	684,767

		3,502,188

Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	21,046	1,553,616
Arrow Electronics, Inc. *	8,600	674,412
CDW Corp.	25,023	1,564,688
Cognex Corp.	15,647	1,328,430
Corning, Inc.	86,142	2,588,567
Dolby Laboratories, Inc., Class A	9,601	470,065
IPG Photonics Corp. *	5,942	862,184
Trimble, Inc. *	21,559	769,010

		9,810,972

Energy Equipment & Services - 0.6%
Halliburton Co.	38,663	1,651,297
Nabors Industries Ltd.	59,507	484,387
Patterson-UTI Energy, Inc.	67,274	1,358,262
RPC, Inc. (a)	107,480	2,172,171

		5,666,117

Equity Real Estate Investment Trusts (REITs) - 2.0%
Alexandria Real Estate Equities, Inc.	5,032	606,205
American Campus Communities, Inc.	17,105	809,066
American Homes 4 Rent, Class A	20,868	470,991
Apartment Investment & Management Co., Class A	28,032	1,204,535
Camden Property Trust	6,766	578,561
CyrusOne, Inc.	15,049	838,982
Digital Realty Trust, Inc.	20,898	2,360,429
Duke Realty Corp.	33,046	923,636
EPR Properties	6,107	438,910
Equinix, Inc.	1,752	751,888
Equity LifeStyle Properties, Inc.	23,643	2,041,336
Healthcare Trust of America, Inc., Class A	29,525	918,523

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.0% (continued)
Iron Mountain, Inc.	15,359	527,735
Lamar Advertising Co., Class A	12,300	904,911
National Retail Properties, Inc.	21,601	844,599
Omega Healthcare Investors, Inc.	11,537	380,952
Prologis, Inc.	18,408	1,079,445
Realty Income Corp.	5,871	323,962
Senior Housing Properties Trust	30,976	633,149
STORE Capital Corp.	16,605	372,782
Uniti Group, Inc.	32,986	829,268
Ventas, Inc.	5,687	395,133
VEREIT, Inc.	55,933	455,295

		18,690,293

Food & Staples Retailing - 0.2%
Sysco Corp.	32,837	1,652,686

Food Products - 0.7%
Blue Buffalo Pet Products, Inc. *	19,021	433,869
Conagra Brands, Inc.	28,472	1,018,159
Ingredion, Inc.	10,448	1,245,506
Kraft Heinz Co. (The)	13,085	1,120,600
Lamb Weston Holdings, Inc.	9,490	417,940
Pilgrim’s Pride Corp. *	18,200	398,944
Pinnacle Foods, Inc.	20,716	1,230,530
Post Holdings, Inc. *	3,462	268,824
Tyson Foods, Inc., Class A	11,062	692,813

		6,827,185

Health Care Equipment & Supplies - 2.5%
ABIOMED, Inc. *	3,696	529,637
Align Technology, Inc. *	13,852	2,079,462
Baxter International, Inc.	42,790	2,590,507
Becton Dickinson and Co.	5,317	1,037,400
Boston Scientific Corp. *	137,576	3,813,607
Cooper Cos., Inc. (The)	5,006	1,198,536
Danaher Corp.	20,037	1,690,922
DexCom, Inc. *	12,332	902,086
Edwards Lifesciences Corp. *	4,398	520,019
Hologic, Inc. *	16,786	761,749
IDEXX Laboratories, Inc. *	14,528	2,345,110
Intuitive Surgical, Inc. *	1,973	1,845,485
ResMed, Inc.	10,915	849,951
Stryker Corp.	9,114	1,264,841
Teleflex, Inc.	6,118	1,271,076
Zimmer Biomet Holdings, Inc.	4,123	529,393

		23,229,781

Health Care Providers & Services - 2.3%
Aetna, Inc.	4,112	624,325
Henry Schein, Inc. *	6,210	1,136,554
Humana, Inc.	1,174	282,488
Laboratory Corp. of America Holdings *	3,555	547,968
Quest Diagnostics, Inc.	8,469	941,414
UnitedHealth Group, Inc.	87,381	16,202,185
Universal Health Services, Inc., Class B	5,053	616,870
WellCare Health Plans, Inc. *	6,090	1,093,520

		21,445,324

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. *	37,159	474,149
athenahealth, Inc. *	3,316	466,064

INVESTMENTS	SHARES	VALUE ($)
Health Care Technology - 0.3% (continued)
Veeva Systems, Inc., Class A *	27,081	1,660,336

		2,600,549

Hotels, Restaurants & Leisure - 1.9%
Aramark	23,714	971,800
Brinker International, Inc.	8,880	338,328
Carnival Corp.	13,995	917,652
Darden Restaurants, Inc.	13,197	1,193,537
Domino’s Pizza, Inc.	12,719	2,690,450
International Game Technology plc	33,817	618,851
Las Vegas Sands Corp.	49,162	3,140,960
Marriott International, Inc., Class A	15,643	1,569,149
MGM Resorts International	46,093	1,442,250
Royal Caribbean Cruises Ltd.	7,642	834,736
Six Flags Entertainment Corp.	25,645	1,528,698
Vail Resorts, Inc.	3,751	760,815
Wynn Resorts Ltd.	10,846	1,454,666
Yum Brands, Inc.	10,531	776,767

		18,238,659

Household Durables - 0.8%
DR Horton, Inc.	35,090	1,213,061
Garmin Ltd.	22,664	1,156,544
Leggett & Platt, Inc.	14,426	757,798
Mohawk Industries, Inc. *	5,932	1,433,705
Newell Brands, Inc.	26,181	1,403,825
NVR, Inc. *	599	1,443,956

		7,408,889

Household Products - 0.2%
Church & Dwight Co., Inc.	11,180	580,018
Energizer Holdings, Inc.	13,144	631,175
Kimberly-Clark Corp.	2,647	341,754
Spectrum Brands Holdings, Inc.	5,012	626,701

		2,179,648

Industrial Conglomerates - 0.5%
3M Co.	8,256	1,718,817
Honeywell International, Inc.	15,401	2,052,799
Roper Technologies, Inc.	4,379	1,013,870

		4,785,486

Insurance - 3.5%
Allstate Corp. (The)	9,520	841,949
American Financial Group, Inc.	11,412	1,134,010
Aon plc	13,410	1,782,860
Arch Capital Group Ltd. *	13,686	1,276,767
Aspen Insurance Holdings Ltd.	8,457	421,581
Assurant, Inc.	6,148	637,486
Assured Guaranty Ltd.	24,340	1,015,952
Axis Capital Holdings Ltd.	7,392	477,967
Chubb Ltd.	15,864	2,306,308
Cincinnati Financial Corp.	26,000	1,883,700
Erie Indemnity Co., Class A	6,993	874,615
Everest Re Group Ltd.	2,625	668,299
FNF Group	22,711	1,018,134
Hanover Insurance Group, Inc. (The)	11,713	1,038,123
Lincoln National Corp.	31,526	2,130,527
Markel Corp. *	799	779,712
Marsh & McLennan Cos., Inc.	28,539	2,224,900

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 3.5% (continued)
Principal Financial Group, Inc.	27,144	1,739,116
ProAssurance Corp.	20,042	1,218,554
Progressive Corp. (The)	16,365	721,533
Prudential Financial, Inc.	38,770	4,192,588
RenaissanceRe Holdings Ltd.	5,901	820,534
Torchmark Corp.	11,199	856,723
Unum Group	12,016	560,306
Validus Holdings Ltd.	11,878	617,300
White Mountains Insurance Group Ltd.	1,805	1,567,877
WR Berkley Corp.	10,543	729,259

		33,536,680

Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. *	44,015	42,606,520
Expedia, Inc.	7,678	1,143,638
Groupon, Inc. *	118,223	453,976
Netflix, Inc. *	43,644	6,520,850
Priceline Group, Inc. (The) *	4,449	8,321,944

		59,046,928

Internet Software & Services - 3.6%
Alphabet, Inc., Class A *	11,756	10,929,318
Altaba, Inc. *	92,998	5,066,531
CoStar Group, Inc. *	3,684	971,102
eBay, Inc. *	101,218	3,534,533
Facebook, Inc., Class A *	59,700	9,013,506
GoDaddy, Inc., Class A *	15,274	647,923
IAC/InterActiveCorp *	5,089	525,388
VeriSign, Inc. *	13,036	1,211,827
Yelp, Inc. *	32,684	981,174
Zillow Group, Inc., Class C *	25,352	1,242,501

		34,123,803

IT Services - 2.5%
Accenture plc, Class A	7,871	973,485
Amdocs Ltd.	12,968	835,917
Automatic Data Processing, Inc.	3,923	401,950
Booz Allen Hamilton Holding Corp.	14,749	479,932
Broadridge Financial Solutions, Inc.	11,087	837,734
CoreLogic, Inc. *	18,100	785,178
DXC Technology Co.	54,379	4,171,957
Fidelity National Information Services, Inc.	7,865	671,671
Fiserv, Inc. *	15,241	1,864,584
Gartner, Inc. *	6,200	765,762
Genpact Ltd.	37,076	1,031,825
Global Payments, Inc.	25,397	2,293,857
Jack Henry & Associates, Inc.	17,949	1,864,363
Mastercard, Inc., Class A	2,244	272,534
Paychex, Inc.	22,579	1,285,648
PayPal Holdings, Inc. *	16,420	881,261
Sabre Corp.	38,101	829,459
Square, Inc., Class A *	25,780	604,799
Total System Services, Inc.	20,572	1,198,319
Vantiv, Inc., Class A *	25,520	1,616,437
Western Union Co. (The)	15,876	302,438

		23,969,110

Leisure Products - 0.3%
Hasbro, Inc.	18,329	2,043,867

INVESTMENTS	SHARES	VALUE ($)
Leisure Products - 0.3% (continued)
Mattel, Inc.	17,888	385,128

		2,428,995

Life Sciences Tools & Services - 1.0%
Agilent Technologies, Inc.	9,882	586,101
Bio-Rad Laboratories, Inc., Class A *	5,986	1,354,692
Bruker Corp.	24,778	714,598
Charles River Laboratories International, Inc. *	6,903	698,239
Mettler-Toledo International, Inc. *	2,907	1,710,886
PerkinElmer, Inc.	9,553	650,941
QIAGEN NV *	20,348	682,268
Quintiles IMS Holdings, Inc. *	10,990	983,605
Thermo Fisher Scientific, Inc.	7,196	1,255,486
Waters Corp. *	6,470	1,189,445

		9,826,261

Machinery - 3.3%
Caterpillar, Inc.	49,418	5,310,458
Colfax Corp. *	22,860	899,998
Crane Co.	5,907	468,898
Cummins, Inc.	10,655	1,728,454
Deere & Co.	20,371	2,517,652
Fortive Corp.	28,938	1,833,222
Illinois Tool Works, Inc.	32,735	4,689,289
Ingersoll-Rand plc	22,376	2,044,943
Middleby Corp. (The) *	3,107	377,532
Nordson Corp.	6,333	768,319
Oshkosh Corp.	35,669	2,456,881
PACCAR, Inc.	9,482	626,191
Parker-Hannifin Corp.	7,923	1,266,254
Snap-on, Inc.	6,531	1,031,898
Stanley Black & Decker, Inc.	6,696	942,328
Toro Co. (The)	36,514	2,530,055
Trinity Industries, Inc.	24,985	700,329
Xylem, Inc.	23,620	1,309,257

		31,501,958

Media - 3.4%
CBS Corp. (Non-Voting), Class B	30,918	1,971,950
Charter Communications, Inc., Class A *	30,465	10,262,135
Comcast Corp., Class A	390,171	15,185,455
DISH Network Corp., Class A *	20,685	1,298,191
Interpublic Group of Cos., Inc. (The)	13,719	337,487
Liberty Broadband Corp. *	11,950	1,036,663
Madison Square Garden Co. (The), Class A *	2,525	497,173
Omnicom Group, Inc.	8,997	745,851
Sirius XM Holdings, Inc. (a)	139,238	761,632

		32,096,537

Metals & Mining - 0.8%
Freeport-McMoRan, Inc. *	93,383	1,121,530
Nucor Corp.	20,773	1,202,133
Reliance Steel & Aluminum Co.	5,371	391,063
Royal Gold, Inc.	13,187	1,030,828
Steel Dynamics, Inc.	66,851	2,393,934
United States Steel Corp. (a)	48,370	1,070,912

		7,210,400

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Multiline Retail - 0.1%
Dollar General Corp.	4,075	293,767
Dollar Tree, Inc. *	5,549	387,986

		681,753

Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	12,401	339,539
DTE Energy Co.	4,442	469,919
MDU Resources Group, Inc.	15,343	401,987
NiSource, Inc.	35,187	892,342

		2,103,787

Oil, Gas & Consumable Fuels - 2.6%
Chevron Corp.	5,953	621,076
Cimarex Energy Co.	2,558	240,478
CONSOL Energy, Inc. *	112,348	1,678,479
Continental Resources, Inc. *	46,729	1,510,749
Diamondback Energy, Inc. *	16,365	1,453,376
Energen Corp. *	18,031	890,190
EOG Resources, Inc.	21,325	1,930,339
Kinder Morgan, Inc.	33,340	638,794
Laredo Petroleum, Inc. *	111,874	1,176,914
Marathon Oil Corp.	32,874	389,557
Marathon Petroleum Corp.	22,599	1,182,606
ONEOK, Inc.	36,736	1,916,150
Parsley Energy, Inc., Class A *	51,557	1,430,707
PBF Energy, Inc., Class A	19,928	443,597
Pioneer Natural Resources Co.	4,275	682,205
Rice Energy, Inc. *	82,843	2,206,109
SM Energy Co.	18,093	299,077
Targa Resources Corp.	31,039	1,402,963
Tesoro Corp.	5,167	483,631
Valero Energy Corp.	6,967	469,994
Williams Cos., Inc. (The)	84,863	2,569,652
WPX Energy, Inc. *	126,482	1,221,816

		24,838,459

Personal Products - 0.1%
Edgewell Personal Care Co. *	4,753	361,323
Nu Skin Enterprises, Inc., Class A	8,923	560,721

		922,044

Pharmaceuticals - 0.3%
Merck & Co., Inc.	16,799	1,076,648
Pfizer, Inc.	9,230	310,036
Zoetis, Inc.	26,512	1,653,818

		3,040,502

Professional Services - 0.3%
Equifax, Inc.	14,045	1,930,064
Verisk Analytics, Inc. *	13,148	1,109,297

		3,039,361

Road & Rail - 2.1%
AMERCO	3,404	1,246,068
CSX Corp.	131,551	7,177,422
Genesee & Wyoming, Inc., Class A *	12,379	846,600
JB Hunt Transport Services, Inc.	4,202	383,979
Norfolk Southern Corp.	30,101	3,663,292
Old Dominion Freight Line, Inc.	7,162	682,109
Union Pacific Corp.	57,479	6,260,038

		20,259,508

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 6.3%
Analog Devices, Inc.	26,047	2,026,457
Applied Materials, Inc.	154,770	6,393,549
Broadcom Ltd.	44,055	10,267,018
Cypress Semiconductor Corp.	33,003	450,491
First Solar, Inc. *	11,793	470,305
Intel Corp.	34,363	1,159,408
KLA-Tencor Corp.	5,142	470,544
Lam Research Corp.	21,192	2,997,184
Marvell Technology Group Ltd.	51,211	846,006
Maxim Integrated Products, Inc.	31,919	1,433,163
Microchip Technology, Inc.	21,658	1,671,564
Micron Technology, Inc. *	188,543	5,629,894
NVIDIA Corp.	80,345	11,614,673
ON Semiconductor Corp. *	82,670	1,160,687
Qorvo, Inc. *	3,847	243,592
QUALCOMM, Inc.	16,430	907,265
Skyworks Solutions, Inc.	14,317	1,373,716
Teradyne, Inc.	24,948	749,188
Texas Instruments, Inc.	99,768	7,675,152
Xilinx, Inc.	33,027	2,124,297

		59,664,153

Software - 5.9%
Activision Blizzard, Inc.	86,340	4,970,594
Adobe Systems, Inc. *	48,543	6,865,922
ANSYS, Inc. *	5,600	681,408
Autodesk, Inc. *	18,898	1,905,296
Cadence Design Systems, Inc. *	31,925	1,069,168
CDK Global, Inc.	22,987	1,426,573
Citrix Systems, Inc. *	14,512	1,154,865
Electronic Arts, Inc. *	32,466	3,432,306
Intuit, Inc.	11,408	1,515,096
Microsoft Corp.	309,937	21,363,957
Nuance Communications, Inc. *	49,154	855,771
PTC, Inc. *	12,514	689,772
Red Hat, Inc. *	4,254	407,321
salesforce.com, Inc. *	4,922	426,245
ServiceNow, Inc. *	13,185	1,397,610
SS&C Technologies Holdings, Inc.	16,904	649,283
Symantec Corp.	81,423	2,300,200
Synopsys, Inc. *	15,227	1,110,505
Ultimate Software Group, Inc. (The) *	5,637	1,184,108
VMware, Inc., Class A *(a)	27,555	2,409,134

		55,815,134

Specialty Retail - 1.1%
Best Buy Co., Inc.	35,018	2,007,582
Burlington Stores, Inc. *	19,291	1,774,579
Dick’s Sporting Goods, Inc.	9,727	387,426
Foot Locker, Inc.	6,992	344,566
Michaels Cos., Inc. (The) *	21,313	394,717
Murphy USA, Inc. *	6,252	463,336
O’Reilly Automotive, Inc. *	2,579	564,130
Ross Stores, Inc.	10,358	597,967
Ulta Beauty, Inc. *	12,747	3,662,723
Urban Outfitters, Inc. *	17,822	330,420

		10,527,446

Technology Hardware, Storage & Peripherals - 7.4%
Apple, Inc.	404,085	58,196,322
Hewlett Packard Enterprise Co.	213,990	3,550,094

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 7.4% (continued)
HP, Inc.	177,025	3,094,397
NCR Corp. *	25,340	1,034,885
NetApp, Inc.	17,556	703,118
Western Digital Corp.	38,626	3,422,264

		70,001,080

Textiles, Apparel & Luxury Goods - 0.1%
PVH Corp.	4,356	498,762
Skechers U.S.A., Inc., Class A *	21,170	624,515

		1,123,277

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	635,430

Tobacco - 0.6%
Altria Group, Inc.	72,337	5,386,936

Trading Companies & Distributors - 0.4%
MSC Industrial Direct Co., Inc., Class A	4,795	412,178
United Rentals, Inc. *	21,391	2,410,979
Watsco, Inc.	3,619	558,050
WESCO International, Inc. *	12,206	699,404

		4,080,611

Water Utilities - 0.2%
American Water Works Co., Inc.	20,778	1,619,645
Aqua America, Inc.	9,149	304,662

		1,924,307

Wireless Telecommunication Services - 0.9%
Sprint Corp. *	526,845	4,325,398
T-Mobile US, Inc. *	76,720	4,650,766

		8,976,164

TOTAL COMMON STOCKS (Cost $744,498,648)		918,519,469

SHORT-TERM INVESTMENT - 2.7%

Investment Company - 2.7%
Limited Purpose Cash Investment Fund, 0.81% (Cost $25,243,307) (2)(b)	25,245,832	25,243,307

SECURITIES LENDING COLLATERAL - 0.6%

Investment Company - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (Cost $5,979,964) (2)(b)(c)	5,979,964	5,979,964

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.5% (Cost $775,721,919)		949,742,740

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)% (d)		(5,089,082)

NET ASSETS - 100.0%		944,653,658

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$140,863,333	14.9%
Consumer Staples	19,464,024	2.1
Energy	30,504,575	3.2
Financials	206,452,024	21.9
Health Care	70,121,518	7.4
Industrials	125,937,220	13.3
Information Technology	266,455,529	28.2
Materials	25,506,660	2.7
Real Estate	18,690,293	2.0
Telecommunication Services	9,664,956	1.0
Utilities	4,859,337	0.5
Short-Term Investment	25,243,307	2.7
Securities Lending Collateral	5,979,964	0.6

Total Investments In Securities At Value	949,742,740	100.5
Liabilities in Excess of Other Assets (d)	(5,089,082)	(0.5)

Net Assets	$944,653,658	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $5,804,740.
(b)	Represents 7-day effective yield as of 6/30/2017.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(d)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
156	BARC	S&P 500 E-Mini Futures	09/2017	$18,940,907	$18,883,020	$(57,887)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$750,644	$750,644

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.0%

Aerospace & Defense - 1.6%
AAR Corp.	8,237	286,318
Aerojet Rocketdyne Holdings, Inc. *	7,667	159,474
Aerovironment, Inc. *	5,302	202,536
Axon Enterprise, Inc. *(a)	14,327	360,181
Curtiss-Wright Corp.	2,253	206,780
Ducommun, Inc. *	7,860	248,219
Engility Holdings, Inc. *	11,321	321,516
Esterline Technologies Corp. *	1,914	181,447
KeyW Holding Corp. (The) *(a)	39,680	371,008
KLX, Inc. *	7,283	364,150
Kratos Defense & Security Solutions, Inc. *	57,558	683,213
Mercury Systems, Inc. *	21,745	915,247
National Presto Industries, Inc.	1,715	189,508
Sparton Corp. *	6,924	152,259
Teledyne Technologies, Inc. *	6,750	861,638
Vectrus, Inc. *	8,941	288,973

		5,792,467

Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc. *	23,162	504,468
XPO Logistics, Inc. *	40,236	2,600,453

		3,104,921

Airlines - 0.3%
Hawaiian Holdings, Inc. *	2,555	119,957
SkyWest, Inc.	24,142	847,384

		967,341

Auto Components - 1.4%
Cooper-Standard Holdings, Inc. *	6,552	660,900
Dana, Inc.	20,788	464,196
Dorman Products, Inc. *	10,092	835,315
Fox Factory Holding Corp. *	11,444	407,406
Horizon Global Corp. *	18,182	261,094
LCI Industries	10,516	1,076,838
Modine Manufacturing Co. *	10,588	175,231
Motorcar Parts of America, Inc. *	6,430	181,583
Standard Motor Products, Inc.	5,402	282,093
Stoneridge, Inc. *	15,449	238,069
Superior Industries International, Inc.	7,465	153,406
Tower International, Inc.	5,389	120,983

		4,857,114

Automobiles - 0.1%
Winnebago Industries, Inc.	10,133	354,655

Banks - 13.8%
1st Source Corp.	6,435	308,494
Ameris Bancorp	15,452	744,786
Banc of California, Inc. (a)	8,274	177,891
BancFirst Corp.	4,710	454,986
BancorpSouth, Inc.	6,691	204,075
Berkshire Hills Bancorp, Inc.	4,880	171,532
Boston Private Financial Holdings, Inc.	30,780	472,473
Brookline Bancorp, Inc.	8,843	129,108
Bryn Mawr Bank Corp.	4,081	173,443

INVESTMENTS	SHARES	VALUE ($)
Banks - 13.8% (continued)
Camden National Corp.	3,937	168,937
CenterState Banks, Inc.	36,559	908,857
Central Pacific Financial Corp.	12,758	401,494
Chemical Financial Corp.	19,918	964,230
City Holding Co.	2,567	169,088
Columbia Banking System, Inc.	4,340	172,949
Community Bank System, Inc.	17,205	959,523
ConnectOne Bancorp, Inc.	14,637	330,064
Customers Bancorp, Inc. *	3,792	107,238
CVB Financial Corp.	7,436	166,789
Eagle Bancorp, Inc. *	11,805	747,256
Enterprise Financial Services Corp.	15,527	633,502
Farmers Capital Bank Corp.	5,007	193,020
FCB Financial Holdings, Inc., Class A *	16,616	793,414
Fidelity Southern Corp.	17,798	406,862
First BanCorp *	147,170	852,114
First Busey Corp.	8,297	243,268
First Citizens BancShares, Inc., Class A	2,093	780,061
First Commonwealth Financial Corp.	45,442	576,205
First Financial Bancorp	17,714	490,678
First Financial Bankshares, Inc. (a)	13,421	593,208
First Interstate BancSystem, Inc., Class A	20,480	761,856
First Merchants Corp.	19,729	791,922
Flushing Financial Corp.	7,004	197,443
Franklin Financial Network, Inc. *	4,121	169,991
Fulton Financial Corp.	39,429	749,151
German American Bancorp, Inc.	3,585	122,213
Glacier Bancorp, Inc.	7,663	280,542
Great Southern Bancorp, Inc.	4,133	221,115
Great Western Bancorp, Inc.	32,709	1,334,854
Green Bancorp, Inc. *	14,806	287,236
Guaranty Bancorp	13,125	357,000
Hancock Holding Co.	40,709	1,994,741
Hanmi Financial Corp.	15,722	447,291
Heartland Financial USA, Inc.	12,207	574,950
Hilltop Holdings, Inc.	30,825	807,923
Home BancShares, Inc.	16,370	407,613
IBERIABANK Corp.	12,545	1,022,418
Independent Bank Corp./MA	7,977	531,667
Independent Bank Corp./MI	31,317	681,145
Independent Bank Group, Inc.	11,331	674,194
International Bancshares Corp.	18,855	660,868
Lakeland Bancorp, Inc.	23,423	441,524
Lakeland Financial Corp.	15,871	728,161
LegacyTexas Financial Group, Inc.	19,643	748,988
MainSource Financial Group, Inc.	9,194	308,091
MB Financial, Inc.	11,354	500,030
National Bank Holdings Corp., Class A	12,051	399,009
NBT Bancorp, Inc.	11,742	433,867
OFG Bancorp (a)	40,877	408,770
Old National Bancorp	12,686	218,834
Pacific Premier Bancorp, Inc. *	14,080	519,552
Park Sterling Corp.	15,117	179,590
Preferred Bank	13,009	695,591

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Banks - 13.8% (continued)
Prosperity Bancshares, Inc.	15,387	988,461
QCR Holdings, Inc.	9,243	438,118
Renasant Corp.	3,073	134,413
Republic First Bancorp, Inc. *	11,679	108,031
S&T Bancorp, Inc.	3,731	133,794
Sandy Spring Bancorp, Inc.	8,198	333,331
Seacoast Banking Corp. of Florida *	23,688	570,881
ServisFirst Bancshares, Inc.	36,620	1,350,912
Southside Bancshares, Inc.	16,747	585,157
State Bank Financial Corp.	5,880	159,466
Sterling Bancorp	58,623	1,362,985
Stock Yards Bancorp, Inc.	8,250	320,925
Texas Capital Bancshares, Inc. *	21,006	1,625,864
Tompkins Financial Corp.	5,057	398,087
Towne Bank	30,432	937,306
TriState Capital Holdings, Inc. *	13,169	331,859
Triumph Bancorp, Inc. *	9,529	233,937
Trustmark Corp.	20,953	673,848
UMB Financial Corp.	14,419	1,079,406
Union Bankshares Corp.	11,576	392,426
United Community Banks, Inc.	31,765	883,067
Univest Corp. of Pennsylvania	8,294	248,405
Veritex Holdings, Inc. *	11,255	296,344
Washington Trust Bancorp, Inc.	3,886	200,323
Webster Financial Corp.	29,851	1,558,819
Wintrust Financial Corp.	14,581	1,114,572

		48,614,422

Beverages - 0.7%
Coca-Cola Bottling Co. Consolidated	432	98,872
Craft Brew Alliance, Inc. *	13,506	227,576
MGP Ingredients, Inc. (a)	14,063	719,604
National Beverage Corp.	13,334	1,247,529

		2,293,581

Biotechnology - 8.5%
Agenus, Inc. *(a)	31,652	123,759
Aimmune Therapeutics, Inc. *	12,953	266,314
Array BioPharma, Inc. *	92,209	771,789
Avexis, Inc. *(a)	12,449	1,022,810
Axovant Sciences Ltd. *(a)	6,902	160,057
BioCryst Pharmaceuticals, Inc. *	49,729	276,493
BioSpecifics Technologies Corp. *	2,268	112,289
Bluebird Bio, Inc. *	13,798	1,449,480
Blueprint Medicines Corp. *	20,167	1,021,862
Cara Therapeutics, Inc. *(a)	26,544	408,512
Clovis Oncology, Inc. *	20,257	1,896,663
Coherus Biosciences, Inc. *	12,798	183,651
CTI BioPharma Corp. *	7,700	25,487
Cytokinetics, Inc. *	28,697	347,234
Eagle Pharmaceuticals, Inc. *(a)	9,320	735,255
Epizyme, Inc. *	7,122	107,542
Esperion Therapeutics, Inc. *(a)	11,136	515,374
Exact Sciences Corp. *	54,624	1,932,051
Exelixis, Inc. *	115,937	2,855,528
FibroGen, Inc. *	6,970	225,131
Flexion Therapeutics, Inc. *(a)	16,486	333,347
Foundation Medicine, Inc. *(a)	9,541	379,255
Global Blood Therapeutics, Inc. *(a)	10,227	279,708

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 8.5% (continued)
Halozyme Therapeutics, Inc. *	8,202	105,150
Immunomedics, Inc. *(a)	72,686	641,817
Inovio Pharmaceuticals, Inc. *(a)	15,775	123,676
Insmed, Inc. *	11,460	196,654
Ironwood Pharmaceuticals, Inc. *	51,806	978,097
Kite Pharma, Inc. *(a)	17,407	1,804,584
Lexicon Pharmaceuticals, Inc. *	20,175	331,879
Loxo Oncology, Inc. *	9,996	801,579
MiMedx Group, Inc. *	13,956	208,921
Minerva Neurosciences, Inc. *	30,703	271,722
Momenta Pharmaceuticals, Inc. *	12,254	207,093
Ohr Pharmaceutical, Inc. *	7,600	4,864
Organovo Holdings, Inc. *(a)	37,800	99,414
Peregrine Pharmaceuticals, Inc. *	181,400	110,291
Portola Pharmaceuticals, Inc. *	9,947	558,723
Progenics Pharmaceuticals, Inc. *	45,328	307,777
Prothena Corp. plc (Ireland) *	2,118	114,626
PTC Therapeutics, Inc. *	16,551	303,380
REGENXBIO, Inc. *	14,635	289,041
Repligen Corp. *	4,058	168,164
Retrophin, Inc. *	9,432	182,886
Sage Therapeutics, Inc. *	11,153	888,225
Sarepta Therapeutics, Inc. *	24,549	827,547
Spark Therapeutics, Inc. *	9,065	541,543
Stemline Therapeutics, Inc. *	23,815	219,098
Synergy Pharmaceuticals, Inc. *(a)	90,625	403,281
TESARO, Inc. *	20,062	2,805,871
TG Therapeutics, Inc. *(a)	8,600	86,430
Vanda Pharmaceuticals, Inc. *	23,622	385,039
Versartis, Inc. *	10,971	191,444
Xencor, Inc. *	23,023	486,016

		30,074,423

Building Products - 1.2%
AAON, Inc.	11,411	420,495
American Woodmark Corp. *	1,209	115,520
Builders FirstSource, Inc. *	9,381	143,717
Gibraltar Industries, Inc. *	16,064	572,682
Griffon Corp.	14,851	325,979
Insteel Industries, Inc.	10,681	352,153
NCI Building Systems, Inc. *	11,901	198,747
Patrick Industries, Inc. *	11,339	826,046
PGT Innovations, Inc. *	16,718	213,990
Ply Gem Holdings, Inc. *	7,520	134,984
Trex Co., Inc. *	10,340	699,604
Universal Forest Products, Inc.	2,834	247,437

		4,251,354

Capital Markets - 1.2%
Arlington Asset Investment Corp., Class A	9,426	128,853
BGC Partners, Inc., Class A	15,955	201,671
Cohen & Steers, Inc.	2,576	104,431
Diamond Hill Investment Group, Inc.	1,639	326,817
Evercore Partners, Inc., Class A	10,903	768,662
Financial Engines, Inc.	6,121	224,029
GAIN Capital Holdings, Inc.	24,292	151,339
Houlihan Lokey, Inc.	6,221	217,113
INTL. FCStone, Inc. *	6,700	252,992

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 1.2% (continued)
Moelis & Co., Class A	15,024	583,682
Piper Jaffray Cos.	7,162	429,362
PJT Partners, Inc., Class A	5,752	231,345
Stifel Financial Corp. *	13,169	605,511

		4,225,807

Chemicals - 3.5%
American Vanguard Corp.	9,893	170,654
Balchem Corp.	1,382	107,395
Chase Corp.	2,752	293,638
Chemours Co. (The)	71,401	2,707,526
Ferro Corp. *	11,834	216,444
Flotek Industries, Inc. *(a)	13,802	123,390
GCP Applied Technologies, Inc. *	8,114	247,477
Innophos Holdings, Inc.	5,047	221,261
Innospec, Inc.	5,039	330,306
KMG Chemicals, Inc.	10,063	489,766
Koppers Holdings, Inc. *	10,060	363,669
Kraton Corp. *	9,244	318,363
Kronos Worldwide, Inc.	49,227	896,916
Minerals Technologies, Inc.	5,468	400,258
Olin Corp.	54,375	1,646,475
Quaker Chemical Corp.	3,374	490,006
Rayonier Advanced Materials, Inc. (a)	11,904	187,131
Sensient Technologies Corp.	1,677	135,049
Stepan Co.	6,869	598,565
Trinseo SA	20,222	1,389,251
Tronox Ltd., Class A	53,814	813,668

		12,147,208

Commercial Services & Supplies - 1.9%
ABM Industries, Inc.	8,276	343,620
ACCO Brands Corp. *	42,602	496,313
Aqua Metals, Inc. *(a)	28,300	355,165
Brady Corp., Class A	16,971	575,317
Brink’s Co. (The)	16,878	1,130,826
Casella Waste Systems, Inc., Class A *	19,224	315,466
CECO Environmental Corp.	14,459	132,734
Ennis, Inc.	10,681	204,007
HNI Corp.	3,626	144,569
Kimball International, Inc., Class B	9,927	165,682
Matthews International Corp., Class A	6,066	371,542
MSA Safety, Inc.	7,103	576,550
Multi-Color Corp.	2,315	188,904
Quad/Graphics, Inc.	27,450	629,154
Tetra Tech, Inc.	14,182	648,826
US Ecology, Inc.	3,206	161,903
Viad Corp.	5,800	274,050

		6,714,628

Communications Equipment - 3.0%
Applied Optoelectronics, Inc. *(a)	14,698	908,190
CalAmp Corp. *	8,803	178,965
Ciena Corp. *	27,001	675,565
Clearfield, Inc. *(a)	8,247	108,860
EMCORE Corp.	31,707	337,680
Extreme Networks, Inc. *	61,689	568,773
Finisar Corp. *	43,098	1,119,686

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 3.0% (continued)
Harmonic, Inc. *	30,232	158,718
InterDigital, Inc.	11,978	925,900
Lumentum Holdings, Inc. *	28,586	1,630,831
NETGEAR, Inc. *	5,311	228,904
NetScout Systems, Inc. *	21,711	746,858
Oclaro, Inc. *(a)	94,339	881,126
ShoreTel, Inc. *	18,745	108,721
Sonus Networks, Inc. *	14,857	110,536
Ubiquiti Networks, Inc. *(a)	25,087	1,303,771
Viavi Solutions, Inc. *	66,529	700,550

		10,693,634

Construction & Engineering - 1.4%
Aegion Corp. *	6,788	148,521
Argan, Inc.	8,380	502,800
Comfort Systems USA, Inc.	6,501	241,187
EMCOR Group, Inc.	10,613	693,878
HC2 Holdings, Inc. *	27,896	164,028
MasTec, Inc. *	34,650	1,564,448
MYR Group, Inc. *	5,924	183,762
NV5 Global, Inc. *	13,579	577,108
Orion Group Holdings, Inc. *	17,434	130,232
Primoris Services Corp.	4,356	108,639
Tutor Perini Corp. *	19,362	556,658

		4,871,261

Construction Materials - 0.1%
US Concrete, Inc. *	2,282	179,251

Consumer Finance - 0.3%
Enova International, Inc. *	16,541	245,634
EZCORP, Inc., Class A *	33,759	259,944
Green Dot Corp., Class A *	7,399	285,084
Nelnet, Inc., Class A	4,465	209,900
Regional Management Corp. *	7,164	169,285

		1,169,847

Containers & Packaging - 0.3%
Greif, Inc., Class A	18,407	1,026,742

Diversified Consumer Services - 1.4%
Adtalem Global Education, Inc.	20,429	775,281
American Public Education, Inc. *	7,939	187,757
Capella Education Co.	5,030	430,568
Career Education Corp. *	55,545	533,232
Carriage Services, Inc.	7,513	202,550
Chegg, Inc. *	29,295	360,036
Grand Canyon Education, Inc. *	14,843	1,163,840
K12, Inc. *	15,726	281,810
Sotheby’s *(a)	15,756	845,624
Strayer Education, Inc.	1,913	178,330
Weight Watchers International, Inc. *	3,695	123,487

		5,082,515

Diversified Telecommunication Services - 0.1%
IDT Corp., Class B	12,066	173,388
ORBCOMM, Inc. *	27,576	311,609

		484,997

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 0.2%
MGE Energy, Inc.	3,239	208,430
Otter Tail Corp.	3,477	137,689
Spark Energy, Inc., Class A (a)	23,632	444,281

		790,400

Electrical Equipment - 0.3%
Energous Corp. *	19,955	324,468
EnerSys	7,702	558,010

		882,478

Electronic Equipment, Instruments & Components - 3.9%
Anixter International, Inc. *	3,800	297,160
AVX Corp.	12,390	202,453
Badger Meter, Inc.	7,765	309,435
Belden, Inc.	1,355	102,208
Benchmark Electronics, Inc. *	3,018	97,481
Coherent, Inc. *	10,497	2,361,720
Control4 Corp. *	14,273	279,894
CTS Corp.	12,200	263,520
ePlus, Inc. *	5,928	439,265
Fabrinet (Thailand) *	12,422	529,922
II-VI, Inc. *	22,106	758,236
Insight Enterprises, Inc. *	6,540	261,535
Itron, Inc. *	13,825	936,644
Littelfuse, Inc.	2,599	428,835
Mesa Laboratories, Inc.	2,830	405,567
Methode Electronics, Inc.	9,971	410,805
Novanta, Inc. *	5,797	208,692
PC Connection, Inc.	9,526	257,774
Plexus Corp. *	3,071	161,442
Rogers Corp. *	5,047	548,205
Sanmina Corp. *	27,924	1,063,904
SYNNEX Corp.	3,801	455,968
TTM Technologies, Inc. *	49,563	860,414
Universal Display Corp.	14,729	1,609,143
Vishay Intertechnology, Inc.	18,930	314,238

		13,564,460

Energy Equipment & Services - 1.1%
Archrock, Inc.	36,350	414,390
Exterran Corp. *	16,879	450,669
Fairmount Santrol Holdings, Inc. *(a)	65,962	257,252
Forum Energy Technologies, Inc. *	16,623	259,319
McDermott International, Inc. *	109,189	782,885
Newpark Resources, Inc. *	21,323	156,724
Pioneer Energy Services Corp. *	61,599	126,278
Unit Corp. *	22,915	429,198
US Silica Holdings, Inc.	26,200	929,838

		3,806,553

Equity Real Estate Investment Trusts (REITs) - 2.0%
Agree Realty Corp.	5,907	270,954
Armada Hoffler Properties, Inc.	10,728	138,927
Bluerock Residential Growth REIT, Inc.	11,974	154,345
Colony Starwood Homes	5,546	190,283
Community Healthcare Trust, Inc.	7,431	190,159
DuPont Fabros Technology, Inc.	7,548	461,636
Easterly Government Properties, Inc.	6,848	143,466
Four Corners Property Trust, Inc.	5,023	126,127

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.0% (continued)
GEO Group, Inc. (The)	23,445	693,269
Getty Realty Corp.	4,321	108,457
Gladstone Commercial Corp.	17,758	386,947
Government Properties Income Trust	5,731	104,935
Independence Realty Trust, Inc.	11,681	115,291
Lexington Realty Trust	36,623	362,934
Monmouth Real Estate Investment Corp.	28,817	433,696
National Storage Affiliates Trust	18,837	435,323
NexPoint Residential Trust, Inc.	16,633	413,995
Potlatch Corp.	2,640	120,648
Preferred Apartment Communities, Inc., Class A	12,783	201,332
Rexford Industrial Realty, Inc.	21,438	588,259
Saul Centers, Inc.	1,960	113,641
Select Income REIT	9,666	232,274
STAG Industrial, Inc.	9,927	273,985
Summit Hotel Properties, Inc.	15,735	293,458
Terreno Realty Corp.	3,838	129,187
Universal Health Realty Income Trust	1,929	153,433
Urstadt Biddle Properties, Inc., Class A	5,947	117,751

		6,954,712

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., Class A	4,685	156,011
SpartanNash Co.	8,618	223,723
Weis Markets, Inc.	2,771	135,003

		514,737

Food Products - 0.6%
B&G Foods, Inc. (a)	5,432	193,379
Calavo Growers, Inc.	1,907	131,679
Fresh Del Monte Produce, Inc.	20,312	1,034,084
John B Sanfilippo & Son, Inc.	4,035	254,649
Omega Protein Corp.	9,601	171,858
Tootsie Roll Industries, Inc. (a)	5,071	176,724

		1,962,373

Gas Utilities - 0.0% (b)
Chesapeake Utilities Corp.	1,406	105,380

Health Care Equipment & Supplies - 4.4%
Anika Therapeutics, Inc. *	3,754	185,222
Atrion Corp.	378	243,167
AxoGen, Inc. *	23,491	393,474
Cantel Medical Corp.	4,966	386,901
Cardiovascular Systems, Inc. *	18,870	608,180
CryoLife, Inc. *	13,497	269,265
GenMark Diagnostics, Inc. *	37,052	438,325
Glaukos Corp. *	18,420	763,877
Haemonetics Corp. *	2,383	94,105
Halyard Health, Inc. *	4,267	167,608
ICU Medical, Inc. *	5,172	892,170
Inogen, Inc. *	11,892	1,134,735
Insulet Corp. *	10,457	536,549
Integra LifeSciences Holdings Corp. *	15,155	826,099
K2M Group Holdings, Inc. *	4,323	105,308
LeMaitre Vascular, Inc.	10,217	318,975
Masimo Corp. *	20,087	1,831,533

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 4.4% (continued)
Merit Medical Systems, Inc. *	15,632	596,361
Nevro Corp. *	11,585	862,272
NuVasive, Inc. *	14,411	1,108,494
NxStage Medical, Inc. *	19,881	498,417
OraSure Technologies, Inc. *	23,143	399,448
Orthofix International NV *	2,774	128,936
Penumbra, Inc. *	11,312	992,628
Spectranetics Corp. (The) *	21,861	839,462
ViewRay, Inc. *(a)	15,643	101,210
Wright Medical Group NV *	30,498	838,390

		15,561,111

Health Care Providers & Services - 1.6%
Addus HomeCare Corp. *	9,220	342,984
Almost Family, Inc. *	2,340	144,261
Amedisys, Inc. *	1,914	120,218
AMN Healthcare Services, Inc. *	4,715	184,121
BioTelemetry, Inc. *	25,845	864,515
Chemed Corp.	577	118,014
Civitas Solutions, Inc. *	6,879	120,383
CorVel Corp. *	6,100	289,445
Cross Country Healthcare, Inc. *	14,589	188,344
HealthEquity, Inc. *	21,958	1,094,167
LHC Group, Inc. *	3,000	203,670
Medcath Corp. (3)*(c)	10,300	—
National HealthCare Corp.	1,886	132,284
Teladoc, Inc. *(a)	17,876	620,297
Tivity Health, Inc. *	26,665	1,062,600
US Physical Therapy, Inc.	4,314	260,566

		5,745,869

Health Care Technology - 0.9%
Evolent Health, Inc., Class A *	30,257	767,015
HealthStream, Inc. *	7,258	191,030
HMS Holdings Corp. *	15,450	285,825
Medidata Solutions, Inc. *	17,585	1,375,147
Omnicell, Inc. *	6,070	261,617
Vocera Communications, Inc. *	10,735	283,619

		3,164,253

Hotels, Restaurants & Leisure - 2.8%
Bob Evans Farms, Inc.	1,572	112,917
Caesars Entertainment Corp. *(a)	20,884	250,608
Carrols Restaurant Group, Inc. *	23,190	284,077
Chuy’s Holdings, Inc. *	4,565	106,821
Dave & Buster’s Entertainment, Inc. *	16,866	1,121,758
Denny’s Corp. *	16,550	194,793
Eldorado Resorts, Inc. *	28,663	573,260
ILG, Inc.	17,674	485,858
International Speedway Corp., Class A	3,567	133,941
Intrawest Resorts Holdings, Inc. *	22,452	533,010
Jack in the Box, Inc.	11,232	1,106,352
Marcus Corp. (The)	6,900	208,380
Marriott Vacations Worldwide Corp.	7,776	915,624
Monarch Casino & Resort, Inc. *	7,349	222,307
Papa John’s International, Inc.	11,450	821,652
Pinnacle Entertainment, Inc. *	25,836	510,519
Planet Fitness, Inc., Class A	33,523	782,427

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 2.8% (continued)
Ruth’s Hospitality Group, Inc.	9,641	209,692
Scientific Games Corp., Class A *	39,405	1,028,471
Wingstop, Inc. (a)	7,803	241,113

		9,843,580

Household Durables - 1.3%
Bassett Furniture Industries, Inc.	12,552	476,348
Cavco Industries, Inc. *	2,640	342,276
Flexsteel Industries, Inc.	2,686	145,339
Hooker Furniture Corp.	6,593	271,302
Installed Building Products, Inc. *	14,200	751,890
iRobot Corp. *	12,336	1,037,951
KB Home	11,104	266,163
LGI Homes, Inc. *(a)	5,346	214,802
NACCO Industries, Inc., Class A	3,287	232,884
Taylor Morrison Home Corp., Class A *	8,919	214,145
TopBuild Corp. *	4,564	242,212
Universal Electronics, Inc. *	1,934	129,288
William Lyon Homes, Class A *	5,382	129,922
ZAGG, Inc. *	17,070	147,656

		4,602,178

Household Products - 0.4%
Central Garden & Pet Co., Class A *	25,171	755,634
HRG Group, Inc. *	29,441	521,400

		1,277,034

Independent Power and Renewable Electricity Producers - 0.2%
Ormat Technologies, Inc.	11,307	663,495
TerraForm Power, Inc., Class A *	7,555	90,660

		754,155

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	8,805	293,206

Insurance - 1.7%
Ambac Financial Group, Inc. *	9,791	169,874
American Equity Investment Life Holding Co.	10,921	287,004
AMERISAFE, Inc.	4,224	240,557
Argo Group International Holdings Ltd.	3,368	204,101
Employers Holdings, Inc.	6,048	255,830
Enstar Group Ltd. *	725	144,021
FBL Financial Group, Inc., Class A	7,378	453,747
Federated National Holding Co.	7,509	120,144
Horace Mann Educators Corp.	3,809	143,980
James River Group Holdings Ltd.	10,221	406,080
Kemper Corp.	3,161	122,015
MBIA, Inc. *	29,820	281,203
National General Holdings Corp.	6,546	138,121
Navigators Group, Inc. (The)	3,083	169,257
OneBeacon Insurance Group Ltd., Class A	1,647	30,025
Primerica, Inc.	16,110	1,220,332
Safety Insurance Group, Inc.	1,836	125,399
Selective Insurance Group, Inc.	5,545	277,527
Stewart Information Services Corp.	3,674	166,726
Trupanion, Inc. *(a)	20,746	464,295
United Fire Group, Inc.	6,763	297,978

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 1.7% (continued)
United Insurance Holdings Corp.	8,652	136,096
Universal Insurance Holdings, Inc.	6,711	169,117

		6,023,429

Internet & Direct Marketing Retail - 0.6%
Duluth Holdings, Inc., Class B *(a)	8,854	161,231
Etsy, Inc. *	14,879	223,185
Nutrisystem, Inc.	14,561	757,900
Overstock.com, Inc. *	7,033	114,638
PetMed Express, Inc. (a)	10,939	444,123
Wayfair, Inc., Class A *	7,112	546,771

		2,247,848

Internet Software & Services - 3.4%
2U, Inc. *(a)	18,950	889,134
Alarm.com Holdings, Inc. *	17,311	651,413
Amber Road, Inc. *	19,878	170,354
Blucora, Inc. *	27,073	573,948
Box, Inc., Class A *	6,118	111,592
Brightcove, Inc. *	21,470	133,114
Carbonite, Inc. *	26,884	586,071
ChannelAdvisor Corp. *	12,592	145,438
Cimpress NV (Netherlands) *(a)	1,499	141,701
Cornerstone OnDemand, Inc. *	2,813	100,565
Envestnet, Inc. *	4,262	168,775
Five9, Inc. *	48,315	1,039,739
GrubHub, Inc. *	21,433	934,479
GTT Communications, Inc. *	13,767	435,726
j2 Global, Inc.	2,969	252,632
LogMeIn, Inc.	18,636	1,947,462
Meet Group, Inc. (The) *	64,319	324,811
MINDBODY, Inc., Class A *(a)	25,810	702,032
New Relic, Inc. *	3,724	160,169
NIC, Inc.	7,853	148,814
Q2 Holdings, Inc. *	12,299	454,448
Quotient Technology, Inc. *	18,040	207,460
Shutterstock, Inc. *	5,974	263,334
TrueCar, Inc. *(a)	49,153	979,619
Xactly Corp. *	14,253	223,059
XO Group, Inc. *	16,852	296,932

		12,042,821

IT Services - 1.0%
Acxiom Corp. *	16,198	420,824
CACI International, Inc., Class A *	1,034	129,302
Cardtronics plc, Class A *	7,594	249,539
Cardtronics, Inc. *	900	29,574
CSG Systems International, Inc.	3,860	156,639
Hackett Group, Inc. (The)	15,924	246,822
ManTech International Corp., Class A	6,644	274,929
Perficient, Inc. *	11,282	210,296
Science Applications International Corp.	15,397	1,068,860
ServiceSource International, Inc. *	27,897	108,240
TeleTech Holdings, Inc.	5,303	216,362
Unisys Corp. *	23,374	299,187

		3,410,574

Leisure Products - 0.1%
Callaway Golf Co.	13,688	174,933

INVESTMENTS	SHARES	VALUE ($)
Leisure Products - 0.1% (continued)
Nautilus, Inc. *	8,397	160,802

		335,735

Life Sciences Tools & Services - 0.6%
Accelerate Diagnostics, Inc. *(a)	24,155	660,639
Cambrex Corp. *	2,200	131,450
NanoString Technologies, Inc. *(a)	7,279	120,395
NeoGenomics, Inc. *	26,536	237,762
PRA Health Sciences, Inc. *	12,983	973,855

		2,124,101

Machinery - 3.8%
Alamo Group, Inc.	4,338	393,934
Altra Industrial Motion Corp.	5,521	219,736
Astec Industries, Inc.	7,055	391,623
Barnes Group, Inc.	4,818	281,998
Briggs & Stratton Corp.	4,297	103,558
Chart Industries, Inc. *	13,577	471,529
CIRCOR International, Inc.	5,202	308,895
Douglas Dynamics, Inc.	12,738	419,080
Energy Recovery, Inc. *(a)	14,352	118,978
ESCO Technologies, Inc.	2,964	176,803
Federal Signal Corp.	10,357	179,797
Franklin Electric Co., Inc.	4,775	197,685
Global Brass & Copper Holdings, Inc.	10,438	318,881
Greenbrier Cos., Inc. (The) (a)	4,786	221,352
Harsco Corp. *	26,985	434,458
John Bean Technologies Corp.	14,921	1,462,258
Kadant, Inc.	3,300	248,160
Kennametal, Inc.	26,006	973,145
Lydall, Inc. *	10,527	544,246
Manitowoc Co., Inc. (The) *	17,903	107,597
Meritor, Inc. *	32,900	546,469
Mueller Water Products, Inc., Class A	19,934	232,829
Navistar International Corp. *	36,915	968,280
NN, Inc.	3,429	94,126
RBC Bearings, Inc. *	2,910	296,122
Spartan Motors, Inc.	37,893	335,353
SPX Corp. *	28,258	710,971
Standex International Corp.	2,682	243,257
Supreme Industries, Inc., Class A	27,495	452,293
Tennant Co.	3,269	241,252
Titan International, Inc.	43,468	522,051
Wabash National Corp.	16,454	361,659
Woodward, Inc.	11,310	764,330

		13,342,705

Marine - 0.1%
Scorpio Bulkers, Inc. *(a)	37,433	265,774

Media - 0.5%
AMC Entertainment Holdings, Inc., Class A	9,424	214,396
Entravision Communications Corp., Class A	28,539	188,357
EW Scripps Co. (The), Class A *	8,418	149,925
Meredith Corp.	6,098	362,526
New Media Investment Group, Inc.	8,166	110,078
Nexstar Media Group, Inc., Class A	7,174	429,005
Scholastic Corp.	2,513	109,542

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Media - 0.5% (continued)
Sinclair Broadcast Group, Inc., Class A	4,206	138,377
World Wrestling Entertainment, Inc., Class A (a)	8,365	170,395

		1,872,601

Metals & Mining - 1.4%
AK Steel Holding Corp. *	110,198	724,001
Allegheny Technologies, Inc. (a)	6,531	111,092
Century Aluminum Co. *	53,137	827,874
Cliffs Natural Resources, Inc. *	88,641	613,396
Coeur Mining, Inc. *	15,726	134,929
Gold Resource Corp.	47,777	194,930
Hecla Mining Co.	89,841	458,189
Materion Corp.	4,614	172,564
Olympic Steel, Inc.	6,213	121,029
Ryerson Holding Corp. *	24,280	240,372
SunCoke Energy, Inc. *	46,141	502,937
TimkenSteel Corp. *	15,982	245,643
Worthington Industries, Inc.	10,144	509,432

		4,856,388

Multiline Retail - 0.2%
Ollie’s Bargain Outlet Holdings, Inc. *	20,400	869,040

Multi-Utilities - 0.1%
Unitil Corp.	6,391	308,749

Oil, Gas & Consumable Fuels - 1.2%
Abraxas Petroleum Corp. *	129,164	209,246
Callon Petroleum Co. *	17,414	184,762
Contango Oil & Gas Co. *	7,340	48,738
Delek US Holdings, Inc.	21,427	566,530
Eclipse Resources Corp. *	97,610	279,165
EP Energy Corp., Class A *(a)	47,082	172,320
GasLog Ltd. (Monaco) (a)	31,134	474,793
Golar LNG Ltd. (Norway) (a)	16,976	377,716
Green Plains, Inc.	10,576	217,337
Oasis Petroleum, Inc. *	25,020	201,411
REX American Resources Corp. *	3,271	315,848
Ring Energy, Inc. *	26,148	339,924
RSP Permian, Inc. *	2,834	91,453
Sanchez Energy Corp. *(a)	16,721	120,057
SemGroup Corp., Class A	11,177	301,779
W&T Offshore, Inc. *(a)	60,598	118,772
Westmoreland Coal Co. *	17,705	86,223

		4,106,074

Paper & Forest Products - 0.4%
Clearwater Paper Corp. *	2,894	135,294
KapStone Paper and Packaging Corp.	17,930	369,896
Louisiana-Pacific Corp. *	28,099	677,467
Neenah Paper, Inc.	2,788	223,737

		1,406,394

Personal Products - 0.1%
Inter Parfums, Inc.	4,301	157,632
Natural Health Trends Corp. (a)	6,691	186,344

		343,976

INVESTMENTS	SHARES	VALUE ($)
Pharmaceuticals - 1.9%
Aclaris Therapeutics, Inc. *(a)	9,862	267,458
Aerie Pharmaceuticals, Inc. *	21,487	1,129,142
Amphastar Pharmaceuticals, Inc. *	15,777	281,777
ANI Pharmaceuticals, Inc. *	4,864	227,635
Aratana Therapeutics, Inc. *	30,790	222,612
Corcept Therapeutics, Inc. *	58,065	685,167
Dermira, Inc. *(a)	9,180	267,505
Heska Corp. *	9,027	921,386
Medicines Co. (The) *(a)	13,199	501,694
Nektar Therapeutics *	11,720	229,126
Paratek Pharmaceuticals, Inc. *	4,891	117,873
Phibro Animal Health Corp., Class A	2,900	107,445
SciClone Pharmaceuticals, Inc. *	17,581	193,391
Supernus Pharmaceuticals, Inc. *	25,872	1,115,083
TherapeuticsMD, Inc. *(a)	23,340	123,002
WaVe Life Sciences Ltd. *	7,425	138,105

		6,528,401

Professional Services - 1.2%
Advisory Board Co. (The) *	7,984	411,176
Barrett Business Services, Inc.	3,741	214,322
CRA International, Inc.	6,151	223,404
Exponent, Inc.	1,823	106,281
Heidrick & Struggles International, Inc.	6,742	146,639
ICF International, Inc. *	3,076	144,880
Insperity, Inc.	8,474	601,654
Kelly Services, Inc., Class A	6,667	149,674
Kforce, Inc.	6,514	127,674
Mistras Group, Inc. *	11,599	254,830
Navigant Consulting, Inc. *	10,627	209,990
TriNet Group, Inc. *	19,183	628,051
WageWorks, Inc. *	12,496	839,731

		4,058,306

Real Estate Management & Development - 0.3%
Marcus & Millichap, Inc. *	5,385	141,949
RE/MAX Holdings, Inc., Class A	5,481	307,210
RMR Group, Inc. (The), Class A	8,748	425,590

		874,749

Road & Rail - 0.2%
Marten Transport Ltd.	4,612	126,369
Saia, Inc. *	12,610	646,893

		773,262

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Energy Industries, Inc. *	19,613	1,268,765
Advanced Micro Devices, Inc. *	312,849	3,904,355
Alpha & Omega Semiconductor Ltd. *	19,516	325,332
Amkor Technology, Inc. *	100,644	983,292
Axcelis Technologies, Inc. *	13,172	275,953
Brooks Automation, Inc.	28,646	621,332
Cabot Microelectronics Corp.	6,746	498,057
Cavium, Inc. *	8,783	545,688
CEVA, Inc. *	12,403	563,716
Cirrus Logic, Inc. *	26,820	1,682,150
Entegris, Inc. *	39,656	870,449
FormFactor, Inc. *	33,034	409,622
Inphi Corp. *(a)	21,064	722,495

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 6.5% (continued)
MACOM Technology Solutions Holdings, Inc. *	3,731	208,078
MaxLinear, Inc. *	37,348	1,041,636
Microsemi Corp. *	38,374	1,795,903
MKS Instruments, Inc.	19,089	1,284,690
Monolithic Power Systems, Inc.	14,543	1,401,945
Nanometrics, Inc. *	9,875	249,739
NeoPhotonics Corp. *(a)	13,940	107,617
PDF Solutions, Inc. *	11,205	184,322
Photronics, Inc. *	17,287	162,498
Power Integrations, Inc.	8,574	625,045
Rudolph Technologies, Inc. *	14,942	341,425
Semtech Corp. *	24,266	867,509
Sigma Designs, Inc. *	22,053	129,010
Silicon Laboratories, Inc. *	10,346	707,149
Ultra Clean Holdings, Inc. *	28,649	537,169
Veeco Instruments, Inc. *	15,322	426,718
Xperi Corp.	7,029	209,464

		22,951,123

Software - 4.6%
8x8, Inc. *	35,043	509,876
A10 Networks, Inc. *	17,104	144,358
Aspen Technology, Inc. *	22,497	1,243,184
Barracuda Networks, Inc. *	23,972	552,794
BroadSoft, Inc. *	2,909	125,232
Callidus Software, Inc. *	7,613	184,235
CommVault Systems, Inc. *	2,269	128,085
Digimarc Corp. *(a)	4,179	167,787
Ebix, Inc. (a)	15,421	831,192
Ellie Mae, Inc. *	3,680	404,469
Fair Isaac Corp.	3,267	455,453
Gigamon, Inc. *	4,386	172,589
HubSpot, Inc. *	3,968	260,896
Mitek Systems, Inc. *	27,452	230,597
Monotype Imaging Holdings, Inc.	5,625	102,938
Paycom Software, Inc. *	22,745	1,555,985
Paylocity Holding Corp. *	3,207	144,892
Pegasystems, Inc.	24,504	1,429,808
Progress Software Corp.	3,731	115,251
Proofpoint, Inc. *	16,325	1,417,500
PROS Holdings, Inc. *	9,268	253,851
RealPage, Inc. *	27,480	987,906
RingCentral, Inc., Class A *	19,777	722,849
Take-Two Interactive Software, Inc. *	41,351	3,034,336
TiVo Corp.	10,063	187,675
Varonis Systems, Inc. *	9,802	364,634
Zendesk, Inc. *	4,957	137,705
Zix Corp. *	44,752	254,639

		16,120,716

Specialty Retail - 0.6%
Aaron’s, Inc.	2,620	101,918
Big 5 Sporting Goods Corp. (a)	11,260	146,943
Boot Barn Holdings, Inc. *(a)	26,774	189,560
Children’s Place, Inc. (The)	6,148	627,711
Citi Trends, Inc.	7,878	167,171
Haverty Furniture Cos., Inc.	7,500	188,250
Party City Holdco, Inc. *	7,768	121,569

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 0.6% (continued)
Pier 1 Imports, Inc.	23,698	122,993
RH *(a)	2,426	156,525
Tile Shop Holdings, Inc.	7,409	152,996
Tilly’s, Inc., Class A	20,376	206,816

		2,182,452

Textiles, Apparel & Luxury Goods - 0.3%
Culp, Inc.	11,894	386,555
Movado Group, Inc.	5,631	142,183
Perry Ellis International, Inc. *	7,211	140,326
Unifi, Inc. *	5,876	180,981
Wolverine World Wide, Inc.	11,591	324,664

		1,174,709

Thrifts & Mortgage Finance - 3.1%
Beneficial Bancorp, Inc.	18,111	271,665
BofI Holding, Inc. *(a)	5,347	126,831
Capitol Federal Financial, Inc.	9,167	130,263
Dime Community Bancshares, Inc.	8,591	168,384
Essent Group Ltd. *	31,534	1,171,173
Federal Agricultural Mortgage Corp., Class C	4,759	307,907
First Defiance Financial Corp.	5,710	300,803
Flagstar Bancorp, Inc. *	12,085	372,460
HomeStreet, Inc. *	8,667	239,859
Kearny Financial Corp.	18,710	277,843
LendingTree, Inc. *(a)	2,633	453,403
Meridian Bancorp, Inc.	29,164	492,872
Meta Financial Group, Inc.	5,656	503,384
MGIC Investment Corp. *	107,507	1,204,078
Nationstar Mortgage Holdings, Inc. *	30,411	544,053
NMI Holdings, Inc., Class A *	21,400	245,030
Northfield Bancorp, Inc.	9,328	159,975
Northwest Bancshares, Inc.	17,308	270,178
Ocwen Financial Corp. *	45,882	123,422
Oritani Financial Corp.	6,634	113,110
Provident Financial Services, Inc.	5,922	150,300
Radian Group, Inc.	66,837	1,092,785
Walker & Dunlop, Inc. *	10,826	528,633
Washington Federal, Inc.	20,844	692,021
Waterstone Financial, Inc.	33,935	639,675
WSFS Financial Corp.	10,598	480,619

		11,060,726

Tobacco - 0.0% (b)
Universal Corp.	2,355	152,369

Trading Companies & Distributors - 1.0%
Aircastle Ltd.	5,512	119,886
Applied Industrial Technologies, Inc.	6,185	365,224
DXP Enterprises, Inc. *	6,458	222,801
H&E Equipment Services, Inc.	8,078	164,872
Kaman Corp.	2,836	141,431
MRC Global, Inc. *	19,609	323,941
Neff Corp., Class A *	9,624	182,856
Rush Enterprises, Inc., Class A *	10,463	389,014
Univar, Inc. *	48,977	1,430,129
Veritiv Corp. *	2,936	132,120

		3,472,274

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Water Utilities - 0.3%
California Water Service Group	3,113	114,558
Connecticut Water Service, Inc.	3,531	196,006
Middlesex Water Co.	8,786	347,926
SJW Group	6,372	313,375

		971,865

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *	19,566	292,707
Shenandoah Telecommunications Co.	7,042	216,190
Spok Holdings, Inc.	7,837	138,715

		647,612

TOTAL COMMON STOCKS (Cost $268,064,559)		341,253,420

RIGHTS - 0.0% (b)	NO. OF RIGHTS

Biotechnology - 0.0% (b)
Durata Therapeutics, Inc., CVR (3)*(c)	9,900	3,020

Electronic Equipment, Instruments & Components - 0.0%
Gerber Scientific, Inc., CVR (3)*(c)	4,000	—

TOTAL RIGHTS
(Cost $—)		3,020

WARRANT - 0.0%	NO. OF WARRANTS

Diversified Consumer Services - 0.0%
Education Management LLC, expiring 1/5/2022
(Cost $—) (3)*(c)	6,600	—

SHORT-TERM INVESTMENT - 3.0%	SHARES

Investment Company - 3.0%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $10,362,399) (2)(d)	10,363,435	10,362,399

SECURITIES LENDING COLLATERAL - 6.0%

Investment Company - 6.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $21,214,784) (2)(d)(e)	21,214,784	21,214,784

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 106.0% (Cost $299,641,742)		372,833,623

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.0)% (f)		(20,976,502)

NET ASSETS - 100.0%		351,857,121

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$33,422,428	9.5%
Consumer Staples	6,544,068	1.9
Energy	7,912,627	2.2
Financials	71,094,230	20.2
Health Care	63,201,178	17.9
Industrials	48,789,978	13.9
Information Technology	78,783,328	22.4
Materials	19,615,984	5.6
Real Estate	7,829,461	2.3
Telecommunication Services	1,132,609	0.3
Utilities	2,930,549	0.8
Short-Term Investment	10,362,399	3.0
Securities Lending Collateral	21,214,784	6.0

Total Investments In Securities At Value	372,833,623	106.0
Liabilities in Excess of Other Assets (f)	(20,976,502)	(6.0)

Net Assets	$351,857,121	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $20,523,261.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $3,020, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

CVR - Contingent Value Rights

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
103	BARC	E-Mini Russell 2000 Futures	09/2017	$7,333,816	$7,283,645	$(50,171)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$377,144	$377,144

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.1%

Australia - 5.4%
AGL Energy Ltd.	35,608	697,792
Alumina Ltd.	187,658	276,404
Amcor Ltd.	37,657	469,121
Aristocrat Leisure Ltd.	67,187	1,164,818
ASX Ltd.	6,715	276,665
Aurizon Holdings Ltd.	34,758	143,165
AusNet Services	141,964	189,286
Australia & New Zealand Banking Group Ltd.	102,324	2,258,464
BHP Billiton plc	260,068	3,984,427
Challenger Ltd.	34,434	353,138
CIMIC Group Ltd.	9,795	292,262
Cochlear Ltd.	4,247	507,250
CSL Ltd.	1,707	181,163
Dexus, REIT	44,703	325,464
Domino’s Pizza Enterprises Ltd.	3,490	139,655
Fortescue Metals Group Ltd.	218,561	874,920
Goodman Group, REIT	54,968	332,215
GPT Group (The), REIT	39,907	146,779
Harvey Norman Holdings Ltd. (a)	42,568	125,001
Incitec Pivot Ltd.	54,550	143,083
Insurance Australia Group Ltd.	33,454	174,350
Macquarie Group Ltd.	11,744	798,637
Medibank Pvt Ltd.	186,007	400,496
Mirvac Group, REIT	73,563	120,293
National Australia Bank Ltd.	91,312	2,077,207
Origin Energy Ltd. *	119,569	630,452
Qantas Airways Ltd.	57,558	252,999
Ramsay Health Care Ltd.	6,027	341,019
REA Group Ltd.	3,516	179,388
SEEK Ltd.	8,938	116,154
South32 Ltd.	475,467	979,227
Stockland, REIT	36,312	122,114
Suncorp Group Ltd.	11,430	130,188
Tabcorp Holdings Ltd.	62,963	211,460
Treasury Wine Estates Ltd.	109,832	1,110,615

		20,525,671

Austria - 0.8%
ANDRITZ AG	8,061	486,343
Erste Group Bank AG *	4,020	153,985
OMV AG	29,529	1,533,815
Raiffeisen Bank International AG *	29,632	747,959
voestalpine AG	5,354	249,549

		3,171,651

Belgium - 0.8%
Ageas	10,441	420,471
KBC Group NV	17,785	1,348,442
Solvay SA	5,383	722,459
Umicore SA	9,784	680,586

		3,171,958

Canada - 6.7%
Agnico Eagle Mines Ltd. (1)	3,059	137,947
Bank of Montreal (1)	21,080	1,547,839
Bank of Nova Scotia (The) (1)	33,248	2,000,059

INVESTMENTS	SHARES	VALUE ($)
Canada - 6.7% (continued)
Bombardier, Inc., Class B (1)*	255,969	465,829
CAE, Inc. (1)	10,652	183,666
Canadian Imperial Bank of Commerce (1)	6,185	502,650
Canadian National Railway Co. (1)	3,378	274,085
Canadian Natural Resources Ltd. (1)	22,793	657,707
Canadian Tire Corp. Ltd., Class A (1)	2,838	322,930
CCL Industries, Inc., Class B (1)	15,895	804,188
CGI Group, Inc., Class A (1)*	5,460	278,979
Constellation Software, Inc. (1)	520	272,034
Dollarama, Inc. (1)	8,606	822,308
Encana Corp. (1)	65,123	572,990
Finning International, Inc. (1)	11,582	227,031
Industrial Alliance Insurance & Financial Services, Inc. (1)	8,511	369,239
International Petroleum Corp. *	14,226	42,215
Manulife Financial Corp. (1)	91,751	1,719,977
Methanex Corp. (1)	6,919	305,454
National Bank of Canada (1)	13,240	556,738
Onex Corp. (1)	4,743	379,681
Open Text Corp. (1)	18,092	571,025
PrairieSky Royalty Ltd. (1)	9,983	227,327
Restaurant Brands International, Inc. (1)	28,055	1,755,385
Rogers Communications, Inc., Class B (1)	4,126	194,878
Royal Bank of Canada (1)	42,074	3,054,972
Saputo, Inc. (1)	7,854	249,828
Seven Generations Energy Ltd., Class A (1)*	15,591	267,024
SNC-Lavalin Group, Inc. (1)	9,274	400,982
Sun Life Financial, Inc. (1)	19,656	702,693
Suncor Energy, Inc. (1)	37,826	1,105,203
Teck Resources Ltd., Class B (1)	42,669	739,666
Thomson Reuters Corp. (1)	9,688	448,541
Toronto-Dominion Bank (The) (1)	45,258	2,280,699
TransCanada Corp. (1)	10,855	517,471
Turquoise Hill Resources Ltd. (1)*	52,331	139,221
West Fraser Timber Co. Ltd. (1)	2,500	118,330

		25,216,791

Chile - 0.1%
Antofagasta plc	16,513	172,280

China - 0.6%
BOC Hong Kong Holdings Ltd.	424,500	2,031,535
Yangzijiang Shipbuilding Holdings Ltd.	116,700	100,844

		2,132,379

Denmark - 1.5%
AP Moller - Maersk A/S, Class B	625	1,258,445
Danske Bank A/S	39,125	1,505,259
DSV A/S	12,376	760,185
Genmab A/S *	5,487	1,169,937
ISS A/S	6,056	237,887
Pandora A/S	1,610	150,253
Tryg A/S	15,092	330,048

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Denmark - 1.5% (continued)
Vestas Wind Systems A/S	2,226	205,610

		5,617,624

Finland - 1.1%
Metso OYJ	11,030	382,718
Neste OYJ	8,110	320,028
Nokian Renkaat OYJ	8,678	359,213
Orion OYJ, Class B	15,064	962,301
Stora Enso OYJ, Class R	38,239	494,127
UPM-Kymmene OYJ	46,133	1,315,469
Wartsila OYJ Abp	3,630	214,669

		4,048,525

France - 9.4%
Accor SA	3,636	170,562
Air Liquide SA	2,890	357,193
Airbus SE	20,862	1,721,647
AXA SA	23,258	636,882
BNP Paribas SA	58,630	4,220,934
Bouygues SA	5,122	215,791
Capgemini SE	10,168	1,050,380
Cie Generale des Etablissements Michelin	4,645	618,222
CNP Assurances	10,550	236,808
Credit Agricole SA	99,377	1,600,800
Danone SA	2,756	206,859
Dassault Systemes SE	13,270	1,190,198
Edenred	7,656	199,708
Essilor International SA	5,156	655,909
Hermes International	2,446	1,208,265
Ingenico Group SA	1,511	137,029
JCDecaux SA	3,627	118,917
Kering	4,497	1,531,282
Legrand SA	2,988	208,806
L’Oreal SA	2,566	535,048
LVMH Moet Hennessy Louis Vuitton SE	14,857	3,715,073
Natixis SA	48,210	323,620
Orange SA	33,131	527,277
Pernod Ricard SA	4,394	588,388
Peugeot SA	11,278	224,767
Safran SA	6,111	560,417
Sanofi	21,143	2,025,922
Schneider Electric SE *	10,401	799,312
SCOR SE	9,686	384,803
SEB SA	620	111,283
Societe BIC SA	1,113	132,159
Societe Generale SA	42,705	2,302,897
Sodexo SA	3,300	426,500
Thales SA	10,677	1,149,105
TOTAL SA	23,560	1,169,684
Valeo SA	12,850	864,534
Veolia Environnement SA	28,559	604,211
Vinci SA	27,859	2,376,414
Vivendi SA	30,525	679,715

		35,787,321

Germany - 9.4%
adidas AG	14,744	2,827,145
Allianz SE (Registered)	18,398	3,630,701
BASF SE	44,390	4,119,796

INVESTMENTS	SHARES	VALUE ($)
Germany - 9.4% (continued)
Bayer AG (Registered)	10,097	1,308,674
Brenntag AG	5,427	314,734
Continental AG	1,180	255,269
Covestro AG (b)	14,786	1,071,897
Deutsche Post AG (Registered)	45,480	1,707,240
Deutsche Wohnen AG	7,397	283,434
Fraport AG Frankfurt Airport Services Worldwide	1,332	117,872
Hannover Rueck SE	8,927	1,072,254
HeidelbergCement AG	8,763	849,475
HOCHTIEF AG	3,615	663,638
HUGO BOSS AG	3,429	240,381
Infineon Technologies AG	110,170	2,340,074
LANXESS AG	11,672	885,207
Merck KGaA	11,302	1,367,528
OSRAM Licht AG	3,010	240,264
RWE AG *	12,701	253,713
SAP SE	46,512	4,868,474
Siemens AG (Registered)	42,014	5,779,193
Symrise AG	3,278	232,575
thyssenkrupp AG	22,606	644,270
Volkswagen AG	1,099	170,692
Zalando SE *(b)	11,683	534,229

		35,778,729

Hong Kong - 3.4%
AIA Group Ltd.	90,200	659,936
ASM Pacific Technology Ltd.	36,900	497,882
Bank of East Asia Ltd. (The)	38,600	165,902
CLP Holdings Ltd.	56,000	592,163
Galaxy Entertainment Group Ltd.	223,000	1,353,455
Hang Lung Group Ltd.	26,000	107,578
Hang Lung Properties Ltd.	85,000	212,427
Hang Seng Bank Ltd.	22,600	472,796
Hong Kong & China Gas Co. Ltd.	77,749	146,221
Hysan Development Co. Ltd.	39,000	186,123
Kerry Properties Ltd.	31,000	105,257
Link REIT	135,500	1,030,754
MTR Corp. Ltd.	79,500	447,373
New World Development Co. Ltd.	435,000	551,403
NWS Holdings Ltd.	109,000	214,369
PCCW Ltd.	302,000	171,631
Power Assets Holdings Ltd.	29,500	260,396
Sands China Ltd.	209,600	959,452
Sino Land Co. Ltd.	134,000	219,543
SJM Holdings Ltd.	263,000	277,116
Sun Hung Kai Properties Ltd.	90,000	1,322,116
Techtronic Industries Co. Ltd.	70,500	323,947
WH Group Ltd. (b)	577,000	582,638
Wharf Holdings Ltd. (The)	122,000	1,009,512
Wheelock & Co. Ltd.	102,000	769,345
Yue Yuen Industrial Holdings Ltd.	44,000	182,490

		12,821,825

Italy - 1.0%
Atlantia SpA	12,192	342,954
Ferrari NV	16,542	1,423,458
Intesa Sanpaolo SpA	85,187	270,964
Leonardo SpA	22,539	375,269
Mediobanca SpA	59,329	586,944

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 1.0% (continued)
Prysmian SpA	23,402	690,208

		3,689,797

Japan - 21.0%
Aisin Seiki Co. Ltd.	8,900	457,519
Alps Electric Co. Ltd.	22,900	665,207
Amada Holdings Co. Ltd.	14,000	162,395
Asahi Glass Co. Ltd.	15,200	641,939
Asahi Kasei Corp.	73,000	787,547
Bandai Namco Holdings, Inc.	10,200	348,507
Bridgestone Corp.	2,600	112,402
Brother Industries Ltd.	31,100	720,370
Chiba Bank Ltd. (The)	55,000	400,258
Chugoku Bank Ltd. (The)	7,700	115,603
CYBERDYNE, Inc. *(a)	10,500	139,918
Daicel Corp.	9,900	123,738
Dai-ichi Life Holdings, Inc.	93,900	1,704,418
Daikin Industries Ltd.	13,300	1,364,474
Daito Trust Construction Co. Ltd.	1,900	296,012
DeNA Co. Ltd.	21,900	492,212
FamilyMart UNY Holdings Co. Ltd.	4,400	251,970
FANUC Corp.	4,200	812,892
Fast Retailing Co. Ltd.	600	200,655
Fuji Electric Co. Ltd.	61,000	322,645
Fujitsu Ltd.	154,000	1,139,025
Fukuoka Financial Group, Inc.	63,000	300,586
Hikari Tsushin, Inc.	3,600	379,281
Hisamitsu Pharmaceutical Co., Inc.	4,000	191,775
Hitachi Chemical Co. Ltd.	20,000	599,612
Hitachi Construction Machinery Co. Ltd.	20,700	520,732
Hitachi High-Technologies Corp.	9,200	358,275
Hitachi Ltd.	91,000	561,078
Hoshizaki Corp.	3,600	326,631
Hoya Corp.	3,000	156,184
Idemitsu Kosan Co. Ltd.	20,800	591,733
IHI Corp. *	100,000	341,738
Iida Group Holdings Co. Ltd.	6,600	110,164
Inpex Corp.	15,100	145,798
Isuzu Motors Ltd.	17,100	212,337
ITOCHU Corp.	12,000	178,667
JFE Holdings, Inc.	18,500	322,114
Kajima Corp.	52,000	439,484
Kaneka Corp.	21,000	160,722
Kansai Electric Power Co., Inc. (The)	20,500	282,683
Kansai Paint Co. Ltd.	16,700	385,540
Keihan Holdings Co. Ltd.	17,000	108,181
Keikyu Corp.	14,000	168,845
Keyence Corp.	5,280	2,324,403
Kirin Holdings Co. Ltd.	10,400	212,145
Koito Manufacturing Co. Ltd.	14,700	760,145
Komatsu Ltd.	59,100	1,516,946
Konami Holdings Corp.	14,800	823,853
Lion Corp.	28,100	582,847
M3, Inc.	8,200	226,208
Makita Corp.	10,800	399,968
McDonald’s Holdings Co. Japan Ltd.	4,500	172,627
Mebuki Financial Group, Inc.	60,700	226,638
Medipal Holdings Corp.	8,800	163,170

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.0% (continued)
MINEBEA MITSUMI, Inc.	47,600	769,785
MISUMI Group, Inc.	13,200	302,539
Mitsubishi Chemical Holdings Corp.	80,400	669,873
Mitsubishi Corp.	77,000	1,618,619
Mitsubishi Electric Corp.	68,800	995,027
Mitsubishi Gas Chemical Co., Inc.	40,600	862,320
Mitsubishi Motors Corp.	24,900	164,668
Mitsubishi UFJ Financial Group, Inc.	646,400	4,359,999
Mitsui & Co. Ltd.	63,300	906,192
Mitsui Chemicals, Inc.	53,000	282,245
Mitsui OSK Lines Ltd.	95,000	280,526
Mizuho Financial Group, Inc.	574,900	1,054,064
Nabtesco Corp.	9,600	279,975
NH Foods Ltd.	6,000	182,521
Nidec Corp.	12,700	1,304,798
Nintendo Co. Ltd.	7,700	2,577,896
Nippon Paint Holdings Co. Ltd.	20,600	783,722
Nissan Chemical Industries Ltd.	7,800	258,468
Nitori Holdings Co. Ltd.	6,900	923,656
Nitto Denko Corp.	10,200	842,330
Nomura Holdings, Inc.	238,600	1,438,864
Nomura Real Estate Master Fund, Inc., REIT	123	168,101
NSK Ltd.	51,900	653,098
Obayashi Corp.	13,900	163,772
Obic Co. Ltd.	2,200	135,467
Omron Corp.	9,000	391,765
Otsuka Holdings Co. Ltd.	23,000	981,991
Panasonic Corp.	11,500	156,690
Park24 Co. Ltd.	6,400	162,857
Pola Orbis Holdings, Inc.	4,800	126,992
Recruit Holdings Co. Ltd.	81,300	1,399,164
Resona Holdings, Inc.	202,700	1,119,677
Rohm Co. Ltd.	8,200	632,232
Sega Sammy Holdings, Inc.	23,200	312,787
Seiko Epson Corp.	23,200	517,648
Sekisui Chemical Co. Ltd.	14,600	261,974
Sharp Corp. *	302,000	1,119,428
Shimadzu Corp.	12,000	228,662
Shimamura Co. Ltd.	1,000	122,592
Shin-Etsu Chemical Co. Ltd.	27,100	2,466,449
Shinsei Bank Ltd.	121,000	211,963
Shionogi & Co. Ltd.	4,700	262,062
SMC Corp.	1,000	305,692
SoftBank Group Corp.	49,800	4,048,249
Sohgo Security Services Co. Ltd.	2,900	130,906
Sompo Holdings, Inc.	9,100	353,215
Sony Corp.	66,500	2,536,559
Sony Financial Holdings, Inc.	7,000	119,714
Stanley Electric Co. Ltd.	6,600	200,012
Start Today Co. Ltd.	29,200	719,625
Sumitomo Corp.	24,300	316,876
Sumitomo Dainippon Pharma Co. Ltd.	17,100	233,413
Sumitomo Electric Industries Ltd.	14,400	222,774
Sumitomo Heavy Industries Ltd.	94,000	623,749
Sumitomo Metal Mining Co. Ltd.	26,000	347,518
Sumitomo Mitsui Financial Group, Inc.	25,100	980,016

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.0% (continued)
Sundrug Co. Ltd.	4,400	164,130
Suzuki Motor Corp.	27,700	1,319,572
Sysmex Corp.	2,100	125,693
T&D Holdings, Inc.	63,400	969,522
Taiheiyo Cement Corp.	115,000	420,559
Taisei Corp.	23,000	210,371
Taisho Pharmaceutical Holdings Co. Ltd.	1,900	144,769
Terumo Corp.	6,500	256,483
THK Co. Ltd.	6,800	193,795
Toho Co. Ltd.	5,500	169,620
Toho Gas Co. Ltd.	31,000	225,805
Tokio Marine Holdings, Inc.	21,700	903,008
Tokyo Electron Ltd.	12,700	1,716,951
Toppan Printing Co. Ltd.	14,000	153,944
Toray Industries, Inc.	15,000	125,845
TOTO Ltd.	6,800	260,541
Toyoda Gosei Co. Ltd.	4,500	107,827
Toyota Tsusho Corp.	10,500	315,691
Trend Micro, Inc.	2,100	108,534
Tsuruha Holdings, Inc.	1,400	148,769
USS Co. Ltd.	6,400	127,559
Yamada Denki Co. Ltd.	24,800	123,307
Yamaha Corp.	14,700	508,899
Yamaha Motor Co. Ltd.	22,000	570,886
Yaskawa Electric Corp.	26,700	568,498
Yokogawa Electric Corp.	21,800	350,834

		79,394,004

Luxembourg - 0.6%
ArcelorMittal *	74,393	1,687,464
Tenaris SA	48,226	752,988

		2,440,452

Macau - 0.3%
MGM China Holdings Ltd.	192,800	428,752
Wynn Macau Ltd.	231,200	539,867

		968,619

Mexico - 0.2%
Fresnillo plc	39,935	774,130

Netherlands - 5.1%
ABN AMRO Group NV, CVA (b)	29,335	777,139
Altice NV, Class A *	61,553	1,418,144
ASML Holding NV	20,838	2,716,291
EXOR NV	14,025	761,038
ING Groep NV	234,881	4,054,697
Koninklijke DSM NV	11,800	858,244
Koninklijke Philips NV	43,029	1,531,776
NN Group NV	4,467	158,503
Randstad Holding NV	1,916	111,705
Royal Dutch Shell plc, Class B	245,701	6,596,191
Wolters Kluwer NV	11,451	484,297

		19,468,025

Norway - 0.6%
DNB ASA	81,209	1,382,566
Golar LNG Ltd. (3)(c)	2,009	40,908
Norsk Hydro ASA	163,934	907,212

		2,330,686

INVESTMENTS	SHARES	VALUE ($)
Portugal - 0.2%
Galp Energia SGPS SA	25,329	383,830
Jeronimo Martins SGPS SA	24,638	481,027

		864,857

Singapore - 0.9%
Ascendas REIT	142,500	270,002
CapitaLand Commercial Trust, REIT	140,800	169,694
CapitaLand Mall Trust, REIT	113,500	162,774
ComfortDelGro Corp. Ltd.	125,500	209,623
DBS Group Holdings Ltd.	75,800	1,140,849
Genting Singapore plc	347,400	273,705
Global Logistic Properties Ltd.	157,200	326,577
Jardine Cycle & Carriage Ltd.	6,800	218,937
Singapore Telecommunications Ltd.	68,400	193,167
United Overseas Bank Ltd.	17,700	297,159

		3,262,487

South Africa - 0.1%
Mondi plc	10,030	263,004

Spain - 3.8%
Aena SA (b)	6,255	1,221,441
Amadeus IT Group SA	12,772	763,456
Banco Bilbao Vizcaya Argentaria SA	167,015	1,391,227
Banco Santander SA	929,260	6,170,176
Bankinter SA	18,212	168,005
CaixaBank SA	399,320	1,908,900
Grifols SA	16,657	464,416
Industria de Diseno Textil SA	17,470	670,935
Mapfre SA	178,045	623,195
Repsol SA	65,175	999,203

		14,380,954

Sweden - 4.5%
Alfa Laval AB	5,499	112,551
Assa Abloy AB, Class B	9,640	212,480
Atlas Copco AB, Class A	57,969	2,229,012
Boliden AB	44,940	1,228,432
Hexagon AB, Class B	8,094	384,543
Husqvarna AB, Class B	39,551	393,145
Industrivarden AB, Class C	6,317	151,543
Investor AB, Class B	30,092	1,451,835
L E Lundbergforetagen AB, Class B	1,402	110,744
Lundin Petroleum AB *	29,584	570,201
Nordea Bank AB	189,217	2,409,949
Sandvik AB	102,707	1,617,043
Securitas AB, Class B	20,451	344,936
Skandinaviska Enskilda Banken AB, Class A	103,389	1,251,693
Skanska AB, Class B	7,187	170,662
Svenska Handelsbanken AB, Class A	68,973	987,840
Swedbank AB, Class A	67,168	1,639,293
Volvo AB, Class B	109,178	1,861,883

		17,127,785

Switzerland - 5.6%
ABB Ltd. (Registered)	112,678	2,796,793
Cie Financiere Richemont SA (Registered)	25,995	2,151,056
Coca-Cola HBC AG *	15,239	448,164
Dufry AG (Registered) *	2,553	418,974

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 5.6% (continued)
EMS-Chemie Holding AG (Registered)	901	665,307
Geberit AG (Registered)	1,637	764,414
Glencore plc *	723,610	2,711,532
Julius Baer Group Ltd. *	5,022	265,344
LafargeHolcim Ltd. (Registered) *	26,600	1,528,784
Lonza Group AG (Registered) *	3,593	778,302
Partners Group Holding AG	2,850	1,769,595
Schindler Holding AG	2,060	436,747
Sika AG	191	1,226,244
STMicroelectronics NV	80,448	1,156,804
Swatch Group AG (The)	997	368,755
Swiss Life Holding AG (Registered) *	1,339	452,946
Swiss Re AG	2,993	274,287
Wolseley plc	7,753	475,862
Zurich Insurance Group AG	8,211	2,396,372

		21,086,282

United Kingdom - 13.8%
3i Group plc	56,789	667,699
Admiral Group plc	13,052	340,590
Anglo American plc *	96,198	1,285,179
Ashtead Group plc	29,553	611,529
Associated British Foods plc	3,319	127,009
AstraZeneca plc	13,122	878,958
Auto Trader Group plc (b)	55,734	275,959
Aviva plc	36,331	249,208
BAE Systems plc	189,769	1,566,596
Barclays plc	381,169	1,008,106
BP plc	527,458	3,044,580
British American Tobacco plc	106,684	7,269,760
Bunzl plc	15,969	476,074
CNH Industrial NV	81,974	929,647
Compass Group plc	107,117	2,260,985
Croda International plc	4,629	234,424
DCC plc	1,961	178,586
Diageo plc	52,146	1,541,007
Direct Line Insurance Group plc	141,918	657,154
easyJet plc	16,101	285,231
Experian plc	48,579	996,979
Fiat Chrysler Automobiles NV *	117,836	1,244,887
GlaxoSmithKline plc	135,968	2,894,387
Hargreaves Lansdown plc	25,853	438,398
HSBC Holdings plc	929,409	8,626,744
Imperial Brands plc	6,839	307,325
Inmarsat plc	21,388	214,504
InterContinental Hotels Group plc	4,330	240,461
Intertek Group plc	14,454	794,034
ITV plc	218,085	516,222
Kingfisher plc	42,770	167,527
Legal & General Group plc	133,260	448,420
Merlin Entertainments plc (b)	36,725	229,894
National Grid plc	60,345	747,704
Old Mutual plc	78,992	199,287
Petrofac Ltd.	22,750	130,812
Provident Financial plc	3,835	121,633
Prudential plc	17,238	395,677
Randgold Resources Ltd.	2,675	237,368
Reckitt Benckiser Group plc	10,350	1,049,212

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 13.8% (continued)
Rio Tinto plc	59,677	2,527,430
Rolls-Royce Holdings plc *	13,134	152,336
Royal Mail plc	29,034	159,271
Sage Group plc (The)	75,004	672,107
Schroders plc	3,675	148,602
Severn Trent plc	5,220	148,396
Smith & Nephew plc	18,671	322,420
St James’s Place plc	20,354	313,727
Standard Chartered plc *	173,064	1,752,829
Vodafone Group plc	246,481	699,995
Weir Group plc (The)	16,675	376,352
Whitbread plc	7,536	389,456
WPP plc	37,717	794,195

		52,346,872

United States - 0.1%
QIAGEN NV *	16,306	542,562

Zambia - 0.1%
First Quantum Minerals Ltd. (1)	55,234	467,240

TOTAL COMMON STOCKS (Cost $318,422,066)		367,852,510

SHORT-TERM INVESTMENT - 2.0%

Investment Company - 2.0%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $7,466,500) (d)	7,467,247	7,466,500

SECURITIES LENDING COLLATERAL - 0.0% (e)

Investment Company - 0.0% (e)
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $130,832) (d)(f)	130,832	130,832

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (Cost $326,019,398)		375,449,842

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (g)		3,501,806

NET ASSETS - 100.0%		378,951,648

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$47,915,415	12.6%
Consumer Staples	16,166,255	4.3
Energy	20,300,159	5.4
Financials	104,756,688	27.5
Health Care	17,282,415	4.6
Industrials	64,020,664	16.9
Information Technology	31,488,145	8.3
Materials	46,807,467	12.4
Real Estate	8,237,517	2.2
Telecommunication Services	6,729,415	1.8
Utilities	4,148,370	1.1
Short-Term Investment	7,466,500	2.0
Securities Lending Collateral	130,832	0.0(e)

Total Investments In Securities At Value	375,449,842	99.1
Other Assets in Excess of Liabilities (g)	3,501,806	0.9

Net Assets	$378,951,648	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $124,410.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $4,693,197, which represents approximately 1.24% of net assets of the fund.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $40,908, which represents approximately 0.01% of net assets of the fund.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	Represents less than 0.05% of net assets.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SGPS - Sociedade Gestora de Participacões Sociais

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
78	BARC	E-Mini MSCI EAFE Index Futures	09/2017	$7,385,515	$7,369,440	$(16,075)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$295,759	$295,759

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Brazil - 10.1%
AES Tiete SA (1)	1,400	5,777
Banco Bradesco SA, ADR (1)*	11,988	101,898
Banco do Brasil SA (1)*	5,900	47,764
Banco Santander Brasil SA, ADR (1)	5,996	45,150
BB Seguridade Participacoes SA (1)	2,900	25,053
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros (1)*	9,400	55,641
BR Malls Participacoes SA (1)	3,220	11,605
Braskem SA (Preference), Class A (1)	2,600	26,935
CCR SA (1)	5,700	29,043
Centrais Eletricas Brasileiras SA (1)*	5,100	19,212
Cia Brasileira de Distribuicao, ADR (1)*(a)	605	11,828
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	1,948	18,545
Cia Energetica de Minas Gerais, ADR (1)	7,810	18,744
Cia Paranaense de Energia, ADR (1)	555	4,074
Cia Siderurgica Nacional SA (1)*	3,200	6,955
Cosan SA Industria e Comercio (1)	1,900	19,781
Duratex SA (1)	1,500	3,672
EDP - Energias do Brasil SA (1)*	3,300	14,065
Equatorial Energia SA (1)	2,300	37,768
Gerdau SA (Preference) (1)	10,300	32,023
Hypermarcas SA (1)	1,300	10,874
Itau Unibanco Holding SA, ADR (1)	12,749	140,876
Itausa - Investimentos Itau SA (Preference) (1)	14,000	38,118
Kroton Educacional SA (1)	2,800	12,542
Localiza Rent a Car SA (1)*	1,995	27,267
Lojas Americanas SA (Preference) (1)*	1,540	6,461
Lojas Renner SA (1)*	2,860	23,741
M Dias Branco SA (1)*	1,800	26,922
Multiplan Empreendimentos Imobiliarios SA (1)*	600	11,823
Petroleo Brasileiro SA (Preference) (1)*	29,600	111,059
Qualicorp SA (1)	3,400	29,608
Raia Drogasil SA (1)*	2,500	53,201
Rumo SA (1)*	7,100	18,495
Sul America SA (1)	4,997	26,773
Telefonica Brasil SA, ADR (1)	1,569	21,166
TIM Participacoes SA, ADR (1)	1,102	16,310
Ultrapar Participacoes SA (1)	300	7,090
Vale SA (Preference) (1)*	13,700	111,406
WEG SA (1)	2,300	12,302

		1,241,567

Chile - 1.7%
Banco de Chile, ADR (1)	185	14,417
Banco Santander Chile, ADR (1)	1,424	36,184
Cencosud SA (1)	6,142	16,349
Cia Cervecerias Unidas SA, ADR (1)	238	6,245
Embotelladora Andina SA (Preference), Class B (1)	2,599	11,016
Empresa Nacional de Telecomunicaciones SA (1)	487	5,295
Enel Americas SA, ADR (1)	2,820	26,593
Latam Airlines Group SA, ADR (1)	3,470	38,413

INVESTMENTS	SHARES	VALUE ($)
Chile - 1.7% (continued)
SACI Falabella (1)	852	6,978
Sociedad Quimica y Minera de Chile SA, ADR (1)	1,319	43,553

		205,043

China - 40.1%
AAC Technologies Holdings, Inc.	7,000	87,438
Agricultural Bank of China Ltd., Class H *	651,000	307,675
Air China Ltd., Class H	14,000	14,430
Aluminum Corp. of China Ltd., Class H *	60,000	30,720
Anhui Conch Cement Co. Ltd., Class H	14,000	48,655
ANTA Sports Products Ltd.	9,000	29,733
Bank of China Ltd., Class H *	410,000	201,050
Bank of Communications Co. Ltd., Class H	144,000	101,588
Beijing Capital International Airport Co. Ltd., Class H	6,000	8,451
Beijing Enterprises Water Group Ltd.	40,000	31,041
Brilliance China Automotive Holdings Ltd.	28,000	50,997
BYD Co. Ltd., Class H	1,000	6,136
China Cinda Asset Management Co. Ltd., Class H	95,000	35,406
China Coal Energy Co. Ltd., Class H	15,000	7,262
China Communications Construction Co. Ltd., Class H	13,000	16,745
China Communications Services Corp. Ltd., Class H	28,000	16,129
China Construction Bank Corp., Class H	529,000	411,375
China Everbright International Ltd.	15,000	18,708
China Evergrande Group *(a)	25,000	44,850
China Galaxy Securities Co. Ltd., Class H	18,000	16,135
China Huarong Asset Management Co. Ltd., Class H (a)(b)	43,000	16,677
China Jinmao Holdings Group Ltd.	12,000	4,945
China Life Insurance Co. Ltd., Class H	83,000	253,653
China Medical System Holdings Ltd.	12,000	20,749
China Mengniu Dairy Co. Ltd. *	11,000	21,568
China Merchants Bank Co. Ltd., Class H	51,000	153,682
China National Building Material Co. Ltd., Class H	24,000	14,254
China Petroleum & Chemical Corp., Class H	124,000	97,092
China Railway Construction Corp. Ltd., Class H	18,500	24,117
China Railway Group Ltd., Class H	28,000	22,053
China Resources Beer Holdings Co. Ltd.	16,000	40,351
China Resources Gas Group Ltd.	4,000	13,642
China Resources Land Ltd.	4,000	11,653
China Shenhua Energy Co. Ltd., Class H	55,500	123,480
China Vanke Co. Ltd., Class H *	5,900	16,689
Chongqing Rural Commercial Bank Co. Ltd., Class H	24,000	16,186
CITIC Securities Co. Ltd., Class H	4,000	8,273
Country Garden Holdings Co. Ltd.	76,000	88,158
CSPC Pharmaceutical Group Ltd.	26,000	37,976
Dongfeng Motor Group Co. Ltd., Class H	4,000	4,727
Far East Horizon Ltd.	24,000	20,937
Fuyao Glass Industry Group Co. Ltd., Class H (b)	8,400	32,156

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
China - 40.1% (continued)
Geely Automobile Holdings Ltd.	55,000	118,541
GF Securities Co. Ltd., Class H	4,400	8,843
Great Wall Motor Co. Ltd., Class H	44,000	54,302
Guangdong Investment Ltd.	4,000	5,513
Guangzhou Automobile Group Co. Ltd., Class H	30,000	52,617
Guangzhou R&F Properties Co. Ltd., Class H	17,200	26,747
Haitian International Holdings Ltd.	8,000	22,421
Haitong Securities Co. Ltd., Class H	16,400	26,515
Hanergy Thin Film Power Group Ltd. (3)*(c)	86,000	—
Huatai Securities Co. Ltd., Class H *(b)	4,000	7,687
Industrial & Commercial Bank of China Ltd., Class H *	774,000	522,359
Jiangsu Expressway Co. Ltd., Class H	6,000	8,465
Jiangxi Copper Co. Ltd., Class H	13,000	21,334
Kingsoft Corp. Ltd.	2,000	5,206
Longfor Properties Co. Ltd.	11,500	24,696
New China Life Insurance Co. Ltd., Class H	12,800	65,124
Ping An Insurance Group Co. of China Ltd., Class H	30,500	200,916
Semiconductor Manufacturing International Corp. *	3,500	4,054
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H *	8,000	31,010
Shanghai Industrial Holdings Ltd.	9,000	26,624
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	10,500	31,272
Shenzhou International Group Holdings Ltd.	5,000	32,877
Sinopec Engineering Group Co. Ltd., Class H	7,500	6,757
Sinopec Shanghai Petrochemical Co. Ltd., Class H	52,000	27,827
SOHO China Ltd. *	20,500	10,113
Sunac China Holdings Ltd. (a)	18,000	37,604
Sunny Optical Technology Group Co. Ltd.	5,000	44,775
Tencent Holdings Ltd.	23,800	853,824
TravelSky Technology Ltd., Class H	15,000	44,183
Weichai Power Co. Ltd., Class H	34,000	29,712
Yanzhou Coal Mining Co. Ltd., Class H *	26,000	23,307
Zhejiang Expressway Co. Ltd., Class H	8,000	10,450
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,000	4,905
ZTE Corp., Class H *	3,400	8,110

		4,926,232

Hong Kong - 0.9%
Fullshare Holdings Ltd. *(a)	52,500	20,958
Haier Electronics Group Co. Ltd. *	7,000	18,199
Nine Dragons Paper Holdings Ltd.	28,000	37,287
Shimao Property Holdings Ltd.	6,000	10,262
Sino Biopharmaceutical Ltd.	6,000	5,306
Sun Art Retail Group Ltd.	21,000	16,716

		108,728

INVESTMENTS	SHARES	VALUE ($)
Hungary - 1.1%
MOL Hungarian Oil & Gas plc	604	47,439
OTP Bank plc	1,704	57,032
Richter Gedeon Nyrt	1,001	26,170

		130,641

India - 2.4%
Axis Bank Ltd., GDR	472	18,800
ICICI Bank Ltd., ADR (1)	1,694	15,195
Larsen & Toubro Ltd., GDR	2,119	54,698
Reliance Industries Ltd., GDR *(b)	2,375	100,640
State Bank of India, GDR	1,751	74,442
Tata Motors Ltd., ADR (1)	802	26,474

		290,249

Indonesia - 3.0%
Adaro Energy Tbk. PT	240,600	28,465
Astra International Tbk. PT	87,400	58,558
Bank Central Asia Tbk. PT	35,000	47,734
Bank Danamon Indonesia Tbk. PT	36,900	14,131
Bank Negara Indonesia Persero Tbk. PT	44,000	21,635
Bank Rakyat Indonesia Persero Tbk. PT	28,500	32,520
Indofood CBP Sukses Makmur Tbk. PT	11,300	7,467
Indofood Sukses Makmur Tbk. PT	5,600	3,616
Pakuwon Jati Tbk. PT	258,000	11,895
Telekomunikasi Indonesia Persero Tbk. PT	264,500	89,822
Unilever Indonesia Tbk. PT	2,100	7,683
United Tractors Tbk. PT	17,800	36,636
Waskita Karya Persero Tbk. PT	51,500	8,949

		369,111

Malaysia - 0.8%
AirAsia Bhd.	47,800	36,187
Dialog Group Bhd.	9,500	4,249
Felda Global Ventures Holdings Bhd.	22,000	8,770
Genting Malaysia Bhd.	25,500	32,668
HAP Seng Consolidated Bhd.	7,600	16,353

		98,227

Mexico - 2.3%
America Movil SAB de CV, Class L, ADR (1)	2,254	35,884
Cemex SAB de CV, ADR (1)*	6,953	65,497
Grupo Aeroportuario del Pacifico SAB de CV, Class B (1)	2,100	23,650
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	139	29,246
Grupo Financiero Banorte SAB de CV, Class O (1)	2,600	16,531
Grupo Mexico SAB de CV, Series B (1)	21,200	59,656
Industrias Penoles SAB de CV (1)	630	14,216
Infraestructura Energetica Nova SAB de CV (1)	2,300	12,261
Mexichem SAB de CV (1)	8,100	21,744

		278,685

Peru - 1.3%
Cia de Minas Buenaventura SAA, ADR (1)	1,145	13,167
Credicorp Ltd. (1)	248	44,489
Southern Copper Corp. (1)	2,938	101,743

		159,399

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Poland - 2.6%
Alior Bank SA *	330	5,497
Bank Millennium SA *	2,095	4,212
Bank Zachodni WBK SA	172	15,880
CCC SA	445	27,001
Grupa Lotos SA *	1,632	22,470
Jastrzebska Spolka Weglowa SA *	1,508	30,102
KGHM Polska Miedz SA	1,465	43,698
mBank SA *	70	8,727
Polski Koncern Naftowy ORLEN SA	1,477	44,614
Polskie Gornictwo Naftowe i Gazownictwo SA	11,920	20,336
Powszechna Kasa Oszczednosci Bank Polski SA *	3,188	29,640
Powszechny Zaklad Ubezpieczen SA	3,406	40,980
Synthos SA	17,755	23,232
Tauron Polska Energia SA *	11,086	10,711

		327,100

Russia - 0.6%
MMC Norilsk Nickel PJSC, ADR	265	3,654
Mobile TeleSystems PJSC, ADR (1)	1,598	13,391
PhosAgro PJSC, GDR	631	8,374
Severstal PJSC, GDR	2,682	35,158
Sistema PJSC FC, GDR	792	3,313
Tatneft PJSC, ADR	326	12,291

		76,181

South Africa - 2.5%
Bidvest Group Ltd. (The)	2,733	32,912
Capitec Bank Holdings Ltd.	452	28,676
Exxaro Resources Ltd.	2,579	18,323
Foschini Group Ltd. (The)	436	4,575
Hyprop Investments Ltd., REIT	481	4,292
Imperial Holdings Ltd.	960	11,787
Mondi Ltd.	137	3,548
Naspers Ltd., Class N	56	11,028
Nedbank Group Ltd.	1,382	22,067
PSG Group Ltd.	1,297	23,790
Sappi Ltd.	4,065	27,052
Shoprite Holdings Ltd.	1,345	20,509
Standard Bank Group Ltd.	4,663	51,352
Steinhoff International Holdings NV	1,552	7,952
Telkom SA SOC Ltd.	3,589	16,883
Tiger Brands Ltd.	779	21,902
Tsogo Sun Holdings Ltd.	3,183	5,454

		312,102

South Korea - 12.0%
Amorepacific Corp.	16	4,249
Celltrion, Inc. *	262	26,348
CJ Corp.	22	3,644
CJ E&M Corp.	62	4,110
Coway Co. Ltd.	47	4,271
Daelim Industrial Co. Ltd.	60	4,669
Dongbu Insurance Co. Ltd.	98	5,824
E-MART, Inc.	36	7,376
GS Engineering & Construction Corp. *	141	3,755
GS Holdings Corp.	197	11,742
Hana Financial Group, Inc.	1,237	48,852

INVESTMENTS	SHARES	VALUE ($)
South Korea - 12.0% (continued)
Hankook Tire Co. Ltd.	125	6,948
Hanwha Chemical Corp.	459	12,112
Hanwha Techwin Co. Ltd. *	140	5,443
Hyosung Corp.	150	21,966
Hyundai Construction Equipment Co. Ltd. *	13	3,909
Hyundai Development Co.-Engineering & Construction	177	7,270
Hyundai Electric & Energy System Co. Ltd. *	13	3,539
Hyundai Engineering & Construction Co. Ltd.	158	6,365
Hyundai Heavy Industries Co. Ltd. *	206	31,850
Hyundai Marine & Fire Insurance Co. Ltd.	303	10,422
Hyundai Robotics Co. Ltd. *	43	14,526
Hyundai Steel Co.	96	5,214
KB Financial Group, Inc.	1,256	63,416
Korea Aerospace Industries Ltd.	162	8,067
Korea Gas Corp. *	139	6,465
Kumho Petrochemical Co. Ltd.	107	6,885
LG Display Co. Ltd.	508	16,430
LG Electronics, Inc.	92	6,454
LG Innotek Co. Ltd.	78	11,253
LG Uplus Corp.	737	10,051
Lotte Chemical Corp.	68	20,466
NAVER Corp.	70	51,312
NCSoft Corp.	50	16,585
NH Investment & Securities Co. Ltd.	1,221	15,842
POSCO	322	80,658
Samsung Card Co. Ltd.	169	5,774
Samsung Electro-Mechanics Co. Ltd.	96	8,570
Samsung Electronics Co. Ltd.	323	672,751
Samsung Life Insurance Co. Ltd.	38	3,885
Samsung SDI Co. Ltd.	120	18,015
Shinhan Financial Group Co. Ltd.	210	9,061
SK Holdings Co. Ltd.	39	9,480
SK Hynix, Inc.	2,190	128,947
SK Innovation Co. Ltd.	135	18,697
S-Oil Corp.	144	11,931
Woori Bank	1,538	24,775

		1,480,174

Taiwan - 10.5%
Acer, Inc. *	12,000	6,286
Advantech Co. Ltd.	1,317	9,323
AU Optronics Corp.	61,000	27,843
Catcher Technology Co. Ltd.	2,000	23,837
Cathay Financial Holding Co. Ltd. *	52,600	86,581
Chailease Holding Co. Ltd.	15,960	44,458
China Life Insurance Co. Ltd.	41,512	41,383
China Steel Corp.	30,000	24,395
Chunghwa Telecom Co. Ltd.	7,000	24,832
CTBC Financial Holding Co. Ltd. *	15,832	10,377
Delta Electronics, Inc.	1,000	5,470
E.Sun Financial Holding Co. Ltd.	15,448	9,493
Eclat Textile Co. Ltd.	1,040	12,653
First Financial Holding Co. Ltd.	26,198	17,518
Formosa Chemicals & Fibre Corp.	14,000	43,921
Formosa Petrochemical Corp.	13,000	44,835

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 10.5% (continued)
Formosa Plastics Corp.	17,000	51,792
Foxconn Technology Co. Ltd.	5,000	15,080
Fubon Financial Holding Co. Ltd. *	50,000	79,566
Highwealth Construction Corp. *	8,800	14,566
Hiwin Technologies Corp.	2,000	13,491
Hon Hai Precision Industry Co. Ltd.	34,441	132,391
Innolux Corp.	23,000	12,009
Inventec Corp.	8,000	6,516
Lite-On Technology Corp.	11,034	18,111
Micro-Star International Co. Ltd. *	7,000	16,248
Nanya Technology Corp.	8,000	14,392
Pegatron Corp.	6,000	18,769
Pou Chen Corp.	7,000	9,680
Powertech Technology, Inc. *	8,000	24,678
President Chain Store Corp.	1,000	8,985
Quanta Computer, Inc.	8,000	18,924
Realtek Semiconductor Corp.	2,000	7,194
Shin Kong Financial Holding Co. Ltd.	106,000	28,195
Standard Foods Corp.	2,440	6,552
Taiwan Mobile Co. Ltd. *	5,000	18,821
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	7,701	269,227
Uni-President Enterprises Corp.	7,000	14,030
Vanguard International Semiconductor Corp. *	2,000	3,943
Wistron Corp.	24,000	24,396
WPG Holdings Ltd.	6,000	8,004
Yuanta Financial Holding Co. Ltd.	42,000	18,505

		1,287,270

Thailand - 4.6%
Airports of Thailand PCL, NVDR	25,200	35,013
Bangkok Expressway & Metro PCL, NVDR	118,600	25,994
Banpu PCL, NVDR	44,100	21,534
Berli Jucker PCL, NVDR	10,300	14,463
Bumrungrad Hospital PCL, NVDR	900	4,542
Central Pattana PCL, NVDR	13,200	26,889
Charoen Pokphand Foods PCL, NVDR	24,100	17,584
CP ALL PCL, NVDR	31,200	57,598
Electricity Generating PCL, NVDR	600	3,779
Energy Absolute PCL, NVDR	6,000	6,089
Home Product Center PCL, NVDR	37,400	10,561
Indorama Ventures PCL, NVDR	24,000	26,829
IRPC PCL, NVDR	162,600	25,585
Kasikornbank PCL, NVDR	4,000	23,352
KCE Electronics PCL, NVDR	3,400	10,851
Krung Thai Bank PCL, NVDR	10,300	5,696
Minor International PCL, NVDR	3,660	4,333
PTT Exploration & Production PCL, NVDR	9,800	24,854
PTT Global Chemical PCL, NVDR	17,400	35,065
PTT PCL, NVDR	8,000	87,061
Robinson PCL, NVDR	4,900	8,396
Siam Cement PCL (The), NVDR	4,050	60,066
Siam Commercial Bank PCL (The), NVDR	3,000	13,716
Thai Oil PCL, NVDR	8,100	18,829

		568,679

Turkey - 0.4%
Arcelik A/S	897	6,642
Eregli Demir ve Celik Fabrikalari TAS	13,786	27,616
Petkim Petrokimya Holding A/S	3,034	5,226

INVESTMENTS	SHARES	VALUE ($)
Turkey - 0.4% (continued)
Tofas Turk Otomobil Fabrikasi A/S	430	3,532
Tupras Turkiye Petrol Rafinerileri A/S	132	3,798
Turkiye Sise ve Cam Fabrikalari A/S	6,403	8,371

		55,185

TOTAL COMMON STOCKS (Cost $9,768,210)		11,914,573

EXCHANGE TRADED FUND - 1.9%

United States - 1.9%
iShares MSCI Emerging Markets Fund
(Cost $204,419) (1)	5,531	228,928

SHORT-TERM INVESTMENT - 1.4%

Investment Company - 1.4%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $169,584) (d)	169,601	169,584

SECURITIES LENDING COLLATERAL - 1.0%

Investment Company - 1.0%
Investments in a Pooled Account through Securities Lending Program with Citbank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $126,441) (d)(e)	126,441	126,441

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.2% (Cost $10,268,654)		12,439,526

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(144,383)

NET ASSETS - 100.0%		12,295,143

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$713,087	5.8%
Consumer Staples	390,520	3.2
Energy	999,489	8.1
Financials	4,274,901	34.8
Health Care	223,853	1.8
Industrials	726,675	5.9
Information Technology	2,659,471	21.6
Materials	1,277,676	10.4
Real Estate	377,745	3.1
Telecommunication Services	271,896	2.2
Utilities	228,188	1.9
Short-Term Investment	169,584	1.4
Securities Lending Collateral	126,441	1.0

Total Investments In Securities At Value	12,439,526	101.2
Liabilities in Excess of Other Assets	(144,383)	(1.2)

Net Assets	$12,295,143	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $118,783.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND

(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $157,160, which represents approximately 1.28% of net assets of the fund.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $0, which represents approximately 0.00% of net assets of the fund.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.3%

Aerospace & Defense - 3.7%
Boeing Co. (The)	721	142,578
BWX Technologies, Inc.	1,788	87,165
General Dynamics Corp.	5,655	1,120,255
Huntington Ingalls Industries, Inc.	1,500	279,240
Lockheed Martin Corp.	6,291	1,746,445
Northrop Grumman Corp.	5,646	1,449,385
Raytheon Co.	6,276	1,013,448
Textron, Inc.	2,100	98,910

		5,937,426

Air Freight & Logistics - 0.6%
FedEx Corp.	2,588	562,450
United Parcel Service, Inc., Class B	3,145	347,806

		910,256

Airlines - 1.0%
Alaska Air Group, Inc.	2,312	207,525
Delta Air Lines, Inc.	7,213	387,627
JetBlue Airways Corp. *	8,441	192,708
Southwest Airlines Co.	9,757	606,300
Spirit Airlines, Inc. *	1,036	53,509
United Continental Holdings, Inc. *	2,546	191,587

		1,639,256

Auto Components - 0.1%
Delphi Automotive plc	862	75,555
Goodyear Tire & Rubber Co. (The)	3,168	110,753

		186,308

Automobiles - 0.3%
Tesla, Inc. *	288	104,144
Thor Industries, Inc.	3,683	384,947

		489,091

Banks - 11.4%
Bank of America Corp.	167,338	4,059,620
Citigroup, Inc.	32,611	2,181,024
Citizens Financial Group, Inc.	46,858	1,671,894
Comerica, Inc.	9,741	713,431
Cullen/Frost Bankers, Inc.	673	63,201
Fifth Third Bancorp	12,279	318,763
First Republic Bank	4,040	404,404
Huntington Bancshares, Inc.	36,908	498,996
JPMorgan Chase & Co.	30,868	2,821,335
KeyCorp	40,665	762,062
Popular, Inc.	5,959	248,550
Regions Financial Corp.	125,883	1,842,927
Signature Bank *	1,700	244,001
SVB Financial Group *	1,998	351,228
TCF Financial Corp.	35,523	566,237
Western Alliance Bancorp *	7,022	345,482
Zions Bancorp	28,133	1,235,320

		18,328,475

Beverages - 1.3%
Constellation Brands, Inc., Class A	4,163	806,498
Dr Pepper Snapple Group, Inc.	5,100	464,661
Molson Coors Brewing Co., Class B	1,513	130,633

INVESTMENTS	SHARES	VALUE ($)
Beverages - 1.3% (continued)
Monster Beverage Corp. *	4,800	238,464
PepsiCo, Inc.	4,058	468,658

		2,108,914

Biotechnology - 1.1%
AbbVie, Inc.	2,036	147,630
ACADIA Pharmaceuticals, Inc. *	9,135	254,775
Amgen, Inc.	901	155,179
BioMarin Pharmaceutical, Inc. *	864	78,469
Celgene Corp. *	660	85,714
Incyte Corp. *	3,785	476,569
Regeneron Pharmaceuticals, Inc. *	635	311,874
Seattle Genetics, Inc. *	3,959	204,839
Vertex Pharmaceuticals, Inc. *	393	50,646

		1,765,695

Building Products - 0.6%
AO Smith Corp.	5,764	324,686
Fortune Brands Home & Security, Inc.	3,768	245,824
Lennox International, Inc.	462	84,842
Masco Corp.	4,334	165,602
USG Corp. *	3,769	109,377

		930,331

Capital Markets - 4.5%
BlackRock, Inc.	365	154,180
CBOE Holdings, Inc.	1,623	148,342
Charles Schwab Corp. (The)	19,657	844,465
CME Group, Inc.	4,272	535,025
E*TRADE Financial Corp. *	15,352	583,836
Goldman Sachs Group, Inc. (The)	6,013	1,334,285
Interactive Brokers Group, Inc., Class A	2,788	104,327
Intercontinental Exchange, Inc.	4,335	285,763
LPL Financial Holdings, Inc.	9,563	406,045
MarketAxess Holdings, Inc.	314	63,145
Moody’s Corp.	2,313	281,446
Morgan Stanley	36,913	1,644,843
Northern Trust Corp.	2,636	256,246
Raymond James Financial, Inc.	1,908	153,060
S&P Global, Inc.	2,820	411,692

		7,206,700

Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,700	243,202
Albemarle Corp.	1,374	145,012
Dow Chemical Co. (The)	2,240	141,277
Ecolab, Inc.	2,147	285,014
Platform Specialty Products Corp. *	22,444	284,590
PPG Industries, Inc.	3,826	420,707
Sherwin-Williams Co. (The)	961	337,272

		1,857,074

Communications Equipment - 1.8%
Arista Networks, Inc. *	3,977	595,715
Cisco Systems, Inc.	47,111	1,474,575
CommScope Holding Co., Inc. *	5,340	203,080
EchoStar Corp., Class A *	1,306	79,274
F5 Networks, Inc. *	1,500	190,590

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 1.8% (continued)
Juniper Networks, Inc.	7,300	203,524
Palo Alto Networks, Inc. *	1,100	147,191

		2,893,949

Construction & Engineering - 0.1%
Quanta Services, Inc. *	5,017	165,160

Construction Materials - 0.4%
Eagle Materials, Inc.	1,342	124,027
Martin Marietta Materials, Inc.	681	151,577
Vulcan Materials Co.	2,710	343,303

		618,907

Consumer Finance - 0.4%
Discover Financial Services	3,539	220,090
Navient Corp.	7,056	117,482
Santander Consumer USA Holdings, Inc. *	18,692	238,510
SLM Corp. *	7,967	91,621

		667,703

Containers & Packaging - 0.1%
Ball Corp.	2,800	118,188
Berry Global Group, Inc. *	1,537	87,624

		205,812

Distributors - 0.0% (a)
LKQ Corp. *	2,515	82,869

Diversified Consumer Services - 0.1%
ServiceMaster Global Holdings, Inc. *	2,514	98,524

Diversified Financial Services - 0.0% (a)
Berkshire Hathaway, Inc., Class B *	365	61,820

Diversified Telecommunication Services - 0.3%
AT&T, Inc.	10,871	410,163
Zayo Group Holdings, Inc. *	2,420	74,778

		484,941

Electric Utilities - 0.8%
American Electric Power Co., Inc.	3,727	258,915
Edison International	5,703	445,917
PG&E Corp.	4,449	295,280
Xcel Energy, Inc.	5,700	261,516

		1,261,628

Electrical Equipment - 0.5%
Acuity Brands, Inc.	600	121,968
Eaton Corp. plc	2,886	224,617
Rockwell Automation, Inc.	2,600	421,096

		767,681

Electronic Equipment, Instruments & Components - 0.5%
Cognex Corp.	3,523	299,103
Corning, Inc.	11,812	354,951
Dolby Laboratories, Inc., Class A	1,816	88,911

		742,965

Energy Equipment & Services - 0.6%
Halliburton Co.	1,100	46,981
Helmerich & Payne, Inc.	999	54,286

INVESTMENTS	SHARES	VALUE ($)
Energy Equipment & Services - 0.6% (continued)
Nabors Industries Ltd.	5,561	45,267
Patterson-UTI Energy, Inc.	12,486	252,092
RPC, Inc. (b)	9,564	193,288
Transocean Ltd. *	50,923	419,096

		1,011,010

Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	4,395	581,547
AvalonBay Communities, Inc.	3,937	756,573
Colony NorthStar, Inc., Class A	3,748	52,809
CyrusOne, Inc.	1,564	87,193
Digital Realty Trust, Inc.	4,081	460,949
Equinix, Inc.	463	198,701
Essex Property Trust, Inc.	1,200	308,724
Extra Space Storage, Inc.	1,500	117,000
Public Storage	1,980	412,889
Realty Income Corp.	1,500	82,770
UDR, Inc.	2,100	81,837

		3,140,992

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	1,999	319,700
Kroger Co. (The)	6,800	158,576
Sysco Corp.	1,418	71,368
Walgreens Boots Alliance, Inc.	1,551	121,459

		671,103

Food Products - 0.6%
Archer-Daniels-Midland Co.	2,109	87,270
Blue Buffalo Pet Products, Inc. *	3,011	68,681
Conagra Brands, Inc.	1,869	66,835
Mondelez International, Inc., Class A	5,871	253,569
Pilgrim’s Pride Corp. *	3,191	69,947
Pinnacle Foods, Inc.	1,572	93,377
Tyson Foods, Inc., Class A	5,589	350,039

		989,718

Health Care Equipment & Supplies - 2.4%
ABIOMED, Inc. *	413	59,183
Align Technology, Inc. *	2,008	301,441
Baxter International, Inc.	1,720	104,129
Becton Dickinson and Co.	1,193	232,766
Boston Scientific Corp. *	20,239	561,025
Danaher Corp.	5,772	487,099
DexCom, Inc. *	2,200	160,930
Edwards Lifesciences Corp. *	3,270	386,645
Hologic, Inc. *	1,943	88,173
IDEXX Laboratories, Inc. *	1,555	251,008
Intuitive Surgical, Inc. *	436	407,821
Medtronic plc	6,393	567,379
Stryker Corp.	1,316	182,635

		3,790,234

Health Care Providers & Services - 3.1%
Aetna, Inc.	5,446	826,866
AmerisourceBergen Corp.	1,061	100,296
Anthem, Inc.	3,564	670,495
Cardinal Health, Inc.	1,861	145,009
Centene Corp. *	3,293	263,045
HCA Healthcare, Inc. *	2,023	176,406

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 3.1% (continued)
Henry Schein, Inc. *	648	118,597
UnitedHealth Group, Inc.	14,744	2,733,833

		5,034,547

Health Care Technology - 0.2%
athenahealth, Inc. *	731	102,742
Veeva Systems, Inc., Class A *	3,215	197,112

		299,854

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	4,534	297,294
Domino’s Pizza, Inc.	432	91,381
International Game Technology plc	3,274	59,914
Las Vegas Sands Corp.	3,538	226,043
Marriott International, Inc., Class A	434	43,535
McDonald’s Corp.	3,466	530,853
MGM Resorts International	2,688	84,107
Starbucks Corp.	15,286	891,327
Wynn Resorts Ltd.	2,841	381,035
Yum Brands, Inc.	1,045	77,079

		2,682,568

Household Durables - 0.5%
Garmin Ltd.	2,624	133,903
Mohawk Industries, Inc. *	1,586	383,320
Whirlpool Corp.	1,142	218,830

		736,053

Household Products - 0.1%
Energizer Holdings, Inc.	994	47,732
Spectrum Brands Holdings, Inc.	901	112,661

		160,393

Industrial Conglomerates - 1.2%
3M Co.	5,664	1,179,188
General Electric Co.	1,692	45,701
Honeywell International, Inc.	5,345	712,435

		1,937,324

Insurance - 2.1%
American Financial Group, Inc.	1,717	170,618
Arch Capital Group Ltd. *	2,968	276,885
Axis Capital Holdings Ltd.	856	55,349
Chubb Ltd.	5,486	797,555
Everest Re Group Ltd.	999	254,335
Hartford Financial Services Group, Inc. (The)	3,282	172,535
Lincoln National Corp.	3,336	225,447
Markel Corp. *	231	225,423
Principal Financial Group, Inc.	1,500	96,105
Progressive Corp. (The)	5,576	245,846
Prudential Financial, Inc.	1,421	153,667
RenaissanceRe Holdings Ltd.	1,701	236,524
Travelers Cos., Inc. (The)	3,710	469,426
White Mountains Insurance Group Ltd.	100	86,863

		3,466,578

Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc. *	6,763	6,546,584
Expedia, Inc.	1,694	252,321

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 5.5% (continued)
Netflix, Inc. *	6,612	987,899
Priceline Group, Inc. (The) *	550	1,028,786

		8,815,590

Internet Software & Services - 4.4%
Akamai Technologies, Inc. *	1,700	84,677
Alphabet, Inc., Class A *	2,839	2,639,362
Altaba, Inc. *	9,727	529,927
Cars.com, Inc. *	964	25,671
CoStar Group, Inc. *	500	131,800
eBay, Inc. *	14,471	505,327
Facebook, Inc., Class A *	18,111	2,734,399
VeriSign, Inc. *(b)	576	53,545
Yelp, Inc. *	5,266	158,085
Zillow Group, Inc., Class C *	5,250	257,303

		7,120,096

IT Services - 3.5%
Accenture plc, Class A	7,969	985,606
Alliance Data Systems Corp.	634	162,741
Amdocs Ltd.	1,750	112,805
Automatic Data Processing, Inc.	3,680	377,053
Cognizant Technology Solutions Corp., Class A	4,940	328,016
DXC Technology Co.	7,944	609,464
Fiserv, Inc. *	3,342	408,860
FleetCor Technologies, Inc. *	1,395	201,173
Jack Henry & Associates, Inc.	1,350	140,225
Mastercard, Inc., Class A	5,803	704,774
PayPal Holdings, Inc. *	1,167	62,633
Square, Inc., Class A *	15,511	363,888
Total System Services, Inc.	2,043	119,005
Vantiv, Inc., Class A *	2,419	153,219
Visa, Inc., Class A	9,603	900,569

		5,630,031

Leisure Products - 0.1%
Brunswick Corp.	1,969	123,515

Life Sciences Tools & Services - 0.8%
Illumina, Inc. *	1,398	242,581
Quintiles IMS Holdings, Inc. *	1,288	115,276
Thermo Fisher Scientific, Inc.	5,346	932,717

		1,290,574

Machinery - 3.0%
Caterpillar, Inc.	7,666	823,788
Colfax Corp. *	2,368	93,228
Cummins, Inc.	1,475	239,275
Deere & Co.	1,901	234,945
Dover Corp.	2,493	199,989
Fortive Corp.	2,886	182,828
Illinois Tool Works, Inc.	4,089	585,749
Ingersoll-Rand plc	3,592	328,273
Middleby Corp. (The) *	1,800	218,718
Nordson Corp.	909	110,280
Oshkosh Corp.	6,874	473,481
Parker-Hannifin Corp.	1,500	239,730
Trinity Industries, Inc.	17,214	482,508

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 3.0% (continued)
WABCO Holdings, Inc. *	800	102,008
Wabtec Corp.	785	71,828
Xylem, Inc.	6,645	368,332

		4,754,960

Media - 2.2%
CBS Corp. (Non-Voting), Class B	2,587	164,999
Charter Communications, Inc., Class A *	3,732	1,257,124
Comcast Corp., Class A	35,898	1,397,150
DISH Network Corp., Class A *	3,014	189,159
Liberty Broadband Corp. *	1,573	136,458
Madison Square Garden Co. (The), Class A *	316	62,220
Sirius XM Holdings, Inc. (b)	30,863	168,821
TEGNA, Inc.	2,894	41,702
Walt Disney Co. (The)	595	63,219

		3,480,852

Metals & Mining - 0.9%
Freeport-McMoRan, Inc. *	27,642	331,981
Nucor Corp.	2,869	166,029
Royal Gold, Inc.	1,671	130,622
Steel Dynamics, Inc.	10,719	383,847
United States Steel Corp. (b)	16,830	372,616

		1,385,095

Multiline Retail - 0.2%
Dollar General Corp.	747	53,851
Dollar Tree, Inc. *	2,940	205,565

		259,416

Multi-Utilities - 0.4%
CMS Energy Corp.	2,100	97,125
Consolidated Edison, Inc.	2,370	191,543
DTE Energy Co.	3,287	347,732

		636,400

Oil, Gas & Consumable Fuels - 3.8%
Chesapeake Energy Corp. *(b)	29,158	144,915
Cimarex Energy Co.	437	41,082
CONSOL Energy, Inc. *	27,892	416,706
Continental Resources, Inc. *	9,290	300,346
Diamondback Energy, Inc. *	9,968	885,258
Energen Corp. *	5,342	263,735
Laredo Petroleum, Inc. *	34,309	360,931
Marathon Oil Corp.	25,308	299,900
Murphy Oil Corp.	9,164	234,873
Newfield Exploration Co. *	12,091	344,110
ONEOK, Inc.	7,041	367,259
Parsley Energy, Inc., Class A *	5,677	157,537
Phillips 66	2,902	239,966
Pioneer Natural Resources Co.	1,717	273,999
Rice Energy, Inc. *	19,345	515,157
SM Energy Co.	6,863	113,445
Targa Resources Corp.	2,006	90,671
Tesoro Corp.	2,388	223,517
Valero Energy Corp.	2,224	150,031
Williams Cos., Inc. (The)	11,085	335,654
WPX Energy, Inc. *	35,639	344,273

		6,103,365

INVESTMENTS	SHARES	VALUE ($)
Personal Products - 0.0% (a)
Nu Skin Enterprises, Inc., Class A	1,366	85,839

Pharmaceuticals - 1.2%
Bristol-Myers Squibb Co.	2,879	160,418
Eli Lilly & Co.	7,307	601,366
Johnson & Johnson	6,685	884,359
Zoetis, Inc.	5,446	339,721

		1,985,864

Professional Services - 0.1%
Equifax, Inc.	651	89,461
Verisk Analytics, Inc. *	906	76,439

		165,900

Road & Rail - 1.6%
Avis Budget Group, Inc. *	9,596	261,683
CSX Corp.	22,908	1,249,860
Genesee & Wyoming, Inc., Class A *	2,668	182,465
Norfolk Southern Corp.	2,500	304,250
Old Dominion Freight Line, Inc.	1,956	186,289
Union Pacific Corp.	3,526	384,017

		2,568,564

Semiconductors & Semiconductor Equipment - 6.5%
Analog Devices, Inc.	571	44,424
Applied Materials, Inc.	26,910	1,111,652
Broadcom Ltd.	7,175	1,672,134
Cypress Semiconductor Corp.	17,005	232,118
Intel Corp.	18,459	622,807
Lam Research Corp.	1,705	241,138
Marvell Technology Group Ltd.	6,200	102,424
Microchip Technology, Inc.	1,024	79,032
Micron Technology, Inc. *	40,540	1,210,524
NVIDIA Corp.	19,769	2,857,807
ON Semiconductor Corp. *	25,190	353,667
Qorvo, Inc. *	1,344	85,102
Skyworks Solutions, Inc.	3,805	365,090
Texas Instruments, Inc.	16,400	1,261,652
Xilinx, Inc.	2,840	182,669

		10,422,240

Software - 5.6%
Activision Blizzard, Inc.	14,761	849,791
Adobe Systems, Inc. *	8,999	1,272,819
Autodesk, Inc. *	1,500	151,230
CA, Inc.	2,700	93,069
CDK Global, Inc.	905	56,164
Electronic Arts, Inc. *	8,882	939,005
Intuit, Inc.	2,897	384,751
Microsoft Corp.	58,292	4,018,068
Red Hat, Inc. *	1,240	118,730
salesforce.com, Inc. *	3,329	288,291
ServiceNow, Inc. *	3,184	337,504
Splunk, Inc. *	1,137	64,684
SS&C Technologies Holdings, Inc.	2,522	96,870
Symantec Corp.	6,438	181,873
VMware, Inc., Class A *	1,966	171,887

		9,024,736

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 2.5%
Best Buy Co., Inc.	2,009	115,176
Burlington Stores, Inc. *	1,649	151,692
Home Depot, Inc. (The)	7,124	1,092,822
Lowe’s Cos., Inc.	5,887	456,419
O’Reilly Automotive, Inc. *	2,402	525,413
Ross Stores, Inc.	11,170	644,844
TJX Cos., Inc. (The)	6,879	496,457
Ulta Beauty, Inc. *	1,847	530,717

		4,013,540

Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	58,774	8,464,632
Hewlett Packard Enterprise Co.	34,192	567,245
HP, Inc.	25,956	453,711
NCR Corp. *	8,244	336,685
NetApp, Inc.	1,936	77,537
Western Digital Corp.	7,453	660,336
Xerox Corp.	2,958	84,983

		10,645,129

Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc.	3,600	83,376
NIKE, Inc., Class B	4,860	286,740

		370,116

Tobacco - 1.5%
Altria Group, Inc.	29,491	2,196,195
Philip Morris International, Inc.	1,375	161,493

		2,357,688

Trading Companies & Distributors - 0.4%
HD Supply Holdings, Inc. *	2,092	64,078
United Rentals, Inc. *	3,686	415,449
WESCO International, Inc. *	2,577	147,662

		627,189

Transportation Infrastructure - 0.0% (a)
Macquarie Infrastructure Corp.	800	62,720

Wireless Telecommunication Services - 0.8%
Sprint Corp. *	83,583	686,216
T-Mobile US, Inc. *	9,164	555,522

		1,241,738

TOTAL COMMON STOCKS (Cost $122,617,095)		156,503,016

SHORT-TERM INVESTMENT - 2.6%

Investment Company - 2.6%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $4,171,954) (2)(c)	4,172,371	4,171,954

INVESTMENTS	SHARES	VALUE ($)

SECURITIES LENDING COLLATERAL - 0.5%

Investment Company - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $803,667) (2)(c)(d)	803,667	803,667

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.4% (Cost $127,592,716)		161,478,637

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)% (e)		(578,300)

NET ASSETS - 100.0%		160,900,337

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$21,338,442	13.3%
Consumer Staples	6,373,655	4.0
Energy	7,114,375	4.4
Financials	29,731,277	18.5
Health Care	14,166,767	8.8
Industrials	20,466,765	12.7
Information Technology	46,479,146	28.9
Materials	4,066,889	2.5
Real Estate	3,140,992	1.9
Telecommunication Services	1,726,679	1.1
Utilities	1,898,029	1.2
Short-Term Investment	4,171,954	2.6
Securities Lending Collateral	803,667	0.5

Total Investments In Securities At Value	161,478,637	100.4
Liabilities in Excess of Other Assets (e)	(578,300)	(0.4)

Net Assets	$160,900,337	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $770,368.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
23	GSCO	S&P 500 E-Mini Futures	09/2017	$2,792,053	$2,784,035	$(8,018)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$152,923	$152,923

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.5%

Aerospace & Defense - 1.2%
AAR Corp.	688	23,915
Astronics Corp. *	515	15,692
Axon Enterprise, Inc. *(a)	1,981	49,802
Curtiss-Wright Corp.	1,230	112,889
Ducommun, Inc. *	1,446	45,665
Engility Holdings, Inc. *	1,335	37,914
KeyW Holding Corp. (The) *(a)	5,382	50,322
Kratos Defense & Security Solutions, Inc. *	6,325	75,078
Mercury Systems, Inc. *	1,769	74,457
National Presto Industries, Inc.	136	15,028
Vectrus, Inc. *	904	29,217

		529,979

Air Freight & Logistics - 0.8%
Air Transport Services Group, Inc. *	1,277	27,813
Atlas Air Worldwide Holdings, Inc. *	400	20,860
Echo Global Logistics, Inc. *	1,141	22,706
Hub Group, Inc., Class A *	400	15,340
Park-Ohio Holdings Corp.	324	12,344
XPO Logistics, Inc. *	3,993	258,068

		357,131

Airlines - 0.4%
Allegiant Travel Co.	284	38,510
Hawaiian Holdings, Inc. *	1,800	84,510
SkyWest, Inc.	1,418	49,772

		172,792

Auto Components - 1.2%
Cooper Tire & Rubber Co.	576	20,794
Cooper-Standard Holdings, Inc. *	845	85,235
Dorman Products, Inc. *	381	31,535
Fox Factory Holding Corp. *	779	27,732
Gentherm, Inc. *	1,057	41,012
Horizon Global Corp. *	2,230	32,023
LCI Industries	1,251	128,102
Modine Manufacturing Co. *	1,493	24,709
Motorcar Parts of America, Inc. *	1,306	36,881
Standard Motor Products, Inc.	641	33,473
Superior Industries International, Inc.	1,403	28,832
Tenneco, Inc.	373	21,571
Tower International, Inc.	753	16,905

		528,804

Banks - 12.8%
Allegiance Bancshares, Inc. *	1,709	65,455
Ameris Bancorp	2,179	105,028
Banc of California, Inc.	1,710	36,765
BancorpSouth, Inc.	670	20,435
Banner Corp.	455	25,712
Blue Hills Bancorp, Inc.	1,200	21,480
Boston Private Financial Holdings, Inc.	1,715	26,325
Carolina Financial Corp.	3,009	97,251
Cathay General Bancorp	853	32,371
CenterState Banks, Inc.	1,547	38,458
Central Pacific Financial Corp.	835	26,277
Central Valley Community Bancorp	2,448	54,248
Chemical Financial Corp.	1,196	57,898
Community Bank System, Inc.	367	20,468

INVESTMENTS	SHARES	VALUE ($)
Banks - 12.8% (continued)
ConnectOne Bancorp, Inc.	1,237	27,894
Customers Bancorp, Inc. *	1,988	56,221
CVB Financial Corp.	1,182	26,512
Eagle Bancorp, Inc. *	2,446	154,832
Enterprise Financial Services Corp.	1,531	62,465
Farmers Capital Bank Corp.	1,853	71,433
Farmers National Banc Corp.	4,402	63,829
FCB Financial Holdings, Inc., Class A *	2,637	125,917
Fidelity Southern Corp.	1,125	25,717
First BanCorp *	32,117	185,957
First Citizens BancShares, Inc., Class A	56	20,871
First Commonwealth Financial Corp.	1,437	18,221
First Financial Bankshares, Inc.	508	22,454
First Interstate BancSystem, Inc., Class A	3,394	126,257
First Merchants Corp.	1,507	60,491
Fulton Financial Corp.	3,338	63,422
Glacier Bancorp, Inc.	605	22,149
Great Western Bancorp, Inc.	5,043	205,805
Green Bancorp, Inc. *	4,394	85,244
Hancock Holding Co.	4,621	226,429
Hanmi Financial Corp.	1,562	44,439
Heartland Financial USA, Inc.	581	27,365
Hilltop Holdings, Inc.	3,684	96,558
Home BancShares, Inc.	5,212	129,779
Horizon Bancorp	742	19,552
IBERIABANK Corp.	1,464	119,316
Independent Bank Corp./MA	741	49,388
Independent Bank Corp./MI	4,596	99,963
Independent Bank Group, Inc.	2,211	131,554
International Bancshares Corp.	2,624	91,971
Lakeland Bancorp, Inc.	1,589	29,953
Lakeland Financial Corp.	1,783	81,804
LegacyTexas Financial Group, Inc.	3,872	147,639
MB Financial, Inc.	813	35,805
Mercantile Bank Corp.	568	17,881
National Bank Holdings Corp., Class A	1,332	44,103
National Commerce Corp. *	350	13,842
OFG Bancorp	9,020	90,200
Old National Bancorp	1,159	19,993
Old Second Bancorp, Inc.	3,326	38,415
Pacific Premier Bancorp, Inc. *	1,633	60,258
Peoples Bancorp, Inc.	732	23,519
People’s Utah Bancorp	1,275	34,170
Pinnacle Financial Partners, Inc.	1,180	74,104
Preferred Bank	1,321	70,634
Prosperity Bancshares, Inc.	2,341	150,386
QCR Holdings, Inc.	921	43,655
Renasant Corp.	1,210	52,925
Republic First Bancorp, Inc. *	10,891	100,742
Seacoast Banking Corp. of Florida *	1,856	44,730
ServisFirst Bancshares, Inc.	5,693	210,015
Simmons First National Corp., Class A	600	31,740
South State Corp.	674	57,762
Southside Bancshares, Inc.	1,148	40,111
State Bank Financial Corp.	672	18,225
Sterling Bancorp	4,841	112,553
Texas Capital Bancshares, Inc. *	3,800	294,120
Towne Bank	2,030	62,524
TriState Capital Holdings, Inc. *	1,846	46,519

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Banks - 12.8% (continued)
Triumph Bancorp, Inc. *	1,976	48,511
UMB Financial Corp.	272	20,362
Union Bankshares Corp.	387	13,119
United Community Banks, Inc.	3,443	95,715
Veritex Holdings, Inc. *	2,280	60,032
Webster Financial Corp.	1,242	64,857
WesBanco, Inc.	352	13,918
Wintrust Financial Corp.	655	50,068

		5,505,085

Beverages - 0.8%
Coca-Cola Bottling Co. Consolidated	293	67,059
Craft Brew Alliance, Inc. *	1,463	24,651
MGP Ingredients, Inc.	1,119	57,259
National Beverage Corp.	1,778	166,350
Primo Water Corp. *	1,330	16,891

		332,210

Biotechnology - 8.9%
Acceleron Pharma, Inc. *	538	16,350
Aimmune Therapeutics, Inc. *	1,096	22,534
Alder Biopharmaceuticals, Inc. *	741	8,484
Array BioPharma, Inc. *	11,605	97,134
Avexis, Inc. *	1,663	136,632
Axovant Sciences Ltd. *	619	14,355
BioCryst Pharmaceuticals, Inc. *	4,367	24,281
BioSpecifics Technologies Corp. *	296	14,655
Bluebird Bio, Inc. *	1,647	173,017
Blueprint Medicines Corp. *	2,518	127,587
Cara Therapeutics, Inc. *(a)	4,005	61,637
ChemoCentryx, Inc. *	2,016	18,870
Clovis Oncology, Inc. *	3,051	285,665
Coherus Biosciences, Inc. *	1,041	14,938
CTI BioPharma Corp. *	370	1,225
Cytokinetics, Inc. *	1,865	22,567
Eagle Pharmaceuticals, Inc. *(a)	1,177	92,854
Emergent BioSolutions, Inc. *	500	16,955
Esperion Therapeutics, Inc. *(a)	1,557	72,058
Exact Sciences Corp. *	7,463	263,966
Exelixis, Inc. *	16,992	418,513
Five Prime Therapeutics, Inc. *	1,435	43,208
Flexion Therapeutics, Inc. *(a)	1,781	36,012
Foundation Medicine, Inc. *(a)	947	37,643
Genomic Health, Inc. *	455	14,810
Global Blood Therapeutics, Inc. *(a)	832	22,755
Immunomedics, Inc. *(a)	6,329	55,885
Inovio Pharmaceuticals, Inc. *(a)	2,423	18,996
Insmed, Inc. *	1,405	24,110
Ironwood Pharmaceuticals, Inc. *	3,041	57,414
Kite Pharma, Inc. *	1,741	180,489
Lexicon Pharmaceuticals, Inc. *	3,291	54,137
Ligand Pharmaceuticals, Inc. *	449	54,509
Loxo Oncology, Inc. *	1,485	119,082
MiMedx Group, Inc. *	3,877	58,039
Minerva Neurosciences, Inc. *	3,724	32,957
Momenta Pharmaceuticals, Inc. *	1,455	24,590
Peregrine Pharmaceuticals, Inc. *	9,591	5,831
Portola Pharmaceuticals, Inc. *	764	42,914
Progenics Pharmaceuticals, Inc. *	4,404	29,903
Prothena Corp. plc (Ireland) *	651	35,232

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 8.9% (continued)
PTC Therapeutics, Inc. *	1,668	30,574
REGENXBIO, Inc. *	1,081	21,350
Repligen Corp. *	1,200	49,728
Retrophin, Inc. *	2,107	40,855
Sage Therapeutics, Inc. *	1,080	86,011
Sarepta Therapeutics, Inc. *	3,673	123,817
Spark Therapeutics, Inc. *	795	47,493
Stemline Therapeutics, Inc. *	1,747	16,072
Synergy Pharmaceuticals, Inc. *(a)	9,815	43,677
TESARO, Inc. *	2,831	395,944
TG Therapeutics, Inc. *	1,674	16,824
Vanda Pharmaceuticals, Inc. *	1,751	28,541
Versartis, Inc. *	943	16,455
Xencor, Inc. *	2,880	60,797

		3,830,931

Building Products - 1.7%
AAON, Inc.	1,050	38,693
Advanced Drainage Systems, Inc.	848	17,045
American Woodmark Corp. *	564	53,890
Apogee Enterprises, Inc.	791	44,960
Builders FirstSource, Inc. *	1,831	28,051
Continental Building Products, Inc. *	1,526	35,556
Gibraltar Industries, Inc. *	1,956	69,731
Insteel Industries, Inc.	1,596	52,620
Masonite International Corp. *	1,077	81,314
NCI Building Systems, Inc. *	1,241	20,725
Patrick Industries, Inc. *	2,206	160,707
Ply Gem Holdings, Inc. *	822	14,755
Trex Co., Inc. *	402	27,199
Universal Forest Products, Inc.	890	77,706

		722,952

Capital Markets - 0.7%
Arlington Asset Investment Corp., Class A	1,337	18,277
BGC Partners, Inc., Class A	6,967	88,063
Evercore Partners, Inc., Class A	367	25,873
Houlihan Lokey, Inc.	753	26,280
Investment Technology Group, Inc.	682	14,486
Moelis & Co., Class A	874	33,955
Piper Jaffray Cos.	675	40,466
PJT Partners, Inc., Class A	310	12,468
Stifel Financial Corp. *	478	21,978

		281,846

Chemicals - 3.0%
A Schulman, Inc.	500	16,000
Chemours Co. (The)	10,522	398,994
Ferro Corp. *	2,400	43,896
Flotek Industries, Inc. *(a)	1,626	14,536
FutureFuel Corp.	1,187	17,912
Innophos Holdings, Inc.	300	13,152
Innospec, Inc.	332	21,763
KMG Chemicals, Inc.	213	10,367
Koppers Holdings, Inc. *	549	19,846
Kraton Corp. *	946	32,580
Kronos Worldwide, Inc.	5,539	100,921
Minerals Technologies, Inc.	500	36,600
Olin Corp.	3,925	118,849
Rayonier Advanced Materials, Inc. (a)	1,897	29,821

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 3.0% (continued)
Sensient Technologies Corp.	1,100	88,583
Stepan Co.	220	19,171
Trinseo SA	3,066	210,634
Tronox Ltd., Class A	7,688	116,242

		1,309,867

Commercial Services & Supplies - 1.0%
ACCO Brands Corp. *	1,709	19,910
Aqua Metals, Inc. *(a)	4,049	50,815
Brady Corp., Class A	570	19,323
Brink’s Co. (The)	544	36,448
CECO Environmental Corp.	2,299	21,105
Deluxe Corp.	267	18,482
Healthcare Services Group, Inc.	976	45,706
HNI Corp.	700	27,909
Interface, Inc.	687	13,500
Kimball International, Inc., Class B	1,371	22,882
Mobile Mini, Inc.	427	12,746
Multi-Color Corp.	444	36,230
Quad/Graphics, Inc.	2,798	64,130
Steelcase, Inc., Class A	1,047	14,658
UniFirst Corp.	100	14,070
US Ecology, Inc.	349	17,624

		435,538

Communications Equipment - 2.7%
ADTRAN, Inc.	734	15,157
Applied Optoelectronics, Inc. *(a)	2,489	153,795
Ciena Corp. *	1,152	28,823
EMCORE Corp.	2,743	29,213
Extreme Networks, Inc. *	6,229	57,431
Finisar Corp. *	5,438	141,279
InterDigital, Inc.	800	61,840
Lumentum Holdings, Inc. *	4,208	240,067
NETGEAR, Inc. *	842	36,290
NetScout Systems, Inc. *	914	31,442
Oclaro, Inc. *(a)	14,028	131,022
Plantronics, Inc.	393	20,558
Ubiquiti Networks, Inc. *(a)	3,654	189,898
ViaSat, Inc. *	411	27,208
Viavi Solutions, Inc. *	1,891	19,912

		1,183,935

Construction & Engineering - 1.2%
Argan, Inc.	730	43,800
Comfort Systems USA, Inc.	1,346	49,937
Dycom Industries, Inc. *	1,182	105,813
Granite Construction, Inc.	465	22,432
HC2 Holdings, Inc. *	962	5,656
IES Holdings, Inc. *	1,238	22,470
MasTec, Inc. *	2,957	133,508
NV5 Global, Inc. *	1,032	43,860
Orion Group Holdings, Inc. *	2,870	21,439
Primoris Services Corp.	715	17,832
Tutor Perini Corp. *	1,919	55,171

		521,918

Construction Materials - 0.3%
US Concrete, Inc. *	1,539	120,888

INVESTMENTS	SHARES	VALUE ($)
Consumer Finance - 0.2%
Enova International, Inc. *	1,257	18,666
EZCORP, Inc., Class A *	5,444	41,919
Nelnet, Inc., Class A	400	18,804

		79,389

Containers & Packaging - 0.2%
Greif, Inc., Class A	1,591	88,746

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,645	54,384

Diversified Consumer Services - 1.2%
Adtalem Global Education, Inc.	539	20,455
Bright Horizons Family Solutions, Inc. *	2,500	193,025
Capella Education Co.	293	25,081
Career Education Corp. *	9,718	93,293
Carriage Services, Inc.	552	14,882
Chegg, Inc. *	4,010	49,283
Grand Canyon Education, Inc. *	761	59,670
K12, Inc. *	1,067	19,120
Weight Watchers International, Inc. *	1,329	44,415

		519,224

Diversified Telecommunication Services - 0.4%
Cogent Communications Holdings, Inc.	829	33,243
Consolidated Communications Holdings, Inc.	1,265	27,160
IDT Corp., Class B	1,371	19,701
Iridium Communications, Inc. *(a)	2,656	29,349
ORBCOMM, Inc. *	3,221	36,397
Vonage Holdings Corp. *	2,700	17,658

		163,508

Electric Utilities - 0.5%
ALLETE, Inc.	172	12,329
MGE Energy, Inc.	1,156	74,388
Otter Tail Corp.	739	29,264
PNM Resources, Inc.	535	20,464
Spark Energy, Inc., Class A	3,072	57,754

		194,199

Electrical Equipment - 0.2%
AZZ, Inc.	300	16,740
Energous Corp. *(a)	2,172	35,317
EnerSys	213	15,432
Generac Holdings, Inc. *	846	30,566

		98,055

Electronic Equipment, Instruments & Components - 3.8%
Badger Meter, Inc.	936	37,299
Belden, Inc.	377	28,437
Coherent, Inc. *	1,322	297,437
Control4 Corp. *	616	12,080
CTS Corp.	722	15,595
ePlus, Inc. *	775	57,427
Fabrinet (Thailand) *	3,118	133,014
II-VI, Inc. *	1,136	38,965
Insight Enterprises, Inc. *	700	27,993
Itron, Inc. *	641	43,428
Littelfuse, Inc.	761	125,565
Mesa Laboratories, Inc.	432	61,910

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 3.8% (continued)
Methode Electronics, Inc.	887	36,544
Novanta, Inc. *	358	12,888
OSI Systems, Inc. *	393	29,534
Plexus Corp. *	600	31,542
Rogers Corp. *	300	32,586
Sanmina Corp. *	1,891	72,047
SYNNEX Corp.	1,105	132,556
Tech Data Corp. *	1,035	104,535
TTM Technologies, Inc. *	4,038	70,100
Universal Display Corp.	2,132	232,921

		1,634,403

Energy Equipment & Services - 1.3%
Archrock, Inc.	5,634	64,228
Exterran Corp. *	941	25,125
Fairmount Santrol Holdings, Inc. *	10,956	42,728
Forum Energy Technologies, Inc. *	3,280	51,168
Geospace Technologies Corp. *	1,179	16,306
Helix Energy Solutions Group, Inc. *	4,035	22,757
McDermott International, Inc. *	9,798	70,252
Natural Gas Services Group, Inc. *	490	12,176
Pioneer Energy Services Corp. *	12,589	25,807
Unit Corp. *	4,190	78,479
US Silica Holdings, Inc.	3,781	134,188

		543,214

Equity Real Estate Investment Trusts (REITs) - 3.6%
Agree Realty Corp.	808	37,063
American Assets Trust, Inc.	830	32,694
Community Healthcare Trust, Inc.	554	14,177
CoreSite Realty Corp.	1,632	168,961
DuPont Fabros Technology, Inc.	3,130	191,431
EastGroup Properties, Inc.	161	13,492
GEO Group, Inc. (The)	803	23,745
Gladstone Commercial Corp.	2,247	48,962
Healthcare Realty Trust, Inc.	560	19,124
Hudson Pacific Properties, Inc.	2,411	82,432
Independence Realty Trust, Inc.	1,737	17,144
Mack-Cali Realty Corp.	963	26,136
Monmouth Real Estate Investment Corp.	2,217	33,366
National Storage Affiliates Trust	3,606	83,335
NexPoint Residential Trust, Inc.	2,537	63,146
Physicians Realty Trust	1,800	36,252
PS Business Parks, Inc.	1,123	148,674
QTS Realty Trust, Inc., Class A	1,262	66,040
Retail Opportunity Investments Corp.	1,898	36,423
Rexford Industrial Realty, Inc.	3,373	92,555
Ryman Hospitality Properties, Inc.	1,068	68,363
Sabra Health Care REIT, Inc.	554	13,351
Select Income REIT	515	12,375
STAG Industrial, Inc.	1,825	50,370
Summit Hotel Properties, Inc.	2,178	40,620
Terreno Realty Corp.	1,103	37,127
Tier REIT, Inc.	928	17,149
UMH Properties, Inc.	984	16,777
Universal Health Realty Income Trust	283	22,510
Washington REIT	838	26,732

		1,540,526

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - 0.1%
Ingles Markets, Inc., Class A	500	16,650
SpartanNash Co.	755	19,600

		36,250

Food Products - 1.3%
B&G Foods, Inc. (a)	1,382	49,199
Calavo Growers, Inc.	300	20,715
Cal-Maine Foods, Inc. *(a)	352	13,939
Fresh Del Monte Produce, Inc.	2,090	106,402
J&J Snack Foods Corp.	693	91,525
John B Sanfilippo & Son, Inc.	726	45,818
Lancaster Colony Corp.	812	99,567
Omega Protein Corp.	853	15,269
Sanderson Farms, Inc.	623	72,050
Snyder’s-Lance, Inc.	1,413	48,918

		563,402

Gas Utilities - 0.6%
Chesapeake Utilities Corp.	258	19,337
Northwest Natural Gas Co.	369	22,085
ONE Gas, Inc.	2,211	154,350
Southwest Gas Holdings, Inc.	889	64,950

		260,722

Health Care Equipment & Supplies - 3.6%
Abaxis, Inc.	457	24,230
Anika Therapeutics, Inc. *	794	39,176
AtriCure, Inc. *	800	19,400
AxoGen, Inc. *	2,660	44,555
Cantel Medical Corp.	1,202	93,648
Cardiovascular Systems, Inc. *	1,382	44,542
CONMED Corp.	500	25,470
GenMark Diagnostics, Inc. *	2,801	33,136
Glaukos Corp. *	1,789	74,190
Globus Medical, Inc., Class A *	1,441	47,769
ICU Medical, Inc. *	559	96,428
Inogen, Inc. *	1,479	141,126
Integra LifeSciences Holdings Corp. *	1,706	92,994
K2M Group Holdings, Inc. *	1,170	28,501
LeMaitre Vascular, Inc.	387	12,082
Masimo Corp. *	2,013	183,545
Merit Medical Systems, Inc. *	612	23,348
Natus Medical, Inc. *	1,478	55,129
Neogen Corp. *	480	33,173
Nevro Corp. *	1,863	138,663
NuVasive, Inc. *	1,022	78,612
NxStage Medical, Inc. *	1,351	33,870
Penumbra, Inc. *	1,111	97,490
Spectranetics Corp. (The) *	1,537	59,021
Wright Medical Group NV *	1,389	38,184

		1,558,282

Health Care Providers & Services - 1.8%
Aceto Corp.	1,044	16,130
Addus HomeCare Corp. *	1,246	46,351
Amedisys, Inc. *	745	46,794
AMN Healthcare Services, Inc. *	1,210	47,251
BioTelemetry, Inc. *	2,452	82,019
Chemed Corp.	500	102,265
CorVel Corp. *	404	19,170

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 1.8% (continued)
Cross Country Healthcare, Inc. *	1,400	18,074
Ensign Group, Inc. (The)	1,000	21,770
HealthEquity, Inc. *	2,544	126,768
LHC Group, Inc. *	287	19,484
PharMerica Corp. *	900	23,625
Providence Service Corp. (The) *	400	20,244
Select Medical Holdings Corp. *	2,344	35,980
Teladoc, Inc. *	1,143	39,662
Tivity Health, Inc. *	2,359	94,006
US Physical Therapy, Inc.	280	16,912

		776,505

Health Care Technology - 0.7%
Evolent Health, Inc., Class A *	3,747	94,986
HMS Holdings Corp. *	1,510	27,935
Medidata Solutions, Inc. *	1,289	100,800
Omnicell, Inc. *	1,035	44,609
Vocera Communications, Inc. *	901	23,804

		292,134

Hotels, Restaurants & Leisure - 2.4%
Boyd Gaming Corp.	617	15,308
Carrols Restaurant Group, Inc. *	1,505	18,436
Churchill Downs, Inc.	372	68,188
Chuy’s Holdings, Inc. *	1,281	29,975
ClubCorp Holdings, Inc.	992	12,995
Cracker Barrel Old Country Store, Inc. (a)	385	64,391
Dave & Buster’s Entertainment, Inc. *	1,657	110,207
Denny’s Corp. *	2,000	23,540
Eldorado Resorts, Inc. *	4,258	85,160
Intrawest Resorts Holdings, Inc. *	1,249	29,651
Jack in the Box, Inc.	1,015	99,978
Marriott Vacations Worldwide Corp.	710	83,603
Papa John’s International, Inc.	932	66,880
Penn National Gaming, Inc. *	999	21,379
Pinnacle Entertainment, Inc. *	604	11,935
Planet Fitness, Inc., Class A	1,383	32,279
Ruth’s Hospitality Group, Inc.	972	21,141
Scientific Games Corp., Class A *	3,666	95,683
Sonic Corp.	727	19,258
Texas Roadhouse, Inc.	2,000	101,900

		1,011,887

Household Durables - 1.2%
Cavco Industries, Inc. *	228	29,560
Helen of Troy Ltd. *	1,094	102,945
Hooker Furniture Corp.	465	19,135
Installed Building Products, Inc. *	1,874	99,228
iRobot Corp. *	659	55,448
La-Z-Boy, Inc.	722	23,465
LGI Homes, Inc. *(a)	2,476	99,486
NACCO Industries, Inc., Class A	210	14,879
TopBuild Corp. *	807	42,828
Universal Electronics, Inc. *	400	26,740

		513,714

Household Products - 0.3%
Central Garden & Pet Co., Class A *	2,551	76,581
WD-40 Co.	467	51,533

		128,114

INVESTMENTS	SHARES	VALUE ($)
Insurance - 2.1%
American Equity Investment Life Holding Co.	641	16,845
AMERISAFE, Inc.	907	51,654
Argo Group International Holdings Ltd.	1,756	106,414
CNO Financial Group, Inc.	725	15,138
Enstar Group Ltd. *	626	124,355
FBL Financial Group, Inc., Class A	241	14,822
Federated National Holding Co.	2,074	33,184
James River Group Holdings Ltd.	2,244	89,154
National General Holdings Corp.	1,414	29,835
Navigators Group, Inc. (The)	766	42,053
Primerica, Inc.	1,301	98,551
RLI Corp.	1,612	88,047
Selective Insurance Group, Inc.	415	20,771
Trupanion, Inc. *	1,445	32,339
United Fire Group, Inc.	1,284	56,573
United Insurance Holdings Corp.	2,600	40,898
Universal Insurance Holdings, Inc.	1,100	27,720

		888,353

Internet & Direct Marketing Retail - 0.6%
1-800-Flowers.com, Inc., Class A *	3,613	35,226
Duluth Holdings, Inc., Class B *(a)	1,404	25,567
Etsy, Inc. *	1,501	22,515
Nutrisystem, Inc.	1,800	93,690
Wayfair, Inc., Class A *	1,127	86,644

		263,642

Internet Software & Services - 3.7%
2U, Inc. *	2,833	132,924
Alarm.com Holdings, Inc. *	2,294	86,323
Amber Road, Inc. *	2,748	23,550
Appfolio, Inc., Class A *	407	13,268
Benefitfocus, Inc. *	592	21,519
Blucora, Inc. *	2,274	48,209
Carbonite, Inc. *	1,420	30,956
Cimpress NV (Netherlands) *	585	55,300
comScore, Inc. *	429	11,261
Cornerstone OnDemand, Inc. *	1,312	46,904
Five9, Inc. *	6,641	142,914
GrubHub, Inc. *	2,389	104,160
GTT Communications, Inc. *	1,035	32,758
j2 Global, Inc.	800	68,072
LogMeIn, Inc.	2,055	214,748
Meet Group, Inc. (The) *	7,172	36,219
MINDBODY, Inc., Class A *(a)	3,023	82,226
NIC, Inc.	611	11,579
Q2 Holdings, Inc. *	1,618	59,785
Quotient Technology, Inc. *	1,764	20,286
Shutterstock, Inc. *	1,016	44,785
SPS Commerce, Inc. *	593	37,810
Stamps.com, Inc. *	509	78,831
TrueCar, Inc. *	6,330	126,157
WebMD Health Corp. *	1,078	63,225

		1,593,769

IT Services - 1.3%
Acxiom Corp. *	580	15,068
Blackhawk Network Holdings, Inc. *	1,547	67,449
CACI International, Inc., Class A *	241	30,137

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 1.3% (continued)
Cardtronics plc, Class A *	701	23,035
Convergys Corp.	644	15,314
CSG Systems International, Inc.	958	38,876
EPAM Systems, Inc. *	1,305	109,737
ExlService Holdings, Inc. *	709	39,406
Hackett Group, Inc. (The)	955	14,803
MAXIMUS, Inc.	1,222	76,534
Perficient, Inc. *	927	17,279
Science Applications International Corp.	1,147	79,625
ServiceSource International, Inc. *	3,635	14,104
Sykes Enterprises, Inc. *	541	18,140
Virtusa Corp. *	479	14,083

		573,590

Leisure Products - 0.3%
American Outdoor Brands Corp. *	2,280	50,525
Nautilus, Inc. *	1,157	22,157
Sturm Ruger & Co., Inc.	583	36,233

		108,915

Life Sciences Tools & Services - 1.0%
Accelerate Diagnostics, Inc. *(a)	2,700	73,845
Cambrex Corp. *	1,200	71,700
INC Research Holdings, Inc., Class A *	1,348	78,858
NeoGenomics, Inc. *	2,416	21,647
PAREXEL International Corp. *	228	19,816
PRA Health Sciences, Inc. *	2,187	164,047

		429,913

Machinery - 3.6%
Alamo Group, Inc.	196	17,799
Albany International Corp., Class A	329	17,569
Astec Industries, Inc.	509	28,254
Briggs & Stratton Corp.	731	17,617
Chart Industries, Inc. *	674	23,408
CIRCOR International, Inc.	296	17,576
Columbus McKinnon Corp.	620	15,760
Douglas Dynamics, Inc.	969	31,880
Energy Recovery, Inc. *(a)	5,535	45,885
EnPro Industries, Inc.	400	28,548
Federal Signal Corp.	2,000	34,720
Global Brass & Copper Holdings, Inc.	3,107	94,919
Greenbrier Cos., Inc. (The)	726	33,577
Harsco Corp. *	4,007	64,513
Hyster-Yale Materials Handling, Inc.	348	24,447
John Bean Technologies Corp.	1,269	124,362
Kadant, Inc.	253	19,026
Kennametal, Inc.	2,398	89,733
Lydall, Inc. *	1,067	55,164
Manitowoc Co., Inc. (The) *	4,381	26,330
Meritor, Inc. *	3,406	56,574
Mueller Water Products, Inc., Class A	5,126	59,872
Navistar International Corp. *	3,702	97,103
NN, Inc.	927	25,446
RBC Bearings, Inc. *	181	18,418
Spartan Motors, Inc.	7,354	65,083
SPX Corp. *	4,273	107,509
Standex International Corp.	358	32,471
Supreme Industries, Inc., Class A	3,768	61,984
Tennant Co.	497	36,679

INVESTMENTS	SHARES	VALUE ($)
Machinery - 3.6% (continued)
Titan International, Inc.	7,037	84,514
Watts Water Technologies, Inc., Class A	425	26,860
Woodward, Inc.	689	46,563

		1,530,163

Marine - 0.1%
Scorpio Bulkers, Inc. *	4,339	30,807

Media - 0.5%
AMC Entertainment Holdings, Inc., Class A	2,173	49,436
Entravision Communications Corp., Class A	2,467	16,282
EW Scripps Co. (The), Class A *	1,235	21,995
Gray Television, Inc. *	2,135	29,249
IMAX Corp. *	509	11,198
Nexstar Media Group, Inc., Class A	356	21,289
Sinclair Broadcast Group, Inc., Class A	1,581	52,015
World Wrestling Entertainment, Inc., Class A	1,183	24,098

		225,562

Metals & Mining - 1.7%
AK Steel Holding Corp. *	16,002	105,133
Allegheny Technologies, Inc.	1,816	30,890
Century Aluminum Co. *	6,769	105,461
Cliffs Natural Resources, Inc. *	11,621	80,417
Gold Resource Corp.	5,315	21,685
Hecla Mining Co.	12,271	62,582
Kaiser Aluminum Corp.	680	60,194
Olympic Steel, Inc.	1,714	33,389
Ryerson Holding Corp. *	5,435	53,807
SunCoke Energy, Inc. *	3,986	43,447
TimkenSteel Corp. *	2,306	35,443
Worthington Industries, Inc.	1,849	92,857

		725,305

Multiline Retail - 0.2%
Big Lots, Inc. (a)	713	34,438
Ollie’s Bargain Outlet Holdings, Inc. *	1,308	55,721

		90,159

Multi-Utilities - 0.2%
Avista Corp.	1,753	74,432

Oil, Gas & Consumable Fuels - 1.3%
Abraxas Petroleum Corp. *	19,535	31,647
Bill Barrett Corp. *	3,994	12,262
Callon Petroleum Co. *	4,250	45,092
Contango Oil & Gas Co. *	2,459	16,328
Denbury Resources, Inc. *	14,578	22,304
Eclipse Resources Corp. *	23,591	67,470
EP Energy Corp., Class A *(a)	11,757	43,031
Evolution Petroleum Corp.	2,084	16,880
GasLog Ltd. (Monaco) (a)	1,757	26,794
Golar LNG Ltd. (Norway)	1,232	27,412
Green Plains, Inc.	616	12,659
Oasis Petroleum, Inc. *	3,041	24,480
Pacific Ethanol, Inc. *	900	5,625
REX American Resources Corp. *	300	28,968
Ring Energy, Inc. *	5,063	65,819
RSP Permian, Inc. *	1,194	38,530

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 1.3% (continued)
Sanchez Energy Corp. *(a)	5,289	37,975
SemGroup Corp., Class A	674	18,198
Ship Finance International Ltd. (Norway)	1,000	13,600
Westmoreland Coal Co. *	2,649	12,901

		567,975

Paper & Forest Products - 0.2%
Louisiana-Pacific Corp. *	2,967	71,534

Personal Products - 0.2%
Natural Health Trends Corp.	1,142	31,805
Revlon, Inc., Class A *	830	19,671
USANA Health Sciences, Inc. *	600	38,460

		89,936

Pharmaceuticals - 2.0%
Aclaris Therapeutics, Inc. *	763	20,692
Aerie Pharmaceuticals, Inc. *	2,934	154,182
Amphastar Pharmaceuticals, Inc. *	1,336	23,861
ANI Pharmaceuticals, Inc. *	400	18,720
Aratana Therapeutics, Inc. *	3,238	23,411
Catalent, Inc. *	560	19,656
Corcept Therapeutics, Inc. *	6,704	79,107
Dermira, Inc. *	1,305	38,028
Heska Corp. *	1,331	135,855
Medicines Co. (The) *	1,499	56,977
Nektar Therapeutics *	1,662	32,492
Omeros Corp. *(a)	1,286	25,598
Phibro Animal Health Corp., Class A	342	12,671
Prestige Brands Holdings, Inc. *	1,126	59,464
Supernus Pharmaceuticals, Inc. *	2,382	102,664
Teligent, Inc. *	3,732	34,148
TherapeuticsMD, Inc. *(a)	3,563	18,777
WaVe Life Sciences Ltd. *	735	13,671

		869,974

Professional Services - 0.5%
Exponent, Inc.	576	33,581
Insperity, Inc.	534	37,914
Korn/Ferry International	1,020	35,221
Mistras Group, Inc. *	764	16,785
On Assignment, Inc. *	635	34,385
WageWorks, Inc. *	817	54,902

		212,788

Real Estate Management & Development - 0.4%
HFF, Inc., Class A	1,079	37,517
Kennedy-Wilson Holdings, Inc.	1,000	19,050
Marcus & Millichap, Inc. *	1,193	31,447
RE/MAX Holdings, Inc., Class A	998	55,938
RMR Group, Inc. (The), Class A	631	30,698

		174,650

Road & Rail - 0.5%
ArcBest Corp.	1,021	21,033
Covenant Transportation Group, Inc., Class A *	1,000	17,530
Heartland Express, Inc.	1,825	37,996
Knight Transportation, Inc. (a)	1,521	56,353
Marten Transport Ltd.	800	21,920
Saia, Inc. *	793	40,681
Werner Enterprises, Inc.	648	19,019

		214,532

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Energy Industries, Inc. *	2,087	135,008
Advanced Micro Devices, Inc. *	44,387	553,950
Alpha & Omega Semiconductor Ltd. *	2,612	43,542
Ambarella, Inc. *(a)	251	12,186
Amkor Technology, Inc. *	10,686	104,402
Axcelis Technologies, Inc. *	2,117	44,351
Brooks Automation, Inc.	1,666	36,136
Cabot Microelectronics Corp.	300	22,149
Cavium, Inc. *	870	54,053
CEVA, Inc. *	450	20,452
Cirrus Logic, Inc. *	3,224	202,209
Diodes, Inc. *	696	16,725
Entegris, Inc. *	2,145	47,083
FormFactor, Inc. *	837	10,379
Inphi Corp. *(a)	2,512	86,162
Integrated Device Technology, Inc. *	3,043	78,479
MACOM Technology Solutions Holdings, Inc. *	2,133	118,957
MaxLinear, Inc. *	5,061	141,151
Microsemi Corp. *	3,051	142,787
MKS Instruments, Inc.	1,352	90,990
Monolithic Power Systems, Inc.	2,229	214,876
Nanometrics, Inc. *	818	20,687
NeoPhotonics Corp. *	2,716	20,967
Photronics, Inc. *	1,352	12,709
Power Integrations, Inc.	424	30,910
Rambus, Inc. *	3,205	36,633
Rudolph Technologies, Inc. *	786	17,960
Semtech Corp. *	662	23,666
Sigma Designs, Inc. *	1,966	11,501
Synaptics, Inc. *(a)	256	13,238
Ultra Clean Holdings, Inc. *	4,940	92,625
Veeco Instruments, Inc. *	1,199	33,392
Xperi Corp.	1,800	53,640

		2,543,955

Software - 4.8%
8x8, Inc. *	4,163	60,572
ACI Worldwide, Inc. *	1,294	28,947
Aspen Technology, Inc. *	1,546	85,432
Barracuda Networks, Inc. *	1,541	35,535
Blackbaud, Inc.	923	79,147
BroadSoft, Inc. *	1,139	49,034
Callidus Software, Inc. *	2,014	48,739
CommVault Systems, Inc. *	357	20,153
Ebix, Inc. (a)	1,032	55,625
Ellie Mae, Inc. *	1,769	194,431
Fair Isaac Corp.	880	122,681
Gigamon, Inc. *	1,472	57,923
HubSpot, Inc. *	891	58,583
MicroStrategy, Inc., Class A *	200	38,334
Paycom Software, Inc. *	2,884	197,294
Paylocity Holding Corp. *	1,556	70,300
Pegasystems, Inc.	1,275	74,396
Proofpoint, Inc. *	1,585	137,626
PROS Holdings, Inc. *	410	11,230
Qualys, Inc. *	787	32,110
RealPage, Inc. *	1,384	49,755
RingCentral, Inc., Class A *	2,397	87,610
Take-Two Interactive Software, Inc. *	4,664	342,244
TiVo Corp.	1,667	31,090
Varonis Systems, Inc. *	337	12,536

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Software - 4.8% (continued)
Verint Systems, Inc. *	900	36,630
VirnetX Holding Corp. *	80	364
Zendesk, Inc. *	2,394	66,505

		2,084,826

Specialty Retail - 0.7%
Caleres, Inc.	931	25,863
Children’s Place, Inc. (The)	498	50,846
Five Below, Inc. *	984	48,580
Group 1 Automotive, Inc.	200	12,664
Lithia Motors, Inc., Class A	369	34,771
MarineMax, Inc. *	669	13,079
Monro Muffler Brake, Inc.	414	17,284
Party City Holdco, Inc. *(a)	1,551	24,273
Select Comfort Corp. *	1,283	45,534
Tile Shop Holdings, Inc.	1,151	23,768
Tilly’s, Inc., Class A	1,337	13,571

		310,233

Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp. *	2,501	46,769
Cray, Inc. *	1,006	18,510
Electronics For Imaging, Inc. *	983	46,574
Immersion Corp. *	1,473	13,375
Super Micro Computer, Inc. *	1,027	25,316

		150,544

Textiles, Apparel & Luxury Goods - 0.2%
Columbia Sportswear Co.	1,013	58,815
Steven Madden Ltd. *	439	17,538

		76,353

Thrifts & Mortgage Finance - 2.5%
Beneficial Bancorp, Inc.	1,856	27,840
BofI Holding, Inc. *(a)	3,235	76,734
Capitol Federal Financial, Inc.	4,102	58,289
Essent Group Ltd. *	2,281	84,716
First Defiance Financial Corp.	725	38,193
HomeStreet, Inc. *	1,444	39,963
Kearny Financial Corp.	3,143	46,674
LendingTree, Inc. *(a)	622	107,108
Meridian Bancorp, Inc.	1,087	18,370
Meta Financial Group, Inc.	1,311	116,679
MGIC Investment Corp. *	3,513	39,346
Nationstar Mortgage Holdings, Inc. *	2,032	36,352
Northwest Bancshares, Inc.	7,532	117,575
Oritani Financial Corp.	2,501	42,642
PennyMac Financial Services, Inc., Class A *	835	13,944
Radian Group, Inc.	1,913	31,278
Walker & Dunlop, Inc. *	1,172	57,229
Washington Federal, Inc.	2,434	80,809
Waterstone Financial, Inc.	2,000	37,700

		1,071,441

Tobacco - 0.1%
Universal Corp.	323	20,898
Vector Group Ltd.	1,505	32,087

		52,985

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 1.0%
Aircastle Ltd.	1,474	32,059
Beacon Roofing Supply, Inc. *	1,573	77,077
CAI International, Inc. *	1,857	43,825
DXP Enterprises, Inc. *	1,558	53,751
H&E Equipment Services, Inc.	878	17,920
MRC Global, Inc. *	3,803	62,826
Neff Corp., Class A *	1,111	21,109
NOW, Inc. *	824	13,250
Univar, Inc. *	4,269	124,655

		446,472

Water Utilities - 0.2%
American States Water Co.	300	14,223
Connecticut Water Service, Inc.	635	35,249
Middlesex Water Co.	1,085	42,966

		92,438

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *	1,931	28,888
Shenandoah Telecommunications Co.	2,014	61,830

		90,718

TOTAL COMMON STOCKS (Cost $32,840,041)		41,546,498

EXCHANGE TRADED FUND - 2.1%
iShares Russell 2000 Fund
(Cost $724,493)	6,426	905,552

SHORT-TERM INVESTMENT - 1.3%

Investment Company - 1.3%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $579,373) (2)(b)	579,431	579,373

SECURITIES LENDING COLLATERAL - 4.6%

Investment Company - 4.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $1,969,254) (2)(b)(c)	1,969,254	1,969,254

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 104.5% (Cost $36,113,161)		45,000,677

LIABILITIES IN EXCESS OF OTHER ASSETS - (4.5)%		(1,950,867)

NET ASSETS - 100.0%		43,049,810

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$3,702,876	8.6%
Consumer Staples	1,202,897	2.8
Energy	1,111,189	2.6
Exchange Traded Fund	905,552	2.1
Financials	7,826,115	18.2
Health Care	7,757,738	18.0
Industrials	5,273,126	12.2
Information Technology	9,765,023	22.7
Materials	2,316,341	5.4
Real Estate	1,715,176	4.0
Telecommunication Services	254,225	0.6
Utilities	621,792	1.4
Short-Term Investment	579,373	1.3
Securities Lending Collateral	1,969,254	4.6

Total Investments In Securities At Value	45,000,677	104.5
Liabilities in Excess of Other Assets	(1,950,867)	(4.5)

Net Assets	$43,049,810	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $1,905,086.
(b)	Represents 7-day effective yield as of 6/30/2017.
(c)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.2%

Australia - 5.6%
AGL Energy Ltd.	13,172	258,125
Amcor Ltd.	28,362	353,326
Aristocrat Leisure Ltd.	10,915	189,233
Australia & New Zealand Banking Group Ltd.	8,617	190,192
BHP Billiton plc	55,288	847,051
Brambles Ltd.	3,355	25,087
Caltex Australia Ltd.	1,674	40,650
Commonwealth Bank of Australia	525	33,398
Crown Resorts Ltd.	9,828	92,757
CSL Ltd.	3,340	354,473
Dexus, REIT	14,878	108,321
Domino’s Pizza Enterprises Ltd.	2,129	85,193
Fortescue Metals Group Ltd.	76,831	307,562
GPT Group (The), REIT	27,005	99,325
Insurance Australia Group Ltd.	28,183	146,880
Medibank Pvt Ltd.	45,386	97,722
National Australia Bank Ltd.	4,482	101,959
Origin Energy Ltd. *	19,534	102,997
Qantas Airways Ltd.	35,049	154,059
Ramsay Health Care Ltd.	5,589	316,236
Scentre Group, REIT	73,921	229,828
South32 Ltd.	136,113	280,326
Suncorp Group Ltd.	11,005	125,347
Treasury Wine Estates Ltd.	54,769	553,821

		5,093,868

Austria - 0.7%
ANDRITZ AG	2,003	120,847
OMV AG	6,031	313,266
Raiffeisen Bank International AG *	8,448	213,241

		647,354

Belgium - 0.8%
Ageas	9,048	364,374
KBC Group NV	2,370	179,691
Umicore SA	2,521	175,363

		719,428

Canada - 6.4%
Alimentation Couche-Tard, Inc., Class B (1)	2,207	105,789
Bank of Montreal (1)	5,883	431,970
Bank of Nova Scotia (The) (1)	8,533	513,309
Bombardier, Inc., Class B (1) *	35,987	65,491
Canadian Imperial Bank of Commerce (1)	340	27,632
Canadian National Railway Co. (1)	1,220	98,989
Canadian Natural Resources Ltd. (1)	2,703	77,997
Canadian Tire Corp. Ltd., Class A (1)	921	104,799
CCL Industries, Inc., Class B (1)	6,150	311,152
CGI Group, Inc., Class A (1) *	2,721	139,029
CI Financial Corp. (1)	2,385	50,834
Constellation Software, Inc. (1)	299	156,419
Dollarama, Inc. (1)	2,778	265,440
Encana Corp. (1)	15,075	132,639
Gildan Activewear, Inc. (1)	2,830	86,964

INVESTMENTS	SHARES	VALUE ($)
Canada - 6.4% (continued)
International Petroleum Corp. *	3,493	10,365
Jean Coutu Group PJC, Inc. (The), Class A (1)	2,305	35,371
Keyera Corp. (1)	852	26,819
Manulife Financial Corp. (1)	14,399	269,926
Methanex Corp. (1)	780	34,435
National Bank of Canada (1)	1,009	42,428
Onex Corp. (1)	1,464	117,194
Open Text Corp. (1)	2,452	77,391
PrairieSky Royalty Ltd. (1)	2,014	45,862
Restaurant Brands International, Inc. (1)	5,059	316,539
Royal Bank of Canada (1)	10,593	769,152
Seven Generations Energy Ltd., Class A (1)*	5,825	99,763
Sun Life Financial, Inc. (1)	6,164	220,360
Suncor Energy, Inc. (1)	3,783	110,532
Teck Resources Ltd., Class B (1)	12,496	216,618
Thomson Reuters Corp. (1)	4,857	224,872
Toronto-Dominion Bank (The) (1)	11,523	580,682

		5,766,762

Chile - 0.0% (a)
Antofagasta plc	3,557	37,110

China - 0.5%
BOC Hong Kong Holdings Ltd.	89,500	428,321

Denmark - 1.3%
AP Moller - Maersk A/S, Class B	31	62,419
Chr Hansen Holding A/S	1,123	81,672
Danske Bank A/S	3,228	124,191
Genmab A/S *	1,353	288,487
ISS A/S	1,327	52,126
Pandora A/S	1,423	132,801
Tryg A/S	11,965	261,663
Vestas Wind Systems A/S	2,208	203,947

		1,207,306

Finland - 1.1%
Kone OYJ, Class B	3,861	196,429
Metso OYJ	761	26,405
Neste OYJ	5,441	214,707
Nokian Renkaat OYJ	1,449	59,979
Orion OYJ, Class B	1,872	119,585
Sampo OYJ, Class A	3,563	182,802
Stora Enso OYJ, Class R	4,024	51,998
UPM-Kymmene OYJ	5,157	147,051
Wartsila OYJ Abp	430	25,429

		1,024,385

France - 6.7%
Accor SA	917	43,016
Airbus SE	10,257	846,464
AXA SA	6,712	183,797
BNP Paribas SA	10,463	753,260
Capgemini SE	1,863	192,453
Credit Agricole SA	26,078	420,074
Dassault Systemes SE	2,145	192,387
Essilor International SA	726	92,356
Hermes International	304	150,169

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
France - 6.7% (continued)
Iliad SA	513	121,236
L’Oreal SA	548	114,266
LVMH Moet Hennessy Louis Vuitton SE	1,666	416,592
Orange SA	18,570	295,540
Peugeot SA	2,366	47,154
Renault SA	555	50,214
Safran SA	2,841	260,538
Sanofi	811	77,710
SFR Group SA *	3,252	109,911
Societe Generale SA	14,482	780,952
TOTAL SA	10,152	504,016
Valeo SA	5,598	376,627

		6,028,732

Germany - 9.9%
adidas AG	4,540	870,540
Allianz SE (Registered)	3,620	714,379
BASF SE	6,708	622,563
Bayer AG (Registered)	1,898	246,000
Brenntag AG	1,417	82,178
Continental AG	724	156,623
Covestro AG (b)	3,603	261,196
Deutsche Post AG (Registered)	5,125	192,384
Deutsche Wohnen AG	1,901	72,841
Fresenius Medical Care AG & Co. KGaA	459	44,292
GEA Group AG	2,394	98,300
Hannover Rueck SE	3,192	383,402
HeidelbergCement AG	1,072	103,919
Infineon Technologies AG	42,845	910,052
LANXESS AG	1,354	102,688
MAN SE	594	63,703
Merck KGaA	2,895	350,291
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	264	53,421
OSRAM Licht AG	1,230	98,181
ProSiebenSat.1 Media SE	1,995	83,689
RWE AG *	3,865	77,207
SAP SE	12,021	1,258,254
Siemens AG (Registered)	10,630	1,462,199
Symrise AG	675	47,891
thyssenkrupp AG	9,994	284,829
Vonovia SE	2,797	111,282
Zalando SE *(b)	3,246	148,430

		8,900,734

Hong Kong - 2.9%
AIA Group Ltd.	69,200	506,292
ASM Pacific Technology Ltd.	3,800	51,272
Cathay Pacific Airways Ltd.	44,000	68,299
Cheung Kong Property Holdings Ltd.	7,000	54,777
CK Hutchison Holdings Ltd.	7,000	87,847
CLP Holdings Ltd.	26,000	274,933
Galaxy Entertainment Group Ltd.	30,000	182,079
Henderson Land Development Co. Ltd.	19,965	111,323
Hong Kong Exchanges & Clearing Ltd.	3,200	82,670

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 2.9% (continued)
Link REIT	26,000	197,783
MTR Corp. Ltd.	19,500	109,733
PCCW Ltd.	75,000	42,624
Power Assets Holdings Ltd.	4,000	35,308
Sands China Ltd.	26,400	120,847
Sun Hung Kai Properties Ltd.	9,000	132,212
Techtronic Industries Co. Ltd.	14,000	64,330
WH Group Ltd. (b)	251,500	253,958
Wharf Holdings Ltd. (The)	16,000	132,395
Wheelock & Co. Ltd.	9,000	67,883

		2,576,565

Italy - 1.1%
Atlantia SpA	3,173	89,255
Enel SpA	9,323	50,004
Eni SpA	14,544	218,566
Ferrari NV	2,445	210,395
Leonardo SpA	9,430	157,007
Mediobanca SpA	13,256	131,142
Prysmian SpA	2,292	67,599
Snam SpA	13,017	56,808

		980,776

Japan - 20.7%
Acom Co. Ltd. *	17,500	80,102
Aisin Seiki Co. Ltd.	1,800	92,532
Alfresa Holdings Corp.	1,400	27,066
Alps Electric Co. Ltd.	5,800	168,480
Asahi Glass Co. Ltd.	2,200	92,912
Asahi Kasei Corp.	3,000	32,365
Brother Industries Ltd.	5,500	127,397
Chiba Bank Ltd. (The)	4,000	29,110
CYBERDYNE, Inc. *(c)	3,000	39,977
Daicel Corp.	3,400	42,496
Dai-ichi Life Holdings, Inc.	25,100	455,601
Daiichi Sankyo Co. Ltd.	2,400	56,647
Daikin Industries Ltd.	3,800	389,850
Daito Trust Construction Co. Ltd.	1,000	155,796
Daiwa House Industry Co. Ltd.	3,100	106,099
DeNA Co. Ltd.	2,800	62,931
FamilyMart UNY Holdings Co. Ltd.	800	45,813
FANUC Corp.	400	77,418
Fuji Electric Co. Ltd.	6,000	31,736
FUJIFILM Holdings Corp.	2,000	72,115
Fujitsu Ltd.	24,000	177,510
Fukuoka Financial Group, Inc.	8,000	38,170
Hitachi Chemical Co. Ltd.	2,700	80,948
Hitachi Construction Machinery Co. Ltd.	3,400	85,531
Hitachi Ltd.	5,000	30,828
Hoshizaki Corp.	1,200	108,877
Hoya Corp.	2,200	114,535
Idemitsu Kosan Co. Ltd.	10,100	287,332
IHI Corp. *	19,000	64,930
Iida Group Holdings Co. Ltd.	5,600	93,472
Japan Airport Terminal Co. Ltd.	900	34,551
JFE Holdings, Inc.	3,600	62,682
JXTG Holdings, Inc.	13,500	59,069
Kajima Corp.	13,000	109,871
Kakaku.com, Inc.	2,500	35,937

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.7% (continued)
Kaneka Corp.	4,000	30,614
Keihan Holdings Co. Ltd.	13,000	82,727
Keisei Electric Railway Co. Ltd.	2,600	69,585
Keyence Corp.	1,000	440,228
Kikkoman Corp.	3,000	95,965
Koito Manufacturing Co. Ltd.	5,000	258,553
Komatsu Ltd.	12,200	313,143
Konami Holdings Corp.	2,600	144,731
Kose Corp.	400	43,868
Lion Corp.	1,200	24,890
M3, Inc.	5,800	160,001
Mabuchi Motor Co. Ltd.	900	44,985
Marui Group Co. Ltd.	3,700	54,671
Mebuki Financial Group, Inc.	10,100	37,711
MEIJI Holdings Co. Ltd.	1,100	89,198
MINEBEA MITSUMI, Inc.	14,600	236,110
Mitsubishi Chemical Holdings Corp.	15,300	127,476
Mitsubishi Corp.	6,800	142,943
Mitsubishi Electric Corp.	18,300	264,666
Mitsubishi Gas Chemical Co., Inc.	9,800	208,146
Mitsubishi Motors Corp.	8,300	54,889
Mitsubishi Tanabe Pharma Corp.	1,900	43,951
Mitsubishi UFJ Financial Group, Inc.	198,200	1,336,869
Mitsui & Co. Ltd.	2,800	40,084
Mitsui Chemicals, Inc.	10,000	53,254
Mitsui OSK Lines Ltd.	13,000	38,388
Mixi, Inc.	1,700	94,604
Mizuho Financial Group, Inc.	64,000	117,342
Nexon Co. Ltd.	5,700	113,064
Nidec Corp.	1,000	102,740
Nintendo Co. Ltd.	2,000	669,583
Nippon Paint Holdings Co. Ltd.	3,500	133,157
Nisshin Seifun Group, Inc.	3,800	62,470
Nitori Holdings Co. Ltd.	2,700	361,431
Nitto Denko Corp.	1,400	115,614
Nomura Holdings, Inc.	58,800	354,590
Nomura Real Estate Master Fund, Inc., REIT	42	57,400
Nomura Research Institute Ltd.	1,650	65,186
NSK Ltd.	13,900	174,914
NTT Data Corp.	12,500	139,458
Obayashi Corp.	15,000	176,732
Obic Co. Ltd.	1,600	98,521
Olympus Corp.	900	32,975
Otsuka Corp.	1,200	74,645
Otsuka Holdings Co. Ltd.	5,500	234,824
Panasonic Corp.	2,000	27,251
Park24 Co. Ltd.	3,600	91,607
Recruit Holdings Co. Ltd.	9,000	154,889
Resona Holdings, Inc.	36,400	201,067
Rinnai Corp.	500	46,713
Rohm Co. Ltd.	1,600	123,362
Ryohin Keikaku Co. Ltd.	400	100,112
Secom Co. Ltd.	1,300	98,910
Seiko Epson Corp.	2,200	49,087
Sekisui House Ltd.	3,900	68,927
Sharp Corp. *(c)	82,000	303,951
Shimadzu Corp.	5,000	95,276

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.7% (continued)
Shimamura Co. Ltd.	300	36,778
Shimano, Inc.	1,100	174,656
Shimizu Corp.	12,000	127,507
Shin-Etsu Chemical Co. Ltd.	6,100	555,179
Shionogi & Co. Ltd.	4,300	239,759
Shiseido Co. Ltd.	3,600	128,332
SoftBank Group Corp.	11,200	910,450
Sohgo Security Services Co. Ltd.	2,400	108,336
Sompo Holdings, Inc.	1,200	46,578
Sony Corp.	12,600	480,611
Start Today Co. Ltd.	1,700	41,896
Sumitomo Heavy Industries Ltd.	24,000	159,255
Sumitomo Mitsui Financial Group, Inc.	10,100	394,349
Suruga Bank Ltd.	3,000	72,961
Suzuki Motor Corp.	5,800	276,300
Sysmex Corp.	3,000	179,561
T&D Holdings, Inc.	17,500	267,612
Taiheiyo Cement Corp.	12,000	43,884
Taisei Corp.	11,000	100,612
Teijin Ltd.	1,800	34,735
Terumo Corp.	5,600	220,970
Toho Gas Co. Ltd.	12,000	87,408
Tokio Marine Holdings, Inc.	2,600	108,194
Tokyo Electron Ltd.	3,000	405,579
Tokyu Corp.	4,000	30,566
Toray Industries, Inc.	5,000	41,948
TOTO Ltd.	3,500	134,102
Toyota Tsusho Corp.	800	24,053
Trend Micro, Inc.	2,500	129,208
USS Co. Ltd.	4,900	97,662
Yamaha Corp.	6,000	207,714
Yamaha Motor Co. Ltd.	5,000	129,747
Yamato Holdings Co. Ltd.	2,100	42,663
Yaskawa Electric Corp.	4,900	104,331

		18,692,230

Luxembourg - 0.8%
ArcelorMittal *	26,072	591,394
Tenaris SA	10,169	158,776

		750,170

Macau - 0.1%
MGM China Holdings Ltd. (c)	16,000	35,581
Wynn Macau Ltd.	25,600	59,778

		95,359

Mexico - 0.2%
Fresnillo plc	9,966	193,188

Netherlands - 5.6%
ABN AMRO Group NV, CVA (b)	5,133	135,983
Altice NV, Class A *	11,496	264,861
ASML Holding NV	6,249	814,574
EXOR NV	1,673	90,782
ING Groep NV	61,788	1,066,632
Koninklijke DSM NV	1,536	111,717
Koninklijke Philips NV	4,693	167,065
NN Group NV	1,912	67,844
Randstad Holding NV	1,696	98,879
Royal Dutch Shell plc, Class B	75,279	2,020,971

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 5.6% (continued)
Wolters Kluwer NV	5,281	223,349

		5,062,657

Norway - 0.6%
DNB ASA	17,192	292,690
Golar LNG Ltd. (3)(d)	70	1,426
Marine Harvest ASA *	2,603	44,535
Norsk Hydro ASA	41,750	231,045

		569,696

Portugal - 0.2%
Galp Energia SGPS SA	9,053	137,187

Singapore - 0.3%
ComfortDelGro Corp. Ltd.	16,200	27,059
DBS Group Holdings Ltd.	4,100	61,708
Singapore Telecommunications Ltd.	74,000	208,982

		297,749

Spain - 4.5%
Aena SA (b)	716	139,816
Amadeus IT Group SA	6,461	386,211
Banco Bilbao Vizcaya Argentaria SA	40,625	338,404
Banco Santander SA	297,589	1,975,956
CaixaBank SA	111,404	532,553
Ferrovial SA	8,844	196,453
Gas Natural SDG SA	1,448	33,895
Grifols SA	3,053	85,121
Industria de Diseno Textil SA	6,205	238,303
Mapfre SA	14,341	50,197
Repsol SA	6,399	98,104

		4,075,013

Sweden - 4.6%
Assa Abloy AB, Class B	13,984	308,228
Atlas Copco AB, Class A	14,592	561,088
Boliden AB	14,599	399,063
Electrolux AB, Series B	2,915	95,587
Hexagon AB, Class B	1,945	92,406
ICA Gruppen AB	1,565	58,299
Investor AB, Class B	3,128	150,915
Kinnevik AB, Class B	2,239	68,641
Lundin Petroleum AB *	8,421	162,306
Nordea Bank AB	39,534	503,522
Sandvik AB	29,953	471,587
Skandinaviska Enskilda Banken AB, Class A	7,236	87,604
Skanska AB, Class B	14,829	352,129
Svenska Handelsbanken AB, Class A	16,056	229,956
Swedbank AB, Class A	11,274	275,152
Volvo AB, Class B	22,248	379,410

		4,195,893

Switzerland - 5.5%
ABB Ltd. (Registered)	28,846	715,990
Cie Financiere Richemont SA (Registered)	4,548	376,342
Coca-Cola HBC AG *	2,201	64,729
Dufry AG (Registered) *	154	25,273
EMS-Chemie Holding AG (Registered)	460	339,669
Geberit AG (Registered)	528	246,555

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 5.5% (continued)
Givaudan SA (Registered)	127	254,483
Glencore plc *	177,720	665,957
Julius Baer Group Ltd. *	504	26,629
LafargeHolcim Ltd. (Registered) *	5,001	287,423
Lonza Group AG (Registered) *	808	175,026
Partners Group Holding AG	1,371	851,268
Schindler Holding AG	238	50,459
Sika AG	34	218,284
STMicroelectronics NV	12,404	178,364
Swatch Group AG (The)	163	60,288
Swiss Life Holding AG (Registered) *	184	62,242
Swiss Re AG	1,402	128,483
Zurich Insurance Group AG	720	210,131

		4,937,595

United Kingdom - 15.8%
3i Group plc	5,219	61,363
Admiral Group plc	1,746	45,562
Anglo American plc *	24,124	322,290
Ashtead Group plc	4,765	98,600
Associated British Foods plc	839	32,106
AstraZeneca plc	4,402	294,862
Auto Trader Group plc (b)	29,518	146,154
BAE Systems plc	37,113	306,378
Barclays plc	30,109	79,632
Barratt Developments plc	7,602	55,831
BP plc	186,879	1,078,698
British American Tobacco plc	28,247	1,924,833
BT Group plc	11,010	42,336
Bunzl plc	6,811	203,052
CNH Industrial NV	8,242	93,471
Compass Group plc	27,316	576,581
Diageo plc	1,887	55,764
Direct Line Insurance Group plc	42,210	195,454
Dixons Carphone plc	18,897	69,856
Experian plc	5,258	107,909
Fiat Chrysler Automobiles NV *	32,070	338,806
GlaxoSmithKline plc	39,536	841,613
HSBC Holdings plc	165,229	1,533,650
Imperial Brands plc	7,733	347,499
Inmarsat plc	6,370	63,886
International Consolidated Airlines Group SA	5,167	41,053
Intertek Group plc	3,758	206,447
ITV plc	79,090	187,212
Kingfisher plc	13,199	51,699
Legal & General Group plc	45,149	151,927
Marks & Spencer Group plc	12,540	54,425
Merlin Entertainments plc (b)	9,248	57,891
National Grid plc	36,438	451,485
Next plc	515	25,865
Pearson plc	4,138	37,258
Persimmon plc	12,600	368,002
Prudential plc	20,491	470,346
Randgold Resources Ltd.	2,064	183,151
Reckitt Benckiser Group plc	5,607	568,399
RELX NV	13,050	269,049
Rio Tinto plc	10,666	451,725
Sage Group plc (The)	32,325	289,663

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 15.8% (continued)
Severn Trent plc	846	24,050
Smith & Nephew plc	3,009	51,961
SSE plc	1,950	36,897
Standard Chartered plc *	37,014	374,886
Taylor Wimpey plc	76,759	176,273
United Utilities Group plc	2,545	28,768
Vodafone Group plc	255,688	726,142
Whitbread plc	1,309	67,648

		14,268,408

United States - 0.1%
QIAGEN NV *	768	25,554
Shire plc	580	31,981

		57,535

Zambia - 0.2%
First Quantum Minerals Ltd. (1)	16,534	139,866

TOTAL COMMON STOCKS (Cost $76,381,622)		86,883,887

SHORT-TERM INVESTMENT - 3.0%

Investment Company - 3.0%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $2,683,853) (e)	2,684,121	2,683,853

SECURITIES LENDING COLLATERAL - 0.4%

Investment Company - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $315,805) (e)(f)	315,805	315,805

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA U.S. Treasury Notes 1.00%, 5/31/2018 (f)	48,639	48,561
1.12%, 4/30/2019 (f)	7	7

TOTAL U.S. TREASURY OBLIGATIONS (Cost $48,568)		48,568

TOTAL SECURITIES LENDING COLLATERAL (Cost $364,373)		364,373

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.6% (Cost $79,429,848)		89,932,113

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4% (g)		320,401

NET ASSETS - 100.0%		90,252,514

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$10,385,635	11.5%
Consumer Staples	4,649,906	5.2
Energy	5,958,856	6.6
Financials	23,367,896	25.8
Health Care	4,745,814	5.3
Industrials	13,734,135	15.2
Information Technology	8,306,694	9.2
Materials	10,218,500	11.3
Real Estate	1,637,265	1.8
Telecommunication Services	2,521,106	2.8
Utilities	1,358,080	1.5
Short-Term Investment	2,683,853	3.0
Securities Lending Collateral	364,373	0.4

Total Investments In Securities At Value	89,932,113	99.6
Other Assets in Excess of Liabilities (g)	320,401	0.4

Net Assets	$90,252,514	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $1,143,428, which represents approximately 1.27% of net assets of the fund.
(c)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $346,398.
(d)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $1,426, which represents approximately 0.00% of net assets of the fund.
(e)	Represents 7-day effective yield as of 6/30/2017.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

SGPS - Sociedade Gestora de Participacões Sociais

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
24	JPMS	E-Mini MSCI EAFE Index Futures	09/2017	$2,276,286	$2,267,520	$(8,766)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$95,588	$95,588

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 93.8%

Aerospace & Defense - 3.5%
Boeing Co. (The)	64,838	12,821,714
General Dynamics Corp.	20,820	4,124,442
Huntington Ingalls Industries, Inc.	1,805	336,019
Lockheed Martin Corp.	17,091	4,744,632
Northrop Grumman Corp.	28,065	7,204,566
Raytheon Co.	46,345	7,483,791
Rockwell Collins, Inc.	3,469	364,523
United Technologies Corp.	24,858	3,035,410

		40,115,097

Air Freight & Logistics - 1.0%
CH Robinson Worldwide, Inc.	25,824	1,773,592
Expeditors International of Washington, Inc.	71,959	4,064,245
FedEx Corp.	4,513	980,810
United Parcel Service, Inc., Class B	44,385	4,908,537

		11,727,184

Airlines - 0.5%
Alaska Air Group, Inc.	9,763	876,327
Southwest Airlines Co.	83,098	5,163,710

		6,040,037

Banks - 4.9%
Bank of Hawaii Corp.	20,762	1,722,623
BB&T Corp.	37,331	1,695,201
BOK Financial Corp. (a)	12,723	1,070,386
Commerce Bancshares, Inc.	33,191	1,886,244
Cullen/Frost Bankers, Inc.	11,255	1,056,957
East West Bancorp, Inc.	48,904	2,864,796
First Republic Bank	2,157	215,916
JPMorgan Chase & Co.	2,379	217,441
M&T Bank Corp.	49,427	8,004,703
PacWest Bancorp	26,130	1,220,271
People’s United Financial, Inc.	22,078	389,897
PNC Financial Services Group, Inc. (The)	43,562	5,439,587
Signature Bank *	4,728	678,610
SunTrust Banks, Inc.	15,300	867,816
SVB Financial Group *	19,443	3,417,885
TCF Financial Corp.	103,623	1,651,751
US Bancorp	249,687	12,963,749
Wells Fargo & Co.	192,781	10,681,995

		56,045,828

Beverages - 3.6%
Brown-Forman Corp., Class B	30,737	1,493,818
Coca-Cola Co. (The)	355,941	15,963,954
Dr Pepper Snapple Group, Inc.	53,145	4,842,041
Monster Beverage Corp. *	58,915	2,926,897
PepsiCo, Inc.	139,018	16,055,189

		41,281,899

Biotechnology - 1.0%
Biogen, Inc. *	4,242	1,151,109
Bioverativ, Inc. *	26,060	1,568,030
Celgene Corp. *	15,326	1,990,388
Regeneron Pharmaceuticals, Inc. *	3,401	1,670,367
Seattle Genetics, Inc. *	18,556	960,088

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 1.0% (continued)
United Therapeutics Corp. *	19,374	2,513,389
Vertex Pharmaceuticals, Inc. *	11,076	1,427,364

		11,280,735

Capital Markets - 0.8%
Bank of New York Mellon Corp. (The)	12,985	662,495
CBOE Holdings, Inc.	43,992	4,020,869
FactSet Research Systems, Inc.	7,520	1,249,674
Franklin Resources, Inc.	32,502	1,455,765
MarketAxess Holdings, Inc.	1,172	235,689
T Rowe Price Group, Inc.	15,202	1,128,140
Thomson Reuters Corp. (Canada)	8,739	404,528

		9,157,160

Chemicals - 2.0%
Air Products & Chemicals, Inc.	7,618	1,089,831
Ecolab, Inc.	43,148	5,727,897
International Flavors & Fragrances, Inc.	805	108,675
NewMarket Corp.	3,506	1,614,443
PPG Industries, Inc.	26,741	2,940,440
Praxair, Inc.	7,705	1,021,298
Sherwin-Williams Co. (The)	28,079	9,854,606

		22,357,190

Commercial Services & Supplies - 2.3%
Cintas Corp.	13,680	1,724,227
Clean Harbors, Inc. *	12,491	697,372
Republic Services, Inc.	130,608	8,323,648
Rollins, Inc.	49,117	1,999,553
Waste Management, Inc.	175,248	12,854,441

		25,599,241

Communications Equipment - 0.9%
Arista Networks, Inc. *	17,410	2,607,844
Cisco Systems, Inc.	190,943	5,976,516
F5 Networks, Inc. *	13,955	1,773,122
Palo Alto Networks, Inc. *	975	130,465

		10,487,947

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	18,908	1,028,406
Quanta Services, Inc. *	41,772	1,375,134

		2,403,540

Consumer Finance - 0.3%
American Express Co.	19,451	1,638,552
Discover Financial Services	22,017	1,369,237
SLM Corp. *	12,784	147,016

		3,154,805

Containers & Packaging - 0.0% (b)
Avery Dennison Corp.	2,810	248,320

Distributors - 0.2%
Genuine Parts Co.	15,086	1,399,377
Pool Corp.	10,717	1,259,998

		2,659,375

Diversified Consumer Services - 0.3%
H&R Block, Inc.	104,386	3,226,571

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Telecommunication Services - 1.3%
AT&T, Inc.	214,076	8,077,087
Verizon Communications, Inc.	142,033	6,343,194

		14,420,281

Electric Utilities - 4.9%
Alliant Energy Corp.	9,681	388,886
American Electric Power Co., Inc.	173,939	12,083,542
Duke Energy Corp.	53,406	4,464,208
Edison International	71,323	5,576,745
Eversource Energy	5,106	309,985
Exelon Corp.	40,444	1,458,815
NextEra Energy, Inc.	52,582	7,368,316
OGE Energy Corp.	95,514	3,322,932
PG&E Corp.	80,914	5,370,262
Pinnacle West Capital Corp.	63,297	5,390,373
PPL Corp.	34,422	1,330,754
Southern Co. (The)	89,692	4,294,453
Xcel Energy, Inc.	87,827	4,029,503

		55,388,774

Electrical Equipment - 0.4%
Acuity Brands, Inc.	13,546	2,753,631
Emerson Electric Co.	8,792	524,179
Rockwell Automation, Inc.	10,199	1,651,830

		4,929,640

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	10,105	745,951
Cognex Corp.	33,232	2,821,397
Dolby Laboratories, Inc., Class A	16,241	795,159
FLIR Systems, Inc.	42,716	1,480,537
IPG Photonics Corp. *	2,054	298,035
National Instruments Corp.	34,094	1,371,261

		7,512,340

Food & Staples Retailing - 3.4%
Casey’s General Stores, Inc.	12,737	1,364,260
Costco Wholesale Corp.	73,348	11,730,546
CVS Health Corp.	8,719	701,531
Kroger Co. (The)	22,959	535,404
Sysco Corp.	120,742	6,076,945
Walgreens Boots Alliance, Inc.	35,393	2,771,626
Wal-Mart Stores, Inc.	186,345	14,102,589
Whole Foods Market, Inc.	43,613	1,836,543

		39,119,444

Food Products - 2.8%
Campbell Soup Co.	59,691	3,112,886
Conagra Brands, Inc.	26,569	950,107
Flowers Foods, Inc.	39,906	690,773
General Mills, Inc.	81,358	4,507,233
Hershey Co. (The)	68,713	7,377,715
Hormel Foods Corp.	105,618	3,602,630
Ingredion, Inc.	4,746	565,771
Kellogg Co.	22,182	1,540,762
Kraft Heinz Co. (The)	34,065	2,917,327
McCormick & Co., Inc. (Non-Voting)	65,550	6,391,780
Mondelez International, Inc., Class A	10,896	470,598
Tyson Foods, Inc., Class A	2,366	148,182

		32,275,764

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - 0.6%
Atmos Energy Corp.	38,125	3,162,469
UGI Corp.	80,463	3,895,214

		7,057,683

Health Care Equipment & Supplies - 3.6%
Abbott Laboratories	12,102	588,278
ABIOMED, Inc. *	26,384	3,780,827
Align Technology, Inc. *	22,381	3,359,836
Baxter International, Inc.	4,311	260,988
Becton Dickinson and Co.	9,537	1,860,764
Danaher Corp.	37,871	3,195,934
DexCom, Inc. *	23,002	1,682,596
Edwards Lifesciences Corp. *	13,258	1,567,626
IDEXX Laboratories, Inc. *	8,173	1,319,286
Intuitive Surgical, Inc. *	7,381	6,903,966
Medtronic plc	41,707	3,701,496
ResMed, Inc.	33,673	2,622,117
Stryker Corp.	44,822	6,220,397
Varian Medical Systems, Inc. *	28,208	2,910,784
West Pharmaceutical Services, Inc.	9,245	873,837

		40,848,732

Health Care Providers & Services - 3.3%
Aetna, Inc.	16,085	2,442,186
AmerisourceBergen Corp.	14,583	1,378,531
Anthem, Inc.	25,530	4,802,959
Cardinal Health, Inc.	32,787	2,554,763
Cigna Corp.	14,387	2,408,240
Henry Schein, Inc. *	20,221	3,700,847
Humana, Inc.	25,946	6,243,126
McKesson Corp.	2,261	372,025
UnitedHealth Group, Inc.	71,919	13,335,221

		37,237,898

Health Care Technology - 0.0% (b)
Veeva Systems, Inc., Class A *	7,106	435,669

Hotels, Restaurants & Leisure - 3.2%
Chipotle Mexican Grill, Inc. *	4,219	1,755,526
Darden Restaurants, Inc.	49,546	4,480,940
Domino’s Pizza, Inc.	7,900	1,671,087
McDonald’s Corp.	83,404	12,774,157
Starbucks Corp.	171,875	10,022,031
Yum Brands, Inc.	74,360	5,484,794

		36,188,535

Household Durables - 0.2%
Garmin Ltd.	43,475	2,218,529
Tupperware Brands Corp.	7,624	535,434

		2,753,963

Household Products - 3.6%
Church & Dwight Co., Inc.	117,543	6,098,131
Clorox Co. (The)	43,465	5,791,277
Colgate-Palmolive Co.	135,276	10,028,010
Kimberly-Clark Corp.	25,641	3,310,509
Procter & Gamble Co. (The)	184,645	16,091,812

		41,319,739

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Industrial Conglomerates - 2.1%
3M Co.	74,782	15,568,865
Carlisle Cos., Inc.	1,820	173,628
General Electric Co.	46,002	1,242,514
Honeywell International, Inc.	56,022	7,467,172

		24,452,179

Insurance - 9.6%
Aflac, Inc.	18,698	1,452,461
Alleghany Corp. *	4,897	2,912,736
Allstate Corp. (The)	174,606	15,442,155
American Financial Group, Inc.	37,484	3,724,785
Aon plc	45,252	6,016,253
Arch Capital Group Ltd. *	33,617	3,136,130
Arthur J Gallagher & Co.	2,692	154,117
Assurant, Inc.	10,450	1,083,560
Axis Capital Holdings Ltd.	32,076	2,074,034
Chubb Ltd.	92,997	13,519,904
Cincinnati Financial Corp.	3,010	218,075
CNA Financial Corp.	8,681	423,199
Erie Indemnity Co., Class A	2,762	345,443
Everest Re Group Ltd.	24,911	6,342,091
FNF Group	85,272	3,822,744
Markel Corp. *	3,370	3,288,648
Marsh & McLennan Cos., Inc.	80,789	6,298,310
Mercury General Corp.	9,147	493,938
ProAssurance Corp.	13,873	843,478
Progressive Corp. (The)	296,975	13,093,628
RenaissanceRe Holdings Ltd.	22,718	3,158,938
Travelers Cos., Inc. (The)	129,421	16,375,639
Validus Holdings Ltd.	25,539	1,327,262
White Mountains Insurance Group Ltd.	1,337	1,161,358
WR Berkley Corp.	42,904	2,967,670

		109,676,556

Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. *	10,950	10,599,600
Netflix, Inc. *	19,614	2,930,528
Priceline Group, Inc. (The) *	1,857	3,473,555

		17,003,683

Internet Software & Services - 1.6%
Alphabet, Inc., Class A *	13,215	12,285,721
Facebook, Inc., Class A *	38,228	5,771,664

		18,057,385

IT Services - 5.2%
Accenture plc, Class A	65,545	8,106,606
Amdocs Ltd.	43,899	2,829,729
Automatic Data Processing, Inc.	82,914	8,495,368
Cognizant Technology Solutions Corp., Class A	12,225	811,740
Fiserv, Inc. *	14,891	1,821,765
Gartner, Inc. *	10,705	1,322,175
International Business Machines Corp.	35,271	5,425,738
Jack Henry & Associates, Inc.	28,341	2,943,780
Mastercard, Inc., Class A	90,909	11,040,898
Paychex, Inc.	91,996	5,238,252
Teradata Corp. *	37,394	1,102,749
Visa, Inc., Class A	107,589	10,089,696

		59,228,496

INVESTMENTS	SHARES	VALUE ($)
Leisure Products - 0.1%
Hasbro, Inc.	13,332	1,486,651

Life Sciences Tools & Services - 0.9%
Illumina, Inc. *	2,814	488,285
Mettler-Toledo International, Inc. *	11,905	7,006,568
Thermo Fisher Scientific, Inc.	7,310	1,275,376
Waters Corp. *	9,483	1,743,355

		10,513,584

Machinery - 0.3%
Cummins, Inc.	9,380	1,521,623
Fortive Corp.	32,796	2,077,627

		3,599,250

Media - 1.4%
Cable One, Inc.	1,723	1,224,881
Comcast Corp., Class A	92,010	3,581,029
Walt Disney Co. (The)	102,304	10,869,800

		15,675,710

Multiline Retail - 0.0% (b)
Dollar Tree, Inc. *	5,936	415,045

Multi-Utilities - 3.5%
Ameren Corp.	113,298	6,194,002
CenterPoint Energy, Inc.	24,123	660,488
Consolidated Edison, Inc.	75,667	6,115,407
Dominion Energy, Inc.	41,636	3,190,567
DTE Energy Co.	46,410	4,909,714
NiSource, Inc.	62,133	1,575,693
Public Service Enterprise Group, Inc.	178,302	7,668,769
Sempra Energy	27,191	3,065,785
Vectren Corp.	39,899	2,331,697
WEC Energy Group, Inc.	62,261	3,821,580

		39,533,702

Oil, Gas & Consumable Fuels - 0.3%
Chevron Corp.	1,065	111,112
ConocoPhillips	6,264	275,365
Exxon Mobil Corp.	34,762	2,806,336

		3,192,813

Personal Products - 0.7%
Estee Lauder Cos., Inc. (The), Class A	69,093	6,631,546
Nu Skin Enterprises, Inc., Class A	25,042	1,573,639

		8,205,185

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	23,257	1,295,880
Eli Lilly & Co.	57,929	4,767,557
Johnson & Johnson	125,979	16,665,762
Merck & Co., Inc.	97,985	6,279,858
Pfizer, Inc.	244,247	8,204,257
Zoetis, Inc.	2,245	140,043

		37,353,357

Professional Services - 0.2%
Equifax, Inc.	3,815	524,257
Robert Half International, Inc.	35,346	1,694,134
Verisk Analytics, Inc. *	4,533	382,449

		2,600,840

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Road & Rail - 0.4%
Landstar System, Inc.	30,548	2,614,909
Union Pacific Corp.	19,257	2,097,280

		4,712,189

Semiconductors & Semiconductor Equipment - 2.8%
Analog Devices, Inc.	14,700	1,143,660
Intel Corp.	134,159	4,526,525
Maxim Integrated Products, Inc.	95,197	4,274,345
NVIDIA Corp.	44,112	6,376,831
QUALCOMM, Inc.	7,461	411,996
Skyworks Solutions, Inc.	19,467	1,867,859
Texas Instruments, Inc.	136,792	10,523,408
Xilinx, Inc.	40,044	2,575,630

		31,700,254

Software - 2.8%
Adobe Systems, Inc. *	43,974	6,219,683
ANSYS, Inc. *	9,482	1,153,770
Electronic Arts, Inc. *	20,195	2,135,015
Intuit, Inc.	59,007	7,836,720
Manhattan Associates, Inc. *	2,918	140,239
Microsoft Corp.	155,651	10,729,023
Oracle Corp.	68,257	3,422,406
Synopsys, Inc. *	2,890	210,768

		31,847,624

Specialty Retail - 3.1%
AutoZone, Inc. *	1,858	1,059,915
Dick’s Sporting Goods, Inc.	11,887	473,459
Home Depot, Inc. (The)	61,717	9,467,388
Lowe’s Cos., Inc.	52,939	4,104,361
O’Reilly Automotive, Inc. *	19,689	4,306,772
Ross Stores, Inc.	4,859	280,510
TJX Cos., Inc. (The)	88,621	6,395,777
Tractor Supply Co.	2,827	153,252
Ulta Beauty, Inc. *	25,848	7,427,164
Williams-Sonoma, Inc.	22,140	1,073,790

		34,742,388

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	32,878	4,735,090

Textiles, Apparel & Luxury Goods - 0.3%
Lululemon Athletica, Inc. *	8,522	508,508
NIKE, Inc., Class B	48,317	2,850,703

		3,359,211

Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp.	12,974	200,708

Tobacco - 2.6%
Altria Group, Inc.	216,613	16,131,170
Philip Morris International, Inc.	116,924	13,732,724

		29,863,894

Trading Companies & Distributors - 0.3%
Fastenal Co.	38,809	1,689,356
MSC Industrial Direct Co., Inc., Class A	2,315	198,997
WW Grainger, Inc.	10,238	1,848,266

		3,736,619

INVESTMENTS	SHARES	VALUE ($)
Water Utilities - 0.9%
American Water Works Co., Inc.	97,649	7,611,740
Aqua America, Inc.	61,081	2,033,997

		9,645,737

TOTAL COMMON STOCKS (Cost $885,022,397)		1,070,811,541

SHORT-TERM INVESTMENT - 5.9%

Investment Company - 5.9%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $66,943,330) (2)(c)	66,949,913	66,943,218

SECURITIES LENDING COLLATERAL - 0.0% (b)

Investment Company - 0.0% (b)
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $409,188) (2)(c)(d)	409,188	409,188

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $952,374,915)		1,138,163,947

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (e)		3,362,172

NET ASSETS - 100.0%		1,141,526,119

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$117,511,132	10.3%
Consumer Staples	192,065,926	16.7
Energy	3,192,813	0.3
Financials	178,235,057	15.6
Health Care	137,669,975	12.1
Industrials	129,915,817	11.4
Information Technology	163,569,135	14.3
Materials	22,605,510	2.0
Telecommunication Services	14,420,281	1.3
Utilities	111,625,895	9.8
Short-Term Investment	66,943,218	5.9
Securities Lending Collateral	409,188	0.0 (b)

Total Investments In Securities At Value	1,138,163,947	99.7
Other Assets in Excess of Liabilities (e)	3,362,172	0.3

Net Assets	$1,141,526,119	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $400,386.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
484	GSCO	S&P 500 E-Mini Futures	09/2017	$58,874,716	$58,585,780	$(288,936)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
GSCO
Cash	$—	$2,440,182	$2,440,182

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 94.6%

Australia - 8.2%
AGL Energy Ltd.	99,826	1,956,239
Aurizon Holdings Ltd.	92,501	381,004
AusNet Services	94,515	126,020
Australia & New Zealand Banking Group Ltd.	15,115	333,614
Caltex Australia Ltd.	67,541	1,640,117
CIMIC Group Ltd.	1,718	51,261
Coca-Cola Amatil Ltd.	56,434	400,465
Cochlear Ltd.	8,892	1,062,037
Commonwealth Bank of Australia	6,566	417,705
CSL Ltd.	3,035	322,104
Flight Centre Travel Group Ltd. (a)	31,370	923,381
Harvey Norman Holdings Ltd.	6,317	18,550
Medibank Pvt Ltd.	39,354	84,734
Newcrest Mining Ltd.	30,936	480,119
REA Group Ltd.	2,498	127,449
South32 Ltd.	252,913	520,876
Tabcorp Holdings Ltd.	36,300	121,913
Telstra Corp. Ltd.	537,476	1,775,892
Wesfarmers Ltd.	42,559	1,312,307
Westpac Banking Corp.	18,552	434,375
Woodside Petroleum Ltd.	7,291	167,249
Woolworths Ltd.	99,617	1,955,384

		14,612,795

Austria - 0.1%
OMV AG	3,730	193,746

Belgium - 1.2%
Anheuser-Busch InBev SA/NV	2,115	233,599
Colruyt SA	18,987	1,000,021
Groupe Bruxelles Lambert SA	618	59,485
Proximus SADP	21,391	748,672
UCB SA	1,007	69,258

		2,111,035

Canada - 11.8%
Agnico Eagle Mines Ltd. (1)	24,161	1,089,555
Alimentation Couche-Tard, Inc., Class B (1)	5,454	261,429
Bank of Montreal (1)	11,490	843,675
Bank of Nova Scotia (The) (1)	15,971	960,748
Barrick Gold Corp. (1)	41,614	662,012
BCE, Inc. (1)	49,662	2,236,475
Cameco Corp. (1)	4,118	37,503
Canadian Imperial Bank of Commerce (1)	10,966	891,199
Canadian National Railway Co. (1)	13,103	1,063,154
Canadian Utilities Ltd., Class A (1)	3,301	106,071
CI Financial Corp. (1)	44,349	945,255
Constellation Software, Inc. (1)	221	115,614
Eldorado Gold Corp. (1)	17,190	45,600
Emera, Inc. (1)	2,988	111,082
Empire Co. Ltd., Class A (1)	21,226	362,060
Fairfax Financial Holdings Ltd. (1)	132	57,206
Fortis, Inc. (1)	8,102	284,770
Franco-Nevada Corp. (1)	9,482	684,169
George Weston Ltd. (1)	4,173	377,752
Goldcorp, Inc. (1)	25,367	327,064
Hydro One Ltd. (1)(b)	39,020	698,978

INVESTMENTS	SHARES	VALUE ($)
Canada - 11.8% (continued)
Imperial Oil Ltd. (1)	19,218	560,179
Intact Financial Corp. (1)	13,650	1,031,118
Kinross Gold Corp. (1)*	145,815	592,570
Loblaw Cos. Ltd. (1)	13,227	735,808
Metro, Inc. (1)	9,075	298,674
Power Financial Corp. (1)	15,418	395,556
Rogers Communications, Inc., Class B (1)	12,913	609,902
Royal Bank of Canada (1)	17,262	1,253,385
Saputo, Inc. (1)	24,465	778,209
Shaw Communications, Inc., Class B (1)	12,674	276,486
Sun Life Financial, Inc.(1)	3,868	138,279
Suncor Energy, Inc. (1)	3,231	94,404
Thomson Reuters Corp. (1)	6,653	308,024
Toronto-Dominion Bank (The) (1)	24,133	1,216,141
Wheaton Precious Metals Corp. (1)	25,060	497,799
Yamana Gold, Inc. (1)	40,468	97,675

		21,045,580

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	337,393
Yangzijiang Shipbuilding Holdings Ltd.	38,200	33,010

		370,403

Denmark - 2.5%
Coloplast A/S, Class B	18,395	1,537,553
Danske Bank A/S	3,404	130,962
DONG Energy A/S (b)	6,377	287,833
DSV A/S	8,960	550,360
ISS A/S	7,507	294,884
Novo Nordisk A/S, Class B	37,524	1,612,304

		4,413,896

Finland - 1.2%
Kone OYJ, Class B	10,518	535,104
Neste OYJ	13,146	518,754
Orion OYJ, Class B	11,226	717,126
Sampo OYJ, Class A	8,074	414,242

		2,185,226

France - 5.9%
Aeroports de Paris	2,096	337,860
Airbus SE	1,757	144,997
BNP Paribas SA	4,427	318,712
Bouygues SA	13,306	560,585
Cie Generale des Etablissements Michelin	2,529	336,595
Danone SA	9,842	738,717
Dassault Systemes SE	5,841	523,884
Electricite de France SA	1,824	19,763
Engie SA	28,265	426,625
Essilor International SA	289	36,764
Hermes International	2,019	997,338
Iliad SA	1,040	245,781
Imerys SA	2,048	178,266
Lagardere SCA	3,911	123,409
L’Oreal SA	8,096	1,688,134
LVMH Moet Hennessy Louis Vuitton SE	493	123,277
Pernod Ricard SA	898	120,249
Sanofi	3,386	324,446
Societe BIC SA	6,906	820,029

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
France - 5.9% (continued)
Societe Generale SA	3,404	183,563
Sodexo SA	4,294	554,967
Suez	2,973	55,049
Thales SA	5,982	643,809
TOTAL SA	14,474	718,591
Vinci SA	3,641	310,583

		10,531,993

Germany - 3.9%
Allianz SE (Registered)	1,710	337,455
Bayer AG (Registered)	2,729	353,706
Beiersdorf AG	7,238	761,305
Covestro AG (b)	1,095	79,381
Deutsche Post AG (Registered)	5,438	204,133
Fresenius Medical Care AG & Co. KGaA	177	17,080
FUCHS PETROLUB SE (Preference)	692	37,716
Hannover Rueck SE	529	63,540
Henkel AG & Co. KGaA (Preference)	3,986	549,645
HUGO BOSS AG	4,290	300,739
Innogy SE (b)	17,427	685,865
MAN SE	18,018	1,932,332
Merck KGaA	458	55,417
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	1,863	376,983
SAP SE	6,643	695,332
Siemens AG (Registered)	2,993	411,699
TUI AG	3,797	55,352

		6,917,680

Hong Kong - 4.1%
CK Hutchison Holdings Ltd.	38,500	483,158
CLP Holdings Ltd.	119,500	1,263,634
Galaxy Entertainment Group Ltd.	107,000	649,416
Hang Seng Bank Ltd.	16,800	351,459
HK Electric Investments & HK Electric Investments Ltd. (b)	547,000	502,919
HKT Trust & HKT Ltd.	116,000	152,141
Hong Kong & China Gas Co. Ltd.	615,014	1,156,644
MTR Corp. Ltd.	212,500	1,195,808
Power Assets Holdings Ltd.	79,500	701,746
SJM Holdings Ltd.	484,000	509,977
WH Group Ltd. (b)	83,000	83,811
Yue Yuen Industrial Holdings Ltd.	51,500	213,596

		7,264,309

Italy - 0.3%
Enel SpA	89,661	480,897

Japan - 27.1%
ABC-Mart, Inc.	7,900	465,565
Acom Co. Ltd. *	33,800	154,712
Ajinomoto Co., Inc.	7,100	153,532
Amada Holdings Co. Ltd.	2,000	23,199
ANA Holdings, Inc.	49,000	170,617
Asahi Glass Co. Ltd.	800	33,786
Asahi Group Holdings Ltd.	7,500	282,452
Asics Corp.	1,900	35,311
Astellas Pharma, Inc.	107,800	1,321,272
Bandai Namco Holdings, Inc.	21,600	738,015

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.1% (continued)
Benesse Holdings, Inc.	8,800	332,677
Bridgestone Corp.	18,200	786,815
Brother Industries Ltd.	13,900	321,966
Calbee, Inc.	20,300	798,459
Canon, Inc.	26,200	891,201
Central Japan Railway Co.	2,500	408,292
Chubu Electric Power Co., Inc.	8,300	110,379
Chugai Pharmaceutical Co. Ltd.	8,400	314,714
Daiichi Sankyo Co. Ltd.	10,200	240,750
East Japan Railway Co.	4,300	411,924
Eisai Co. Ltd.	3,800	210,245
FamilyMart UNY Holdings Co. Ltd.	1,400	80,172
FANUC Corp.	1,200	232,255
Fast Retailing Co. Ltd.	800	267,540
FUJIFILM Holdings Corp.	3,100	111,778
Fujitsu Ltd.	10,000	73,963
Hakuhodo DY Holdings, Inc.	52,200	695,184
Hirose Electric Co. Ltd.	700	100,173
Hisamitsu Pharmaceutical Co., Inc.	13,500	647,239
Hitachi Chemical Co. Ltd.	11,400	341,779
Hitachi Metals Ltd.	27,500	383,690
Hoshizaki Corp.	5,100	462,728
Hoya Corp.	12,600	655,973
ITOCHU Corp.	8,400	125,067
Japan Airlines Co. Ltd.	32,800	1,016,002
Japan Airport Terminal Co. Ltd.	6,200	238,016
Japan Post Bank Co. Ltd.	2,600	33,377
Japan Tobacco, Inc.	14,700	516,677
Kajima Corp.	74,000	625,420
Kamigumi Co. Ltd.	58,000	609,686
Kao Corp.	8,400	499,450
KDDI Corp.	58,500	1,547,186
Kikkoman Corp.	5,000	159,941
Kirin Holdings Co. Ltd.	14,400	293,740
Komatsu Ltd.	7,000	179,672
Konica Minolta, Inc.	18,100	151,006
Kose Corp.	5,800	636,090
Kuraray Co. Ltd.	1,300	23,672
Kurita Water Industries Ltd.	8,500	232,510
Lawson, Inc.	4,100	286,931
M3, Inc.	5,800	160,001
Makita Corp.	8,800	325,899
Mazda Motor Corp.	14,800	207,924
McDonald’s Holdings Co. Japan Ltd.	6,100	234,005
MEIJI Holdings Co. Ltd.	3,800	308,138
Mitsubishi Electric Corp.	14,000	202,476
Mitsubishi Motors Corp.	11,000	72,745
Mitsubishi Tanabe Pharma Corp.	39,700	918,344
Mitsui & Co. Ltd.	7,900	113,095
Mixi, Inc.	3,300	183,643
Mizuho Financial Group, Inc.	56,600	103,775
Murata Manufacturing Co. Ltd.	400	61,066
Nabtesco Corp.	3,200	93,325
Nexon Co. Ltd.	53,900	1,069,153
NH Foods Ltd.	5,000	152,100
Nidec Corp.	600	61,644
Nikon Corp.	7,500	120,219
Nippon Express Co. Ltd.	61,000	382,785
Nippon Paint Holdings Co. Ltd.	1,100	41,849

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.1% (continued)
Nippon Telegraph & Telephone Corp.	32,100	1,515,252
Nissan Motor Co. Ltd.	10,900	108,836
Nisshin Seifun Group, Inc.	8,400	138,093
Nissin Foods Holdings Co. Ltd.	8,800	550,260
Nitori Holdings Co. Ltd.	1,900	254,340
Nitto Denko Corp.	6,900	569,811
Nomura Research Institute Ltd.	1,287	50,845
Obayashi Corp.	45,600	537,265
Omron Corp.	26,100	1,136,117
Oracle Corp. Japan	15,800	1,027,754
Oriental Land Co. Ltd.	9,100	616,753
Osaka Gas Co. Ltd.	356,000	1,457,764
Otsuka Corp.	11,100	690,465
Otsuka Holdings Co. Ltd.	8,700	371,449
Pola Orbis Holdings, Inc.	18,500	489,447
Recruit Holdings Co. Ltd.	96,600	1,662,475
Rinnai Corp.	200	18,685
Sankyo Co. Ltd.	1,500	50,955
Secom Co. Ltd.	600	45,651
Seven & i Holdings Co. Ltd.	14,600	602,461
Seven Bank Ltd.	58,400	209,391
Shimamura Co. Ltd.	3,300	404,554
Shimizu Corp.	23,000	244,389
Shionogi & Co. Ltd.	11,100	618,913
SMC Corp.	100	30,569
Start Today Co. Ltd.	11,600	285,878
Subaru Corp.	23,500	796,839
Sumitomo Corp.	3,800	49,553
Sumitomo Dainippon Pharma Co. Ltd.	51,400	701,604
Sumitomo Mitsui Financial Group, Inc.	3,900	152,273
Sumitomo Rubber Industries Ltd.	1,800	30,484
Sundrug Co. Ltd.	16,500	615,489
Suntory Beverage & Food Ltd.	9,400	436,920
Suzuki Motor Corp.	8,400	400,159
Sysmex Corp.	8,000	478,830
Taisei Corp.	62,000	567,086
Takeda Pharmaceutical Co. Ltd.	3,300	167,538
Toho Gas Co. Ltd.	107,000	779,390
Tohoku Electric Power Co., Inc.	2,200	30,490
Tokyo Electron Ltd.	1,000	135,193
Tokyo Gas Co. Ltd.	270,000	1,406,348
TOTO Ltd.	1,500	57,472
Toyo Suisan Kaisha Ltd.	23,300	893,941
Trend Micro, Inc.	14,100	728,731
Tsuruha Holdings, Inc.	3,800	403,802
Unicharm Corp.	1,200	30,211
USS Co. Ltd.	1,600	31,890
West Japan Railway Co.	4,900	346,702
Yakult Honsha Co. Ltd.	3,900	265,836
Yamada Denki Co. Ltd.	7,900	39,279
Yamato Holdings Co. Ltd.	12,600	255,976
Yamazaki Baking Co. Ltd.	23,400	466,524
Yokogawa Electric Corp.	4,600	74,029

		48,275,947

Luxembourg - 0.0% (c)
Millicom International Cellular SA, SDR	1,525	90,201

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 1.1%
Heineken NV	2,163	210,318
Koninklijke Ahold Delhaize NV	49,943	953,274
Koninklijke Vopak NV	2,529	117,191
Randstad Holding NV	7,199	419,710
Royal Dutch Shell plc, Class B	8,717	234,020

		1,934,513

Norway - 1.7%
Gjensidige Forsikring ASA	16,603	283,412
Marine Harvest ASA *(a)	26,509	453,548
Norsk Hydro ASA	15,187	84,045
Orkla ASA	76,822	780,820
Schibsted ASA, Class A	5,112	123,469
Telenor ASA	69,894	1,159,558
Yara International ASA	3,176	119,425

		3,004,277

Portugal - 0.1%
EDP - Energias de Portugal SA	58,272	190,620
Jeronimo Martins SGPS SA	2,999	58,552

		249,172

Singapore - 4.0%
ComfortDelGro Corp. Ltd.	160,000	267,249
DBS Group Holdings Ltd.	76,600	1,152,890
Oversea-Chinese Banking Corp. Ltd.	139,800	1,095,102
SATS Ltd.	62,100	230,371
Singapore Airlines Ltd.	103,300	759,177
Singapore Telecommunications Ltd.	560,800	1,583,744
StarHub Ltd. (a)	346,900	685,367
United Overseas Bank Ltd.	60,000	1,007,318
Wilmar International Ltd.	122,300	297,476

		7,078,694

South Africa - 0.4%
Mondi plc	24,720	648,202

Spain - 1.7%
Endesa SA	38,485	887,795
Iberdrola SA	131,907	1,045,287
Industria de Diseno Textil SA	17,691	679,423
Mapfre SA	65,467	229,148
Red Electrica Corp. SA	6,913	144,623

		2,986,276

Sweden - 4.4%
Assa Abloy AB, Class B	1,062	23,408
Atlas Copco AB, Class A	7,038	270,624
Essity AB, Class B*	17,630	482,357
Getinge AB, Class B	4,954	97,030
Hennes & Mauritz AB, Class B	52,382	1,305,990
ICA Gruppen AB	19,296	718,813
Investor AB, Class B	9,482	457,474
L E Lundbergforetagen AB, Class B	1,083	85,546
Nordea Bank AB	27,239	346,928
Sandvik AB	2,220	34,952
Skanska AB, Class B	18,442	437,923
SKF AB, Class B	5,941	120,640
Svenska Cellulosa AB SCA, Class B	17,630	133,371
Svenska Handelsbanken AB, Class A	2,802	40,131

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 4.4% (continued)
Swedbank AB, Class A	854	20,842
Swedish Match AB	36,094	1,271,621
Tele2 AB, Class B	33,841	354,643
Telefonaktiebolaget LM Ericsson, Class B	28,405	204,236
Telia Co. AB	206,738	952,771
Volvo AB, Class B	28,527	486,489

		7,845,789

Switzerland - 5.0%
ABB Ltd. (Registered)	9,534	236,645
Adecco Group AG (Registered)	1,995	151,984
Aryzta AG *	4,086	134,757
Chocoladefabriken Lindt & Spruengli AG	3	17,392
Coca-Cola HBC AG *	21,357	628,088
Kuehne + Nagel International AG (Registered)	6,770	1,131,832
Nestle SA (Registered)	21,363	1,863,231
Novartis AG (Registered)	10,829	904,510
Roche Holding AG	4,729	1,208,330
Schindler Holding AG	1,572	333,284
SGS SA (Registered)	108	261,866
Sika AG	24	154,083
Sonova Holding AG (Registered)	2,981	484,930
Swatch Group AG (The)	45	16,644
Swiss Re AG	6,636	608,142
Swisscom AG (Registered)	694	335,410
Wolseley plc	3,514	215,681
Zurich Insurance Group AG	638	186,200

		8,873,009

United Kingdom - 9.7%
Admiral Group plc	15,530	405,253
Associated British Foods plc	25,640	981,173
AstraZeneca plc	10,504	703,595
BAE Systems plc	42,854	353,772
BP plc	15,556	89,792
British American Tobacco plc	7,028	478,908
BT Group plc	195,497	751,734
Bunzl plc	3,697	110,216
Burberry Group plc	19,358	418,882
Centrica plc	338,443	882,406
Compass Group plc	10,673	225,283
Diageo plc	26,783	791,485
Direct Line Insurance Group plc	120,945	560,038
Dixons Carphone plc	7,700	28,464
easyJet plc	8,422	149,197
GKN plc	10,759	45,700
GlaxoSmithKline plc	23,655	503,550
HSBC Holdings plc	89,959	834,996
Imperial Brands plc	11,065	497,230
ITV plc	43,737	103,528
J Sainsbury plc	12,622	41,401
Kingfisher plc	113,011	442,655
Marks & Spencer Group plc	20,345	88,300
National Grid plc	112,344	1,391,997
Next plc	481	24,158
Pearson plc	85,764	772,213
Reckitt Benckiser Group plc	11,569	1,172,786
Royal Mail plc	197,122	1,081,346

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 9.7% (continued)
Sage Group plc (The)	17,119	153,403
Smith & Nephew plc	51,219	884,475
SSE plc	44,544	842,830
Tate & Lyle plc	21,446	184,830
Travis Perkins plc	2,417	45,819
Unilever NV, CVA	5,592	308,688
United Utilities Group plc	2,762	31,221
Vodafone Group plc	129,785	368,583
Whitbread plc	1,298	67,080
WPP plc	21,334	449,223

		17,266,210

United States - 0.0% (c)
Shire plc	1,638	90,318

TOTAL COMMON STOCKS (Cost $153,688,597)		168,470,168

SHORT-TERM INVESTMENT - 4.5%

Investment Company - 4.5%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $8,006,461) (d)	8,007,262	8,006,461

SECURITIES LENDING COLLATERAL - 0.8%

Investment Company - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $1,043,790) (d)(e)	1,043,790	1,043,790

	PRINCIPAL AMOUNT ($)
U.S. Treasury Obligations - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
U.S. Treasury Bonds 2.88%, 5/15/2043 (e)	57,928	58,955
3.63%, 8/15/2043 (e)	259,320	303,072
3.00%, 11/15/2044 (e)	50	52
U.S. Treasury Notes 1.50%, 12/31/2018 (e)	50	50
1.38%, 8/31/2020 (e)	600	599

TOTAL U.S. TREASURY OBLIGATIONS (Cost $362,728)		362,728

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,406,518)		1,406,518

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.9% (Cost $163,101,576)		177,883,147

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1% (f)		97,496

NET ASSETS - 100.0%		177,980,643

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$17,118,106	9.6%
Consumer Staples	33,178,354	18.5
Energy	4,371,546	2.5
Financials	19,851,755	11.2
Health Care	17,791,406	10.0
Industrials	26,821,493	15.0
Information Technology	8,499,552	4.8
Materials	7,659,359	4.3
Telecommunication Services	15,113,312	8.5
Utilities	18,065,285	10.2
Short-Term Investment	8,006,461	4.5
Securities Lending Collateral	1,406,518	0.8

Total Investments In Securities At Value	177,883,147	99.9
Other Assets in Excess of Liabilities (f)	97,496	0.1

Net Assets	$177,980,643	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $1,335,696.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $2,338,787, which represents approximately 1.31% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
81	JPMS	E-Mini MSCI EAFE Index Futures	09/2017	$7,673,775	$7,652,880	$(20,895)

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$274,379	$274,379

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 94.2%

Brazil - 4.0%
AES Tiete SA (1)	7,100	29,297
Ambev SA, ADR (1)	100,820	553,502
Engie Brasil Energia SA (1)	31,200	322,557
Equatorial Energia SA (1)	3,700	60,756
Localiza Rent a Car SA (1)*	15,130	206,794
Lojas Renner SA (1)*	3,300	27,393
Natura Cosmeticos SA (1)	2,700	20,856
Odontoprev SA (1)	157,200	552,328
Qualicorp SA (1)	6,100	53,121
Raia Drogasil SA (1)*	3,900	82,994
Sul America SA (1)	10,100	54,114
Telefonica Brasil SA, ADR (1)	3,051	41,158
TIM Participacoes SA, ADR (1)	13,556	200,629
Ultrapar Participacoes SA (1)	6,000	141,809
WEG SA (1)	34,580	184,961

		2,532,269

Chile - 4.1%
Aguas Andinas SA, Class A (1)	960,047	563,150
Banco de Chile (1)	5,389,559	706,348
Banco Santander Chile, ADR (1)	3,091	78,542
Cia Cervecerias Unidas SA, ADR (1)	5,150	135,136
Empresas COPEC SA (1)	6,440	70,480
Enel Americas SA, ADR (1)	29,987	282,778
Enel Chile SA, ADR (1)	10,836	59,598
Enel Generacion Chile SA, ADR (1)	5,424	122,799
SACI Falabella (1)	70,256	575,383

		2,594,214

China - 11.2%
Agricultural Bank of China Ltd., Class H *	664,000	313,819
ANTA Sports Products Ltd.	87,000	287,417
Bank of China Ltd., Class H *	204,000	100,035
Bank of Communications Co. Ltd., Class H	158,000	111,465
Beijing Capital International Airport Co. Ltd., Class H	80,000	112,677
Belle International Holdings Ltd.	357,000	281,404
China Communications Services Corp. Ltd., Class H	1,004,000	578,332
China Construction Bank Corp., Class H	573,000	445,591
China Huishan Dairy Holdings Co. Ltd. (3)(a)	700,000	1
China Merchants Bank Co. Ltd., Class H	22,000	66,294
China Mobile Ltd.	79,000	837,542
China Petroleum & Chemical Corp., Class H	338,000	264,655
China Resources Beer Holdings Co. Ltd.	8,000	20,175
China Resources Gas Group Ltd.	92,000	313,755
China Resources Power Holdings Co. Ltd.	14,000	27,482
China Telecom Corp. Ltd., Class H	574,000	272,571
China Unicom Hong Kong Ltd. *	38,000	56,406
CSPC Pharmaceutical Group Ltd.	384,000	560,874
ENN Energy Holdings Ltd.	50,000	301,655
Great Wall Motor Co. Ltd., Class H	55,500	68,494
Guangdong Investment Ltd.	510,000	702,863
Hengan International Group Co. Ltd.	14,500	106,968

INVESTMENTS	SHARES	VALUE ($)
China - 11.2% (continued)
Industrial & Commercial Bank of China Ltd., Class H *	669,000	451,497
Jiangsu Expressway Co. Ltd., Class H	170,000	239,836
People’s Insurance Co. Group of China Ltd. (The), Class H	55,000	23,101
PICC Property & Casualty Co. Ltd., Class H	56,000	93,526
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	40,000	31,381
Shenzhou International Group Holdings Ltd.	11,000	72,329
Tencent Holdings Ltd.	1,600	57,400
Tsingtao Brewery Co. Ltd., Class H *	36,000	159,305
Want Want China Holdings Ltd.	237,000	159,919
Zhuzhou CRRC Times Electric Co. Ltd., Class H	10,000	49,048

		7,167,817

Hong Kong - 1.4%
China Gas Holdings Ltd.	30,000	60,565
Haier Electronics Group Co. Ltd. *	62,000	161,194
Sino Biopharmaceutical Ltd.	477,000	421,775
Sun Art Retail Group Ltd.	281,000	223,677

		867,211

India - 8.2%
Axis Bank Ltd., GDR	6,212	247,431
Dr Reddy’s Laboratories Ltd., ADR (1)	15,034	633,533
ICICI Bank Ltd., ADR (1)	44,196	396,436
Infosys Ltd., ADR (1)	56,748	852,355
Larsen & Toubro Ltd., GDR	14,204	366,646
Reliance Industries Ltd., GDR *(b)	20,443	866,265
State Bank of India, GDR	11,325	481,470
Tata Motors Ltd., ADR (1)	15,253	503,501
Wipro Ltd., ADR (1)(c)	174,400	906,880

		5,254,517

Indonesia - 2.8%
Bank Central Asia Tbk. PT	119,600	163,113
Hanjaya Mandala Sampoerna Tbk. PT	1,006,800	290,105
Indofood CBP Sukses Makmur Tbk. PT	38,500	25,442
Kalbe Farma Tbk. PT	2,844,500	346,273
Semen Indonesia Persero Tbk. PT	43,000	32,248
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	374,433
Unilever Indonesia Tbk. PT	153,200	560,517

		1,792,131

Malaysia - 7.2%
British American Tobacco Malaysia Bhd.	8,800	89,043
DiGi.Com Bhd.	435,400	507,133
IHH Healthcare Bhd.	214,300	287,154
Kuala Lumpur Kepong Bhd.	23,500	136,171
Malayan Banking Bhd.	146,300	328,167
Maxis Bhd.	126,400	163,425
MISC Bhd.	19,300	33,568
Petronas Chemicals Group Bhd.	44,700	73,926
Petronas Gas Bhd.	147,800	638,164
Public Bank Bhd.	192,400	910,642
Telekom Malaysia Bhd.	315,500	488,755
Tenaga Nasional Bhd.	106,100	349,553

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Malaysia - 7.2% (continued)
Westports Holdings Bhd.	660,700	560,199

		4,565,900

Mexico - 6.3%
Arca Continental SAB de CV (1)	71,200	535,077
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	194,318
Fomento Economico Mexicano SAB de CV, ADR (1)	2,487	244,572
Gentera SAB de CV (1)	90,600	135,934
Gruma SAB de CV, Class B (1)	28,310	369,194
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	5,821	653,698
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,979	416,382
Grupo Bimbo SAB de CV, Series A (1)	63,100	158,543
Grupo Carso SAB de CV, Series A1 (1)	8,700	36,638
Grupo Lala SAB de CV (1)	143,900	263,557
Infraestructura Energetica Nova SAB de CV (1)	22,100	117,814
Kimberly-Clark de Mexico SAB de CV, Class A (1)	18,000	38,085
Wal-Mart de Mexico SAB de CV (1)	359,700	834,998

		3,998,810

Philippines - 0.8%
Bank of the Philippine Islands	183,230	377,719
BDO Unibank, Inc.	10,890	26,772
Jollibee Foods Corp.	5,120	20,687
Universal Robina Corp.	19,220	62,085

		487,263

Poland - 3.1%
Bank Pekao SA	9,562	321,955
Bank Zachodni WBK SA	2,808	259,259
Eurocash SA	17,407	145,618
LPP SA	135	260,564
PGE Polska Grupa Energetyczna SA	110,782	361,953
Polski Koncern Naftowy ORLEN SA	10,761	325,045
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	51,571
Powszechna Kasa Oszczednosci Bank Polski SA *	4,356	40,499
Powszechny Zaklad Ubezpieczen SA	17,603	211,793

		1,978,257

Russia - 0.5%
PhosAgro PJSC, GDR	5,439	72,181
Severstal PJSC, GDR	20,460	268,210

		340,391

South Africa - 6.8%
Barclays Africa Group Ltd.	2,531	27,830
Bidvest Group Ltd. (The)	22,037	265,378
Brait SE *	17,920	82,858
Capitec Bank Holdings Ltd.	5,945	377,170
Mondi Ltd.	9,494	245,881
Mr Price Group Ltd.	15,404	183,642
Nedbank Group Ltd.	2,862	45,699
Netcare Ltd.	80,072	157,463
Pick n Pay Stores Ltd.	129,535	583,898

INVESTMENTS	SHARES	VALUE ($)
South Africa - 6.8% (continued)
Pioneer Foods Group Ltd.	1,933	20,018
RMB Holdings Ltd.	75,209	337,881
Shoprite Holdings Ltd.	19,349	295,041
Sibanye Gold Ltd.	14,106	16,208
SPAR Group Ltd. (The)	20,243	238,538
Telkom SA SOC Ltd.	11,944	56,184
Tiger Brands Ltd.	11,828	332,550
Truworths International Ltd.	7,639	41,734
Vodacom Group Ltd.	81,211	1,020,464

		4,328,437

South Korea - 15.4%
Amorepacific Corp.	476	126,419
BGF retail Co. Ltd.	4,614	407,638
Celltrion, Inc. *	223	22,426
Cheil Worldwide, Inc.	8,801	141,556
CJ Korea Express Corp. *	192	30,297
Coway Co. Ltd.	2,627	238,747
Dongbu Insurance Co. Ltd.	9,486	563,734
Hanmi Pharm Co. Ltd. *	618	201,410
Hanmi Science Co. Ltd. *	2,119	156,156
Hanon Systems	34,155	307,604
Hanssem Co. Ltd.	1,466	235,759
Hanwha Life Insurance Co. Ltd.	15,054	91,545
Hyundai Glovis Co. Ltd.	2,099	288,034
Hyundai Marine & Fire Insurance Co. Ltd.	11,393	391,863
Hyundai Mobis Co. Ltd.	689	150,624
Kangwon Land, Inc.	11,440	348,605
KEPCO Plant Service & Engineering Co. Ltd.	1,770	68,328
Kia Motors Corp.	10,074	336,428
Korea Electric Power Corp.	3,826	136,434
Korea Zinc Co. Ltd.	73	29,089
KT Corp.	1,517	43,254
KT&G Corp.	4,734	484,249
LG Chem Ltd.	1,339	340,740
LG Household & Health Care Ltd.	124	107,744
LG Uplus Corp.	27,611	376,551
NAVER Corp.	728	533,646
NCSoft Corp.	838	277,958
Ottogi Corp.	26	17,960
S-1 Corp.	8,200	695,244
Samsung Biologics Co. Ltd. *(b)	1,485	378,808
Samsung Electronics Co. Ltd.	470	978,926
Samsung Fire & Marine Insurance Co. Ltd.	1,141	280,856
Samsung Life Insurance Co. Ltd.	2,063	210,905
Samsung SDS Co. Ltd.	2,010	324,200
SK Hynix, Inc.	2,024	119,173
SK Telecom Co. Ltd.	1,506	350,189

		9,793,099

Taiwan - 13.7%
Advantech Co. Ltd.	32,998	233,601
Asustek Computer, Inc.	32,000	302,232
Chang Hwa Commercial Bank Ltd.	600,120	344,117
Cheng Shin Rubber Industry Co. Ltd.	16,000	34,027
Chunghwa Telecom Co. Ltd.	255,600	906,741
Delta Electronics, Inc.	3,000	16,411
E.Sun Financial Holding Co. Ltd.	148,500	91,259

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 13.7% (continued)
Far EasTone Telecommunications Co. Ltd.	344,000	876,162
Feng TAY Enterprise Co. Ltd.	19,040	84,141
First Financial Holding Co. Ltd.	1,140,113	762,357
Formosa Petrochemical Corp.	121,000	417,311
Hon Hai Precision Industry Co. Ltd.	44,583	171,377
Hua Nan Financial Holdings Co. Ltd.	542,738	314,851
Lite-On Technology Corp.	31,023	50,922
MediaTek, Inc.	5,000	42,776
Mega Financial Holding Co. Ltd.	518,000	430,617
Micro-Star International Co. Ltd. *	80,000	185,696
Nien Made Enterprise Co. Ltd.	26,000	288,315
Novatek Microelectronics Corp.	22,000	88,836
President Chain Store Corp.	103,000	925,480
Realtek Semiconductor Corp.	62,442	224,593
Taiwan Cooperative Financial Holding Co. Ltd.	308,160	163,582
Taiwan Mobile Co. Ltd. *	225,000	846,939
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	16,131	563,940
Teco Electric and Machinery Co. Ltd.	21,000	20,176
Uni-President Enterprises Corp.	176,172	353,108

		8,739,567

Thailand - 7.1%
Advanced Info Service PCL, NVDR	19,100	99,732
Airports of Thailand PCL, NVDR	638,400	886,998
Bangkok Bank PCL, NVDR	17,300	94,142
Bangkok Dusit Medical Services PCL, NVDR	565,900	319,697
BTS Group Holdings PCL, NVDR	975,800	243,989
Bumrungrad Hospital PCL, NVDR	122,400	617,672
Delta Electronics Thailand PCL, NVDR	103,400	263,498
Electricity Generating PCL, NVDR	16,800	105,815
Glow Energy PCL, NVDR	133,300	308,916
Home Product Center PCL, NVDR	1,394,000	393,627
Kasikornbank PCL, NVDR	40,600	237,024
Krung Thai Bank PCL, NVDR	271,400	150,079
Robinson PCL, NVDR	182,600	312,895
Siam Cement PCL (The), NVDR	11,500	170,558
Siam Commercial Bank PCL (The), NVDR	75,600	345,636

		4,550,278

Turkey - 1.6%
BIM Birlesik Magazalar A/S	42,056	779,745
Turk Telekomunikasyon A/S *	79,694	141,286
Turkcell Iletisim Hizmetleri A/S	26,773	88,074

		1,009,105

TOTAL COMMON STOCKS (Cost $55,921,985)		59,999,266

SHORT-TERM INVESTMENT - 5.0%

Investment Company - 5.0%
Limited Purpose Cash Investment Fund, 0.81%
(Cost $3,231,643) (d)	3,231,966	3,231,643

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 1.4%

Investment Company - 1.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $882,000) (d)(e)	882,000	882,000

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.6% (Cost $60,035,628)		64,112,909

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)% (f)		(404,746)

NET ASSETS - 100.0%		63,708,163

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$5,356,070	8.4%
Consumer Staples	10,082,247	15.8
Energy	2,137,137	3.4
Financials	11,689,526	18.3
Health Care	4,740,070	7.4
Industrials	5,358,890	8.4
Information Technology	6,194,420	9.8
Materials	1,249,041	2.0
Telecommunication Services	8,325,962	13.1
Utilities	4,865,903	7.6
Short-Term Investment	3,231,643	5.0
Securities Lending Collateral	882,000	1.4

Total Investments In Securities At Value	64,112,909	100.6
Liabilities in Excess of Other Assets (f)	(404,746)	(0.6)

Net Assets	$63,708,163	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $1, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $1,245,073, which represents approximately 1.95% of net assets of the fund.
(c)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $804,384.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
60	JPMS	E-Mini MSCI Emerging Markets Index Futures	09/2017	$3,019,269	$3,024,900	$5,631

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMS
Cash	$—	$132,782	$132,782

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 89.3%

Australia - 2.0%
Aristocrat Leisure Ltd.	12,732	220,734
ASX Ltd.	891	36,710
Aurizon Holdings Ltd.	31,293	128,893
Australia & New Zealand Banking Group Ltd.	13,631	300,859
Bendigo & Adelaide Bank Ltd.	8,000	68,101
BGP Holdings plc (3)*(a)	96,388	1,986
BHP Billiton Ltd.	14,837	264,453
CIMIC Group Ltd.	22,359	667,145
Computershare Ltd.	2,187	23,768
Crown Resorts Ltd.	6,397	60,375
Goodman Group, REIT	8,333	50,363
GPT Group (The), REIT	14,922	54,883
Harvey Norman Holdings Ltd.	16,547	48,590
LendLease Group	2,927	37,461
Mirvac Group, REIT	33,659	55,041
Newcrest Mining Ltd.	14,849	230,453
Orica Ltd.	20,711	329,118
Origin Energy Ltd. *	39,554	208,557
Qantas Airways Ltd.	12,471	54,817
QBE Insurance Group Ltd.	15,809	143,490
Scentre Group, REIT	25,938	80,644
South32 Ltd.	162,179	334,009
Stockland, REIT	17,557	59,043
Vicinity Centres, REIT	26,832	52,945
Westfield Corp., REIT	9,064	55,904

		3,568,342

Belgium - 0.5%
Ageas	1,474	59,360
Solvay SA	579	77,708
UCB SA	9,620	661,629

		798,697

Canada - 2.7%
Bank of Montreal (1)	1,401	102,871
Bank of Nova Scotia (The) (1)	1,109	66,713
BlackBerry Ltd. (1)*	12,163	121,555
Canadian Imperial Bank of Commerce (1)	4,869	395,700
Canadian Tire Corp. Ltd., Class A (1)	2,198	250,106
CCL Industries, Inc., Class B (1)	1,225	61,977
CGI Group, Inc., Class A (1)*	1,048	53,548
Crescent Point Energy Corp. (1)	1,800	13,769
Dollarama, Inc. (1)	7,874	752,365
Great-West Lifeco, Inc. (1)	1,345	36,456
Husky Energy, Inc. (1)*	29,755	337,750
Industrial Alliance Insurance & Financial Services, Inc. (1)	10,384	450,496
Magna International, Inc. (1)	2,430	112,562
Manulife Financial Corp. (1)	9,122	171,002
Methanex Corp. (1)	7,597	335,386
Open Text Corp. (1)	4,149	130,952
Power Corp. of Canada (1)	1,646	37,545
RioCan REIT (1)	4,036	74,912
Royal Bank of Canada (1)	712	51,698
Saputo, Inc. (1)	4,965	157,932
Suncor Energy, Inc. (1)	12,494	365,051
Teck Resources Ltd., Class B (1)	7,232	125,367
Toronto-Dominion Bank (The) (1)	1,052	53,014

INVESTMENTS	SHARES	VALUE ($)
Canada - 2.7% (continued)
Veresen, Inc. (1)	7,006	99,082
West Fraser Timber Co. Ltd. (1)	6,788	321,289
Yamana Gold, Inc. (1)	25,720	62,079

		4,741,177

China - 0.1%
Yangzijiang Shipbuilding Holdings Ltd.	304,600	263,214

Denmark - 1.1%
Danske Bank A/S	12,280	472,449
TDC A/S	82,343	478,857
Vestas Wind Systems A/S	10,273	948,890

		1,900,196

Finland - 0.8%
Neste OYJ	10,141	400,174
Nokia OYJ	18,004	110,395
Orion OYJ, Class B	9,979	637,467
UPM-Kymmene OYJ	8,620	245,797

		1,393,833

France - 3.6%
Atos SE	8,592	1,205,549
BNP Paribas SA	5,095	366,803
Capgemini SE	2,359	243,691
Christian Dior SE (b)	370	105,797
Cie de Saint-Gobain	2,854	152,418
Cie Generale des Etablissements Michelin	2,847	378,919
CNP Assurances	13,685	307,177
Eiffage SA	1,457	132,355
Imerys SA	657	57,188
Klepierre, REIT	1,669	68,405
Lagardere SCA	2,155	67,999
Peugeot SA	56,415	1,124,332
Sanofi	9,930	951,492
Societe Generale SA	6,553	353,375
Sodexo SA	1,753	226,562
Thales SA	2,472	266,047
TOTAL SA	3,731	185,233
Unibail-Rodamco SE, REIT	614	154,714

		6,348,056

Germany - 3.6%
Allianz SE (Registered)	1,109	218,852
BASF SE	3,306	306,827
Bayer AG (Registered)	2,300	298,103
Commerzbank AG *	26,131	312,029
Covestro AG (c)	19,599	1,420,811
Deutsche Lufthansa AG (Registered)	36,174	824,389
Deutsche Post AG (Registered)	4,404	165,319
Evonik Industries AG	2,286	73,165
Fresenius SE & Co. KGaA	1,365	117,189
Hannover Rueck SE	602	72,308
HOCHTIEF AG	1,209	221,947
Infineon Technologies AG	5,507	116,972
Linde AG	540	102,791
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	2,012	407,134
OSRAM Licht AG	3,713	296,379

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 3.6% (continued)
Porsche Automobil Holding SE (Preference)	865	48,675
RWE AG *	36,768	734,471
Schaeffler AG (Preference)	9,565	137,225
Siemens AG (Registered)	3,134	431,094
TUI AG	4,095	59,696

		6,365,376

Hong Kong - 1.6%
ASM Pacific Technology Ltd.	1,082	14,599
Cheung Kong Property Holdings Ltd.	52,201	408,488
CK Infrastructure Holdings Ltd.	2,749	23,092
Hong Kong Exchanges & Clearing Ltd.	5,269	136,121
Kerry Properties Ltd.	179,000	607,774
Link REIT	10,829	82,377
New World Development Co. Ltd.	308,000	390,419
NWS Holdings Ltd.	7,500	14,750
PCCW Ltd.	19,406	11,029
Sino Land Co. Ltd.	52,000	85,196
SJM Holdings Ltd.	169,000	178,071
Sun Hung Kai Properties Ltd.	19,000	279,113
Wharf Holdings Ltd. (The)	26,000	215,142
Wheelock & Co. Ltd.	27,000	203,650
Yue Yuen Industrial Holdings Ltd.	17,123	71,017

		2,720,838

Italy - 0.9%
Assicurazioni Generali SpA	15,795	260,715
Enel SpA	106,568	571,577
Eni SpA	16,686	250,755
Leonardo SpA	11,333	188,692
Mediobanca SpA	26,608	263,234

		1,534,973

Japan - 7.3%
Aeon Mall Co. Ltd.	700	13,830
ANA Holdings, Inc.	38,000	132,316
Aozora Bank Ltd.	26,000	99,265
Asahi Group Holdings Ltd.	2,900	109,215
Astellas Pharma, Inc.	43,300	530,715
Bandai Namco Holdings, Inc.	8,500	290,422
Brother Industries Ltd.	13,800	319,650
Chubu Electric Power Co., Inc.	3,900	51,865
Daiichi Sankyo Co. Ltd.	3,400	80,250
Daito Trust Construction Co. Ltd.	486	75,717
Daiwa House Industry Co. Ltd.	2,451	83,887
DeNA Co. Ltd.	6,500	146,090
FUJIFILM Holdings Corp.	4,444	160,239
Fujitsu Ltd.	50,115	370,664
Hikari Tsushin, Inc.	700	73,749
Hitachi Chemical Co. Ltd.	7,100	212,862
Hitachi High-Technologies Corp.	13,058	508,517
Hitachi Ltd.	36,000	221,965
Hulic Co. Ltd.	1,500	15,361
Idemitsu Kosan Co. Ltd.	3,700	105,260
Japan Airlines Co. Ltd.	3,500	108,415
Japan Real Estate Investment Corp., REIT	10	49,709
Japan Retail Fund Investment Corp., REIT	37	68,279
JXTG Holdings, Inc.	15,600	68,258

INVESTMENTS	SHARES	VALUE ($)
Japan - 7.3% (continued)
Kajima Corp.	63,000	532,452
Kamigumi Co. Ltd.	5,000	52,559
Kao Corp.	3,600	214,050
Keyence Corp.	200	88,046
Kirin Holdings Co. Ltd.	3,400	69,355
Kyushu Financial Group, Inc.	7,900	50,059
Lion Corp.	3,400	70,522
Mebuki Financial Group, Inc.	45,000	168,018
Mitsubishi Corp.	6,800	142,943
Mitsubishi Electric Corp.	13,300	192,353
Mitsubishi Estate Co. Ltd.	5,764	107,745
Mitsubishi Gas Chemical Co., Inc.	15,900	337,707
Mitsubishi UFJ Financial Group, Inc.	18,100	122,085
Mitsui Chemicals, Inc.	18,000	95,857
Mitsui Fudosan Co. Ltd.	4,598	110,161
Mixi, Inc.	4,200	233,727
Mizuho Financial Group, Inc.	138,600	254,119
MS&AD Insurance Group Holdings, Inc.	9,900	333,914
NH Foods Ltd.	3,000	91,260
Nintendo Co. Ltd.	400	133,917
Nippon Building Fund, Inc., REIT	12	61,228
Nippon Express Co. Ltd.	62,000	389,060
Nippon Telegraph & Telephone Corp.	7,196	339,681
Nomura Holdings, Inc.	10,300	62,114
Nomura Real Estate Holdings, Inc.	1,000	19,680
Nomura Research Institute Ltd.	1,200	47,408
NTT DOCOMO, Inc.	5,300	125,349
Obayashi Corp.	10,500	123,712
ORIX Corp.	15,300	238,066
Panasonic Corp.	8,700	118,540
Pola Orbis Holdings, Inc.	5,800	153,448
Rakuten, Inc.	16,200	191,175
Resona Holdings, Inc.	87,500	483,334
Sega Sammy Holdings, Inc.	12,400	167,179
Seiko Epson Corp.	9,000	200,812
Sekisui House Ltd.	2,900	51,253
Seven & i Holdings Co. Ltd.	1,800	74,276
Shimamura Co. Ltd.	2,300	281,962
Shin-Etsu Chemical Co. Ltd.	500	45,506
Shionogi & Co. Ltd.	900	50,182
SoftBank Group Corp.	1,300	105,677
Sompo Holdings, Inc.	11,300	438,608
Start Today Co. Ltd.	1,900	46,825
Subaru Corp.	8,800	298,391
Sumitomo Dainippon Pharma Co. Ltd.	3,800	51,870
Sumitomo Heavy Industries Ltd.	7,000	46,449
Sumitomo Mitsui Financial Group, Inc.	9,400	367,018
Sumitomo Realty & Development Co. Ltd.	2,624	81,261
Taisei Corp.	43,000	393,302
Takeda Pharmaceutical Co. Ltd.	4,200	213,230
Tokyo Tatemono Co. Ltd.	1,200	15,774
Tokyu Fudosan Holdings Corp.	2,900	17,198
Toyoda Gosei Co. Ltd.	2,400	57,507
Toyota Motor Corp.	4,400	231,279

		12,885,703

Netherlands - 1.5%
ABN AMRO Group NV, CVA (c)	13,935	369,164
ASML Holding NV	1,683	219,384

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 1.5% (continued)
ING Groep NV	19,668	339,524
Koninklijke DSM NV	2,854	207,579
Koninklijke Philips NV	2,041	72,657
NN Group NV	13,457	477,495
Randstad Holding NV	2,698	157,296
Royal Dutch Shell plc, Class B	14,108	378,749
Wolters Kluwer NV	11,307	478,207

		2,700,055

Singapore - 0.2%
Genting Singapore plc	341,500	269,056
Sembcorp Industries Ltd.	4,477	10,009
Singapore Exchange Ltd.	4,067	21,675

		300,740

South Africa - 0.2%
Investec plc	15,360	114,769
Mondi plc	10,041	263,293

		378,062

Spain - 1.3%
Aena SA (c)	1,152	224,956
Banco Bilbao Vizcaya Argentaria SA	43,202	359,870
Banco Santander SA	118,519	786,952
Endesa SA	4,402	101,548
Mapfre SA	87,990	307,984
Repsol SA	36,703	562,697

		2,344,007

Sweden - 0.6%
Boliden AB	13,930	380,776
Electrolux AB, Series B	7,674	251,640
Investor AB, Class B	2,204	106,335
Kinnevik AB, Class B	1,380	42,307
Skandinaviska Enskilda Banken AB, Class A	10,218	123,706
Telefonaktiebolaget LM Ericsson, Class B	19,539	140,488

		1,045,252

Switzerland - 3.5%
ABB Ltd. (Registered)	21,125	524,346
Adecco Group AG (Registered)	9,893	753,670
Coca-Cola HBC AG *	15,674	460,957
Dufry AG (Registered) *	358	58,751
Idorsia Ltd. *	479	9,041
Lonza Group AG (Registered) *	420	90,979
Nestle SA (Registered)	2,338	203,915
Novartis AG (Registered)	1,569	131,053
Partners Group Holding AG	328	203,659
Roche Holding AG	3,798	970,446
Sika AG	130	834,617
Swiss Life Holding AG (Registered) *	1,990	673,161
Swiss Re AG	5,580	511,367
Wolseley plc	1,392	85,438
Zurich Insurance Group AG	2,009	586,325

		6,097,725

United Kingdom - 5.1%
3i Group plc	9,545	112,226
Aberdeen Asset Management plc	29,174	114,861

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 5.1% (continued)
Ashtead Group plc	21,043	435,435
Barclays plc	305,304	807,460
Barratt Developments plc	73,193	537,549
Berkeley Group Holdings plc	1,863	78,338
British Land Co. plc (The), REIT	7,594	59,951
BT Group plc	163,418	628,382
Burberry Group plc	5,406	116,979
Compass Group plc	4,373	92,305
Dixons Carphone plc	32,041	118,445
Fiat Chrysler Automobiles NV *	28,206	297,984
GKN plc	40,370	171,475
GlaxoSmithKline plc	24,418	519,792
Hammerson plc, REIT	10,045	75,156
HSBC Holdings plc	55,074	511,195
Kingfisher plc	57,555	225,438
Land Securities Group plc, REIT	4,952	65,380
Lloyds Banking Group plc	311,349	268,313
Persimmon plc	33,787	986,800
Randgold Resources Ltd.	867	76,934
Rio Tinto plc	1,494	63,274
Royal Mail plc	109,137	598,690
Standard Chartered plc *	7,431	75,263
Standard Life plc	18,011	93,657
Tate & Lyle plc	79,529	685,411
Taylor Wimpey plc	180,318	414,091
Unilever plc	5,942	321,568
William Hill plc	22,096	73,230
Wm Morrison Supermarkets plc	54,348	170,698
WPP plc	9,808	206,524

		9,002,804

United States - 52.7%
AbbVie, Inc. (1)	2,462	178,520
Activision Blizzard, Inc. (1)	2,898	166,838
AES Corp. (1)	46,454	516,104
Aetna, Inc. (1)	4,617	700,999
Aflac, Inc. (1)	7,587	589,358
Akamai Technologies, Inc. (1)*	5,812	289,496
Allstate Corp. (The) (1)	12,210	1,079,852
Alphabet, Inc., Class A (1)*	1,246	1,158,381
Alphabet, Inc., Class C (1)*	1,331	1,209,520
Altria Group, Inc. (1)	7,484	557,334
Amazon.com, Inc. (1)*	1,518	1,469,424
Ameren Corp. (1)	2,735	149,522
American Electric Power Co., Inc. (1)	9,141	635,025
American Tower Corp., REIT (1)	2,400	317,568
Amgen, Inc. (1)	4,228	728,188
Anthem, Inc. (1)	2,771	521,308
Apple, Inc. (1)	21,595	3,110,112
Applied Materials, Inc. (1)	22,502	929,558
Aramark (1)	1,872	76,715
Archer-Daniels-Midland Co. (1)	11,226	464,532
Assurant, Inc. (1)	4,157	431,039
AT&T, Inc. (1)	19,206	724,642
AvalonBay Communities, Inc., REIT (1)	811	155,850
Axis Capital Holdings Ltd. (1)	4,872	315,024
Bank of America Corp. (1)	18,455	447,718
Baxter International, Inc. (1)	7,597	459,922
Berkshire Hathaway, Inc., Class B (1)*	4,337	734,558
Best Buy Co., Inc. (1)	5,997	343,808

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 52.7% (continued)
Biogen, Inc. (1)*	2,853	774,190
Boeing Co. (The) (1)	7,715	1,525,641
Boston Properties, Inc., REIT (1)	709	87,221
Bristol-Myers Squibb Co. (1)	8,620	480,306
Bunge Ltd. (1)	906	67,588
Cadence Design Systems, Inc. (1)*	4,377	146,586
Capital One Financial Corp. (1)	5,391	445,404
CDK Global, Inc. (1)	4,243	263,321
CDW Corp. (1)	3,987	249,307
Celanese Corp., Series A (1)	5,686	539,829
Celgene Corp. (1)*	2,462	319,740
Centene Corp. (1)*	7,071	564,831
CenterPoint Energy, Inc. (1)	2,829	77,458
Chevron Corp. (1)	853	88,994
Cigna Corp. (1)	2,539	425,003
Cisco Systems, Inc. (1)	22,607	707,599
Citigroup, Inc. (1)	2,959	197,898
Citrix Systems, Inc. (1)*	1,872	148,974
Coach, Inc. (1)	1,326	62,773
Colgate-Palmolive Co. (1)	642	47,591
Comcast Corp., Class A (1)	11,038	429,599
Conagra Brands, Inc. (1)	7,782	278,284
Crown Castle International Corp., REIT (1)	1,397	139,951
Cummins, Inc. (1)	2,822	457,785
Darden Restaurants, Inc. (1)	2,534	229,175
Delta Air Lines, Inc. (1)	24,935	1,340,007
Dick’s Sporting Goods, Inc. (1)	4,114	163,861
Discover Financial Services (1)	10,475	651,440
DR Horton, Inc. (1)	7,147	247,072
DTE Energy Co. (1)	6,877	727,518
DXC Technology Co. (1)	5,064	388,510
Eastman Chemical Co. (1)	2,721	228,537
eBay, Inc. (1)*	34,787	1,214,762
Edison International (1)	7,517	587,754
EI du Pont de Nemours & Co. (1)	3,282	264,890
Electronic Arts, Inc. (1)*	2,506	264,934
Eli Lilly & Co. (1)	2,632	216,614
Equinix, Inc., REIT (1)	445	190,976
Equity Residential, REIT (1)	2,048	134,820
Essex Property Trust, Inc., REIT (1)	422	108,568
Everest Re Group Ltd. (1)	2,509	638,766
Eversource Energy (1)	6,721	408,032
Exelon Corp. (1)	14,514	523,520
Express Scripts Holding Co. (1)*	3,475	221,844
Exxon Mobil Corp. (1)	6,577	530,961
F5 Networks, Inc. (1)*	2,303	292,619
Facebook, Inc., Class A (1)*	8,221	1,241,207
Flex Ltd. (1)*	13,102	213,694
FLIR Systems, Inc. (1)	3,574	123,875
FNF Group (1)	1,655	74,194
Foot Locker, Inc. (1)	5,522	272,124
Freeport-McMoRan, Inc. (1)*	26,089	313,329
General Dynamics Corp. (1)	2,378	471,082
General Electric Co. (1)	1,721	46,484
General Motors Co. (1)	5,101	178,178
GGP, Inc., REIT (1)	3,709	87,384
Gilead Sciences, Inc. (1)	18,951	1,341,352
H&R Block, Inc. (1)	15,562	481,021
HCA Healthcare, Inc. (1)*	2,279	198,729

INVESTMENTS	SHARES	VALUE ($)
United States - 52.7% (continued)
HCP, Inc., REIT (1)	2,772	88,593
Hershey Co. (The) (1)	427	45,847
Hewlett Packard Enterprise Co. (1)	22,215	368,547
Home Depot, Inc. (The) (1)	3,891	596,879
Host Hotels & Resorts, Inc., REIT (1)	5,400	98,658
HP, Inc. (1)	41,469	724,878
Humana, Inc. (1)	3,092	743,997
Huntington Ingalls Industries, Inc. (1)	4,115	766,048
Ingersoll-Rand plc (1)	4,566	417,287
Ingredion, Inc. (1)	2,776	330,927
Intel Corp. (1)	20,994	708,338
International Business Machines Corp. (1)	3,890	598,399
Intuit, Inc. (1)	1,101	146,224
Jacobs Engineering Group, Inc. (1)	5,237	284,840
Johnson & Johnson (1)	10,628	1,405,978
JPMorgan Chase & Co. (1)	16,474	1,505,724
Juniper Networks, Inc. (1)	13,807	384,939
Kimberly-Clark Corp. (1)	902	116,457
Kinder Morgan, Inc. (1)	7,226	138,450
KLA-Tencor Corp. (1)	1,063	97,275
Kohl’s Corp. (1)	2,311	89,366
Kroger Co. (The) (1)	8,334	194,349
L3 Technologies, Inc. (1)	3,505	585,615
Lam Research Corp. (1)	350	49,501
Las Vegas Sands Corp. (1)	16,660	1,064,407
Lear Corp. (1)	2,881	409,332
Level 3 Communications, Inc. (1)*	2,057	121,980
Liberty Interactive Corp. QVC Group, Class A (1)*	2,260	55,460
Lincoln National Corp. (1)	2,386	161,246
Lockheed Martin Corp. (1)	1,654	459,167
Lowe’s Cos., Inc. (1)	1,901	147,385
Lululemon Athletica, Inc. (1)*	1,301	77,631
LyondellBasell Industries NV, Class A (1)	7,673	647,524
Macy’s, Inc. (1)	2,670	62,051
Mallinckrodt plc (1)*	9,748	436,808
ManpowerGroup, Inc. (1)	3,837	428,401
Marathon Petroleum Corp. (1)	9,829	514,352
Marvell Technology Group Ltd. (1)	23,027	380,406
Maxim Integrated Products, Inc. (1)	14,031	629,992
McKesson Corp. (1)	2,490	409,705
Merck & Co., Inc. (1)	18,835	1,207,135
Michael Kors Holdings Ltd. (1)*	19,485	706,331
Micron Technology, Inc. (1)*	10,670	318,606
Microsoft Corp. (1)	32,166	2,217,202
Monsanto Co. (1)	1,679	198,726
Monster Beverage Corp. (1)*	934	46,401
Newmont Mining Corp. (1)	2,051	66,432
Norfolk Southern Corp. (1)	1,071	130,341
Northrop Grumman Corp. (1)	3,952	1,014,518
Nucor Corp. (1)	3,181	184,084
NVIDIA Corp. (1)	1,680	242,861
Oracle Corp. (1)	5,509	276,221
PepsiCo, Inc. (1)	3,814	440,479
Pfizer, Inc. (1)	31,493	1,057,850
PG&E Corp. (1)	1,764	117,077
Philip Morris International, Inc. (1)	3,332	391,343
PNC Financial Services Group, Inc. (The) (1)	14,838	1,852,821
Procter & Gamble Co. (The) (1)	8,297	723,084

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 52.7% (continued)
Progressive Corp. (The) (1)	1,335	58,860
Prologis, Inc., REIT (1)	2,980	174,747
Prudential Financial, Inc. (1)	2,213	239,314
Public Service Enterprise Group, Inc. (1)	8,265	355,478
Public Storage, REIT (1)	654	136,379
PulteGroup, Inc. (1)	10,598	259,969
PVH Corp. (1)	3,075	352,088
QUALCOMM, Inc. (1)	5,193	286,757
Quest Diagnostics, Inc. (1)	1,273	141,507
Raytheon Co. (1)	4,215	680,638
Red Hat, Inc. (1)*	802	76,792
Regions Financial Corp. (1)	4,869	71,282
Reinsurance Group of America, Inc. (1)	3,320	426,255
Republic Services, Inc. (1)	738	47,033
Reynolds American, Inc. (1)	3,275	213,006
Rite Aid Corp. (1)*	3,658	10,791
Robert Half International, Inc. (1)	4,059	194,548
Ross Stores, Inc. (1)	4,499	259,727
S&P Global, Inc. (1)	1,101	160,735
Scripps Networks Interactive, Inc., Class A (1)	2,359	161,143
Shire plc	3,495	192,711
Simon Property Group, Inc., REIT (1)	1,352	218,700
Skyworks Solutions, Inc. (1)	5,089	488,290
Southwest Airlines Co. (1)	13,340	828,948
Starbucks Corp. (1)	3,806	221,928
SunTrust Banks, Inc. (1)	16,681	946,146
Synchrony Financial (1)	2,353	70,166
Synopsys, Inc. (1)*	3,460	252,338
Target Corp. (1)	3,387	177,106
TE Connectivity Ltd. (1)	2,784	219,045
Tesoro Corp. (1)	2,912	272,563
Texas Instruments, Inc. (1)	9,676	744,375
Textron, Inc. (1)	1,544	72,722
Time Warner, Inc. (1)	3,000	301,230
TJX Cos., Inc. (The) (1)	2,318	167,290
Toll Brothers, Inc. (1)	2,722	107,546
Travelers Cos., Inc. (The) (1)	6,474	819,155
Tyson Foods, Inc., Class A (1)	10,007	626,738
UGI Corp. (1)	16,788	812,707
Union Pacific Corp. (1)	6,287	684,717
United Continental Holdings, Inc. (1)*	12,415	934,229
United Rentals, Inc. (1)*	4,306	485,329
United Technologies Corp. (1)	2,240	273,526
United Therapeutics Corp. (1)*	4,050	525,407
UnitedHealth Group, Inc. (1)	9,481	1,757,967
Unum Group (1)	5,830	271,853
Valeant Pharmaceuticals International, Inc. (1)*	1,474	25,620
Valero Energy Corp. (1)	3,464	233,681
Ventas, Inc., REIT (1)	2,800	194,544
Verizon Communications, Inc. (1)	17,047	761,319
Vertex Pharmaceuticals, Inc. (1)*	2,792	359,805
Vornado Realty Trust, REIT (1)	729	68,453
Wal-Mart Stores, Inc. (1)	18,426	1,394,480
Walt Disney Co. (The) (1)	4,535	481,844
Waste Management, Inc. (1)	13,197	968,000
Wells Fargo & Co. (1)	13,664	757,122
Welltower, Inc., REIT (1)	1,800	134,730

INVESTMENTS	SHARES	VALUE ($)
United States - 52.7% (continued)
Weyerhaeuser Co., REIT (1)	3,285	110,048
Whirlpool Corp. (1)	904	173,224
Williams Cos., Inc. (The) (1)	13,945	422,255
Xerox Corp. (1)	6,204	178,241

		92,332,243

TOTAL COMMON STOCKS (Cost $131,214,767)		156,721,293

SHORT-TERM INVESTMENTS - 7.3%

Investment Companies - 7.3%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (d)(e)	1,892,677	1,892,677
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (d)(e)	10,000	10,000
Limited Purpose Cash Investment Fund, 0.81% (d)	10,876,462	10,875,375

TOTAL SHORT-TERM INVESTMENTS (Cost $12,778,052)		12,778,052

SECURITIES LENDING COLLATERAL - 0.1%

Investment Company - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84%
(Cost $102,351) (d)(f)	102,351	102,351

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.7% (Cost $144,095,170)		169,601,696

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.3% (g)		5,746,230

NET ASSETS - 100.0%		175,347,926

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$19,375,602	11.0%
Consumer Staples	8,731,839	5.0
Energy	5,176,590	3.0
Financials	27,716,001	15.8
Health Care	20,709,474	11.8
Industrials	23,307,521	13.3
Information Technology	26,320,449	15.0
Materials	9,310,172	5.3
Real Estate	6,383,981	3.6
Telecommunication Services	3,296,916	1.9
Utilities	6,392,748	3.6
Short-Term Investment	12,778,052	7.3
Securities Lending Collateral	102,351	0.1

Total Investments In Securities At Value	169,601,696	96.7
Other Assets in Excess of Liabilities (g)	5,746,230	3.3

Net Assets	$175,347,926	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

*	Non-income producing security.
(a)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $1,986, which represents approximately 0.00% of net assets of the fund.
(b)	The security or a portion of this security is on loan at 6/30/2017. The total value of securities on loan at 6/30/2017 was $97,474.
(c)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $2,014,931, which represents approximately 1.15% of net assets of the fund.
(d)	Represents 7-day effective yield as of 6/30/2017.
(e)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index July Futures	07/2017	HKD	43,608,823	$(14,639)
GSIN	Swiss Market Index September Futures	09/2017	CHF	(10,525,944)	(45,594)

					$(60,233)

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
25	BARC	CAC40 Index Futures	07/2017	$1,507,264	$1,460,953	$(46,311)
74	BARC	DAX Index Futures	09/2017	27,029,226	26,031,883	(997,343)
98	BARC	FTSE 100 Index Futures	09/2017	9,521,421	9,244,334	(277,087)
20	BARC	FTSE/MIB Index Futures	09/2017	2,400,782	2,341,293	(59,489)
20	BARC	Hang Seng Index Futures	07/2017	3,287,104	3,276,998	(10,106)
11	BARC	MSCI Singapore Index Futures	07/2017	285,337	286,396	1,059
111	BARC	TOPIX Index Futures	09/2017	15,810,618	15,903,667	93,049

				59,841,752	58,545,524	(1,296,228)

Short Contracts:
13	BARC	Amsterdam Index Futures	07/2017	$(1,557,882)	$(1,504,098)	$53,784
11	BARC	IBEX 35 Index Futures	07/2017	(1,359,138)	(1,307,360)	51,778
89	BARC	OMXS30 Index Futures	07/2017	(1,740,371)	(1,693,173)	47,198
69	BARC	S&P 500 E-Mini Futures	09/2017	(8,375,774)	(8,352,105)	23,669
21	BARC	S&P/Toronto Stock Exchange 60 Index Futures	09/2017	(2,923,028)	(2,879,889)	43,139
200	BARC	SPI 200 Index Futures	09/2017	(21,853,189)	(21,709,106)	144,083

				(37,809,382)	(37,445,731)	363,651

				$22,032,370	$21,099,793	$(932,577)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITG	AUD	7,766,000	$5,802,651	$5,963,045	$160,394
Australian Dollar, Expiring 09/20/17	JPMC	AUD	11,649,000	8,703,962	8,944,568	240,606
Canadian Dollar, Expiring 09/20/17	CITG	CAD	3,927,200	2,955,281	3,032,156	76,875
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	4,507,800	3,406,874	3,480,433	73,559
Swiss Franc, Expiring 09/20/17	CITG	CHF	158,400	163,207	166,021	2,814
Swiss Franc, Expiring 09/20/17	JPMC	CHF	237,600	244,811	249,031	4,220
Danish Krone, Expiring 09/20/17	CITG	DKK	970,400	147,527	149,712	2,185
Danish Krone, Expiring 09/20/17	JPMC	DKK	246,600	37,582	38,045	463
Euro, Expiring 09/20/17	CITG	EUR	8,442,000	9,509,949	9,681,921	171,972
Euro, Expiring 09/20/17	JPMC	EUR	10,743,000	12,116,066	12,320,880	204,814
British Pound, Expiring 09/20/17	CITG	GBP	2,388,399	3,101,947	3,118,296	16,349
British Pound, Expiring 09/20/17	JPMC	GBP	3,582,598	4,652,925	4,677,444	24,519
Hong Kong Dollar, Expiring 09/20/17	CITG	HKD	1,486,000	191,169	190,741	(428)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	1,212,000	155,885	155,571	(314)
Israeli Shekel, Expiring 09/20/17	CITG	ILS	768,000	216,907	220,848	3,941
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	833,999	235,105	239,826	4,721
Japanese Yen, Expiring 09/20/17	CITG	JPY	1,483,756,600	13,442,394	13,237,088	(205,306)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	2,022,182,400	18,336,370	18,040,563	(295,807)
Norwegian Krone, Expiring 09/20/17	CITG	NOK	2,822,001	335,402	338,535	3,133
Norwegian Krone, Expiring 09/20/17	JPMC	NOK	4,233,000	503,102	507,801	4,699
New Zealand Dollar, Expiring 09/20/17	CITG	NZD	547,600	394,514	400,704	6,190
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	821,400	591,772	601,055	9,283
Swedish Krona, Expiring 09/20/17	CITG	SEK	1,725,600	200,027	205,741	5,714
Swedish Krona, Expiring 09/20/17	JPMC	SEK	2,588,400	300,040	308,611	8,571
Singapore Dollar, Expiring 09/20/17	CITG	SGD	378,000	273,442	274,898	1,456
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	417,000	301,677	303,259	1,582

				$86,320,588	$86,846,793	$526,205

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITG	AUD	(181,600)	$(135,104)	$(139,440)	$(4,336)
Australian Dollar, Expiring 09/20/17	JPMC	AUD	(272,400)	(202,655)	(209,160)	(6,505)
Canadian Dollar, Expiring 09/20/17	CITG	CAD	(2,060,001)	(1,532,249)	(1,590,506)	(58,257)
Canadian Dollar, Expiring 09/20/17	JPMC	CAD	(3,090,001)	(2,298,371)	(2,385,763)	(87,392)
Swiss Franc, Expiring 09/20/17	CITG	CHF	(7,579,800)	(7,873,991)	(7,944,476)	(70,485)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(10,066,200)	(10,454,178)	(10,550,503)	(96,325)
Danish Krone, Expiring 09/20/17	CITG	DKK	(2,433,800)	(367,610)	(375,485)	(7,875)
Danish Krone, Expiring 09/20/17	JPMC	DKK	(3,181,200)	(480,269)	(490,794)	(10,525)
Euro, Expiring 09/20/17	CITG	EUR	(1,533,600)	(1,728,243)	(1,758,847)	(30,604)
Euro, Expiring 09/20/17	JPMC	EUR	(2,300,400)	(2,592,362)	(2,638,272)	(45,910)
British Pound, Expiring 09/20/17	CITG	GBP	(3,122,400)	(4,033,704)	(4,076,610)	(42,906)
British Pound, Expiring 09/20/17	JPMC	GBP	(4,683,600)	(6,050,451)	(6,114,912)	(64,461)
Hong Kong Dollar, Expiring 09/20/17	CITG	HKD	(3,096,400)	(398,387)	(397,451)	936
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(3,378,600)	(434,724)	(433,673)	1,051
Israeli Shekel, Expiring 09/20/17	CITG	ILS	(12,000)	(3,357)	(3,451)	(94)
Japanese Yen, Expiring 09/20/17	CITG	JPY	(157,199,200)	(1,430,236)	(1,402,426)	27,810
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(114,715,800)	(1,033,451)	(1,023,418)	10,033
New Zealand Dollar, Expiring 09/20/17	CITG	NZD	(3,331,200)	(2,329,166)	(2,437,588)	(108,422)
New Zealand Dollar, Expiring 09/20/17	JPMC	NZD	(4,996,799)	(3,493,744)	(3,656,381)	(162,637)
Swedish Krona, Expiring 09/20/17	CITG	SEK	(33,219,201)	(3,840,168)	(3,960,668)	(120,500)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(49,828,800)	(5,760,209)	(5,941,008)	(180,799)
Singapore Dollar, Expiring 09/20/17	CITG	SGD	(157,600)	(113,773)	(114,614)	(841)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(236,400)	(170,660)	(171,920)	(1,260)

				(56,757,062)	(57,817,366)	(1,060,304)

				$29,563,526	$29,029,427	$(534,099)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR GLOBAL EQUITY FUND

AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HKD	-	Hong Kong Dollar
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
SEK	-	Swedish Krona
SGD	-	Singapore Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$6,255,303	$6,255,303
CITG
Cash	100,000	—	100,000
Investment Companies	80,201	—	80,201
GSIN
Investment Companies	10,000	—	10,000
JPMC
Investment Companies	1,810,000	—	1,810,000

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 88.1%

Australia - 5.5%
AGL Energy Ltd.	25,165	493,146
Aristocrat Leisure Ltd.	58,495	1,014,125
ASX Ltd.	5,022	206,912
Aurizon Holdings Ltd.	175,564	723,134
Australia & New Zealand Banking Group Ltd.	151,760	3,349,600
Bendigo & Adelaide Bank Ltd.	78,875	671,430
BGP Holdings plc (3)*(a)	143,427	2,955
BHP Billiton Ltd.	92,900	1,655,842
CIMIC Group Ltd.	129,712	3,870,331
Computershare Ltd.	7,538	81,921
Dexus, REIT	23,093	168,131
Goodman Group, REIT	54,028	326,534
GPT Group (The), REIT	55,477	204,046
Harvey Norman Holdings Ltd.	63,435	186,276
LendLease Group	24,576	314,538
Macquarie Group Ltd.	4,083	277,660
Mirvac Group, REIT	104,753	171,297
National Australia Bank Ltd.	34,590	786,869
Newcrest Mining Ltd.	84,824	1,316,448
Orica Ltd.	10,223	162,453
Origin Energy Ltd. *	156,514	825,252
QBE Insurance Group Ltd.	79,864	724,884
Scentre Group, REIT	147,628	458,990
South32 Ltd.	1,078,583	2,221,349
Stockland, REIT	62,453	210,023
Telstra Corp. Ltd.	103,664	342,520
Vicinity Centres, REIT	94,695	186,854
Westfield Corp., REIT	57,863	356,882
Woolworths Ltd.	9,685	190,107

		21,500,509

Belgium - 1.2%
Ageas	50,516	2,034,338
Groupe Bruxelles Lambert SA	1,290	124,167
Proximus SADP	9,214	322,485
Solvay SA	853	114,482
UCB SA	25,321	1,741,486
Umicore SA	7,299	507,726

		4,844,684

China - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	1,476,700	1,276,059

Denmark - 2.1%
Danske Bank A/S	51,291	1,973,323
ISS A/S	6,722	264,048
TDC A/S	282,590	1,643,371
Vestas Wind Systems A/S	45,905	4,240,123

		8,120,865

Finland - 1.3%
Neste OYJ	33,155	1,308,329
Nokia OYJ	154,752	948,897
Orion OYJ, Class B	45,394	2,899,806
UPM-Kymmene OYJ	4,085	116,483

		5,273,515

INVESTMENTS	SHARES	VALUE ($)
France - 9.4%
Arkema SA	8,835	943,505
Atos SE	39,175	5,496,668
BNP Paribas SA	37,798	2,721,181
Capgemini SE	10,900	1,125,998
Christian Dior SE	556	158,981
Cie de Saint-Gobain	14,492	773,946
Cie Generale des Etablissements Michelin	18,858	2,509,888
CNP Assurances	29,865	670,356
Engie SA	19,506	294,419
Eutelsat Communications SA	5,727	146,124
Imerys SA	2,043	177,831
Klepierre, REIT	3,302	135,335
Lagardere SCA	24,072	759,573
Pernod Ricard SA	1,208	161,760
Peugeot SA	254,997	5,082,003
Rexel SA	8,253	134,873
Sanofi	50,389	4,828,273
Schneider Electric SE *	1,683	129,338
SEB SA	826	148,258
Societe Generale SA	43,110	2,324,737
Sodexo SA	8,623	1,114,457
Thales SA	35,429	3,813,022
TOTAL SA	43,941	2,181,540
Unibail-Rodamco SE, REIT	3,742	942,898
Veolia Environnement SA	5,673	120,021

		36,894,985

Germany - 9.0%
Allianz SE (Registered)	14,830	2,926,584
BASF SE	18,898	1,753,906
Bayer AG (Registered)	17,961	2,327,929
Covestro AG (b)	73,428	5,323,093
Deutsche Lufthansa AG (Registered)	117,771	2,683,948
Deutsche Post AG (Registered)	43,259	1,623,867
Deutsche Wohnen AG	9,934	380,645
Evonik Industries AG	9,395	300,694
Fresenius SE & Co. KGaA	10,315	885,573
Hannover Rueck SE	8,044	966,193
HOCHTIEF AG	4,071	747,350
Infineon Technologies AG	30,967	657,757
Linde AG	5,612	1,068,262
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	9,950	2,013,412
OSRAM Licht AG	46,193	3,687,221
Porsche Automobil Holding SE (Preference)	4,664	262,449
RWE AG *	145,358	2,903,645
Siemens AG (Registered)	32,000	4,401,727
Vonovia SE	7,064	281,050

		35,195,305

Hong Kong - 3.5%
ASM Pacific Technology Ltd.	6,904	93,154
Cheung Kong Property Holdings Ltd.	269,962	2,112,529
CK Infrastructure Holdings Ltd.	17,827	149,752
Hong Kong Exchanges & Clearing Ltd.	32,254	833,262
Hutchison Port Holdings Trust, Class U	322,400	138,518
Kerry Properties Ltd.	586,000	1,989,697

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 3.5% (continued)
Link REIT	67,882	516,381
New World Development Co. Ltd.	1,427,896	1,809,991
NWS Holdings Ltd.	42,000	82,601
PCCW Ltd.	64,000	36,372
Sino Land Co. Ltd.	388,000	635,693
SJM Holdings Ltd.	355,000	374,053
Sun Hung Kai Properties Ltd.	104,000	1,527,778
WH Group Ltd. (b)	232,000	234,267
Wharf Holdings Ltd. (The)	157,000	1,299,126
Wheelock & Co. Ltd.	152,000	1,146,475
Yue Yuen Industrial Holdings Ltd.	184,109	763,591

		13,743,240

Italy - 2.2%
Assicurazioni Generali SpA	47,494	783,944
Enel SpA	651,982	3,496,904
Eni SpA	82,635	1,241,829
Leonardo SpA	67,415	1,122,444
Mediobanca SpA	76,850	760,280
Prysmian SpA	48,932	1,443,178

		8,848,579

Japan - 20.0%
Amada Holdings Co. Ltd.	54,400	631,022
Aozora Bank Ltd.	119,000	454,328
Asahi Group Holdings Ltd.	5,200	195,833
Asahi Kasei Corp.	83,000	895,430
Astellas Pharma, Inc.	253,800	3,110,751
Bandai Namco Holdings, Inc.	59,500	2,032,957
Brother Industries Ltd.	91,800	2,126,365
Daiichi Sankyo Co. Ltd.	55,000	1,298,160
Daito Trust Construction Co. Ltd.	2,487	387,464
Daiwa House Industry Co. Ltd.	8,395	287,324
DeNA Co. Ltd.	49,100	1,103,544
FUJIFILM Holdings Corp.	18,343	661,402
Fujitsu Ltd.	253,000	1,871,256
Hitachi Chemical Co. Ltd.	62,400	1,870,790
Hitachi High-Technologies Corp.	76,200	2,967,452
Hitachi Ltd.	138,000	850,866
Hulic Co. Ltd.	8,000	81,926
Idemitsu Kosan Co. Ltd.	33,800	961,566
Japan Airlines Co. Ltd.	21,900	678,367
Japan Real Estate Investment Corp., REIT	41	203,807
Japan Retail Fund Investment Corp., REIT	73	134,713
Japan Tobacco, Inc.	34,800	1,223,154
JXTG Holdings, Inc.	75,400	329,914
Kajima Corp.	159,000	1,343,808
Kamigumi Co. Ltd.	10,000	105,118
Kao Corp.	12,200	725,392
Kirin Holdings Co. Ltd.	8,200	167,269
Konami Holdings Corp.	32,600	1,814,702
Konica Minolta, Inc.	15,100	125,977
Kyushu Financial Group, Inc.	19,000	120,394
Lion Corp.	57,600	1,194,732
Mazda Motor Corp.	26,600	373,701
Mebuki Financial Group, Inc.	46,000	171,752
Medipal Holdings Corp.	8,700	161,316
Mitsubishi Corp.	68,100	1,431,532
Mitsubishi Electric Corp.	90,400	1,307,419

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.0% (continued)
Mitsubishi Estate Co. Ltd.	38,020	710,700
Mitsubishi Gas Chemical Co., Inc.	102,900	2,185,535
Mitsubishi UFJ Financial Group, Inc.	348,191	2,348,565
Mitsui Chemicals, Inc.	284,000	1,512,406
Mitsui Fudosan Co. Ltd.	29,205	699,708
Mixi, Inc.	29,000	1,613,829
Mizuho Financial Group, Inc.	1,199,700	2,199,618
MS&AD Insurance Group Holdings, Inc.	54,000	1,821,350
Nexon Co. Ltd.	10,700	212,244
NH Foods Ltd.	48,000	1,460,165
Nintendo Co. Ltd.	300	100,438
Nippon Building Fund, Inc., REIT	41	209,197
Nippon Express Co. Ltd.	347,000	2,177,483
Nippon Telegraph & Telephone Corp.	38,738	1,828,593
Nitori Holdings Co. Ltd.	900	120,477
Nomura Holdings, Inc.	17,000	102,518
Nomura Real Estate Holdings, Inc.	3,900	76,751
NTT DOCOMO, Inc.	39,500	934,202
ORIX Corp.	18,800	292,525
Rakuten, Inc.	70,700	834,325
Resona Holdings, Inc.	672,300	3,713,659
Sega Sammy Holdings, Inc.	66,100	891,174
Seiko Epson Corp.	85,500	1,907,710
Sekisui House Ltd.	15,600	275,708
Seven & i Holdings Co. Ltd.	11,900	491,047
Shimamura Co. Ltd.	1,100	134,851
Shin-Etsu Chemical Co. Ltd.	7,900	719,002
Shinsei Bank Ltd.	258,000	451,955
Shionogi & Co. Ltd.	21,300	1,187,643
SoftBank Group Corp.	8,400	682,837
Sompo Holdings, Inc.	36,800	1,428,387
Start Today Co. Ltd.	4,100	101,043
Subaru Corp.	42,421	1,438,414
Sumitomo Dainippon Pharma Co. Ltd.	128,100	1,748,551
Sumitomo Heavy Industries Ltd.	227,000	1,506,288
Sumitomo Mitsui Financial Group, Inc.	74,236	2,898,505
Sumitomo Realty & Development Co. Ltd.	12,261	379,702
Taisei Corp.	45,000	411,595
Takeda Pharmaceutical Co. Ltd.	10,400	527,997
THK Co. Ltd.	9,100	259,343
Tokio Marine Holdings, Inc.	7,700	320,422
Tokyo Electron Ltd.	4,500	608,368
Tokyu Fudosan Holdings Corp.	12,883	76,403
Toyota Motor Corp.	16,178	850,372
Tsuruha Holdings, Inc.	2,400	255,033
Yokogawa Electric Corp.	32,400	521,424

		78,629,565

Netherlands - 3.9%
ABN AMRO Group NV, CVA (b)	36,597	969,522
Akzo Nobel NV	7,132	620,260
ASML Holding NV	9,553	1,245,260
ING Groep NV	98,316	1,697,207
Koninklijke DSM NV	8,488	617,354
Koninklijke Philips NV	67,186	2,391,734
NN Group NV	76,073	2,699,303
Randstad Holding NV	4,169	243,057
Royal Dutch Shell plc, Class B	96,178	2,582,034
Wolters Kluwer NV	51,287	2,169,080

		15,234,811

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.4%
Ascendas REIT	102,137	193,524
CapitaLand Commercial Trust, REIT	121,300	146,192
CapitaLand Mall Trust, REIT	120,594	172,948
Genting Singapore plc	1,333,700	1,050,776
Sembcorp Industries Ltd.	29,317	65,539
Singapore Exchange Ltd.	25,572	136,286

		1,765,265

South Africa - 0.9%
Investec plc	175,506	1,311,376
Mondi plc	89,891	2,357,102

		3,668,478

Spain - 3.4%
ACS Actividades de Construccion y Servicios SA	4,477	173,098
Aena SA (b)	5,088	993,556
Amadeus IT Group SA	3,907	233,544
Banco Bilbao Vizcaya Argentaria SA	147,170	1,225,919
Banco Santander SA	430,066	2,855,587
Endesa SA	116,947	2,697,803
Mapfre SA	523,054	1,830,800
Repsol SA	161,688	2,478,852
Telefonica SA	88,870	919,948

		13,409,107

Sweden - 2.9%
Boliden AB	87,303	2,386,422
Electrolux AB, Series B	50,103	1,642,940
Essity AB, Class B *	23,930	654,725
Getinge AB, Class B	15,910	311,617
Investor AB, Class B	9,454	456,123
Nordea Bank AB	68,555	873,146
Sandvik AB	41,370	651,339
Skanska AB, Class B	39,655	941,646
Svenska Cellulosa AB SCA, Class B	23,930	181,031
Swedish Match AB	82,019	2,889,596
Telefonaktiebolaget LM Ericsson, Class B	83,473	600,182

		11,588,767

Switzerland - 8.6%
ABB Ltd. (Registered)	122,802	3,048,082
Adecco Group AG (Registered)	22,539	1,717,071
Coca-Cola HBC AG *	67,092	1,973,110
Idorsia Ltd. *	2,873	54,230
Lonza Group AG (Registered) *	14,374	3,113,641
Nestle SA (Registered)	46,092	4,020,037
Novartis AG (Registered)	40,962	3,421,417
Partners Group Holding AG	3,166	1,965,803
Roche Holding AG	13,869	3,543,737
Sika AG	408	2,619,412
Swiss Life Holding AG (Registered) *	4,438	1,501,251
Swiss Re AG	20,826	1,908,552
Wolseley plc	3,224	197,882
Zurich Insurance Group AG	15,658	4,569,771

		33,653,996

United Kingdom - 13.1%
3i Group plc	29,271	344,155
Aberdeen Asset Management plc	66,691	262,569

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 13.1% (continued)
Ashtead Group plc	112,267	2,323,099
Barclays plc	1,459,988	3,861,337
Barratt Developments plc	339,127	2,490,641
BP plc	122,156	705,106
British Land Co. plc (The), REIT	28,168	222,374
BT Group plc	548,238	2,108,109
Burberry Group plc	5,298	114,642
Compass Group plc	1	15
Diageo plc	26,130	772,188
Dixons Carphone plc	49,482	182,919
Fiat Chrysler Automobiles NV *	86,424	913,033
GKN plc	29,456	125,117
GlaxoSmithKline plc	213,285	4,540,254
Hammerson plc, REIT	24,134	180,568
HSBC Holdings plc	464,604	4,312,439
Imperial Brands plc	14,262	640,894
InterContinental Hotels Group plc	9,142	507,688
Land Securities Group plc, REIT	22,984	303,450
Lloyds Banking Group plc	2,271,717	1,957,712
London Stock Exchange Group plc	8,751	416,263
Persimmon plc	174,919	5,108,774
Randgold Resources Ltd.	1,836	162,919
Reckitt Benckiser Group plc	18,433	1,868,611
RELX plc	31,122	672,764
Rio Tinto Ltd.	12,593	612,002
Rio Tinto plc	4,660	197,359
Royal Mail plc	480,854	2,637,807
Sage Group plc (The)	64,502	577,999
Sky plc	35,934	465,386
Standard Chartered plc *	81,484	825,287
Tate & Lyle plc	354,313	3,053,602
Taylor Wimpey plc	865,687	1,988,006
Unilever plc	37,592	2,034,399
William Hill plc	182,560	605,034
Wm Morrison Supermarkets plc	398,035	1,250,165
WPP plc	91,516	1,927,024

		51,271,710

United States - 0.4%
Shire plc	25,194	1,389,171

TOTAL COMMON STOCKS (Cost $299,129,190)		346,308,611

SHORT-TERM INVESTMENTS - 6.6%

Investment Companies - 6.6%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (c)(d)	4,707,756	4,707,756
J.P. Morgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 0.80% (c)(d)	6,349,839	6,349,839
Limited Purpose Cash Investment Fund, 0.81% (c)	14,715,992	14,714,520

TOTAL SHORT-TERM INVESTMENTS (Cost $25,772,115)		25,772,115

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 94.7% (Cost $324,901,305)		372,080,726

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.3% (e)		20,651,973

NET ASSETS - 100.0%		392,732,699

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$36,694,795	9.3%
Consumer Staples	25,637,116	6.5
Energy	12,614,421	3.2
Financials	76,456,476	19.5
Health Care	37,091,552	9.4
Industrials	59,233,458	15.1
Information Technology	27,546,957	7.0
Materials	32,418,069	8.3
Real Estate	19,641,643	5.0
Telecommunication Services	8,818,436	2.2
Utilities	10,155,688	2.6
Short-Term Investments	25,772,115	6.6

Total Investments In Securities At Value	372,080,726	94.7
Other Assets in Excess of Liabilities (e)	20,651,973	5.3

Net Assets	$392,732,699	100.0%

*	Non-income producing security.
(a)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $2,955, which represents approximately 0.00% of net assets of the fund.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $7,520,438, which represents approximately 1.91% of net assets of the fund.
(c)	Represents 7-day effective yield as of 6/30/2017.
(d)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(e)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contracts outstanding as of June 30, 2017:

Over the Counter

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	CURRENCY	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
GSIN	Hang Seng Index July Futures	07/2017	HKD	33,342,292	$(10,473)
JPMC	Hang Seng Index July Futures	07/2017	HKD	39,742,197	(10,941)
GSIN	Swiss Market Index September Futures	09/2017	CHF	(26,241,144)	(144,059)
JPMC	Swiss Market Index September Futures	09/2017	CHF	(710,528)	(78)

					$(165,551)

Open futures contracts outstanding at June 30, 2017:

Exchange Traded

NUMBER OF CONTRACTS	COUNTERPARTY	DESCRIPTION	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
16	BARC	CAC40 Index Futures	07/2017	$955,002	$935,009	$(19,993)
197	BARC	DAX Index Futures	09/2017	71,948,733	69,301,093	(2,647,640)
87	BARC	FTSE/MIB Index Futures	09/2017	10,442,562	10,184,626	(257,936)
93	BARC	Hang Seng Index Futures	07/2017	15,282,675	15,238,042	(44,633)
77	BARC	MSCI Singapore Index Futures	07/2017	1,998,194	2,004,769	6,575
253	BARC	TOPIX Index Futures	09/2017	36,004,802	36,248,899	244,097

				136,631,968	133,912,438	(2,719,530)

Short Contracts:
100	BARC	Amsterdam Index Futures	07/2017	$(11,967,886)	$(11,569,979)	$397,907
160	BARC	FTSE 100 Index Futures	09/2017	(15,534,198)	(15,092,790)	441,408
103	BARC	IBEX 35 Index Futures	07/2017	(12,676,871)	(12,241,652)	435,219
571	BARC	OMXS30 Index Futures	07/2017	(11,164,587)	(10,862,941)	301,646
188	BARC	SPI 200 Index Futures	09/2017	(20,559,625)	(20,406,559)	153,066

				(71,903,167)	(70,173,921)	1,729,246

				$64,728,801	$63,738,517	$(990,284)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2017:

Over the Counter

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITG	AUD	29,570,200	$22,028,845	$22,705,181	$676,336
Australian Dollar, Expiring 09/20/17	JPMC	AUD	22,270,800	16,655,158	17,100,410	445,252
Swiss Franc, Expiring 09/20/17	CITG	CHF	2,580,400	2,694,953	2,704,548	9,595
Swiss Franc, Expiring 09/20/17	JPMC	CHF	3,618,600	3,780,763	3,792,696	11,933
Danish Krone, Expiring 09/20/17	CITG	DKK	3,388,200	515,795	522,730	6,935
Danish Krone, Expiring 09/20/17	JPMC	DKK	3,262,800	497,212	503,383	6,171
Euro, Expiring 09/20/17	CITG	EUR	15,224,160	17,164,839	17,460,210	295,371
Euro, Expiring 09/20/17	JPMC	EUR	22,047,240	24,864,181	25,285,431	421,250
British Pound, Expiring 09/20/17	CITG	GBP	8,701,120	11,255,559	11,360,191	104,632
British Pound, Expiring 09/20/17	JPMC	GBP	9,621,180	12,502,547	12,561,424	58,877
Hong Kong Dollar, Expiring 09/20/17	CITG	HKD	8,777,400	1,129,034	1,126,658	(2,376)
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	10,512,600	1,352,559	1,349,388	(3,171)
Israeli Shekel, Expiring 09/20/17	CITG	ILS	4,658,000	1,314,557	1,339,463	24,906
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	6,054,000	1,706,629	1,740,900	34,271
Japanese Yen, Expiring 09/20/17	CITG	JPY	4,011,036,320	36,330,669	35,783,791	(546,878)
Japanese Yen, Expiring 09/20/17	JPMC	JPY	6,016,554,480	54,496,080	53,675,686	(820,394)
Swedish Krona, Expiring 09/20/17	CITG	SEK	4,841,200	566,622	577,209	10,587
Swedish Krona, Expiring 09/20/17	JPMC	SEK	7,261,800	849,935	865,812	15,877
Singapore Dollar, Expiring 09/20/17	CITG	SGD	1,732,320	1,253,100	1,259,814	6,714
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	2,413,980	1,746,270	1,755,546	9,276

				$212,705,307	$213,470,471	$765,164

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2017	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/20/17	CITG	AUD	(12,781,560)	$(9,565,832)	$(9,814,194)	$(248,362)
Australian Dollar, Expiring 09/20/17	JPMC	AUD	(19,172,340)	(14,348,730)	(14,721,288)	(372,558)
Swiss Franc, Expiring 09/20/17	CITG	CHF	(14,294,920)	(14,844,192)	(14,982,673)	(138,481)
Swiss Franc, Expiring 09/20/17	JPMC	CHF	(21,263,880)	(22,079,932)	(22,286,918)	(206,986)
Danish Krone, Expiring 09/20/17	CITG	DKK	(7,921,400)	(1,200,069)	(1,222,109)	(22,040)
Danish Krone, Expiring 09/20/17	JPMC	DKK	(3,474,600)	(523,338)	(536,060)	(12,722)
Euro, Expiring 09/20/17	CITG	EUR	(10,132,400)	(11,447,081)	(11,620,599)	(173,518)
Euro, Expiring 09/20/17	JPMC	EUR	(15,198,600)	(17,170,771)	(17,430,896)	(260,125)
British Pound, Expiring 09/20/17	CITG	GBP	(16,453,800)	(21,294,258)	(21,482,099)	(187,841)
British Pound, Expiring 09/20/17	JPMC	GBP	(17,212,200)	(22,233,586)	(22,472,267)	(238,681)
Hong Kong Dollar, Expiring 09/20/17	CITG	HKD	(17,123,200)	(2,202,799)	(2,197,919)	4,880
Hong Kong Dollar, Expiring 09/20/17	JPMC	HKD	(2,281,800)	(293,468)	(292,890)	578
Israeli Shekel, Expiring 09/20/17	CITG	ILS	(1,071,000)	(301,266)	(307,979)	(6,713)
Israeli Shekel, Expiring 09/20/17	JPMC	ILS	(27,000)	(7,669)	(7,764)	(95)
Japanese Yen, Expiring 09/20/17	CITG	JPY	(922,487,200)	(8,372,944)	(8,229,815)	143,129
Japanese Yen, Expiring 09/20/17	JPMC	JPY	(896,026,800)	(8,080,223)	(7,993,754)	86,469
Swedish Krona, Expiring 09/20/17	CITG	SEK	(41,037,200)	(4,743,718)	(4,892,800)	(149,082)
Swedish Krona, Expiring 09/20/17	JPMC	SEK	(61,555,800)	(7,115,524)	(7,339,199)	(223,675)
Singapore Dollar, Expiring 09/20/17	CITG	SGD	(902,600)	(653,212)	(656,408)	(3,196)
Singapore Dollar, Expiring 09/20/17	JPMC	SGD	(509,400)	(369,308)	(370,457)	(1,149)

				(166,847,920)	(168,858,088)	(2,010,168)

				$45,857,387	$44,612,383	$(1,245,004)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

SEK - Swedish Krona

SGD - Singapore Dollar

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
BARC
Cash	$—	$13,845,970	$13,845,970

CITG
Investment Companies	220,279	—	220,279

GSIN
Investment Companies	6,349,839	—	6,349,839

JPMC
Investment Companies	4,487,477	—	4,487,477

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 130.0%
COMMON STOCKS - 128.0%

Aerospace & Defense - 5.0%
Boeing Co. (The) (a)	1,080	213,570
BWX Technologies, Inc.	875	42,656
Curtiss-Wright Corp.	652	59,841
Esterline Technologies Corp. *	246	23,321
Huntington Ingalls Industries, Inc.	459	85,447
L3 Technologies, Inc.	205	34,251
Northrop Grumman Corp.	156	40,047
Raytheon Co.	267	43,115
Spirit AeroSystems Holdings, Inc., Class A (a)	2,709	156,959
Textron, Inc.	837	39,423
United Technologies Corp.	106	12,944

		751,574

Air Freight & Logistics - 0.7%
FedEx Corp.	457	99,320

Airlines - 2.7%
Delta Air Lines, Inc. (a)	2,772	148,967
JetBlue Airways Corp. *	3,665	83,672
Southwest Airlines Co.	1,245	77,364
United Continental Holdings, Inc. *	1,199	90,225

		400,228

Auto Components - 1.2%
Dana, Inc.	617	13,778
Goodyear Tire & Rubber Co. (The)	1,404	49,084
Lear Corp. (a)	791	112,385

		175,247

Automobiles - 1.3%
Ford Motor Co.	2,879	32,216
General Motors Co.	3,212	112,195
Thor Industries, Inc.	463	48,393

		192,804

Banks - 8.8%
Bank of America Corp. (a)	7,122	172,780
Citigroup, Inc.	1,609	107,610
Comerica, Inc.	236	17,285
Commerce Bancshares, Inc.	205	11,650
Cullen/Frost Bankers, Inc.	76	7,137
Fifth Third Bancorp	145	3,764
Fulton Financial Corp.	213	4,047
Hancock Holding Co.	62	3,038
Huntington Bancshares, Inc.	298	4,029
JPMorgan Chase & Co. (a)	2,956	270,178
KeyCorp	511	9,576
PNC Financial Services Group, Inc. (The) (a)	1,344	167,825
Popular, Inc.	3,353	139,854
Regions Financial Corp.	3,548	51,943
SunTrust Banks, Inc.	1,233	69,936
Synovus Financial Corp.	1,072	47,425
TCF Financial Corp.	782	12,465
Umpqua Holdings Corp.	196	3,599
US Bancorp	503	26,116

INVESTMENTS	SHARES	VALUE ($)
Banks - 8.8% (continued)
Wells Fargo & Co.	3,259	180,581
Zions Bancorp	152	6,674

		1,317,512

Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A *	84	11,100
PepsiCo, Inc.	224	25,870

		36,970

Biotechnology - 4.6%
AbbVie, Inc.	88	6,381
Alexion Pharmaceuticals, Inc. *	652	79,329
Amgen, Inc.	420	72,337
Biogen, Inc. *	245	66,483
Bioverativ, Inc. *	1,227	73,828
Celgene Corp. *	59	7,662
Exelixis, Inc. *	1,628	40,098
Gilead Sciences, Inc. (a)	2,559	181,126
United Therapeutics Corp. *	787	102,097
Vertex Pharmaceuticals, Inc. *	395	50,904

		680,245

Building Products - 0.6%
Masco Corp.	343	13,106
Owens Corning	1,210	80,973

		94,079

Capital Markets - 2.8%
Ameriprise Financial, Inc.	213	27,113
Bank of New York Mellon Corp. (The)	654	33,367
BlackRock, Inc.	104	43,931
Franklin Resources, Inc.	1,429	64,005
Goldman Sachs Group, Inc. (The)	353	78,331
Invesco Ltd.	1,267	44,586
Legg Mason, Inc.	327	12,478
Morgan Stanley	1,733	77,222
S&P Global, Inc.	152	22,190
State Street Corp.	88	7,896

		411,119

Chemicals - 3.8%
AdvanSix, Inc. *	1,176	36,738
Cabot Corp.	1,045	55,834
Celanese Corp., Series A	1,378	130,827
Chemours Co. (The)	1,190	45,125
Dow Chemical Co. (The)	221	13,938
Eastman Chemical Co.	818	68,704
EI du Pont de Nemours & Co.	505	40,759
Huntsman Corp.	689	17,804
LyondellBasell Industries NV, Class A	1,409	118,906
Monsanto Co.	251	29,708
PPG Industries, Inc.	52	5,718

		564,061

Commercial Services & Supplies - 0.3%
Herman Miller, Inc.	133	4,043
HNI Corp.	414	16,506
Pitney Bowes, Inc.	815	12,307
Waste Management, Inc.	207	15,183

		48,039

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 2.3%
Cisco Systems, Inc. (a)	4,743	148,456
CommScope Holding Co., Inc. *	450	17,113
F5 Networks, Inc. *	360	45,742
Juniper Networks, Inc.	4,514	125,850

		337,161

Construction & Engineering - 0.2%
Jacobs Engineering Group, Inc.	120	6,527
Quanta Services, Inc. *	587	19,324

		25,851

Consumer Finance - 0.8%
Capital One Financial Corp.	994	82,124
Discover Financial Services	508	31,592
Synchrony Financial	163	4,861

		118,577

Containers & Packaging - 0.8%
Avery Dennison Corp.	125	11,046
Crown Holdings, Inc. *	90	5,369
Graphic Packaging Holding Co.	5,255	72,414
Greif, Inc., Class A	158	8,813
Owens-Illinois, Inc. *	562	13,443
WestRock Co.	113	6,403

		117,488

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc., Class B *(a)	1,201	203,413

Diversified Telecommunication Services - 1.3%
AT&T, Inc.	3,823	144,242
CenturyLink, Inc.	172	4,107
Verizon Communications, Inc.	1,156	51,627

		199,976

Electric Utilities - 3.7%
American Electric Power Co., Inc. (a)	3,091	214,732
Edison International (a)	1,672	130,734
Eversource Energy	643	39,036
Exelon Corp.	2,671	96,343
Hawaiian Electric Industries, Inc.	483	15,640
PG&E Corp.	822	54,556
Xcel Energy, Inc.	47	2,156

		553,197

Electrical Equipment - 0.9%
Eaton Corp. plc	143	11,130
Emerson Electric Co.	250	14,905
EnerSys	588	42,600
Hubbell, Inc.	17	1,924
Regal Beloit Corp.	646	52,681
Rockwell Automation, Inc.	29	4,697

		127,937

Electronic Equipment, Instruments & Components - 2.6%
Arrow Electronics, Inc. *	283	22,193
Avnet, Inc.	1,348	52,410
CDW Corp.	527	32,953
Corning, Inc.	1,527	45,886
Dolby Laboratories, Inc., Class A	84	4,113

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 2.6% (continued)
Flex Ltd. *	2,504	40,840
FLIR Systems, Inc.	354	12,270
Jabil, Inc.	2,056	60,015
TE Connectivity Ltd.	767	60,348
Tech Data Corp. *	502	50,702
Vishay Intertechnology, Inc.	200	3,320

		385,050

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	40	2,180
Ensco plc, Class A	3,876	20,000
Halliburton Co.	1,123	47,963
Oceaneering International, Inc.	2,380	54,359
Oil States International, Inc. *	1,498	40,671
Schlumberger Ltd.	47	3,095

		168,268

Equity Real Estate Investment Trusts (REITs) - 3.1%
American Tower Corp.	141	18,657
AvalonBay Communities, Inc.	34	6,534
Boston Properties, Inc.	183	22,513
Crown Castle International Corp.	182	18,233
Digital Realty Trust, Inc.	129	14,570
Equinix, Inc.	13	5,579
Equity Residential	274	18,037
GGP, Inc.	1,090	25,680
HCP, Inc.	1,053	33,654
Host Hotels & Resorts, Inc.	507	9,263
Prologis, Inc.	751	44,039
Public Storage	181	37,744
Realty Income Corp.	857	47,289
Simon Property Group, Inc.	292	47,234
Ventas, Inc.	772	53,639
Vornado Realty Trust	62	5,822
Welltower, Inc.	595	44,536
Weyerhaeuser Co.	485	16,247

		469,270

Food & Staples Retailing - 1.9%
CVS Health Corp.	209	16,816
Kroger Co. (The)	2,409	56,178
Walgreens Boots Alliance, Inc.	444	34,770
Wal-Mart Stores, Inc. (a)	2,420	183,145

		290,909

Food Products - 1.8%
Archer-Daniels-Midland Co.	2,129	88,098
Bunge Ltd.	81	6,043
Conagra Brands, Inc.	420	15,019
Flowers Foods, Inc.	3,652	63,216
Ingredion, Inc.	114	13,590
Tyson Foods, Inc., Class A	1,366	85,553

		271,519

Gas Utilities - 0.3%
UGI Corp.	930	45,021

Health Care Equipment & Supplies - 2.8%
Baxter International, Inc. (a)	2,964	179,440
Boston Scientific Corp. *	230	6,376

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 2.8% (continued)
Danaher Corp.	367	30,971
Edwards Lifesciences Corp. *	24	2,838
Globus Medical, Inc., Class A *	487	16,144
Hill-Rom Holdings, Inc.	149	11,862
Masimo Corp. *	355	32,369
Medtronic plc	761	67,539
Varex Imaging Corp. *	913	30,859
Varian Medical Systems, Inc. *	194	20,019
Zimmer Biomet Holdings, Inc.	119	15,280

		413,697

Health Care Providers & Services - 5.9%
Aetna, Inc.	334	50,711
Anthem, Inc. (a)	509	95,758
Cardinal Health, Inc.	41	3,195
Centene Corp. *	1,136	90,744
Cigna Corp.	23	3,850
Express Scripts Holding Co. *	1,532	97,803
HCA Healthcare, Inc. *	124	10,813
Humana, Inc.	332	79,886
McKesson Corp.	689	113,368
Molina Healthcare, Inc. *	1,072	74,161
UnitedHealth Group, Inc. (a)	770	142,773
WellCare Health Plans, Inc. *(a)	629	112,943

		876,005

Hotels, Restaurants & Leisure - 2.0%
Brinker International, Inc.	97	3,696
Buffalo Wild Wings, Inc. *	53	6,715
Darden Restaurants, Inc.	520	47,029
Extended Stay America, Inc.	2,154	41,701
Hyatt Hotels Corp., Class A *	87	4,890
International Game Technology plc	945	17,294
Las Vegas Sands Corp. (a)	2,132	136,214
Starbucks Corp.	617	35,977
Wyndham Worldwide Corp.	78	7,832

		301,348

Household Durables - 2.9%
DR Horton, Inc.	3,802	131,435
NVR, Inc. *(a)	62	149,458
PulteGroup, Inc.	1,758	43,124
Toll Brothers, Inc.	1,031	40,735
Tupperware Brands Corp.	333	23,386
Whirlpool Corp.	239	45,797

		433,935

Household Products - 1.1%
Procter & Gamble Co. (The) (a)	1,921	167,415

Independent Power and Renewable Electricity Producers - 0.2%
Vistra Energy Corp.	1,854	31,129

Industrial Conglomerates - 0.8%
General Electric Co.	2,784	75,196
Honeywell International, Inc.	390	51,983

		127,179

Insurance - 5.0%
Aflac, Inc. (a)	2,061	160,098
Allied World Assurance Co. Holdings AG	14	741
Allstate Corp. (The)	849	75,086

INVESTMENTS	SHARES	VALUE ($)
Insurance - 5.0% (continued)
American International Group, Inc.	585	36,574
Assurant, Inc.	121	12,546
Assured Guaranty Ltd.	4,147	173,096
First American Financial Corp.	966	43,171
Hartford Financial Services Group, Inc. (The)	979	51,466
Lincoln National Corp.	220	14,868
Old Republic International Corp.	413	8,066
Prudential Financial, Inc.	317	34,280
Reinsurance Group of America, Inc.	372	47,761
Travelers Cos., Inc. (The)	580	73,387
Unum Group	455	21,217

		752,357

Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. *(a)	194	187,792
Liberty Interactive Corp. QVC Group, Class A *	2,126	52,172

		239,964

Internet Software & Services - 5.8%
Akamai Technologies, Inc. *	1,942	96,731
Alphabet, Inc., Class A *(a)	209	194,303
Alphabet, Inc., Class C *(a)	194	176,294
Cars.com, Inc. *	78	2,068
eBay, Inc. *(a)	6,238	217,831
Facebook, Inc., Class A *(a)	934	141,015
IAC/InterActiveCorp *	135	13,937
Yelp, Inc. *	729	21,885

		864,064

IT Services - 3.0%
Accenture plc, Class A	25	3,092
Booz Allen Hamilton Holding Corp.	217	7,061
Cognizant Technology Solutions Corp., Class A	64	4,250
Convergys Corp.	2,228	52,982
CoreLogic, Inc. *	811	35,181
DST Systems, Inc.	166	10,242
DXC Technology Co.	372	28,540
Euronet Worldwide, Inc. *	257	22,454
International Business Machines Corp. (a)	950	146,139
NeuStar, Inc., Class A *	2,582	86,110
Science Applications International Corp.	557	38,667
Teradata Corp. *	203	5,986

		440,704

Leisure Products - 0.2%
Brunswick Corp.	393	24,653

Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	89	5,279
Bruker Corp.	237	6,835
Patheon NV *	6	209
Thermo Fisher Scientific, Inc.	13	2,268
Waters Corp. *	112	20,590

		35,181

Machinery - 4.7%
AGCO Corp.	1,084	73,051
Allison Transmission Holdings, Inc.	122	4,576

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 4.7% (continued)
Colfax Corp. *	322	12,677
Crane Co.	1,414	112,243
Cummins, Inc. (a)	655	106,254
Dover Corp.	147	11,792
Ingersoll-Rand plc	1,449	132,424
ITT, Inc.	992	39,859
Oshkosh Corp.	1,086	74,804
PACCAR, Inc.	136	8,982
Parker-Hannifin Corp.	121	19,338
Stanley Black & Decker, Inc.	20	2,815
Timken Co. (The)	2,323	107,439
Woodward, Inc.	28	1,892

		708,146

Media - 1.9%
AMC Networks, Inc., Class A *	978	52,235
CBS Corp. (Non-Voting), Class B	109	6,952
Comcast Corp., Class A	539	20,978
Interpublic Group of Cos., Inc. (The)	265	6,519
Liberty Global plc, Class C (United Kingdom)*	886	27,625
TEGNA, Inc.	233	3,358
Time Warner, Inc.	454	45,586
Time, Inc.	841	12,068
Twenty-First Century Fox, Inc., Class A	747	21,170
Walt Disney Co. (The)	790	83,938

		280,429

Metals & Mining - 1.6%
Alcoa Corp.	607	19,819
Commercial Metals Co.	152	2,953
Freeport-McMoRan, Inc. *	3,111	37,363
Newmont Mining Corp.	90	2,915
Reliance Steel & Aluminum Co.	414	30,143
Royal Gold, Inc.	257	20,090
Steel Dynamics, Inc.	2,362	84,583
Worthington Industries, Inc.	922	46,303

		244,169

Mortgage Real Estate Investment Trusts (REITs) - 0.2%
Annaly Capital Management, Inc.	1,945	23,437

Multiline Retail - 0.1%
Macy’s, Inc.	533	12,387
Target Corp.	177	9,255

		21,642

Multi-Utilities - 2.8%
Ameren Corp.	1,251	68,392
CenterPoint Energy, Inc.	485	13,279
Consolidated Edison, Inc.	692	55,928
DTE Energy Co.	1,070	113,195
MDU Resources Group, Inc.	2,119	55,518
Public Service Enterprise Group, Inc.	2,162	92,988
SCANA Corp.	153	10,253
Vectren Corp.	44	2,571

		412,124

Oil, Gas & Consumable Fuels - 4.3%
Anadarko Petroleum Corp.	1,072	48,604
Chevron Corp.	805	83,986

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 4.3% (continued)
ConocoPhillips	554	24,354
CONSOL Energy, Inc. *	179	2,674
Devon Energy Corp.	1,887	60,327
Energen Corp. *	255	12,589
Exxon Mobil Corp.	1,159	93,566
Marathon Petroleum Corp.	1,234	64,575
Noble Energy, Inc.	102	2,887
Pioneer Natural Resources Co.	96	15,320
QEP Resources, Inc. *	3,334	33,673
Southwestern Energy Co. *	1,208	7,345
Tesoro Corp.	157	14,695
Valero Energy Corp.	1,045	70,496
Williams Cos., Inc. (The)	460	13,929
World Fuel Services Corp.	2,369	91,088

		640,108

Personal Products - 0.2%
Avon Products, Inc. *	3,720	14,136
Nu Skin Enterprises, Inc., Class A	178	11,186

		25,322

Pharmaceuticals - 2.9%
Akorn, Inc. *	15	503
Bristol-Myers Squibb Co.	529	29,476
Johnson & Johnson (a)	1,231	162,849
Mallinckrodt plc *	173	7,752
Merck & Co., Inc. (a)	1,505	96,456
Pfizer, Inc. (a)	4,048	135,972

		433,008

Professional Services - 0.8%
ManpowerGroup, Inc.	564	62,971
Robert Half International, Inc.	1,123	53,825

		116,796

Road & Rail - 1.3%
Kansas City Southern	164	17,162
Norfolk Southern Corp.	491	59,755
Ryder System, Inc.	111	7,990
Union Pacific Corp. (a)	1,026	111,742

		196,649

Semiconductors & Semiconductor Equipment - 5.1%
Applied Materials, Inc. (a)	2,555	105,547
Cirrus Logic, Inc. *	745	46,726
First Solar, Inc. *	506	20,179
Intel Corp.	4,259	143,699
KLA-Tencor Corp.	317	29,009
Lam Research Corp.	20	2,829
Marvell Technology Group Ltd.	1,736	28,679
Maxim Integrated Products, Inc.	1,658	74,444
Micron Technology, Inc. *	2,180	65,095
Microsemi Corp. *	87	4,072
NVIDIA Corp.	321	46,404
ON Semiconductor Corp. *	367	5,153
QUALCOMM, Inc.	859	47,434
Skyworks Solutions, Inc.	412	39,531
Teradyne, Inc.	530	15,916
Texas Instruments, Inc.	895	68,852
Versum Materials, Inc.	467	15,177

		758,746

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Software - 5.7%
Activision Blizzard, Inc.	569	32,757
Adobe Systems, Inc. *	28	3,960
CA, Inc.	204	7,032
Cadence Design Systems, Inc. *	1,667	55,828
Citrix Systems, Inc. *	1,189	94,621
Electronic Arts, Inc. *	90	9,515
Fortinet, Inc. *	213	7,975
Intuit, Inc.	259	34,398
Manhattan Associates, Inc. *	1,092	52,481
Microsoft Corp. (a)	4,843	333,828
Oracle Corp.	2,615	131,116
Red Hat, Inc. *	364	34,853
VMware, Inc., Class A *	85	7,432
Zynga, Inc., Class A *	10,408	37,885

		843,681

Specialty Retail - 2.5%
American Eagle Outfitters, Inc.	867	10,447
Bed Bath & Beyond, Inc.	1,389	42,226
Best Buy Co., Inc.	939	53,833
Chico’s FAS, Inc.	4,554	42,899
Dick’s Sporting Goods, Inc.	138	5,497
Foot Locker, Inc.	596	29,371
GameStop Corp., Class A	1,251	27,034
Home Depot, Inc. (The)	372	57,065
Lowe’s Cos., Inc.	40	3,101
Michaels Cos., Inc. (The) *	1,035	19,168
Ross Stores, Inc.	205	11,835
Staples, Inc.	4,650	46,825
TJX Cos., Inc. (The)	390	28,146

		377,447

Technology Hardware, Storage & Peripherals - 5.4%
Apple, Inc. (a)	2,910	419,098
Hewlett Packard Enterprise Co.	5,563	92,290
HP, Inc. (a)	5,942	103,866
NCR Corp. *	71	2,900
NetApp, Inc.	241	9,652
Seagate Technology plc	1,994	77,267
Western Digital Corp.	181	16,037
Xerox Corp.	2,823	81,105

		802,215

Textiles, Apparel & Luxury Goods - 0.4%
Michael Kors Holdings Ltd. *	1,448	52,490
PVH Corp.	131	15,000

		67,490

Tobacco - 1.5%
Altria Group, Inc.	1,123	83,630
Philip Morris International, Inc.	894	105,000
Reynolds American, Inc.	480	31,219

		219,849

Trading Companies & Distributors - 0.9%
HD Supply Holdings, Inc. *	116	3,553
MSC Industrial Direct Co., Inc., Class A	523	44,957
United Rentals, Inc. *	388	43,732
WESCO International, Inc. *	177	10,142
WW Grainger, Inc.	163	29,426

		131,810

TOTAL COMMON STOCKS (Cost $18,645,864)		19,095,534

INVESTMENTS	SHARES	VALUE ($)
EXCHANGE TRADED FUND - 0.9%
SPDR S&P500 Fund Trust
(Cost $145,142)	604	146,047

SHORT-TERM INVESTMENTS - 1.1%

Investment Companies - 1.1%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (2)(b)	4,174	4,174
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (2)(b)	16,696	16,696
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (2)(b)	46,203	46,203
Limited Purpose Cash Investment Fund, 0.81% (2)(b)	69,216	69,209
UBS Select Treasury Preferred Fund, Class I, 0.85% (2)(b)	20,870	20,870

TOTAL SHORT-TERM INVESTMENTS (Cost $157,152)		157,152

TOTAL LONG POSITIONS (Cost $18,948,158)		19,398,733

SHORT POSITIONS - (29.8)%

COMMON STOCKS - (29.8)%

Aerospace & Defense - (1.2)%
HEICO Corp.	(147)	(10,560)
KLX, Inc. *	(604)	(30,200)
TransDigm Group, Inc.	(517)	(139,006)

		(179,766)

Banks - (1.1)%
Bank of the Ozarks, Inc.	(1,697)	(79,538)
Chemical Financial Corp.	(839)	(40,616)
FNB Corp.	(2,633)	(37,283)
Webster Financial Corp.	(262)	(13,682)

		(171,119)

Biotechnology - (2.4)%
Agios Pharmaceuticals, Inc. *	(743)	(38,227)
Alkermes plc *	(1,633)	(94,665)
Alnylam Pharmaceuticals, Inc. *	(33)	(2,632)
BioMarin Pharmaceutical, Inc. *	(241)	(21,888)
Incyte Corp. *	(312)	(39,284)
Intrexon Corp. *	(596)	(14,358)
Ionis Pharmaceuticals, Inc. *	(301)	(15,312)
Neurocrine Biosciences, Inc. *	(1,248)	(57,408)
OPKO Health, Inc. *	(8,899)	(58,555)
Seattle Genetics, Inc. *	(196)	(10,141)

		(352,470)

Capital Markets - (0.6)%
Charles Schwab Corp. (The)	(155)	(6,659)
Stifel Financial Corp. *	(1,377)	(63,315)
WisdomTree Investments, Inc.	(2,119)	(21,550)

		(91,524)

Chemicals - (1.0)%
CF Industries Holdings, Inc.	(4,863)	(135,969)
Platform Specialty Products Corp. *	(1,507)	(19,109)

		(155,078)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - (0.7)%
RR Donnelley & Sons Co.	(8,285)	(103,894)

Communications Equipment - (0.9)%
Arista Networks, Inc. *	(87)	(13,032)
NetScout Systems, Inc. *	(1,183)	(40,695)
Palo Alto Networks, Inc. *	(68)	(9,099)
ViaSat, Inc. *	(1,186)	(78,513)

		(141,339)

Construction & Engineering - 0.0% (c)
Granite Construction, Inc.	(57)	(2,750)

Containers & Packaging - (1.1)%
Ball Corp.	(3,987)	(168,291)

Diversified Telecommunication Services - (0.1)%
Zayo Group Holdings, Inc. *	(425)	(13,133)

Electrical Equipment - (0.4)%
Acuity Brands, Inc.	(178)	(36,184)
Sensata Technologies Holding NV *	(607)	(25,931)

		(62,115)

Electronic Equipment, Instruments & Components - (0.4)%
Coherent, Inc. *	(88)	(19,799)
National Instruments Corp.	(54)	(2,172)
Universal Display Corp.	(312)	(34,086)

		(56,057)

Energy Equipment & Services - (1.6)%
Core Laboratories NV	(272)	(27,545)
Frank’s International NV	(4,599)	(38,126)
Helmerich & Payne, Inc.	(203)	(11,031)
Transocean Ltd. *	(351)	(2,889)
Weatherford International plc *	(41,477)	(160,516)

		(240,107)

Food Products - (0.6)%
Blue Buffalo Pet Products, Inc. *	(598)	(13,641)
Post Holdings, Inc. *	(519)	(40,300)
Snyder’s-Lance, Inc.	(486)	(16,825)
TreeHouse Foods, Inc. *	(277)	(22,628)

		(93,394)

Gas Utilities - 0.0%(c)
WGL Holdings, Inc.	(26)	(2,169)

Health Care Equipment & Supplies - (1.6)%
DexCom, Inc. *	(2,493)	(182,363)
NuVasive, Inc. *	(671)	(51,613)

		(233,976)

Health Care Providers & Services - (2.0)%
Acadia Healthcare Co., Inc. *	(3,165)	(156,287)
Envision Healthcare Corp. *	(1,819)	(113,997)
MEDNAX, Inc. *	(43)	(2,596)
Premier, Inc., Class A *	(631)	(22,716)

		(295,596)

Health Care Technology - 0.0% (c)
Medidata Solutions, Inc. *	(38)	(2,972)

INVESTMENTS	SHARES	VALUE ($)
Household Durables - (0.3)%
Newell Brands, Inc.	(220)	(11,797)
TRI Pointe Group, Inc. *	(1,927)	(25,417)

		(37,214)

Industrial Conglomerates - 0.0% (c)
Roper Technologies, Inc.	(12)	(2,778)

Internet & Direct Marketing Retail - (0.1)%
TripAdvisor, Inc. *	(84)	(3,209)
Wayfair, Inc., Class A *	(101)	(7,765)

		(10,974)

Internet Software & Services - (1.2)%
comScore, Inc. *	(220)	(5,775)
Pandora Media, Inc. *	(14,468)	(129,055)
Zillow Group, Inc., Class C *	(851)	(41,707)

		(176,537)

IT Services - (0.6)%
First Data Corp., Class A *	(2,185)	(39,767)
Sabre Corp.	(1,556)	(33,874)
Square, Inc., Class A *	(510)	(11,964)
WEX, Inc. *	(95)	(9,906)

		(95,511)

Life Sciences Tools & Services - (0.7)%
Bio-Techne Corp.	(176)	(20,680)
Quintiles IMS Holdings, Inc. *	(965)	(86,368)

		(107,048)

Machinery - (1.1)%
Wabtec Corp.	(771)	(70,547)
Welbilt, Inc. *	(4,818)	(90,819)

		(161,366)

Metals & Mining - (0.8)%
Allegheny Technologies, Inc.	(5,665)	(96,362)
Compass Minerals International, Inc.	(302)	(19,720)

		(116,082)

Multi-Utilities - (0.8)%
Black Hills Corp.	(1,279)	(86,294)
Dominion Energy, Inc.	(406)	(31,112)

		(117,406)

Oil, Gas & Consumable Fuels - (3.2)%
Antero Resources Corp.*	(234)	(5,057)
Centennial Resource Development, Inc., Class A *	(1,233)	(19,506)
Cheniere Energy, Inc. *	(1,843)	(89,773)
Chesapeake Energy Corp. *	(1,459)	(7,251)
Concho Resources, Inc. *	(20)	(2,431)
Hess Corp.	(1,332)	(58,435)
Kosmos Energy Ltd. (Ghana) *	(11,052)	(70,843)
Matador Resources Co. *	(1,520)	(32,482)
Newfield Exploration Co. *	(711)	(20,235)
ONEOK, Inc.	(173)	(9,024)
PBF Energy, Inc., Class A	(2,317)	(51,576)
Range Resources Corp.	(1,518)	(35,172)
Rice Energy, Inc. *	(1,453)	(38,693)
SM Energy Co.	(113)	(1,868)
Whiting Petroleum Corp. *	(5,318)	(29,302)

		(471,648)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Personal Products - (0.5)%
Coty, Inc., Class A	(3,789)	(71,082)

Pharmaceuticals - (0.9)%
Allergan plc	(16)	(3,889)
Perrigo Co. plc	(1,316)	(99,384)
Prestige Brands Holdings, Inc. *	(444)	(23,448)

		(126,721)

Professional Services - 0.0% (c)
IHS Markit Ltd. *	(109)	(4,800)

Road & Rail - (0.1)%
Genesee & Wyoming, Inc., Class A *	(136)	(9,301)

Semiconductors & Semiconductor Equipment - (0.6)%
Cavium, Inc. *	(803)	(49,891)
Cypress Semiconductor Corp.	(2,419)	(33,019)

		(82,910)

Software - (1.6)%
ACI Worldwide, Inc. *	(239)	(5,346)
Atlassian Corp. plc, Class A (Australia) *	(602)	(21,178)
Guidewire Software, Inc. *	(1,027)	(70,565)
ServiceNow, Inc. *	(171)	(18,126)
Splunk, Inc. *	(350)	(19,912)
Tyler Technologies, Inc. *	(58)	(10,189)
Ultimate Software Group, Inc. (The) *	(241)	(50,625)
Workday, Inc., Class A *	(440)	(42,680)

		(238,621)

Specialty Retail - (1.0)%
CarMax, Inc. *	(946)	(59,655)
L Brands, Inc.	(584)	(31,472)
Signet Jewelers Ltd.	(1,031)	(65,200)

		(156,327)

Technology Hardware, Storage & Peripherals - (0.4)%
Diebold Nixdorf, Inc.	(2,248)	(62,944)

Trading Companies & Distributors - (0.2)%
Fastenal Co.	(187)	(8,140)
Herc Holdings, Inc. *	(681)	(26,777)

		(34,917)

TOTAL COMMON STOCKS (Proceeds $(4,356,370))		(4,449,937)

TOTAL SHORT POSITIONS (Proceeds $(4,356,370))		(4,449,937)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (Cost $14,591,788)		14,948,796

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(31,358)

NET ASSETS - 100.0%		14,917,438

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,910,444	12.8%
Consumer Staples	847,508	5.7
Energy	96,621	0.6
Exchange Traded Fund	146,047	0.9
Financials	2,563,773	17.2
Health Care	1,319,353	8.8
Industrials	2,265,921	15.2
Information Technology	3,577,701	24.0
Materials	486,267	3.3
Real Estate	469,270	3.1
Telecommunication Services	186,844	1.3
Utilities	921,895	6.2
Short-Term Investments	157,152	1.1

Total Investments In Securities At Value	14,948,796	100.2
Liabilities in Excess of Other Assets	(31,358)	(0.2)

Net Assets	$14,917,438	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $5,089,996.
(b)	Represents 7-day effective yield as of 6/30/2017.
(c)	Represents less than 0.05% of net assets.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).

Abbreviations

SPDR - Standard & Poor’s Depository Receipts

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 130.6%
COMMON STOCKS - 127.2%

Aerospace & Defense - 4.4%
AAR Corp. (a)	377	13,104
Curtiss-Wright Corp. (a)	161	14,777
DigitalGlobe, Inc. *	92	3,064
Ducommun, Inc. *	397	12,537
Engility Holdings, Inc. *	37	1,051
Esterline Technologies Corp. *(a)	129	12,229
Moog, Inc., Class A *	159	11,403
Sparton Corp. *	1,090	23,969
Vectrus, Inc. *	1,015	32,805

		124,939

Air Freight & Logistics - 0.5%
Hub Group, Inc., Class A *	134	5,139
Park-Ohio Holdings Corp.	223	8,496

		13,635

Airlines - 0.1%
Allegiant Travel Co.	14	1,899
Hawaiian Holdings, Inc. *	54	2,535

		4,434

Auto Components - 2.8%
American Axle & Manufacturing Holdings, Inc. *	451	7,036
Cooper Tire & Rubber Co.	271	9,783
Cooper-Standard Holdings, Inc. *	60	6,052
Dana, Inc. (a)	838	18,713
Stoneridge, Inc. *	623	9,600
Superior Industries International, Inc.	129	2,651
Tenneco, Inc.	125	7,229
Tower International, Inc.	880	19,756

		80,820

Banks - 12.1%
1st Source Corp. (a)	434	20,806
BancFirst Corp. (a)	133	12,848
Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	133	3,642
BancorpSouth, Inc. (a)	428	13,054
Berkshire Hills Bancorp, Inc.	118	4,148
Boston Private Financial Holdings, Inc.	398	6,109
Canadian Imperial Bank of Commerce (Canada)	1	67
Capital Bank Financial Corp., Class A	12	457
Cathay General Bancorp	141	5,351
CenterState Banks, Inc.	200	4,972
Central Pacific Financial Corp.	236	7,427
City Holding Co.	55	3,623
Columbia Banking System, Inc.	51	2,032
Community Trust Bancorp, Inc.	88	3,850
Customers Bancorp, Inc. *	113	3,196
Eagle Bancorp, Inc. *	27	1,709
Enterprise Financial Services Corp.	134	5,467
FCB Financial Holdings, Inc., Class A *	63	3,008
First BanCorp *	5,695	32,974
First Busey Corp.	169	4,955
First Citizens BancShares, Inc., Class A (a)	44	16,399

INVESTMENTS	SHARES	VALUE ($)
Banks - 12.1% (continued)
First Financial Bancorp	128	3,546
First Financial Corp.	241	11,399
First Merchants Corp.	176	7,065
First Midwest Bancorp, Inc.	279	6,504
Fulton Financial Corp.	334	6,346
Great Southern Bancorp, Inc.	74	3,959
Great Western Bancorp, Inc.	73	2,979
Hancock Holding Co. (a)	259	12,691
Hanmi Financial Corp.	468	13,315
Heartland Financial USA, Inc. (a)	261	12,293
Heritage Financial Corp.	44	1,166
Hope Bancorp, Inc.	382	7,124
IBERIABANK Corp.	102	8,313
Independent Bank Group, Inc.	44	2,618
International Bancshares Corp. (a)	424	14,861
Investors Bancorp, Inc.	418	5,584
LegacyTexas Financial Group, Inc.	33	1,258
National Bank Holdings Corp., Class A	37	1,225
OFG Bancorp	442	4,420
Old National Bancorp	309	5,330
Opus Bank	488	11,810
Preferred Bank	90	4,812
Sandy Spring Bancorp, Inc.	131	5,326
South State Corp.	11	943
Stonegate Bank	43	1,986
Texas Capital Bancshares, Inc. *	68	5,263
TriCo Bancshares	117	4,113
Umpqua Holdings Corp. (a)	473	8,684
Union Bankshares Corp.	134	4,543
United Community Banks, Inc.	181	5,032
WesBanco, Inc.	24	949
Wintrust Financial Corp.	39	2,981

		344,532

Beverages - 0.4%
National Beverage Corp.	129	12,069

Biotechnology - 5.7%
Acorda Therapeutics, Inc. *	315	6,206
AMAG Pharmaceuticals, Inc. *	456	8,390
Array BioPharma, Inc. *	252	2,109
Axovant Sciences Ltd. *	84	1,948
BioSpecifics Technologies Corp. *	131	6,486
Blueprint Medicines Corp. *	69	3,496
Calithera Biosciences, Inc. *	772	11,464
Cara Therapeutics, Inc. *	31	477
Clovis Oncology, Inc. *	52	4,869
Conatus Pharmaceuticals, Inc. *	2,102	12,108
Corbus Pharmaceuticals Holdings, Inc. *	254	1,600
Corvus Pharmaceuticals, Inc. *	114	1,379
CytomX Therapeutics, Inc. *	37	574
Eagle Pharmaceuticals, Inc. *	47	3,708
Emergent BioSolutions, Inc. *	282	9,563
Enanta Pharmaceuticals, Inc. *	192	6,908
Epizyme, Inc. *	123	1,857
Esperion Therapeutics, Inc. *	47	2,175
Genomic Health, Inc. *	116	3,776
ImmunoGen, Inc. *	1,147	8,155
Intellia Therapeutics, Inc. *	197	3,152
MacroGenics, Inc. *	92	1,611

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 5.7% (continued)
Myriad Genetics, Inc. *(a)	798	20,620
PDL BioPharma, Inc. *	7,703	19,026
Portola Pharmaceuticals, Inc. *	71	3,988
Prothena Corp. plc (Ireland)*	48	2,598
Puma Biotechnology, Inc. *	41	3,583
REGENXBIO, Inc. *	78	1,541
Repligen Corp. *	34	1,409
Versartis, Inc. *	66	1,152
Xencor, Inc. *	276	5,826

		161,754

Building Products - 2.8%
American Woodmark Corp. *	24	2,293
Continental Building Products, Inc. *	539	12,559
Gibraltar Industries, Inc. *	282	10,053
Insteel Industries, Inc.	100	3,297
Masonite International Corp. *	62	4,681
NCI Building Systems, Inc. *	605	10,103
Patrick Industries, Inc. *	28	2,040
Ply Gem Holdings, Inc.* (a)	1,360	24,412
Simpson Manufacturing Co., Inc.	136	5,945
Universal Forest Products, Inc.	42	3,667

		79,050

Capital Markets - 0.8%
Evercore Partners, Inc., Class A	90	6,345
Greenhill & Co., Inc.	94	1,889
INTL. FCStone, Inc. *	203	7,665
Piper Jaffray Cos.	11	660
Waddell & Reed Financial, Inc., Class A	362	6,835

		23,394

Chemicals - 4.8%
Ferro Corp. *	694	12,693
FutureFuel Corp.	878	13,249
HB Fuller Co.	19	971
Innophos Holdings, Inc.	271	11,881
Innospec, Inc.	34	2,229
Koppers Holdings, Inc. *	69	2,494
Kronos Worldwide, Inc.	638	11,624
OMNOVA Solutions, Inc. *	1,954	19,051
PolyOne Corp.	248	9,608
Rayonier Advanced Materials, Inc.	506	7,954
Stepan Co.	78	6,797
Trinseo SA (a)	528	36,274
Tronox Ltd., Class A	226	3,417

		138,242

Commercial Services & Supplies - 2.1%
ACCO Brands Corp. *	353	4,112
Brady Corp., Class A	73	2,475
Brink’s Co. (The)	149	9,983
Ennis, Inc.	218	4,164
Essendant, Inc.	219	3,248
Herman Miller, Inc.	208	6,323
Interface, Inc.	15	295
Knoll, Inc.	512	10,265
McGrath RentCorp.	28	970
Steelcase, Inc., Class A (a)	663	9,282
Viad Corp.	192	9,072

		60,189

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 2.4%
Acacia Communications, Inc. *	52	2,156
Applied Optoelectronics, Inc. *	74	4,573
Digi International, Inc. *	308	3,126
Finisar Corp.* (a)	703	18,264
InterDigital, Inc. (a)	150	11,595
NETGEAR, Inc. *	118	5,086
Sonus Networks, Inc. *	2,109	15,691
Viavi Solutions, Inc. *	646	6,802

		67,293

Construction & Engineering - 1.4%
Argan, Inc.	118	7,080
Comfort Systems USA, Inc.	103	3,821
EMCOR Group, Inc.	170	11,115
MasTec, Inc. *	30	1,355
MYR Group, Inc. *	211	6,545
Tutor Perini Corp. *	351	10,091

		40,007

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	146	4,215

Consumer Finance - 0.6%
Enova International, Inc. *	98	1,455
FirstCash, Inc.	49	2,857
LendingClub Corp. *	451	2,485
Nelnet, Inc., Class A	53	2,492
Regional Management Corp. *	391	9,239

		18,528

Distributors - 0.1%
Core-Mark Holding Co., Inc.	55	1,818

Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc.	96	3,643
American Public Education, Inc. *	568	13,433
Capella Education Co.	177	15,151
Career Education Corp. *	117	1,123
Grand Canyon Education, Inc. *	17	1,333
K12, Inc.*	832	14,910

		49,593

Diversified Telecommunication Services - 0.7%
Cincinnati Bell, Inc. *	219	4,282
IDT Corp., Class B	706	10,145
Intelsat SA*	2,033	6,221
Vonage Holdings Corp. *	58	379

		21,027

Electric Utilities - 0.4%
Portland General Electric Co. (a)	240	10,966
Spark Energy, Inc., Class A	80	1,504

		12,470

Electrical Equipment - 0.6%
Babcock & Wilcox Enterprises, Inc. *	505	5,939
EnerSys	68	4,927
Generac Holdings, Inc. *	48	1,734
Powell Industries, Inc.	149	4,766

		17,366

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Electronic Equipment, Instruments & Components - 6.0%
Anixter International, Inc. *(a)	228	17,830
AVX Corp.	627	10,245
Benchmark Electronics, Inc. *(a)	359	11,596
Control4 Corp.*	993	19,473
Insight Enterprises, Inc. *(a)	479	19,155
Itron, Inc. *	8	542
KEMET Corp. *	588	7,526
Methode Electronics, Inc.	63	2,596
Plexus Corp. *	65	3,417
Rogers Corp. *(a)	115	12,491
Sanmina Corp. *(a)	639	24,346
ScanSource, Inc. *(a)	487	19,626
SYNNEX Corp.	91	10,916
Tech Data Corp. *(a)	70	7,070
TTM Technologies, Inc. *	253	4,392

		171,221

Energy Equipment & Services - 1.1%
Archrock, Inc.	1,091	12,437
Helix Energy Solutions Group, Inc. *	195	1,100
Matrix Service Co. *	474	4,432
McDermott International, Inc. *	1,280	9,178
Oil States International, Inc. *	87	2,362
Pioneer Energy Services Corp. *	583	1,195

		30,704

Equity Real Estate Investment Trusts (REITs) - 3.6%
Alexander’s, Inc.	8	3,372
Care Capital Properties, Inc.	121	3,231
CBL & Associates Properties, Inc.	357	3,009
DiamondRock Hospitality Co.	464	5,081
First Potomac Realty Trust	544	6,044
Four Corners Property Trust, Inc.	499	12,530
GEO Group, Inc. (The)	115	3,400
Lexington Realty Trust (a)	1,571	15,569
Mack-Cali Realty Corp. (a)	618	16,772
QTS Realty Trust, Inc., Class A	11	576
RLJ Lodging Trust	227	4,510
Select Income REIT (a)	452	10,862
Summit Hotel Properties, Inc.	152	2,835
Xenia Hotels & Resorts, Inc. (a)	769	14,895

		102,686

Food & Staples Retailing - 0.8%
Andersons, Inc. (The)	95	3,244
SpartanNash Co.	242	6,282
SUPERVALU, Inc. *	3,665	12,058

		21,584

Food Products - 2.7%
Darling Ingredients, Inc. *(a)	1,494	23,516
Dean Foods Co.	104	1,768
Fresh Del Monte Produce, Inc. (a)	245	12,473
John B Sanfilippo & Son, Inc.	150	9,466
Omega Protein Corp.	1,007	18,025
Sanderson Farms, Inc.	94	10,871

		76,119

INVESTMENTS	SHARES	VALUE ($)
Gas Utilities - 1.3%
ONE Gas, Inc.	134	9,355
Southwest Gas Holdings, Inc. (a)	286	20,895
WGL Holdings, Inc.	68	5,673

		35,923

Health Care Equipment & Supplies - 3.7%
Analogic Corp.	29	2,107
AngioDynamics, Inc. *	159	2,577
Atrion Corp.	1	643
Cantel Medical Corp.	25	1,948
Globus Medical, Inc., Class A *(a)	408	13,525
Integer Holdings Corp. *	20	865
iRadimed Corp. *	448	3,853
Lantheus Holdings, Inc. *	498	8,790
LeMaitre Vascular, Inc.	324	10,115
Masimo Corp. *(a)	147	13,404
Meridian Bioscience, Inc.	59	929
Merit Medical Systems, Inc. *	74	2,823
Natus Medical, Inc. *	178	6,639
OraSure Technologies, Inc. *	533	9,200
Orthofix International NV *	289	13,433
Pulse Biosciences, Inc. *	160	5,525
Surmodics, Inc. *	293	8,248

		104,624

Health Care Providers & Services - 2.9%
AMN Healthcare Services, Inc. *	27	1,054
Community Health Systems, Inc. *	931	9,273
CorVel Corp. *	294	13,950
HealthSouth Corp.	77	3,727
Landauer, Inc.	79	4,132
LHC Group, Inc. *	87	5,906
Magellan Health, Inc. *	145	10,570
Molina Healthcare, Inc. *	83	5,742
National HealthCare Corp.	63	4,419
Owens & Minor, Inc.	161	5,183
PharMerica Corp. *	227	5,959
Triple-S Management Corp., Class B *	766	12,953

		82,868

Health Care Technology - 1.3%
HMS Holdings Corp. *(a)	936	17,316
Omnicell, Inc.*	15	646
Quality Systems, Inc. *(a)	1,117	19,224

		37,186

Hotels, Restaurants & Leisure - 3.0%
BJ’s Restaurants, Inc. *	102	3,799
Bloomin’ Brands, Inc.	377	8,004
Boyd Gaming Corp.	533	13,224
Buffalo Wild Wings, Inc. *	25	3,168
Caesars Entertainment Corp. *	580	6,960
Cheesecake Factory, Inc. (The)	8	402
Del Frisco’s Restaurant Group, Inc. *	279	4,492
ILG, Inc.	119	3,271
International Speedway Corp., Class A	118	4,431
Intrawest Resorts Holdings, Inc. *	580	13,769
La Quinta Holdings, Inc. *	304	4,490
Marriott Vacations Worldwide Corp.	17	2,002

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 3.0% (continued)
Ruth’s Hospitality Group, Inc.	739	16,073
Texas Roadhouse, Inc.	30	1,529

		85,614

Household Durables - 3.4%
Beazer Homes USA, Inc. *	662	9,083
Century Communities, Inc. *	389	9,647
Flexsteel Industries, Inc.	258	13,960
Hovnanian Enterprises, Inc., Class A *	3,596	10,069
iRobot Corp. *	15	1,262
KB Home	107	2,565
La-Z-Boy, Inc.	210	6,825
Libbey, Inc.	906	7,302
M/I Homes, Inc. *	153	4,368
MDC Holdings, Inc.	39	1,378
NACCO Industries, Inc., Class A	61	4,322
Taylor Morrison Home Corp., Class A *(a)	615	14,766
TopBuild Corp. *	106	5,625
ZAGG, Inc. *	604	5,225

		96,397

Household Products - 0.1%
Central Garden & Pet Co., Class A *	126	3,783

Insurance - 3.6%
Ambac Financial Group, Inc. *	305	5,292
AMERISAFE, Inc.	19	1,082
Argo Group International Holdings Ltd.	163	9,878
CNO Financial Group, Inc. (a)	840	17,539
Employers Holdings, Inc. (a)	530	22,419
Enstar Group Ltd. *	12	2,384
Federated National Holding Co.	1,222	19,552
Genworth Financial, Inc., Class A *	530	1,998
Heritage Insurance Holdings, Inc.	238	3,099
Maiden Holdings Ltd.	401	4,451
National Western Life Group, Inc., Class A	29	9,269
Safety Insurance Group, Inc.	101	6,898
United Fire Group, Inc.	8	352

		104,213

Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A *	257	2,506
HSN, Inc.	29	925

		3,431

Internet Software & Services - 3.1%
Bankrate, Inc. *	598	7,684
Bazaarvoice, Inc. *	797	3,945
Blucora, Inc.*	83	1,759
Box, Inc., Class A *	161	2,937
Brightcove, Inc. *	1,716	10,639
Carbonite, Inc. *	138	3,008
Care.com, Inc. *	432	6,523
DHI Group, Inc. *	1,896	5,404
GrubHub, Inc. *(a)	341	14,868
Meet Group, Inc. (The) *	1,814	9,161
Shutterstock, Inc. *	42	1,851
Web.com Group, Inc. *	146	3,694
XO Group, Inc. *	427	7,524
Yelp, Inc. *	301	9,036

		88,033

INVESTMENTS	SHARES	VALUE ($)
IT Services - 3.1%
CACI International, Inc., Class A *	4	500
Convergys Corp. (a)	793	18,858
EVERTEC, Inc.	774	13,390
Hackett Group, Inc. (The)	817	12,663
NeuStar, Inc., Class A *(a)	768	25,613
Perficient, Inc. *	43	802
Sykes Enterprises, Inc. *	235	7,880
Travelport Worldwide Ltd.	611	8,407

		88,113

Leisure Products - 0.8%
American Outdoor Brands Corp. *	61	1,352
Johnson Outdoors, Inc., Class A	188	9,063
MCBC Holdings, Inc. *	673	13,157

		23,572

Life Sciences Tools & Services - 1.0%
Cambrex Corp. *	72	4,302
INC Research Holdings, Inc., Class A *(a)	246	14,391
PAREXEL International Corp. *	72	6,258
PRA Health Sciences, Inc. *	43	3,225

		28,176

Machinery - 6.3%
Alamo Group, Inc.	126	11,442
Astec Industries, Inc. (a)	218	12,101
Barnes Group, Inc.	55	3,219
Briggs & Stratton Corp.	183	4,410
Commercial Vehicle Group, Inc. *	391	3,304
Global Brass & Copper Holdings, Inc.	372	11,365
Greenbrier Cos., Inc. (The)	203	9,389
Harsco Corp. *	597	9,612
Hyster-Yale Materials Handling, Inc.	77	5,409
Kadant, Inc.	81	6,091
Kennametal, Inc.	196	7,334
Lydall, Inc. *	26	1,344
Meritor, Inc. *(a)	1,079	17,922
Mueller Industries, Inc.	350	10,658
Mueller Water Products, Inc., Class A (a)	1,011	11,808
Rexnord Corp. *	81	1,883
Spartan Motors, Inc.	2,196	19,435
SPX Corp. *	113	2,843
Standex International Corp.	35	3,175
Supreme Industries, Inc., Class A	755	12,420
TriMas Corp. *	287	5,984
Wabash National Corp.	315	6,924
Woodward, Inc.	31	2,095

		180,167

Media - 0.6%
Entravision Communications Corp., Class A	347	2,290
Gannett Co., Inc.	680	5,930
MSG Networks, Inc., Class A *	309	6,937
Sinclair Broadcast Group, Inc., Class A	14	461
Time, Inc.	64	918

		16,536

Metals & Mining - 3.9%
AK Steel Holding Corp. *	1,012	6,649
Cliffs Natural Resources, Inc.* (a)	3,558	24,621

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 3.9% (continued)
Coeur Mining, Inc. *	452	3,878
Commercial Metals Co.	432	8,394
Gold Resource Corp.	119	486
Haynes International, Inc.	73	2,651
Hecla Mining Co.	506	2,581
Kaiser Aluminum Corp. (a)	149	13,189
Materion Corp.	345	12,903
Olympic Steel, Inc.	210	4,091
Ryerson Holding Corp. *	996	9,860
SunCoke Energy, Inc. *	1,217	13,265
Worthington Industries, Inc.	179	8,989

		111,557

Multiline Retail - 0.3%
Big Lots, Inc.	210	10,143

Multi-Utilities - 0.4%
Avista Corp.	148	6,284
NorthWestern Corp.	93	5,675

		11,959

Oil, Gas & Consumable Fuels - 2.8%
Abraxas Petroleum Corp. *	5,085	8,238
Arch Coal, Inc., Class A	42	2,869
California Resources Corp. *	497	4,249
Cloud Peak Energy, Inc. *	2,826	9,976
Contango Oil & Gas Co. *	210	1,394
DHT Holdings, Inc.	657	2,727
Green Plains, Inc.	147	3,021
Oasis Petroleum, Inc.*	501	4,033
Overseas Shipholding Group, Inc., Class A *	4,219	11,222
PDC Energy, Inc. *	6	259
REX American Resources Corp. *	182	17,574
SandRidge Energy, Inc. *	156	2,685
Ship Finance International Ltd. (Norway)	43	585
Teekay Tankers Ltd., Class A	204	383
W&T Offshore, Inc. *	4,113	8,061
Westmoreland Coal Co. *	864	4,208

		81,484

Paper & Forest Products - 0.6%
Louisiana-Pacific Corp. *(a)	629	15,165
Schweitzer-Mauduit International, Inc.	21	782

		15,947

Pharmaceuticals - 2.8%
Catalent, Inc. *	165	5,792
Corcept Therapeutics, Inc. *(a)	1,371	16,178
Horizon Pharma plc *	903	10,719
Innoviva, Inc. *	352	4,506
Phibro Animal Health Corp., Class A	329	12,189
Prestige Brands Holdings, Inc. *(a)	308	16,265
SciClone Pharmaceuticals, Inc. *	1,068	11,748
Supernus Pharmaceuticals, Inc. *	24	1,034
Tetraphase Pharmaceuticals, Inc. *	75	535

		78,966

Professional Services - 2.6%
Acacia Research Corp. *	152	623
Barrett Business Services, Inc.	182	10,427

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 2.6% (continued)
ICF International, Inc. *	121	5,699
Insperity, Inc. (a)	192	13,632
Kelly Services, Inc., Class A	116	2,604
Kforce, Inc.	167	3,273
Navigant Consulting, Inc. *	218	4,308
RPX Corp. *	1,009	14,076
TrueBlue, Inc. *(a)	701	18,576

		73,218

Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	49	2,028
Forestar Group, Inc. *	63	1,080
HFF, Inc., Class A	191	6,641

		9,749

Road & Rail - 0.8%
ArcBest Corp.	354	7,293
Roadrunner Transportation Systems, Inc. *	1,516	11,021
YRC Worldwide, Inc. *	328	3,647

		21,961

Semiconductors & Semiconductor Equipment - 6.6%
Advanced Energy Industries, Inc. *	110	7,116
Alpha & Omega Semiconductor Ltd. *	1,098	18,304
Amkor Technology, Inc. *(a)	1,306	12,760
Axcelis Technologies, Inc. *	232	4,860
AXT, Inc. *	1,624	10,312
Brooks Automation, Inc. (a)	638	13,838
Cabot Microelectronics Corp.	38	2,806
Cirrus Logic, Inc. *(a)	476	29,855
Entegris, Inc. *(a)	550	12,072
Integrated Device Technology, Inc. *	249	6,422
Nanometrics, Inc. *	571	14,441
NeoPhotonics Corp. *	490	3,783
Photronics, Inc. *	880	8,272
Rudolph Technologies, Inc.*	794	18,143
Semtech Corp. *	266	9,509
Synaptics, Inc. *(a)	212	10,962
Ultra Clean Holdings, Inc. *	136	2,550
Xperi Corp.	65	1,937

		187,942

Software - 2.9%
8x8, Inc.*	459	6,679
A10 Networks, Inc. *	285	2,405
Aspen Technology, Inc. *	24	1,326
Barracuda Networks, Inc. *(a)	805	18,563
CommVault Systems, Inc. *	57	3,218
Gigamon, Inc. *(a)	366	14,402
MicroStrategy, Inc., Class A*	27	5,175
Mitek Systems, Inc. *	417	3,503
Qualys, Inc. *	189	7,711
RealPage, Inc. *	110	3,955
Rubicon Project, Inc. (The) *	409	2,102
Synchronoss Technologies, Inc. *	61	1,003
TiVo Corp.	84	1,567
Verint Systems, Inc. *	274	11,152

		82,761

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	232	2,796
America’s Car-Mart, Inc. *	16	622
Big 5 Sporting Goods Corp.	188	2,453
Cato Corp. (The), Class A	149	2,621
Citi Trends, Inc.	129	2,737
Express, Inc. *	518	3,497
Finish Line, Inc. (The), Class A	137	1,941
Francesca’s Holdings Corp. *	77	842
Genesco, Inc. *	10	339
Haverty Furniture Cos., Inc.	194	4,869
Kirkland’s, Inc. *	152	1,563
Office Depot, Inc.	1,405	7,924
Pier 1 Imports, Inc.	218	1,132
Sonic Automotive, Inc., Class A	131	2,548

		35,884

Technology Hardware, Storage & Peripherals - 0.9%
Avid Technology, Inc. *	1,507	7,927
Eastman Kodak Co. *	506	4,605
Electronics For Imaging, Inc. *	96	4,548
Quantum Corp. *	747	5,834
Super Micro Computer, Inc. *	132	3,254

		26,168

Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc. *	281	2,167
Deckers Outdoor Corp. *	9	614
Fossil Group, Inc. *	560	5,796
Iconix Brand Group, Inc. *	65	449
Movado Group, Inc.	190	4,797
Perry Ellis International, Inc. *	230	4,476
Vera Bradley, Inc.*	1,028	10,054

		28,353

Thrifts & Mortgage Finance - 5.3%
Astoria Financial Corp.	134	2,700
Dime Community Bancshares, Inc.	635	12,446
Essent Group Ltd. *	77	2,860
Federal Agricultural Mortgage Corp., Class C	308	19,928
First Defiance Financial Corp.	257	13,539
Flagstar Bancorp, Inc. *(a)	756	23,300
MGIC Investment Corp. *(a)	3,135	35,112
NMI Holdings, Inc., Class A *	482	5,519
Radian Group, Inc. (a)	1,304	21,320
TrustCo Bank Corp.	1,176	9,114
Washington Federal, Inc.	197	6,540

		152,378

Tobacco - 0.1%
Vector Group Ltd.	96	2,047

Trading Companies & Distributors - 1.4%
Applied Industrial Technologies, Inc.	63	3,720
Beacon Roofing Supply, Inc. *	82	4,018
DXP Enterprises, Inc. *	78	2,691
MRC Global, Inc. *	245	4,047
Neff Corp., Class A *	136	2,584
Rush Enterprises, Inc., Class A *(a)	494	18,367
Veritiv Corp. *	136	6,120

		41,547

INVESTMENTS	SHARES	VALUE ($)
Transportation Infrastructure - 0.0% (b)
Wesco Aircraft Holdings, Inc.*	118	1,280

Water Utilities - 0.2%
SJW Group	98	4,820

TOTAL COMMON STOCKS (Cost $3,638,654)		3,634,489

EXCHANGE TRADED FUND - 1.1%
iShares Russell 2000 Fund (Cost $31,946)	228	32,130

RIGHT - 0.0% (b)	NO. OF RIGHTS

Media - 0.0% (b)
Media General, Inc., CVR
(Cost $33)(3) *(c)	112	171

SHORT-TERM INVESTMENTS - 2.3%	SHARES

Investment Companies - 2.3%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (2)(d)	6,360	6,360
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (2)(d)	25,440	25,440
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (2)(d)	180	180
Limited Purpose Cash Investment Fund, 0.81% (2)(d)	267	267
UBS Select Treasury Preferred Fund, Class I, 0.85% (2)(d)	31,800	31,800

TOTAL SHORT-TERM INVESTMENTS (Cost $64,047)		64,047

TOTAL LONG POSITIONS (Cost $3,734,680)		3,730,837

SHORT POSITIONS - (29.4)%
COMMON STOCKS - (29.4)%

Aerospace & Defense - (1.4)%
Aerojet Rocketdyne Holdings, Inc. *	(148)	(3,078)
Aerovironment, Inc. *	(383)	(14,631)
Axon Enterprise, Inc. *	(438)	(11,011)
KeyW Holding Corp. (The) *	(131)	(1,225)
Kratos Defense & Security Solutions, Inc. *	(27)	(321)
Mercury Systems, Inc. *	(261)	(10,985)

		(41,251)

Auto Components - (0.8)%
Gentherm, Inc. *	(59)	(2,289)
Motorcar Parts of America, Inc. *	(708)	(19,994)

		(22,283)

Beverages - (0.1)%
MGP Ingredients, Inc.	(45)	(2,303)

Biotechnology - (0.7)%
Adamas Pharmaceuticals, Inc. *	(264)	(4,617)
Agenus, Inc. *	(400)	(1,564)
Aimmune Therapeutics, Inc. *	(141)	(2,899)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - (0.7)%
Alder Biopharmaceuticals, Inc. *	(430)	(4,924)
Iovance Biotherapeutics, Inc. *	(107)	(787)
Minerva Neurosciences, Inc. *	(66)	(584)
Otonomy, Inc. *	(144)	(2,714)
Spark Therapeutics, Inc. *	(56)	(3,345)

		(21,434)

Building Products - (0.7)%
AAON, Inc.	(115)	(4,238)
Advanced Drainage Systems, Inc.	(206)	(4,141)
Builders FirstSource, Inc. *	(567)	(8,686)
PGT Innovations, Inc. *	(184)	(2,355)

		(19,420)

Capital Markets - (0.3)%
Financial Engines, Inc.	(217)	(7,942)

Chemicals - (1.1)%
Balchem Corp.	(194)	(15,076)
Flotek Industries, Inc. *	(1,028)	(9,190)
LSB Industries, Inc. *	(612)	(6,322)

		(30,588)

Commercial Services & Supplies - (1.7)%
Mobile Mini, Inc.	(634)	(18,925)
RR Donnelley & Sons Co.	(44)	(552)
Team, Inc. *	(1,193)	(27,976)

		(47,453)

Communications Equipment - (0.7)%
CalAmp Corp. *	(122)	(2,480)
Harmonic, Inc. *	(2,035)	(10,683)
Infinera Corp. *	(434)	(4,631)
NetScout Systems, Inc. *	(37)	(1,273)
ViaSat, Inc. *	(29)	(1,920)

		(20,987)

Construction & Engineering - (0.6)%
NV5 Global, Inc. *	(375)	(15,938)

Diversified Consumer Services - (0.6)%
Carriage Services, Inc.	(175)	(4,718)
Chegg, Inc. *	(942)	(11,577)

		(16,295)

Diversified Telecommunication Services - (0.1)%
Iridium Communications, Inc. *	(138)	(1,525)
ORBCOMM, Inc. *	(238)	(2,689)

		(4,214)

Electronic Equipment, Instruments & Components - (0.8)%
Knowles Corp. *	(277)	(4,687)
Mesa Laboratories, Inc.	(110)	(15,764)
OSI Systems, Inc. *	(32)	(2,405)

		(22,856)

Energy Equipment & Services - (0.8)%
Atwood Oceanics, Inc. *	(103)	(840)
Bristow Group, Inc.	(548)	(4,192)
Forum Energy Technologies, Inc. *	(44)	(686)
Frank’s International NV	(1,918)	(15,900)
Tesco Corp. *	(599)	(2,666)

		(24,284)

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - (0.1)%
Preferred Apartment Communities, Inc., Class A	(213)	(3,355)

Food & Staples Retailing - (0.4)%
Smart & Final Stores, Inc. *	(1,146)	(10,429)

Food Products - (0.2)%
Freshpet, Inc. *	(281)	(4,665)

Health Care Equipment & Supplies - (1.0)%
AtriCure, Inc. *	(337)	(8,172)
Endologix, Inc. *	(2,977)	(14,468)
GenMark Diagnostics, Inc. *	(400)	(4,732)
Novocure Ltd. *	(103)	(1,782)

		(29,154)

Health Care Providers & Services - (1.8)%
AAC Holdings, Inc. *	(1,346)	(9,328)
BioScrip, Inc. *	(7,825)	(21,245)
Capital Senior Living Corp. *	(1,072)	(16,305)
Kindred Healthcare, Inc.	(86)	(1,002)
Teladoc, Inc. *	(66)	(2,290)

		(50,170)

Health Care Technology - (0.2)%
Evolent Health, Inc., Class A *	(196)	(4,969)

Hotels, Restaurants & Leisure - (1.1)%
Pinnacle Entertainment, Inc. *	(708)	(13,990)
Scientific Games Corp., Class A *	(438)	(11,432)
Shake Shack, Inc., Class A *	(133)	(4,639)

		(30,061)

Independent Power and Renewable Electricity Producers - (0.1)%
TerraForm Power, Inc., Class A *	(172)	(2,064)

Internet & Direct Marketing Retail - (0.2)%
Etsy, Inc. *	(439)	(6,585)

Internet Software & Services - (0.9)%
2U, Inc. *	(68)	(3,191)
Benefitfocus, Inc. *	(19)	(691)
Endurance International Group Holdings, Inc. *	(87)	(726)
Envestnet, Inc. *	(24)	(950)
Gogo, Inc. *	(757)	(8,728)
GTT Communications, Inc. *	(107)	(3,386)
Hortonworks, Inc. *	(662)	(8,527)

		(26,199)

IT Services - (0.6)%
Virtusa Corp. *	(625)	(18,375)

Life Sciences Tools & Services - (1.0)%
Accelerate Diagnostics, Inc. *	(240)	(6,564)
Albany Molecular Research, Inc. *	(330)	(7,161)
NeoGenomics, Inc. *	(1,122)	(10,053)
Pacific Biosciences of California, Inc. *	(1,083)	(3,856)

		(27,634)

Machinery - (0.3)%
Manitowoc Co., Inc. (The) *	(1,497)	(8,997)

Media - (1.3)%
EW Scripps Co. (The), Class A *	(297)	(5,289)
Global Eagle Entertainment, Inc. *	(6,507)	(23,165)
MDC Partners, Inc., Class A	(970)	(9,603)

		(38,057)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - (1.0)%
Allegheny Technologies, Inc.	(934)	(15,887)
Century Aluminum Co. *	(348)	(5,422)
TimkenSteel Corp. *	(551)	(8,469)

		(29,778)

Oil, Gas & Consumable Fuels - (2.2)%
Ardmore Shipping Corp. (Ireland)	(591)	(4,817)
Callon Petroleum Co. *	(78)	(828)
Carrizo Oil & Gas, Inc. *	(39)	(679)
Clean Energy Fuels Corp. *	(1,399)	(3,553)
Delek US Holdings, Inc.	(94)	(2,485)
Denbury Resources, Inc. *	(689)	(1,054)
Dorian LPG Ltd. *	(1,758)	(14,380)
Matador Resources Co. *	(92)	(1,966)
Par Pacific Holdings, Inc. *	(743)	(13,404)
Ring Energy, Inc. *	(42)	(546)
Scorpio Tankers, Inc. (Monaco)	(2,848)	(11,307)
SRC Energy, Inc. *	(1,200)	(8,076)
Teekay Corp.	(170)	(1,134)

		(64,229)

Paper & Forest Products - (0.3)%
Deltic Timber Corp.	(108)	(8,063)

Pharmaceuticals - (2.3)%
Aclaris Therapeutics, Inc. *	(222)	(6,021)
Aerie Pharmaceuticals, Inc. *	(22)	(1,156)
Aratana Therapeutics, Inc. *	(992)	(7,172)
Collegium Pharmaceutical, Inc. *	(877)	(10,971)
Dermira, Inc. *	(358)	(10,432)
Medicines Co. (The) *	(39)	(1,482)
Paratek Pharmaceuticals, Inc. *	(255)	(6,146)
Revance Therapeutics, Inc. *	(506)	(13,358)
Teligent, Inc. *	(192)	(1,757)
Zogenix, Inc. *	(400)	(5,800)

		(64,295)

Professional Services - (0.6)%
Advisory Board Co. (The) *	(90)	(4,635)
Exponent, Inc.	(8)	(467)
Korn/Ferry International	(132)	(4,558)
TriNet Group, Inc. *	(72)	(2,357)
WageWorks, Inc. *	(72)	(4,838)

		(16,855)

Road & Rail - (0.1)%
Celadon Group, Inc.	(538)	(1,695)

Semiconductors & Semiconductor Equipment - (0.1)%
MACOM Technology Solutions Holdings, Inc. *	(77)	(4,294)

Software - (0.4)%
Callidus Software, Inc. *	(28)	(678)
Glu Mobile, Inc. *	(1,297)	(3,242)
Paylocity Holding Corp. *	(48)	(2,169)
PROS Holdings, Inc. *	(12)	(329)
Rapid7, Inc. *	(316)	(5,318)

		(11,736)

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - (0.4)%
Boot Barn Holdings, Inc. *	(85)	(602)
Conn’s, Inc. *	(48)	(917)
Lumber Liquidators Holdings, Inc. *	(249)	(6,240)
Party City Holdco, Inc. *	(76)	(1,189)
Tailored Brands, Inc.	(101)	(1,127)
Tile Shop Holdings, Inc.	(91)	(1,879)

		(11,954)

Textiles, Apparel & Luxury Goods - (1.4)%
G-III Apparel Group Ltd. *	(910)	(22,704)
Sequential Brands Group, Inc. *	(4,525)	(18,055)

		(40,759)

Thrifts & Mortgage Finance - (0.7)%
LendingTree, Inc. *	(49)	(8,438)
Ocwen Financial Corp. *	(2,573)	(6,921)
PHH Corp. *	(426)	(5,866)

		(21,225)

Trading Companies & Distributors - (0.3)%
Textainer Group Holdings Ltd. *	(550)	(7,975)

TOTAL COMMON STOCKS (Proceeds $(814,992))		(840,820)

TOTAL SHORT POSITIONS (Proceeds $(814,992))		(840,820)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.2% (Cost $2,919,688)		2,890,017

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2)%		(33,165)

NET ASSETS - 100.0%		2,856,852

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$266,338	9.3%
Consumer Staples	98,206	3.4
Energy	23,675	0.9
Exchange Traded Fund	32,130	1.1
Financials	613,878	21.5
Health Care	295,917	10.3
Industrials	498,211	17.4
Information Technology	607,083	21.3
Materials	201,532	7.1
Real Estate	109,080	3.8
Telecommunication Services	16,813	0.6
Utilities	63,107	2.2
Short-Term Investments	64,047	2.3

Total Investments In Securities At Value	2,890,017	101.2
Liabilities in Excess of Other Assets	(33,165)	(1.2)

Net Assets	$2,856,852	100.0%

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,076,319.
(b)	Represents less than 0.05% of net assets.
(c)	Security fair valued as of 6/30/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 6/30/2017 amounted to $171, which represents approximately 0.01% of net assets of the fund.
(d)	Represents 7-day effective yield as of 6/30/2017.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(2)	Level 2 security (See Note 4).
(3)	Level 3 security (See Note 4).

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 127.8%
COMMON STOCKS - 120.4%

Australia - 11.2%
AGL Energy Ltd.	718	14,070
Ansell Ltd.	1,406	25,640
Aristocrat Leisure Ltd.	2,257	39,129
Aurizon Holdings Ltd.	7,296	30,052
Australia & New Zealand Banking Group Ltd.	6,481	143,047
Bank of Queensland Ltd.	3,857	33,935
Bendigo & Adelaide Bank Ltd.	4,671	39,762
BHP Billiton Ltd.	2,032	36,218
BHP Billiton plc	1,617	24,774
Caltex Australia Ltd.	175	4,250
CIMIC Group Ltd.	1,999	59,646
Crown Resorts Ltd.	2,734	25,803
Dexus, REIT	2,387	17,379
Fortescue Metals Group Ltd.	16,681	66,776
Goodman Group, REIT	4,078	24,647
LendLease Group	1,198	15,333
Macquarie Group Ltd.	484	32,914
Mirvac Group, REIT	2,619	4,283
National Australia Bank Ltd.	1,796	40,856
Newcrest Mining Ltd.	2,607	40,460
Orica Ltd.	1,223	19,435
Origin Energy Ltd. *	2,997	15,802
Qantas Airways Ltd.	15,286	67,190
QBE Insurance Group Ltd.	5,183	47,043
Scentre Group, REIT	1,092	3,395
South32 Ltd.	63,611	131,007
Stockland, REIT	793	2,667
Suncorp Group Ltd.	2,397	27,302
Westfield Corp., REIT	408	2,516
Woolworths Ltd.	132	2,591

		1,037,922

Belgium - 1.5%
Ageas	64	2,577
bpost SA	594	14,347
Galapagos NV *(a)	751	57,411
KBC Group NV	148	11,221
Solvay SA	48	6,442
UCB SA	423	29,092
Umicore SA	247	17,182

		138,272

China - 0.5%
BOC Hong Kong Holdings Ltd.	500	2,393
Yangzijiang Shipbuilding Holdings Ltd.	53,700	46,404

		48,797

Denmark - 3.8%
AP Moller - Maersk A/S, Class B	2	4,027
Danske Bank A/S	638	24,546
Genmab A/S *	101	21,535
GN Store Nord A/S (a)	1,316	38,426
H Lundbeck A/S (a)	1,987	111,545
Novo Nordisk A/S, Class B	978	42,022
TDC A/S	4,542	26,413
Vestas Wind Systems A/S (a)	901	83,223

		351,737

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.9%
Cargotec OYJ, Class B	107	6,788
Neste OYJ (a)	1,617	63,808
Orion OYJ, Class B	676	43,183
Outokumpu OYJ	322	2,570
Stora Enso OYJ, Class R	240	3,101
UPM-Kymmene OYJ	1,883	53,693

		173,143

France - 12.1%
Air France-KLM *(a)	4,383	62,566
Airbus SE	312	25,748
Arkema SA	146	15,592
Atos SE (a)	1,036	145,362
BioMerieux	55	11,910
BNP Paribas SA	806	58,026
Capgemini SE	51	5,269
Christian Dior SE	49	14,011
Cie de Saint-Gobain	475	25,367
Cie Generale des Etablissements Michelin	433	57,630
Cie Plastic Omnium SA	206	7,516
CNP Assurances	1,925	43,209
Credit Agricole SA	474	7,635
Eiffage SA	93	8,448
Faurecia	283	14,351
Gecina SA, REIT	17	2,668
Imerys SA	190	16,538
Ipsen SA (a)	469	64,177
Lagardere SCA	745	23,508
LVMH Moet Hennessy Louis Vuitton SE	20	5,001
Orange SA	149	2,371
Peugeot SA	5,830	116,190
Publicis Groupe SA	68	5,068
Rexel SA	637	10,410
Sanofi	1,224	117,284
Schneider Electric SE *	220	16,907
SCOR SE	65	2,582
SEB SA	264	47,385
Societe Generale SA	506	27,287
Sodexo SA	92	11,890
Teleperformance *(a)	245	31,414
Thales SA (a)	372	40,036
TOTAL SA	482	23,930
Ubisoft Entertainment SA *	456	25,888
Valeo SA	299	20,116

		1,113,290

Germany - 10.6%
Allianz SE (Registered) (a)	181	35,719
Aurubis AG	390	30,680
BASF SE	400	37,124
Bayer AG (Registered) (a)	286	37,069
Covestro AG (a)(b)	1,470	106,566
Deutsche Lufthansa AG (Registered) (a)	3,377	76,960
Deutsche Post AG (Registered)	606	22,748
Deutsche Wohnen AG	222	8,506
Evonik Industries AG	650	20,804
Fresenius SE & Co. KGaA	179	15,368
HeidelbergCement AG	51	4,944
Hella KGaA Hueck & Co.	161	7,940
HOCHTIEF AG	53	9,730

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 10.6% (continued)
Infineon Technologies AG (a)	2,708	57,519
KION Group AG	115	8,797
LANXESS AG	165	12,514
Linde AG	82	15,609
MTU Aero Engines AG	144	20,345
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	130	26,306
OSRAM Licht AG	58	4,630
Rheinmetall AG (a)	547	52,065
RWE AG *(a)	2,774	55,413
Salzgitter AG	890	36,321
SAP SE	31	3,245
Siemens AG (Registered) (a)	397	54,609
Software AG (a)	667	29,255
Suedzucker AG (a)	3,193	66,661
Talanx AG	847	31,683
TUI AG	970	14,140
Uniper SE (a)	3,463	65,071
Vonovia SE	111	4,416
Wacker Chemie AG	23	2,503

		975,260

Hong Kong - 3.6%
Cheung Kong Property Holdings Ltd.	6,000	46,952
CLP Holdings Ltd.	500	5,287
Galaxy Entertainment Group Ltd.	2,000	12,139
Hang Lung Properties Ltd.	2,000	4,998
Henderson Land Development Co. Ltd.	1,100	6,134
Hong Kong Exchanges & Clearing Ltd.	700	18,084
Kerry Properties Ltd. (a)	12,500	42,442
Link REIT	500	3,804
New World Development Co. Ltd. (a)	38,000	48,169
Sino Land Co. Ltd.	6,000	9,830
SJM Holdings Ltd.	30,000	31,610
Sun Hung Kai Properties Ltd.	2,000	29,380
WH Group Ltd. (b)	7,500	7,573
Wharf Holdings Ltd. (The)	3,000	24,824
Wheelock & Co. Ltd.	3,000	22,628
Yue Yuen Industrial Holdings Ltd.	3,500	14,516

		328,370

Italy - 3.8%
A2A SpA	24,001	39,908
Assicurazioni Generali SpA	575	9,491
Autogrill SpA	3,193	38,703
BPER Banca	2,974	14,896
Enel SpA (a)	9,101	48,813
Eni SpA	936	14,066
Ferrari NV	43	3,700
Hera SpA	1,057	3,232
Intesa Sanpaolo SpA	6,390	20,325
Leonardo SpA	2,892	48,151
Luxottica Group SpA	56	3,260
Mediobanca SpA	2,299	22,744
Moncler SpA	1,955	45,861
Recordati SpA	518	21,006
Telecom Italia SpA *	6,601	6,107
Unipol Gruppo Finanziario SpA	2,795	12,263

		352,526

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.6%
Advantest Corp.	600	10,285
Amada Holdings Co. Ltd.	1,100	12,760
Aozora Bank Ltd.	6,000	22,907
Asahi Glass Co. Ltd.	200	8,446
Asahi Group Holdings Ltd.	300	11,298
Asahi Kasei Corp.	1,000	10,788
Astellas Pharma, Inc. (a)	6,000	73,540
Bandai Namco Holdings, Inc.	600	20,500
Bridgestone Corp.	300	12,969
Brother Industries Ltd. (a)	1,900	44,010
Chubu Electric Power Co., Inc.	900	11,969
Citizen Watch Co. Ltd.	4,100	28,849
Daicel Corp.	1,000	12,499
Daiichi Sankyo Co. Ltd.	300	7,081
Daikin Industries Ltd.	100	10,259
Daiwa House Industry Co. Ltd.	100	3,422
Daiwa House REIT Investment Corp.	1	2,374
DeNA Co. Ltd.	1,200	26,970
Denso Corp.	100	4,244
Ezaki Glico Co. Ltd.	200	10,769
Fuji Electric Co. Ltd.	1,000	5,289
FUJIFILM Holdings Corp.	200	7,211
Fujitsu Ltd. (a)	9,000	66,566
GungHo Online Entertainment, Inc.	7,200	18,542
Gunma Bank Ltd. (The)	3,700	22,280
Haseko Corp. (a)	3,500	42,621
Hikari Tsushin, Inc.	100	10,536
Hitachi Chemical Co. Ltd. (a)	1,000	29,981
Hitachi Construction Machinery Co. Ltd.	100	2,516
Hitachi High-Technologies Corp. (a)	1,000	38,943
Hitachi Ltd.	7,000	43,160
Hitachi Metals Ltd.	300	4,186
Hoya Corp.	100	5,206
Idemitsu Kosan Co. Ltd.	400	11,379
Isuzu Motors Ltd.	500	6,209
ITOCHU Corp.	1,200	17,867
Itochu Techno-Solutions Corp. (a)	900	31,561
Japan Airlines Co. Ltd.	1,600	49,561
Japan Tobacco, Inc.	100	3,515
JTEKT Corp.	200	2,943
Kajima Corp. (a)	5,000	42,258
Kamigumi Co. Ltd.	2,000	21,024
Kao Corp.	300	17,837
Kirin Holdings Co. Ltd.	200	4,080
Komatsu Ltd.	400	10,267
Konami Holdings Corp.	300	16,700
Konica Minolta, Inc.	1,700	14,183
Kuraray Co. Ltd.	100	1,821
Kyushu Financial Group, Inc.	2,200	13,940
Lion Corp.	1,000	20,742
Marubeni Corp.	1,200	7,774
Matsumotokiyoshi Holdings Co. Ltd.	500	28,482
Mazda Motor Corp.	1,500	21,073
Mebuki Financial Group, Inc.	6,500	24,269
Medipal Holdings Corp.	300	5,563
Mitsubishi Chemical Holdings Corp.	600	4,999
Mitsubishi Corp.	1,900	39,940
Mitsubishi Electric Corp.	1,800	26,033
Mitsubishi Estate Co. Ltd.	500	9,346

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.6% (continued)
Mitsubishi Gas Chemical Co., Inc. (a)	2,100	44,603
Mitsubishi UFJ Financial Group, Inc. (a)	6,600	44,517
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,700	9,327
Mitsui & Co. Ltd.	200	2,863
Mitsui Chemicals, Inc.	4,000	21,301
Mitsui Fudosan Co. Ltd.	400	9,583
Mitsui OSK Lines Ltd.	1,000	2,953
Mixi, Inc.	300	16,695
Mizuho Financial Group, Inc. (a)	26,200	48,037
MS&AD Insurance Group Holdings, Inc. (a)	1,600	53,966
Nabtesco Corp.	100	2,916
Nexon Co. Ltd.	300	5,951
NH Foods Ltd. (a)	2,000	60,840
NHK Spring Co. Ltd.	1,700	17,949
Nikon Corp.	900	14,426
Nippon Express Co. Ltd. (a)	6,000	37,651
Nippon Shinyaku Co. Ltd.	100	6,401
Nippon Telegraph & Telephone Corp.	600	28,322
Nomura Holdings, Inc.	4,100	24,725
Nomura Real Estate Master Fund, Inc., REIT	2	2,733
NSK Ltd.	300	3,775
NTT DOCOMO, Inc.	900	21,286
Obayashi Corp.	1,700	20,030
ORIX Corp.	1,200	18,672
Panasonic Corp.	1,500	20,438
Park24 Co. Ltd.	300	7,634
Persol Holdings Co. Ltd.	100	1,879
Resona Holdings, Inc. (a)	14,200	78,438
Rohm Co. Ltd.	100	7,710
Sega Sammy Holdings, Inc.	1,700	22,920
Seiko Epson Corp.	1,500	33,469
Sekisui Chemical Co. Ltd.	500	8,972
Seven & i Holdings Co. Ltd.	700	28,885
Shimamura Co. Ltd. (a)	300	36,778
Shimizu Corp.	1,000	10,626
Shin-Etsu Chemical Co. Ltd.	200	18,203
Shinsei Bank Ltd. (a)	18,000	31,532
Shionogi & Co. Ltd.	300	16,727
SoftBank Group Corp. (a)	400	32,516
Sojitz Corp.	6,300	15,509
Sompo Holdings, Inc. (a)	1,500	58,222
Sony Corp.	200	7,629
Square Enix Holdings Co. Ltd.	300	9,832
Subaru Corp. (a)	900	30,517
Sumco Corp.	200	2,907
Sumitomo Corp.	600	7,824
Sumitomo Dainippon Pharma Co. Ltd.	1,500	20,475
Sumitomo Electric Industries Ltd.	500	7,735
Sumitomo Heavy Industries Ltd. (a)	5,000	33,178
Sumitomo Mitsui Financial Group, Inc. (a)	1,500	58,567
Sumitomo Mitsui Trust Holdings, Inc.	700	25,143
Sumitomo Rubber Industries Ltd.	400	6,774
Suzuki Motor Corp.	500	23,819
Taiheiyo Cement Corp.	2,000	7,314
Taisei Corp. (a)	5,000	45,733
TDK Corp.	100	6,610
Teijin Ltd.	300	5,789
THK Co. Ltd.	500	14,250
Tokio Marine Holdings, Inc.	300	12,484

INVESTMENTS	SHARES	VALUE ($)
Japan - 27.6% (continued)
Tokyo Electron Ltd.	200	27,039
Tosoh Corp.	4,000	41,225
Toyo Seikan Group Holdings Ltd.	200	3,386
Toyo Suisan Kaisha Ltd.	300	11,510
Toyoda Gosei Co. Ltd.	100	2,396
Toyota Boshoku Corp.	1,200	22,604
Toyota Motor Corp. (a)	600	31,538
Toyota Tsusho Corp.	100	3,007
Welcia Holdings Co. Ltd.	100	3,702
Yamada Denki Co. Ltd.	500	2,486
Yamaha Corp.	100	3,462
Yamato Holdings Co. Ltd.	300	6,095
Yokogawa Electric Corp.	700	11,265

		2,542,617

Luxembourg - 0.5%
APERAM SA	370	17,181
ArcelorMittal *	1,253	28,422

		45,603

Macau - 0.0% (c)
MGM China Holdings Ltd.	1,200	2,669

Malta - 0.0% (c)
Kindred Group plc, SDR	376	4,257

Netherlands - 5.2%
ABN AMRO Group NV, CVA (a)(b)	2,362	62,574
Aegon NV	1,594	8,158
Akzo Nobel NV	97	8,436
ASM International NV	747	43,441
ASML Holding NV	181	23,594
ASR Nederland NV	370	12,481
Gemalto NV	63	3,779
ING Groep NV	2,408	41,569
Koninklijke Ahold Delhaize NV	256	4,886
Koninklijke DSM NV	258	18,765
Koninklijke Philips NV (a)	2,273	80,916
NN Group NV	626	22,212
Philips Lighting NV (b)	505	18,653
Randstad Holding NV	644	37,546
Royal Dutch Shell plc, Class B	2,324	62,391
Wolters Kluwer NV	806	34,088

		483,489

Norway - 0.5%
DNB ASA	686	11,679
Leroy Seafood Group ASA	2,010	10,916
Marine Harvest ASA *	169	2,891
Norsk Hydro ASA	1,207	6,680
Salmar ASA	671	16,632

		48,798

Portugal - 0.3%
Galp Energia SGPS SA	1,641	24,867

Singapore - 0.6%
City Developments Ltd.	400	3,116
DBS Group Holdings Ltd.	200	3,010
Genting Singapore plc	49,000	38,606
Wilmar International Ltd.	2,700	6,567

		51,299

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 0.7%
Investec plc	2,963	22,140
Mondi plc	1,705	44,708

		66,848

Spain - 4.1%
ACS Actividades de Construccion y Servicios SA	407	15,736
Aena SA (b)	198	38,664
Banco Bilbao Vizcaya Argentaria SA	2,952	24,590
Banco de Sabadell SA	3,050	6,205
Banco Santander SA (a)	12,057	80,057
Bankinter SA	467	4,308
CaixaBank SA	3,527	16,861
Distribuidora Internacional de Alimentacion SA	423	2,640
Endesa SA (a)	1,747	40,301
Grifols SA	498	13,885
Mapfre SA	11,864	41,527
Melia Hotels International SA	300	4,493
Repsol SA	3,739	57,323
Tecnicas Reunidas SA	602	23,327
Telefonica SA	663	6,863

		376,780

Sweden - 2.1%
BillerudKorsnas AB	888	14,034
Boliden AB	1,055	28,838
Electrolux AB, Series B	677	22,200
Essity AB, Class B *	229	6,266
Holmen AB, Class B	40	1,736
Investor AB, Class B	109	5,259
NCC AB, Class B	376	10,591
Nordea Bank AB	718	9,145
Saab AB, Class B	549	27,133
Sandvik AB	710	11,178
Skanska AB, Class B	512	12,158
Svenska Cellulosa AB SCA, Class B	229	1,732
Swedbank AB, Class A	919	22,429
Swedish Match AB	261	9,195
Swedish Orphan Biovitrum AB *	317	4,897
Volvo AB, Class B	338	5,764

		192,555

Switzerland - 11.8%
ABB Ltd. (Registered) (a)	2,223	55,177
Adecco Group AG (Registered) (a)	1,133	86,314
Baloise Holding AG (Registered)	58	8,984
Bucher Industries AG (Registered)	34	10,697
Coca-Cola HBC AG *	1,707	50,201
DKSH Holding AG	47	3,821
Dufry AG (Registered) *	182	29,868
Geberit AG (Registered)	23	10,740
Georg Fischer AG (Registered)	20	19,400
Glencore plc *	5,297	19,849
Idorsia Ltd. *	33	623
LafargeHolcim Ltd. (Registered) *	476	27,357
Lonza Group AG (Registered) *(a)	153	33,142
Nestle SA (Registered) (a)	600	52,331
Novartis AG (Registered) (a)	801	66,905

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 11.8% (continued)
Partners Group Holding AG	40	24,836
Roche Holding AG (a)	481	122,903
Sika AG	4	25,681
STMicroelectronics NV (a)	5,638	81,212
Straumann Holding AG (Registered)	43	24,487
Sulzer AG (Registered)	23	2,609
Sunrise Communications Group AG *(b)	83	6,544
Swiss Life Holding AG (Registered) *	199	67,316
Swiss Re AG (a)	531	48,662
Temenos Group AG (Registered)	909	81,322
UBS Group AG (Registered) *(a)	2,254	38,331
Wolseley plc	189	11,600
Zurich Insurance Group AG (a)	261	76,173

		1,087,085

United Kingdom - 18.0%
Aberdeen Asset Management plc	582	2,291
Amec Foster Wheeler plc	812	4,946
Anglo American plc *	1,003	13,400
Ashtead Group plc	3,836	79,377
ASOS plc *	149	11,153
AstraZeneca plc	193	12,928
BAE Systems plc	750	6,191
Barclays plc	21,984	58,143
Barratt Developments plc	8,876	65,188
BBA Aviation plc	4,403	17,627
Bellway plc	238	9,236
Berkeley Group Holdings plc	100	4,205
BP plc	5,050	29,149
British Land Co. plc (The), REIT	322	2,542
BT Group plc	10,463	40,233
Bunzl plc	291	8,675
Burberry Group plc	1,913	41,395
Centrica plc	5,172	13,485
Close Brothers Group plc	1,377	27,085
Compass Group plc	1,163	24,558
Diageo plc	116	3,428
Dialog Semiconductor plc *(a)	1,484	63,404
Dixons Carphone plc	10,658	39,399
DS Smith plc	1,019	6,289
Fiat Chrysler Automobiles NV *	5,825	61,539
G4S plc	912	3,879
GKN plc	6,049	25,694
GlaxoSmithKline plc	3,033	64,564
Hammerson plc, REIT	643	4,811
Hays plc	11,304	24,440
Howden Joinery Group plc	883	4,684
HSBC Holdings plc	9,446	87,677
Inchcape plc	357	3,509
Indivior plc *	17,289	70,399
InterContinental Hotels Group plc	131	7,275
Intermediate Capital Group plc	3,070	33,292
International Consolidated Airlines Group SA	1,548	12,306
JD Sports Fashion plc	2,447	11,146
Jupiter Fund Management plc	615	4,045
Kingfisher plc	2,965	11,614
Land Securities Group plc, REIT	268	3,538
Lloyds Banking Group plc	39,528	34,064

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 18.0% (continued)
London Stock Exchange Group plc	136	6,469
Man Group plc	1,293	2,609
Marks & Spencer Group plc	544	2,361
Moneysupermarket.com Group plc	5,624	25,904
Persimmon plc	2,009	58,676
Playtech plc	1,272	15,757
Reckitt Benckiser Group plc	276	27,979
RELX plc	672	14,527
Rio Tinto Ltd.	102	4,957
Rio Tinto plc	695	29,434
Rolls-Royce Holdings plc *	381	4,419
Royal Mail plc	9,515	52,196
Segro plc, REIT	3,096	19,733
Sky plc	248	3,212
Spectris plc	665	21,863
Standard Chartered plc *	1,411	14,291
Subsea 7 SA	1,613	21,749
Tate & Lyle plc	5,860	50,504
Taylor Wimpey plc	27,495	63,141
UBM plc	333	2,993
Unilever plc	802	43,403
Weir Group plc (The)	567	12,797
WH Smith plc	609	13,594
William Hill plc	4,507	14,937
Wm Morrison Supermarkets plc	12,434	39,053
WPP plc	1,958	41,229

		1,660,590

TOTAL COMMON STOCKS (Cost $10,332,345)		11,106,774

EXCHANGE TRADED FUND - 6.2%

United States - 6.2%
iShares MSCI EAFE Fund (Cost $565,260) (1)	8,676	565,675

SHORT-TERM INVESTMENTS - 1.2%

Investment Companies - 1.2%
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares, 0.84% (d)	1,857	1,857
Dreyfus Treasury & Agency Cash Management, Institutional Shares, 0.86% (d)	7,426	7,426
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (d)	37,593	37,593
Limited Purpose Cash Investment Fund, 0.81% (d)	56,383	56,377
UBS Select Treasury Preferred Fund, Class I, 0.85% (d)	9,283	9,283

TOTAL SHORT-TERM INVESTMENTS (Cost $112,536)		112,536

TOTAL LONG POSITIONS (Cost $11,010,141)		11,784,985

SHORT POSITIONS - (27.5)%

COMMON STOCKS - (27.5)%

Australia - (4.8)%
Alumina Ltd.	(2,273)	(3,348)
AMP Ltd.	(15,968)	(63,716)
Brambles Ltd.	(2,791)	(20,870)

INVESTMENTS	SHARES	VALUE ($)
Australia - (4.8)% (continued)
Domino’s Pizza Enterprises Ltd.	(1,107)	(44,297)
Healthscope Ltd.	(14,465)	(24,583)
Iluka Resources Ltd.	(11,263)	(75,121)
Incitec Pivot Ltd.	(2,441)	(6,403)
Magellan Financial Group Ltd.	(2,255)	(49,988)
Medibank Pvt Ltd.	(7,013)	(15,100)
Oil Search Ltd.	(9,830)	(51,476)
Platinum Asset Management Ltd.	(4,296)	(15,283)
REA Group Ltd.	(182)	(9,286)
Santos Ltd. *	(7,854)	(18,267)
SEEK Ltd.	(391)	(5,081)
Sydney Airport	(455)	(2,479)
TPG Telecom Ltd.	(6,217)	(27,237)
Vocus Group Ltd.	(2,367)	(6,129)

		(438,664)

Austria - (0.1)%
ams AG *	(94)	(6,100)

Chile - 0.0%(c)
Antofagasta plc	(260)	(2,712)

Denmark - (1.5)%
Chr Hansen Holding A/S	(306)	(22,254)
DONG Energy A/S (b)	(154)	(6,951)
Nets A/S *(b)	(268)	(5,330)
Novozymes A/S, Class B	(1,453)	(63,567)
Pandora A/S	(449)	(41,903)

		(140,005)

Finland - (0.5)%
Amer Sports OYJ *	(1,035)	(25,887)
Huhtamaki OYJ	(120)	(4,726)
Nokia OYJ	(1,749)	(10,724)

		(41,337)

France - (2.6)%
Accor SA	(437)	(20,499)
Bollore SA	(5,933)	(26,976)
Casino Guichard Perrachon SA	(89)	(5,271)
Edenred	(1,196)	(31,198)
Electricite de France SA	(3,311)	(35,875)
Groupe Eurotunnel SE (Registered)	(3,796)	(40,502)
Ingenico Group SA	(221)	(20,042)
JCDecaux SA	(149)	(4,885)
SFR Group SA *	(1,553)	(52,488)

		(237,736)

Germany - (1.9)%
Bayerische Motoren Werke AG	(27)	(2,511)
Bilfinger SE	(171)	(6,712)
Commerzbank AG *	(941)	(11,236)
Fielmann AG	(162)	(12,503)
GEA Group AG	(484)	(19,874)
ProSiebenSat.1 Media SE	(297)	(12,459)
Sartorius AG (Preference)	(481)	(46,511)
Symrise AG	(128)	(9,082)
Telefonica Deutschland Holding AG	(1,704)	(8,522)
thyssenkrupp AG	(99)	(2,821)
United Internet AG (Registered)	(440)	(24,215)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - (1.9)% (continued)
Volkswagen AG (Preference)	(66)	(10,082)
Zalando SE *(b)	(99)	(4,527)

		(171,055)

Italy - (1.9)%
Azimut Holding SpA	(1,001)	(20,138)
Banca Generali SpA	(1,117)	(33,331)
Banco BPM SpA *	(9,744)	(32,725)
FinecoBank Banca Fineco SpA	(1,134)	(8,939)
Mediaset SpA *	(667)	(2,628)
Saipem SpA *	(7,859)	(29,103)
Snam SpA	(1,139)	(4,971)
UniCredit SpA *	(1,879)	(35,196)
Yoox Net-A-Porter Group SpA *	(421)	(11,666)

		(178,697)

Japan - (6.0)%
Acom Co. Ltd. *	(7,600)	(34,787)
AEON Financial Service Co. Ltd.	(800)	(16,978)
Alps Electric Co. Ltd.	(200)	(5,810)
Asics Corp.	(700)	(13,009)
Bank of Kyoto Ltd. (The)	(3,000)	(28,428)
Calbee, Inc.	(1,400)	(55,066)
Chugai Pharmaceutical Co. Ltd.	(100)	(3,747)
Chugoku Electric Power Co., Inc. (The)	(2,200)	(24,291)
Don Quijote Holdings Co. Ltd.	(400)	(15,198)
Electric Power Development Co. Ltd.	(400)	(9,907)
FamilyMart UNY Holdings Co. Ltd.	(300)	(17,180)
Hamamatsu Photonics KK	(100)	(3,082)
Hokuriku Electric Power Co.	(5,000)	(45,136)
Japan Airport Terminal Co. Ltd.	(200)	(7,678)
Kakaku.com, Inc.	(600)	(8,625)
Kobe Steel Ltd. *	(600)	(6,187)
Marui Group Co. Ltd.	(400)	(5,910)
Mitsubishi Motors Corp.	(2,200)	(14,549)
Nankai Electric Railway Co. Ltd.	(1,000)	(5,179)
NGK Spark Plug Co. Ltd.	(2,600)	(55,693)
Nippon Paint Holdings Co. Ltd.	(600)	(22,827)
Nippon Yusen KK *	(2,000)	(3,739)
Odakyu Electric Railway Co. Ltd.	(500)	(10,105)
Orient Corp.	(5,600)	(9,782)
Ricoh Co. Ltd.	(1,200)	(10,630)
Santen Pharmaceutical Co. Ltd.	(300)	(4,075)
Seibu Holdings, Inc.	(200)	(3,706)
Seven Bank Ltd.	(14,700)	(52,706)
Shikoku Electric Power Co., Inc.	(1,300)	(15,346)
Sony Financial Holdings, Inc.	(2,100)	(35,914)
Sosei Group Corp. *	(100)	(11,000)

		(556,270)

Jordan - (0.5)%
Hikma Pharmaceuticals plc	(2,160)	(41,367)

Luxembourg - (1.1)%
Millicom International Cellular SA, SDR	(102)	(6,033)
Tenaris SA	(6,344)	(99,054)

		(105,087)

INVESTMENTS	SHARES	VALUE ($)
Netherlands - (1.0)%
Altice NV, Class A *	(3,058)	(70,454)
OCI NV *	(1,034)	(22,768)
SBM Offshore NV	(199)	(3,188)

		(96,410)

Norway - (0.7)%
Schibsted ASA, Class A	(2,411)	(58,233)
Yara International ASA	(157)	(5,903)

		(64,136)

Portugal - (0.2)%
Banco Comercial Portugues SA, Class R *	(53,726)	(14,457)

Singapore - (0.1)%
CapitaLand Ltd.	(2,300)	(5,844)
Keppel Corp. Ltd.	(1,000)	(4,567)

		(10,411)

South Africa - (0.2)%
Mediclinic International plc	(2,268)	(21,938)

Spain - (0.8)%
Cellnex Telecom SA (b)	(3,623)	(74,875)

Switzerland - (1.6)%
Aryzta AG *	(427)	(14,082)
Chocoladefabriken Lindt & Spruengli AG	(4)	(23,190)
Credit Suisse Group AG (Registered) *	(1,907)	(27,749)
Vifor Pharma AG	(743)	(82,070)

		(147,091)

United Kingdom - (1.9)%
AA plc	(3,230)	(9,598)
Aggreko plc	(281)	(3,366)
BTG plc *	(832)	(7,562)
Capita plc	(1,747)	(15,743)
Cobham plc	(9,378)	(15,837)
easyJet plc	(888)	(15,731)
Essentra plc	(2,856)	(21,000)
Hargreaves Lansdown plc	(367)	(6,223)
Inmarsat plc	(1,125)	(11,283)
John Wood Group plc	(5,304)	(44,316)
Just Eat plc *	(1,301)	(11,105)
Pennon Group plc	(297)	(3,192)
Petrofac Ltd.	(2,471)	(14,208)

		(179,164)

United States - (0.1)%
QIAGEN NV *	(200)	(6,655)

TOTAL COMMON STOCKS (Proceeds $(2,402,473))		(2,534,167)

TOTAL SHORT POSITIONS (Proceeds $(2,402,473))		(2,534,167)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.3% (Cost $8,607,668)		9,250,818

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3)%		(26,643)

NET ASSETS - 100.0%		9,224,175

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$1,110,428	12.0%
Consumer Staples	492,321	5.3
Energy	92,406	1.0
Exchange Traded Fund	565,675	6.2
Financials	1,698,670	18.5
Health Care	935,887	10.1
Industrials	1,775,262	19.3
Information Technology	989,606	10.7
Materials	956,761	10.4
Real Estate	380,326	4.1
Telecommunication Services	(15,910)	(0.2)
Utilities	156,850	1.7
Short-Term Investments	112,536	1.2

Total Investments In Securities At Value	9,250,818	100.3
Liabilities in Excess of Other Assets	(26,643)	(0.3)

Net Assets	$9,224,175	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $3,169,994.
(b)	Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at 6/30/2017 amounted to $148,891, which represents approximately 1.61% of net assets of the fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of 6/30/2017.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 75.3%

Brazil - 7.5%
Ambev SA, ADR (1)	5,466	30,008
Banco Bradesco SA, ADR (1)*	4,067	34,570
Banco do Brasil SA (1)*	3,700	29,954
Banco Santander Brasil SA, ADR (1)	3,211	24,179
BR Malls Participacoes SA (1)	600	2,162
Braskem SA (Preference), Class A (1)	3,100	32,114
Centrais Eletricas Brasileiras SA (1)*	6,000	22,603
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	1,488	14,166
Cosan SA Industria e Comercio (1)	600	6,247
Hypermarcas SA (1)	1,900	15,892
Itau Unibanco Holding SA, ADR (1)	2,141	23,658
Itausa - Investimentos Itau SA (Preference) (1)	22,000	59,899
M Dias Branco SA (1)*	3,600	53,844
Petroleo Brasileiro SA (Preference) (1)*	700	2,626
Qualicorp SA (1)	600	5,225
Sul America SA (1)	6,940	37,183
TIM Participacoes SA, ADR (1)	126	1,865
Vale SA (Preference) (1)*	13,300	108,154
WEG SA (1)	1,900	10,163

		514,512

Chile - 1.6%
Banco de Chile, ADR (1)	510	39,745
Banco Santander Chile, ADR (1)	415	10,545
Enel Americas SA, ADR (1)	4,891	46,122
Enel Chile SA, ADR (1)	398	2,189
Latam Airlines Group SA, ADR (1)	715	7,915

		106,516

China - 5.7%
Alibaba Group Holding Ltd., ADR (1)*	1,554	218,958
Baidu, Inc., ADR (1)*	352	62,959
Ctrip.com International Ltd., ADR (1)*	487	26,230
JD.com, Inc., ADR (1)*	786	30,827
NetEase, Inc., ADR (1)	91	27,357
New Oriental Education & Technology Group, Inc., ADR (1)*	115	8,106
SINA Corp. (1)*	76	6,458
TAL Education Group, ADR (1)	60	7,339
Vipshop Holdings Ltd., ADR (1)*	351	3,703
Weibo Corp., ADR (1)*	8	505

		392,442

Hungary - 0.1%
MOL Hungarian Oil & Gas plc	70	5,498
OTP Bank plc	84	2,811

		8,309

India - 4.8%
Dr Reddy’s Laboratories Ltd., ADR (1)	878	36,999
ICICI Bank Ltd., ADR (1)	7,387	66,257
Infosys Ltd., ADR (1)	7,195	108,069
Tata Motors Ltd., ADR (1)	1,729	57,074
Wipro Ltd., ADR (1)	10,982	57,106

		325,505

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 2.7%
Adaro Energy Tbk. PT	357,400	42,284
Bank Central Asia Tbk. PT	3,500	4,774
Bank Negara Indonesia Persero Tbk. PT	62,300	30,633
Bank Rakyat Indonesia Persero Tbk. PT	20,400	23,277
Gudang Garam Tbk. PT *	500	2,940
Surya Citra Media Tbk. PT	12,000	2,332
Telekomunikasi Indonesia Persero Tbk. PT	66,400	22,549
United Tractors Tbk. PT	27,700	57,012

		185,801

Mexico - 0.1%
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	42	8,837

Peru - 0.2%
Credicorp Ltd. (1)	16	2,870
Southern Copper Corp. (1)	245	8,485

		11,355

Philippines - 0.6%
Ayala Corp.	180	3,034
Ayala Land, Inc.	2,600	2,048
Bank of the Philippine Islands	1,980	4,082
BDO Unibank, Inc.	2,370	5,826
Globe Telecom, Inc.	50	2,030
International Container Terminal Services, Inc.	1,560	3,022
JG Summit Holdings, Inc. *	1,640	2,632
Jollibee Foods Corp.	550	2,222
Metro Pacific Investments Corp.	34,000	4,304
Metropolitan Bank & Trust Co.	2,730	4,730
Security Bank Corp.	530	2,279
SM Investments Corp.	510	8,108

		44,317

Poland - 1.8%
Jastrzebska Spolka Weglowa SA *	532	10,619
KGHM Polska Miedz SA	438	13,065
PGE Polska Grupa Energetyczna SA	11,288	36,881
Polski Koncern Naftowy ORLEN SA	853	25,766
Powszechna Kasa Oszczednosci Bank Polski SA *	3,351	31,155
Tauron Polska Energia SA *	4,385	4,236

		121,722

Romania - 0.0% (a)
New Europe Property Investments plc	246	3,111

Russia - 0.7%
Mobile TeleSystems PJSC, ADR (1)	5,469	45,830

South Africa - 7.1%
Anglo American Platinum Ltd. *	209	4,788
AngloGold Ashanti Ltd., ADR (1)	1,324	12,869
Barclays Africa Group Ltd.	2,986	32,832
Bid Corp. Ltd.	285	6,510
Brait SE *	1,305	6,034
Exxaro Resources Ltd.	2,570	18,259
Fortress Income Fund Ltd., REIT	2,271	6,026
Foschini Group Ltd. (The)	3,322	34,861

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 7.1% (continued)
Growthpoint Properties Ltd., REIT	4,750	8,886
Imperial Holdings Ltd.	2,940	36,098
Investec Ltd.	2,377	17,520
Massmart Holdings Ltd.	901	7,275
MMI Holdings Ltd.	6,596	10,204
Mondi Ltd.	725	18,776
Naspers Ltd., Class N	380	74,834
Nedbank Group Ltd.	174	2,778
Redefine Properties Ltd., REIT	11,645	9,365
Remgro Ltd.	453	7,390
Resilient REIT Ltd.	609	5,671
RMB Holdings Ltd.	7,842	35,231
Sappi Ltd.	1,206	8,026
Shoprite Holdings Ltd.	1,653	25,206
Standard Bank Group Ltd.	4,809	52,960
Telkom SA SOC Ltd.	6,891	32,415
Tiger Brands Ltd.	274	7,704

		482,518

South Korea - 29.2%
BNK Financial Group, Inc.	1,200	11,474
Daelim Industrial Co. Ltd.	329	25,603
DGB Financial Group, Inc.	198	2,041
Doosan Heavy Industries & Construction Co. Ltd.	2,839	52,007
Hana Financial Group, Inc.	689	27,210
Hanon Systems	760	6,845
Hanwha Chemical Corp.	3,049	80,459
Hanwha Corp.	573	23,746
Hanwha Life Insurance Co. Ltd.	521	3,168
Hyosung Corp.	400	58,576
Hyundai Department Store Co. Ltd.	130	12,557
Hyundai Development Co.-Engineering & Construction	1,552	63,743
Hyundai Engineering & Construction Co. Ltd.	928	37,386
Hyundai Glovis Co. Ltd.	41	5,626
Hyundai Marine & Fire Insurance Co. Ltd.	2,102	72,298
Hyundai Mobis Co. Ltd.	180	39,350
Industrial Bank of Korea	1,723	21,444
Kakao Corp.	22	1,952
KB Financial Group, Inc.	1,012	51,096
KCC Corp.	8	3,054
Kia Motors Corp.	1,003	33,496
Korea Electric Power Corp.	525	18,721
KT Corp., ADR (1)	273	4,543
KT&G Corp.	112	11,457
LG Corp.	269	18,186
LG Display Co. Ltd.	1,901	61,482
LG Innotek Co. Ltd.	271	39,096
LG Uplus Corp.	3,026	41,268
Lotte Chemical Corp.	296	89,089
NCSoft Corp.	104	34,496
POSCO	99	24,799
Posco Daewoo Corp.	1,985	38,702
Samsung Card Co. Ltd.	655	22,380
Samsung Electronics Co. Ltd.	214	445,724
Shinhan Financial Group Co. Ltd.	271	11,692
SK Hynix, Inc.	4,542	267,432

INVESTMENTS	SHARES	VALUE ($)
South Korea - 29.2% (continued)
SK Innovation Co. Ltd.	574	79,497
SK Networks Co. Ltd.	1,551	8,474
SK Telecom Co. Ltd.	614	142,773
Woori Bank	228	3,673

		1,996,615

Taiwan - 13.0%
AU Optronics Corp.	44,000	20,083
China Life Insurance Co. Ltd.	7,000	6,978
First Financial Holding Co. Ltd.	12,000	8,024
Formosa Chemicals & Fibre Corp.	5,000	15,686
Foxconn Technology Co. Ltd.	10,000	30,161
Hon Hai Precision Industry Co. Ltd.	58,000	222,951
Innolux Corp.	27,000	14,097
Lite-On Technology Corp.	2,000	3,283
Nien Made Enterprise Co. Ltd.	2,000	22,178
Pegatron Corp.	29,000	90,718
Phison Electronics Corp.	14,000	172,954
Pou Chen Corp.	6,000	8,297
Powertech Technology, Inc. *	1,000	3,085
Realtek Semiconductor Corp.	14,000	50,356
Synnex Technology International Corp.	3,000	3,361
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	4,418	154,453
Uni-President Enterprises Corp.	6,000	12,026
Wistron Corp.	49,000	49,809

		888,500

United States - 0.2%
Yum China Holdings, Inc. (1)*	345	13,603

TOTAL COMMON STOCKS (Cost $4,487,790)		5,149,493

EXCHANGE TRADED FUND - 4.2%

United States - 4.2%
iShares MSCI Emerging Markets Fund
(Cost $267,196) (1)	6,894	285,342

SHORT-TERM INVESTMENTS - 17.4%

Investment Companies - 17.4%
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 0.86% (b)(c)	751,244	751,244
Limited Purpose Cash Investment Fund, 0.81% (b)	437,280	437,237

TOTAL SHORT-TERM INVESTMENTS (Cost $1,188,481)		1,188,481

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 96.9% (Cost $5,943,467)		6,623,316

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.1% (d)		209,341

NET ASSETS - 100.0%		6,832,657

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$419,953	6.1%
Consumer Staples	156,970	2.3
Energy	237,189	3.5
Financials	1,137,534	16.6
Health Care	58,116	0.9
Industrials	317,205	4.6
Information Technology	2,146,904	31.5
Materials	485,504	7.1
Real Estate	37,270	0.5
Telecommunication Services	293,272	4.3
Utilities	144,918	2.1
Short-Term Investments	1,188,481	17.4

Total Investments In Securities At Value	6,623,316	96.9
Other Assets in Excess of Liabilities (d)	209,341	3.1

Net Assets	$6,832,657	100.0%

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of 6/30/2017.
(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	Includes appreciation/(depreciation) on swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 4).

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Total Return Basket Swaps* Outstanding at June 30, 2017

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread, which is denominated in MXN based on the local currencies of the positions within the swaps.	55-61 months maturity ranging from 12/20/2021-06/06/2022	$4,643

*	See the accompanying “Additional Information — Total Return Basket Swap” for further details.
**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Mexico
Arca Continental SAB de CV	800	$5,031	$981
Fibra Uno Administracion SA de CV	6,700	11,511	1,196
Gruma SAB de CV	2,000	28,563	(2,480)
Grupo Aeroportuario del Pacifico SAB de CV	1,200	12,039	1,475
Grupo Financiero Banorte SAB de CV	1,600	9,645	528
Grupo Mexico SAB de CV	16,700	54,896	(7,903)
Industrias Penoles SAB de CV	2,035	47,731	(1,810)
Wal-Mart de Mexico SAB de CV	41,500	84,995	11,342

			3,329

Total of Long Equity Positions			3,329

Short Positions

Common Stocks
Mexico
Infraestructura Energetica Nova SAB de CV	(400)	(1,920)	(212)

Total of Long and Short Equity Positions			3,117

Net Cash and Other Receivables/ (Payables) (b)			1,526

Swaps, at Value			$4,643

(a)	Notional value represents the market value (including any fees or commissions) of the long positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread, which is denominated in USD based on the local currencies of the positions within the swaps.	55-61 months maturity ranging from 12/20/2021-05/25/2022	$(80,015)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
India
Axis Bank Ltd.	814	$28,444	$3,978
Larsen & Toubro Ltd.	1,539	35,313	4,413
Reliance Industries Ltd.	2,308	73,687	24,113
State Bank of India	815	32,505	2,144

			34,648

Malaysia
AirAsia Bhd.	110,200	62,352	21,075
CIMB Group Holdings Bhd.	4,700	4,810	2,394
Genting Bhd.	2,300	5,240	(198)
Genting Malaysia Bhd.	35,400	40,581	4,770
Kuala Lumpur Kepong Bhd.	500	2,756	142
Petronas Chemicals Group Bhd.	1,800	3,077	(100)
Public Bank Bhd.	4,900	22,449	744
Sime Darby Bhd.	5,300	10,887	842
Tenaga Nasional Bhd.	6,500	20,415	1,000

			30,669

Russia
Gazprom PJSC, ADR	7,693	38,322	(7,852)
LUKOIL PJSC, ADR	493	27,112	(3,082)
Novatek PJSC	79	10,256	(1,445)
Rosneft Oil Co. PJSC	990	6,346	(959)
Severstal PJSC	7,618	118,202	(18,338)
Sistema PJSC FC	551	2,659	(354)
Surgutneftegas OJSC, ADR	1,256	6,244	(839)
Tatneft PJSC, ADR	277	10,691	(248)

			(33,117)

Thailand
Central Pattana PCL	2,800	4,392	1,312
Delta Electronics Thailand PCL	1,200	3,315	(257)
Indorama Ventures PCL	5,000	5,205	385
Kasikornbank PCL	2,700	14,900	863
Krung Thai Bank PCL	66,200	36,284	323

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Thailand (continued)
PTT Global Chemical PCL	28,400	$53,518	$3,715
PTT PCL	400	4,601	(248)
Robinson PCL	2,800	4,902	(104)
Siam Cement PCL (The)	300	4,049	400
Thai Oil PCL	19,100	38,776	5,622

			12,011

Total of Long Equity Positions			44,211

Short Positions

Common Stocks
Brazil
BRF SA	(200)	(2,566)	199
Cia Brasileira de Distribuicao, ADR	(217)	(4,013)	(229)
Cia Siderurgica Nacional SA	(7,300)	(16,288)	466
Fibria Celulose SA, ADR	(4,261)	(40,056)	(3,236)
Lojas Americanas SA (Preference)	(9,700)	(43,685)	2,694
Ultrapar Participacoes SA	(100)	(2,245)	(95)

			(201)

Indonesia
Perusahaan Gas Negara Persero Tbk.	(10,300)	(2,096)	359

Malaysia
Axiata Group Bhd.	(19,100)	(21,422)	(69)

Russia
Magnit PJSC	(579)	(21,923)	2,247

South Korea
Amorepacific Corp.	(65)	(17,840)	576
BGF retail Co. Ltd.	(246)	(19,158)	(2,576)
CJ CheilJedang Corp.	(17)	(5,367)	(2)
CJ Corp.	(92)	(14,158)	(1,079)
CJ Korea Express Corp.	(319)	(48,925)	(1,413)
GS Retail Co. Ltd.	(38)	(1,725)	11
Hanmi Pharm Co. Ltd.	(171)	(56,405)	675
Hanmi Science Co. Ltd.	(1,363)	(70,724)	(29,720)
Hotel Shilla Co. Ltd.	(427)	(17,798)	(3,502)
Hyundai Wia Corp.	(712)	(43,089)	(338)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
South Korea (continued)
Korea Aerospace Industries Ltd.	(1,059)	$(57,943)	$5,210
Kumho Petrochemical Co. Ltd.	(1,097)	(73,821)	3,238
LG Household & Health Care Ltd.	(34)	(28,341)	(1,202)
Lotte Chilsung Beverage Co. Ltd.	(13)	(16,382)	(3,101)
Lotte Confectionery Co. Ltd.	(17)	(2,785)	(162)
Mirae Asset Daewoo Co. Ltd.	(4,060)	(30,621)	(8,551)
Orion Corp.(c)	(136)	(79,811)	(11,271)
Samsung C&T Corp.	(781)	(85,039)	(16,013)
Samsung Electro-Mechanics Co. Ltd.	(617)	(25,574)	(29,505)
Samsung SDI Co. Ltd.	(577)	(49,024)	(37,598)
Shinsegae, Inc.	(43)	(6,481)	(2,144)
S-Oil Corp.	(593)	(50,705)	1,574

			(136,893)

Taiwan
Hotai Motor Co. Ltd.	(2,000)	(22,963)	(2,062)

Thailand
True Corp. PCL	(78,000)	(15,006)	784

Total of Short Equity Positions			(135,835)

Total of Long and Short Equity Positions			(91,624)

Net Cash and Other Receivables/ (Payables) (b)			11,609

Swaps, at Value			$(80,015)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.
(c)	Security fair valued as of 06/30/2017 in accordance with procedures approved by the Board of Trustees.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread, which is denominated in HKD based on the local currencies of the positions within the swaps.	55-61 months maturity ranging from 12/20/2021-06/06/2022	$226,418

**     The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
China
AAC Technologies Holdings, Inc.	1,000	$11,098	$1,393
Agricultural Bank of China Ltd.	65,000	28,646	2,074
Bank of China Ltd.	105,000	48,306	3,182
Bank of Communications Co. Ltd.	41,000	31,292	(2,367)
Beijing Capital International Airport Co. Ltd.	30,000	41,540	714
Beijing Enterprises Holdings Ltd.	11,500	51,430	4,020
Belle International Holdings Ltd.	47,000	27,538	9,510
China Cinda Asset Management Co. Ltd.	207,000	71,528	5,620
China CITIC Bank Corp. Ltd.	50,000	32,223	(1,621)
China Communications Services Corp. Ltd.	72,000	44,313	(2,839)
China Construction Bank Corp.	191,000	140,156	8,374
China Evergrande Group	10,000	6,820	11,120
China Galaxy Securities Co. Ltd.	5,000	4,953	(471)
China Mobile Ltd.	15,500	164,293	35
China National Building Material Co. Ltd.	26,000	15,972	(530)
China Oilfield Services Ltd.	2,000	2,102	(500)
China Overseas Land & Investment Ltd.	6,000	17,051	509
China Petroleum & Chemical Corp.	38,000	27,693	2,061

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Resources Land Ltd.	6,000	$14,491	$2,989
China Resources Power Holdings Co. Ltd.	24,000	37,984	9,127
China Shenhua Energy Co. Ltd.	22,000	42,901	6,046
China Vanke Co. Ltd.	2,800	6,952	968
Chongqing Rural Commercial Bank Co. Ltd.	18,000	12,356	(216)
CNOOC Ltd.	21,000	27,222	(4,180)
Country Garden Holdings Co. Ltd.	12,000	6,866	7,054
CSPC Pharmaceutical Group Ltd.	28,000	36,017	4,880
Geely Automobile Holdings Ltd.	50,000	62,847	44,917
GOME Electrical Appliances Holding Ltd.	124,000	15,863	(618)
Haitian International Holdings Ltd.	4,000	9,282	1,929
Industrial & Commercial Bank of China Ltd.	189,000	113,690	13,862
Jiangxi Copper Co. Ltd.	14,000	21,389	1,586
People’s Insurance Co. Group of China Ltd. (The)	86,000	34,684	1,438
PICC Property & Casualty Co. Ltd.	20,000	31,151	2,251
Shanghai Industrial Holdings Ltd.	17,000	45,963	4,327
Sinopec Engineering Group Co. Ltd.	7,000	6,422	(115)
Sinopec Shanghai Petrochemical Co. Ltd.	10,000	6,027	(676)

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
Sinopharm Group Co. Ltd.	9,200	$40,604	$960
Sinotrans Ltd.	94,000	42,376	5,786
Sunny Optical Technology Group Co. Ltd.	6,000	40,407	13,324
Tencent Holdings Ltd.	4,500	131,154	30,283
TravelSky Technology Ltd.	17,000	46,689	3,384
Weichai Power Co. Ltd.	14,000	11,225	1,009

			190,599

Hong Kong
Fullshare Holdings Ltd.	12,500	5,366	(376)
Haier Electronics Group Co. Ltd.	30,000	69,149	8,848
Nine Dragons Paper Holdings Ltd.	73,000	71,378	25,836
Sino Biopharmaceutical Ltd.	19,000	15,326	1,474
Sun Art Retail Group Ltd.	78,000	75,707	(13,619)

			22,163

Total of Long Equity Positions			212,762

Short Positions

Common Stocks
China
3SBio, Inc.	(21,500)	(21,125)	(7,403)
Alibaba Health Information Technology Ltd.	(36,000)	(18,259)	1,120
AviChina Industry & Technology Co. Ltd.	(37,000)	(22,887)	1,184
Beijing Enterprises Water Group Ltd.	(10,000)	(7,263)	(497)
Brilliance China Automotive Holdings Ltd.	(4,000)	(5,156)	(2,129)
CGN Power Co. Ltd.	(243,000)	(69,503)	1,677
China Coal Energy Co. Ltd.	(6,000)	(3,195)	290
China Communications Construction Co. Ltd.	(26,000)	(32,717)	(773)
China Power International Development Ltd.	(19,000)	(7,245)	503

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
China (continued)
China Railway Construction Corp. Ltd.	(2,000)	$(2,705)	$98
China Railway Group Ltd.	(17,000)	(15,028)	1,639
China Resources Gas Group Ltd.	(2,000)	(6,381)	(439)
China Taiping Insurance Holdings Co. Ltd.	(4,000)	(9,448)	(692)
CITIC Securities Co. Ltd.	(2,500)	(5,336)	165
CRRC Corp. Ltd.	(15,000)	(13,667)	173
Fosun International Ltd.	(52,000)	(74,223)	(6,975)
GF Securities Co. Ltd.	(20,400)	(42,402)	1,403
Haitong Securities Co. Ltd.	(23,600)	(40,795)	2,638
Huaneng Power International, Inc.	(4,000)	(2,865)	88
Huaneng Renewables Corp. Ltd.	(48,000)	(16,325)	1,519
Huatai Securities Co. Ltd.	(6,800)	(13,421)	353
New China Life Insurance Co. Ltd.	(2,700)	(13,201)	(536)
Semiconductor Manufacturing International Corp.	(62,000)	(68,616)	(3,202)
Shanghai Electric Group Co. Ltd.	(54,000)	(24,655)	(1,262)
Zijin Mining Group Co. Ltd.	(76,000)	(25,037)	(78)
ZTE Corp.	(1,000)	(1,478)	(907)

			(12,043)

Hong Kong
Alibaba Pictures Group Ltd.	(310,000)	(52,715)	1,126
China Gas Holdings Ltd.	(4,000)	(5,967)	(2,108)

			(982)

Total of Short Equity Positions			(13,025)

Total of Long and Short Equity Positions			199,737

Net Cash and Other Receivables/ (Payables) (b)			26,681

Swaps, at Value			$226,418

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the LIBOR plus or minus a specified spread, which is denominated in TRY based on the local currencies of the positions within the swaps.	57-61 months maturity ranging from 12/20/2021-05/30/2022	$10,262

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual long and short positions and related values within the total return basket swap as of June 30, 2017.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Long Positions

Common Stocks
Turkey
Arcelik A/S	2,072	$13,151	$2,192
Ford Otomotiv Sanayi A/S	214	2,345	267
Haci Omer Sabanci Holding A/S	1,558	4,107	733
Tofas Turk Otomobil Fabrikasi A/S	2,568	21,343	(251)
Tupras Turkiye Petrol Rafinerileri A/S	759	17,241	4,595
Turkiye Halk Bankasi A/S	9,132	31,921	2,208
Turkiye Vakiflar Bankasi TAO	5,482	9,221	859

			10,603

Total of Long Equity Positions			10,603

Short Positions

Common Stocks
Turkey
Turk Telekomunikasyon A/S	(8,644)	(13,826)	(1,499)
Ulker Biskuvi Sanayi A/S	(369)	(1,926)	(402)

			(1,901)

Total of Short Equity Positions			(1,901)

Total of Long and Short Equity Positions			8,702

Net Cash and Other Receivables/ (Payables) (b)			1,560

Swaps, at Value			$10,262

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread, which is denominated in ZAR based on the local currencies of the positions within the swaps.	55-61 months maturity ranging from 12/21/2021-05/31/2022	$3,301

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
South Africa
Discovery Ltd.	(3,516)	$(30,928)	$(3,455)
Impala Platinum Holdings Ltd.	(14,933)	(46,656)	4,559
MTN Group Ltd.	(883)	(8,560)	863
Sibanye Gold Ltd.	(1,949)	(3,997)	1,758

			3,725

Total of Short Equity Positions			3,725

Net Cash and Other Receivables/ (Payables) (b)			(424)

Swaps, at Value			$3,301

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

COUNTERPARTY	DESCRIPTION	TERMINATION DATE**	VALUE (Note 5)
JPMC	The Fund receives the total return on a portfolio of long and short positions and pays or receives the Warsaw Interbank Effective Rate plus or minus a specified spread, which is denominated in PLN based on the local currencies of the positions within the swaps.	59-61 months maturity ranging from 01/10/2022-03/07/2022	$(1,010)

**	The maturity dates are measured from the commencement of investment in each underlying portfolio swap position.

Additional Information — Total Return Basket Swaps

The following table represents the individual short positions and related values within the total return basket swap as of June 30, 2017.

REFERENCE ENTITY	SHARES	NOTIONAL (a)	NET UNREALIZED APPRECIATION (DEPRECIATION)
Short Positions

Common Stocks
Poland
Orange Polska SA	(3,344)	$(4,194)	$(436)
Powszechny Zaklad Ubezpieczen SA	(258)	(2,582)	(522)

			(958)

Total of Short Equity Positions			(958)

Net Cash and Other Receivables/ (Payables) (b)			(52)

Swaps, at Value			$(1,010)

(a)	Notional value represents the market value (including any fees or commissions) of the long and short positions when they are established.
(b)	Cash and other receivables/(payables) includes the gains (or losses) realized within the swap when the swap resets.

See notes to Schedule of Investments.	(Continued)

Schedule of Investments	June 30, 2017 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

Collateral pledged to, or (received from), each counterparty at June 30, 2017 was as follows:

COUNTERPARTY	OVER THE COUNTER	EXCHANGE TRADED	TOTAL
JPMC
Investment Companies	$750,000	$—	$750,000

The following abbreviations are used for counterparty descriptions:

BARC - Barclays Capital, Inc.
CITG - Citigroup Global Markets, Inc.
GSCO - Goldman Sachs & Co.
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank NA
JPMS - J.P. Morgan Securities LLC

See notes to Schedule of Investments.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

1. Organization

AQR Funds (the “Trust”), was organized as a Delaware statutory trust on September 4, 2008. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2017, the Trust consists of thirty-seven active series, twenty-four of which are presented in this book (collectively, the “Funds” and each individually a “Fund”): AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund. The remaining active series are reported in separate books. AQR Capital Management, LLC (the “Adviser”) serves as the investment adviser of each Fund.

AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund commenced operations on December 14, 2016.

The investment objective for AQR Large Cap Multi-Style Fund, AQR Small Cap Multi-Style Fund, AQR International Multi-Style Fund, AQR Emerging Multi-Style Fund, AQR Large Cap Momentum Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR Global Equity Fund, AQR International Equity Fund, AQR Large Cap Relaxed Constraint Equity Fund, AQR Small Cap Relaxed Constraint Equity Fund, AQR International Relaxed Constraint Equity Fund and AQR Emerging Relaxed Constraint Equity Fund is to seek long-term capital appreciation. The investment objective for AQR Large Cap Defensive Style Fund, AQR International Defensive Style Fund and AQR Emerging Defensive Style Fund is to seek total return. The investment objective for AQR TM Large Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR TM International Multi-Style Fund, AQR TM Emerging Multi-Style Fund, AQR TM Large Cap Momentum Style Fund, AQR TM Small Cap Momentum Style Fund and AQR TM International Momentum Style Fund is to seek long-term after-tax capital appreciation. Each of the Fund offers Class I, N and R6 shares.

2. Significant Accounting Policies

The Funds are investment companies and apply specialized accounting and reporting guidance in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates: The preparation of the financial statements in conformity with GAAP requires the Adviser to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of Investments: All securities and other investments are recorded at their estimated fair value, as described in Note 4.

Cash: Cash comprises U.S. Dollar and foreign currency deposits held at a bank(s) or custodian bank(s) which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. Dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expense incurred in foreign denominated currencies are translated into U.S. Dollars at the prevailing exchange rate on the date of such activity.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments and derivatives from the fluctuations that result from changes in the market prices of investments and derivatives held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and derivatives and net change in unrealized appreciation (depreciation) on investment securities and derivatives.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

3. Securities and Other Investments

Limited Purpose Cash Investment Fund: Certain Funds may invest in the Limited Purpose Cash Investment Fund (the “LPCI Fund”), which is managed by UBS Asset Management (Americas) Inc. (“UBS AM”). The LPCI Fund is a registered investment company under the 1940 Act and is subject to the money market regulations as prescribed in Rule 2a-7 of the 1940 Act. Pursuant to the LPCI Fund’s eligibility requirements, shares of the LPCI Fund are only available for sale to the Adviser and funds advised by the Adviser. Those Funds investing in the LPCI Fund indirectly bear their share of the advisory and operating expenses borne by the LPCI Fund. Section 2a-3 of the 1940 Act defines an affiliated person as, among other things, a company in which a Fund owns at least 5% of the outstanding voting securities. The LPCI Fund may be considered an affiliated person of some of the Funds in the Trust. However, the Funds do not invest in the LPCI Fund for the purpose of exercising a controlling influence over its management, board or policies. A summary of transactions with each affiliated person is included in the Schedules of Investments.

Securities Sold Short: Certain Funds sell securities they do not own as a hedge against some of their long positions and/or in anticipation of a decline in the market value of that security, a short sale. When one of the Funds makes a short sale, it must borrow the security sold short and deliver it to the broker through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, which could be unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is also subject to risk of loss if the broker were to fail to perform its obligations under the contractual terms.

The Funds are required to pledge cash or liquid securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Daily market fluctuations and trading activity could cause the value of securities sold short to be more or less than the value of the collateral segregated. Cash deposited with the broker for collateral for securities sold short is recorded as an asset on the Statements of Assets and Liabilities and securities segregated as collateral are denoted in the Schedules of Investments. The Funds may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security.

Futures Contracts: Certain Funds invest in futures contracts as part of their primary investment strategy and to equitize its cash flows. Investments in futures may increase or decrease exposure to a particular market. In the event of a bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of the Funds, the Funds may not receive the return of the entire margin owed to the Funds, potentially resulting in a loss. A realized gain (loss) represents the difference between the value of the contract at the time it was opened and the value at the time it was closed or expired. The use of long futures contracts subjects the Funds to risk of loss in excess of the variation margin. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

Forward Foreign Currency Exchange Contracts: Certain Funds buy and sell forward foreign currency exchange contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. Dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities that a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as unrealized appreciation or depreciation. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Funds are unable to enter into a closing position. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollars without the delivery of foreign currency. Forward foreign currency exchange contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Swap Contracts: Certain Funds engage in various swap transactions to manage risks within their portfolios or as alternatives to direct investments. Swap transactions may be privately negotiated in the over-the-counter (“OTC”) market where payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing (“centrally cleared swaps”). These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”), in which case all payments are settled with the CCP through the DCM. For credit default and interest rate contracts, an up-front payment received by a Fund is recorded as a liability. An up-front payment made by a Fund is recorded as an asset. Up-front payments are amortized over the term of the contract. Periodic payments received (paid) by a Fund are recorded as realized gains (losses). The Funds’ use of swap contracts create additional risks beyond those that would exist if the Funds invested in the underlying positions directly.

Total Return Swap Contracts: Certain Funds invest in total return swaps to obtain exposure to the underlying referenced instruments, obtain leverage or attain the returns from ownership without actually owning the underlying position. Total return swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, security index or index component during the period of the swap. Total return swap contracts are marked to market daily and the change, if any, is recorded as net change in appreciation (depreciation). Total return swaps normally do not involve the delivery of securities or other underlying assets. If the counterparty to a total return swap contract defaults, a Fund’s risk of loss consists of the net amount of payments the Fund is contractually entitled to receive, if any. The use of long total return swap contracts subject the Funds to risk of loss in excess of the amounts shown on the Schedule of Investments. The use of short total return swaps subject the Funds to potential unlimited loss. Periodic payments received (paid) by the Funds are recorded as realized gains (losses). Total return swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Total Return Basket Swaps: Certain Funds may enter into an equity basket swap agreement to obtain exposure to a portfolio of long and short securities. Under the terms of the agreement, the swap is designed to function as a portfolio of direct investments in long and short equity or fixed income positions. The Funds have the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. During a reset, any realized gains (losses) on positions, income, proceeds from corporate actions and accrued financing costs may become available for cash settlement between the Funds and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Funds and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Funds and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation (depreciation) on swap contracts in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gains (losses) on swap contracts in the Statements of Operations. Total return basket swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

Securities Lending: Certain Funds may lend securities to qualified borrowers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash valued at 102% to 105% of the market value of the securities on loan. The Funds invest cash collateral in money market funds as indicated on the Schedule of Investments. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled on the next business day. The Funds bear the risk of loss associated with the collateral investments and are not entitled to additional collateral from the borrower to cover any such losses. Loans are subject to termination by the Funds or the borrower at any time. Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all. In the event of a default by a borrower with respect to any loan, the lending agent will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. If, despite such efforts by the lending agent to exercise these remedies, the Funds sustain losses as a result of a borrower’s default, the lending agent indemnifies the Funds by purchasing replacement securities at its expense, or paying the Funds an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in the Securities Lending Agency Agreement between the Funds and the lending agent. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. Certain of the securities on loan may have been sold prior to the close of the reporting period.

Master Agreements: Certain Funds are parties to master netting arrangements with counterparties (“Master Agreements”). Master Agreements govern the terms of certain like transactions, and reduce the counterparty risk associated with relevant transactions by specifying payment netting mechanisms across multiple transactions and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded by different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple Master Agreements with a counterparty and its affiliates. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net their total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single Master Agreement with a counterparty.

Prime Broker Arrangements may be entered into to facilitate execution and/or clearing of equities, bonds, equity options or short sales of securities between certain Funds and selected counterparties. These arrangements provide financing terms for such transactions and include guidelines surrounding the rights, obligations, and other events, including, but not limited to, margin, execution, and settlement. These agreements maintain provisions for payments, maintenance of collateral, events of default, and termination. Margin and other assets delivered as collateral are typically held by the prime broker and offset any obligations due to the prime broker.

Customer Account Agreements govern cleared derivatives transactions and exchange-traded futures and options transactions. Upon entering into an exchange-traded or centrally cleared derivative contract, the Funds are required to deposit with the relevant clearing organization cash or securities, which is referred to as the initial margin. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited is recorded as Deposits with brokers for exchange-traded and centrally cleared derivatives on the Statements of Assets and Liabilities. For exchange-traded futures or centrally cleared swaps, initial margin is posted, and daily changes in fair value are recorded as a payable or receivable on the Statement of Assets and Liabilities as Variation margin on exchange-traded and centrally cleared derivatives. Variation margin is determined separately for exchange-traded futures and centrally cleared swaps and cannot be netted.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC derivative transactions entered into between certain Funds and a counterparty. ISDA Master Agreements maintain provisions for general obligations, representations, netting of settlement payments, agreements to deliver supporting documents, collateral transfer and events of default or termination. Events of termination include a decline in the Fund’s net assets below a specified threshold over a certain period of time or a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all OTC contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by a party to elect early termination could be material to the financial statements and impact a Fund’s future derivative activity.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

Collateral and margin requirements differ according to the terms of each type of Master Agreement. Collateral is routinely transferred if the total net exposure net of existing collateral already in place governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold. Collateral can be in the form of cash, debt securities issued by the U.S. government, money market funds and other securities as agreed to by the Fund and the applicable counterparty, or as permitted by the clearing house or exchange.

Collateral pledged by a Fund for OTC derivatives pursuant to a Master Agreement is segregated by the Fund’s custodian and identified as an asset in the Statements of Assets and Liabilities either as a component of Investments in securities, at value (securities) or in Due from brokers (cash). Segregation of fund’s collateral in the custodian account helps mitigate counterparty risk.

Collateral posted for the benefit of a Fund pursuant to a Master Agreement is held by a custodian of the Fund. Amounts which can be invested or repledged, are presented in the Fund’s Schedule of Investments. Collateral received is reflected as a liability within Due to brokers in the Statements of Assets and Liabilities.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities subject to master netting agreements on the Statements of Assets and Liabilities.

4. Investment Valuation and Fair Value Measurements

Investment Valuation Policies: The Net Asset Value (“NAV”) of the Funds’ shares are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each day that the NYSE is open (each a “Business Day”). The NAV per share of each class within each Fund is computed by dividing the total current value of the assets of such Fund attributable to a class, less class liabilities, by the total number of shares of that class of the Fund outstanding at the time the computation is made. For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Funds’ Board of Trustees (the “Board”).

The Board has delegated responsibility for applying approved valuation policies to the Adviser, subject to Board oversight. The Adviser has established a Valuation Committee (the “VC”) whose function is to administer, implement and oversee the continual appropriateness of valuation methods applied and the determination of adjustments to the fair valuation of portfolio securities and other financial derivative instruments in good faith after consideration of market factor changes and events affecting issuers. The Adviser performs a series of activities to provide reasonable assurance of the accuracy of prices including: (i) periodic vendor due diligence meetings, review of methodologies, approaches and techniques, new developments and processes at vendors, (ii) review of daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, (iii) review of third party model prices against internal model prices, and (iv) review the results of back testing and reports for the Board on the results of fair value determinations.

Where market quotes are readily available, fair market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from pricing services or established market makers. Where market quotations are not readily available, or if an available market quotation is determined not to reflect fair value, securities or financial derivatives are valued at fair value, as determined in good faith by the VC in accordance with the valuation procedures approved by the Funds’ Board. Using fair value to price a security may require subjective determinations about the value of a security that could result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets. It is possible the estimated values may differ significantly from the values which would have been used had an active market for the investments existed. These differences could be material.

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Techniques: The following inputs and techniques may be used by the Funds to evaluate how to classify each major category of assets and liabilities into the appropriate fair value hierarchy in accordance with GAAP.

Equity securities, including securities sold short, rights, exchange options, warrants, Exchange-Traded Funds (“ETFs”) and closed-end investment companies, are valued at the last quoted sales prices or official closing prices taken from the primary market, in which each security trades and are therefore classified Level 1.

An equity for which no sales are reported, as in the case of a security that is traded in the over the counter market or a less liquid listed equity, is valued at its last bid price (in the case of short sales, at the ask price) and is therefore classified Level 2. In addition, equities traded outside of the Western Hemisphere are classified Level 2 because they are fair valued daily based on the application of a fair value factor (unless the Adviser determines that use of another valuation methodology is appropriate). The Funds apply daily fair value factors, furnished by an independent pricing service, to account for the market movement between the close of the foreign market and the close of the NYSE. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, American Depositary Receipts, futures contracts and exchange rates in other markets in determining fair value as of the time a Fund calculates its net asset value.

Fixed income securities (other than certain short-term investments maturing in 60 days or less) and other investments that trade in markets that are not considered to be active, are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs and are also classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed-income instruments are valued at estimated fair value using the latest bid prices or evaluated quotes furnished by independent pricing services, as well as quotations from counterparties and other market participants. Evaluated quotes are based on a matrix system, which may consider such factors as quoted prices for identical or similar assets, yields, maturities and ratings and are not necessarily reliant on quoted prices. Short-term debt investments of sufficient credit quality maturing in 60 days or less are generally valued at amortized cost, which approximates fair value. These investments are categorized as Level 2 within the fair value hierarchy.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Within Level 3, the market approach generally is based on the technique of using comparable market transactions, while the use of the income approach includes the estimation of future cash flows discounted to calculate fair value. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, changes in financial ratios or cash flows, benchmark yield curves, credit spreads, estimated default rates, underlying collateral, and other unique security features. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

Exchange-traded derivatives, such as futures contracts and exchange-traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market or, if no sales occurred on such date, at the bid price on such exchange at the close of business on such date. Centrally cleared swaps listed or traded on a multilateral trade facility platform, such as a registered exchange, are valued on daily basis using quotations provided by an independent pricing service.

OTC derivatives, including forward contracts and swap contracts, are fair valued by the Funds on a daily basis using observable inputs, such as quotations provided by an independent pricing service, the counterparty, dealers or brokers, whenever available and considered reliable.

The value of each total return swap contract is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable.

The U.S. Dollar value of forward foreign currency exchange contracts is determined using current forward currency exchange rates supplied by an independent pricing service.

Generally, a valuation model is used consistently for similar derivative types. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs typically may include market prices for reference securities, yield curves, credit spreads, measures of volatility, prepayment rates and implied correlations of such inputs which are obtained from outside brokers and/or pricing services when available. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Those OTC derivatives that have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also may include other unobservable inputs which may be considered significant to the fair value determination.

Quantitative Information

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments:

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,614,753,507	$—	$—	$1,614,753,507
Securities Lending Collateral	—	5,865,800	—	5,865,800
Short-Term Investments	—	54,511,494	—	54,511,494

Total Assets	$1,614,753,507	$60,377,294	$—	$1,675,130,801

LIABILITIES
Futures Contracts*	$(89,101)	$—	$—	$(89,101)

Total Liabilities	$(89,101)	$—	$—	$(89,101)

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$727,537,074	$—	$—	$727,537,074
Rights	—	—	56,646	56,646
Securities Lending Collateral	—	39,659,812	—	39,659,812
Short-Term Investments	—	23,883,087	—	23,883,087

Total Assets	$727,537,074	$63,542,899	$56,646	$791,136,619

LIABILITIES
Futures Contracts*	$(105,582)	$—	$—	$(105,582)

Total Liabilities	$(105,582)	$—	$—	$(105,582)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$39,087,547	$396,037,302	$—	$435,124,849
Securities Lending Collateral	—	1,315,968	—	1,315,968
Short-Term Investments	—	13,011,068	—	13,011,068

Total Assets	$39,087,547	$410,364,338	$—	$449,451,885

LIABILITIES
Futures Contracts*	$(27,879)	$—	$—	$(27,879)

Total Liabilities	$(27,879)	$—	$—	$(27,879)

AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$91,363,393	$205,482,415	$—	$296,845,808
Securities Lending Collateral	—	2,840,175	—	2,840,175
Short-Term Investments	—	9,542,774	—	9,542,774

Total Assets	$91,363,393	$217,865,364	$—	$309,228,757

LIABILITIES
Futures Contracts*	$(9,081)	$—	$—	$(9,081)

Total Liabilities	$(9,081)	$—	$—	$(9,081)

AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$199,597,948	$—	$—	$199,597,948
Exchange Traded Funds	4,242,381	—	—	4,242,381
Securities Lending Collateral	—	747,600	—	747,600
Short-Term Investments	—	3,600,881	—	3,600,881

Total Assets	$203,840,329	$4,348,481	$—	$208,188,810

AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$26,075,084	$—	$—	$26,075,084
Exchange Traded Funds	1,324,930	—	—	1,324,930
Rights	—	—	1,139	1,139
Securities Lending Collateral	—	940,170	—	940,170
Short-Term Investments	—	343,730	—	343,730

Total Assets	$27,400,014	$1,283,900	$1,139	$28,685,053

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$14,298,146	$148,830,150	$—		$163,128,296
Short-Term Investments	—	5,848,241	—		5,848,241

Total Assets	$14,298,146	$154,678,391	$—		$168,976,537

LIABILITIES
Futures Contracts*	$(12,787)	$—	$—		$(12,787)

Total Liabilities	$(12,787)	$—	$—		$(12,787)

AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$100,295,367	$218,253,413	$—		$318,548,780
Securities Lending Collateral	—	3,333,556	—		3,333,556
Short-Term Investments	—	8,129,336	—		8,129,336
Futures Contracts*	16,996	—	—		16,996

Total Assets	$100,312,363	$229,716,305	$—		$330,028,668

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$918,519,469	$—	$—		$918,519,469
Securities Lending Collateral	—	5,979,964	—		5,979,964
Short-Term Investments	—	25,243,307	—		25,243,307

Total Assets	$918,519,469	$31,223,271	$—		$949,742,740

LIABILITIES
Futures Contracts*	$(57,887)	$—	$—		$(57,887)

Total Liabilities	$(57,887)	$—	$—		$(57,887)

AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$341,253,420	$—	$—	(a)	$341,253,420
Rights	—	—	3,020		3,020
Securities Lending Collateral	—	21,214,784	—		21,214,784
Short-Term Investments	—	10,362,399	—		10,362,399
Warrants	—	—	—	(a)	— (a)

Total Assets	$341,253,420	$31,577,183	$3,020		$372,833,623

LIABILITIES
Futures Contracts*	$(50,171)	$—	$—		$(50,171)

Total Liabilities	$(50,171)	$—	$—		$(50,171)

AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$25,641,816	$342,169,786	$40,908		$367,852,510
Securities Lending Collateral	—	130,832	—		130,832
Short-Term Investments	—	7,466,500	—		7,466,500

Total Assets	$25,641,816	$349,767,118	$40,908		$375,449,842

LIABILITIES
Futures Contracts*	$(16,075)	$—	$—		$(16,075)

Total Liabilities	$(16,075)	$—	$—		$(16,075)

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

AQR EMERGING MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$2,208,981	$9,705,592	$—	(a)	$11,914,573
Exchange Traded Funds†	228,928	—	—		228,928
Securities Lending Collateral	—	126,441	—		126,441
Short-Term Investments	—	169,584	—		169,584

Total Assets	$2,437,909	$10,001,617	$—	(a)	$12,439,526

AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$156,503,016	$—	$—		$156,503,016
Securities Lending Collateral	—	803,667	—		803,667
Short-Term Investments	—	4,171,954	—		4,171,954

Total Assets	$156,503,016	$4,975,621	$—		$161,478,637

LIABILITIES
Futures Contracts*	$(8,018)	$—	$—		$(8,018)

Total Liabilities	$(8,018)	$—	$—		$(8,018)

AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$41,546,498	$—	$—		$41,546,498
Exchange Traded Funds	905,552	—	—		905,552
Securities Lending Collateral	—	1,969,254	—		1,969,254
Short-Term Investments	—	579,373	—		579,373

Total Assets	$42,452,050	$2,548,627	$—		$45,000,677

AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$5,896,263	$80,986,198	$1,426		$86,883,887
Securities Lending Collateral	—	364,373	—		364,373
Short-Term Investments	—	2,683,853	—		2,683,853

Total Assets	$5,896,263	$84,034,424	$1,426		$89,932,113

LIABILITIES
Futures Contracts*	$(8,766)	$—	$—		$(8,766)

Total Liabilities	$(8,766)	$—	$—		$(8,766)

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$1,070,811,541	$—	$—		$1,070,811,541
Securities Lending Collateral	—	409,188	—		409,188
Short-Term Investments	—	66,943,218	—		66,943,218

Total Assets	$1,070,811,541	$67,352,406	$—		$1,138,163,947

LIABILITIES
Futures Contracts*	$(288,936)	$—	$—		$(288,936)

Total Liabilities	$(288,936)	$—	$—		$(288,936)

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$21,045,580	$147,424,588	$—	$168,470,168
Securities Lending Collateral	—	1,406,518	—	1,406,518
Short-Term Investments	—	8,006,461	—	8,006,461

Total Assets	$21,045,580	$156,837,567	$—	$177,883,147

LIABILITIES
Futures Contracts*	$(20,895)	$—	$—	$(20,895)

Total Liabilities	$(20,895)	$—	$—	$(20,895)

AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$12,981,938	$47,017,327	$1	$59,999,266
Securities Lending Collateral	—	882,000	—	882,000
Short-Term Investments	—	3,231,643	—	3,231,643
Futures Contracts*	5,631	—	—	5,631

Total Assets	$12,987,569	$51,130,970	$1	$64,118,540

AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$96,880,709	$59,838,598	$1,986	$156,721,293
Securities Lending Collateral	—	102,351	—	102,351
Short-Term Investments	—	12,778,052	—	12,778,052
Forward Foreign Currency Exchange Contracts*	—	1,067,890	—	1,067,890

Total Assets	$96,880,709	$73,786,891	$1,986	$170,669,586

LIABILITIES
Futures Contracts*	$(932,577)	$—	$—	$(932,577)
Forward Foreign Currency Exchange Contracts*	—	(1,601,989)	—	(1,601,989)
Total Return Swap Contracts*	—	(60,233)	—	(60,233)

Total Liabilities	$(932,577)	$(1,662,222)	$—	$(2,594,799)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$346,305,656	$2,955	$346,308,611
Short-Term Investments	—	25,772,115	—	25,772,115
Forward Foreign Currency Exchange Contracts*	—	2,373,039	—	2,373,039

Total Assets	$—	$374,450,810	$2,955	$374,453,765

LIABILITIES
Futures Contracts*	$(990,284)	$—	$—	$(990,284)
Forward Foreign Currency Exchange Contracts*	—	(3,618,043)	—	(3,618,043)
Total Return Swap Contracts*	—	(165,551)	—	(165,551)

Total Liabilities	$(990,284)	$(3,783,594)	$—	$(4,773,878)

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$19,095,534	$—	$—	$19,095,534
Exchange Traded Funds	146,047	—	—	146,047
Short-Term Investments	—	157,152	—	157,152

Total Assets	$19,241,581	$157,152	$—	$19,398,733

LIABILITIES
Common Stocks (Sold Short)	$(4,449,937)	$—	$—	$(4,449,937)

Total Liabilities	$(4,449,937)	$—	$—	$(4,449,937)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$3,634,489	$—	$—	$3,634,489
Exchange Traded Funds	32,130	—	—	32,130
Rights	—	—	171	171
Short-Term Investments	—	64,047	—	64,047

Total Assets	$3,666,619	$64,047	$171	$3,730,837

LIABILITIES
Common Stocks (Sold Short)	$(840,820)	$—	$—	$(840,820)

Total Liabilities	$(840,820)	$—	$—	$(840,820)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$11,106,774	$—	$11,106,774
Exchange Traded Funds†	565,675	—	—	565,675
Short-Term Investments	—	112,536	—	112,536

Total Assets	$565,675	$11,219,310	$—	$11,784,985

LIABILITIES
Common Stocks (Sold Short)†	$—	$(2,534,167)	$—	$(2,534,167)

Total Liabilities	$—	$(2,534,167)	$—	$(2,534,167)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$1,590,465	$3,559,028	$—	$5,149,493
Exchange-Traded Funds†	285,342	—	—	285,342
Short-Term Investments	—	1,188,481	—	1,188,481
Total Return Basket Swap Contracts*	—	244,624	—	244,624

Total Assets	$1,875,807	$4,992,133	$—	$6,867,940

LIABILITIES
Total Return Basket Swap Contracts*	$—	$(81,025)	$—	$(81,025)

Total Liabilities	$—	$(81,025)	$—	$(81,025)

*	Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments.
†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

The Funds recognize all transfers at the beginning of the reporting period, related unrealized appreciation/(depreciation) is also transferred out at the beginning of the reporting period. Transfers between Level 1 and 2 generally relate to whether the principal market for the security becomes active or inactive. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of, or increase in, available market inputs to determine price. There were no transfers of investments between level1 and level 2 for any of the Funds.

There were no Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Multi-Style Fund, AQR TM Small Cap Multi-Style Fund, AQR Small Cap Momentum Style Fund, AQR International Momentum Style Fund, AQR Emerging Momentum Style Fund, AQR TM International Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund and AQR Small Cap Relaxed Constraint Equity Fund.

The fair market values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.

5. Federal Income Tax Matters

At June 30, 2017, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)

AQR Large Cap Multi-Style Fund	$1,420,295,470	$266,514,209	$(11,678,878)	$254,835,331
AQR Small Cap Multi-Style Fund	652,478,880	152,679,324	(14,021,585)	138,657,739
AQR International Multi-Style Fund	401,629,351	55,355,305	(7,532,771)	47,822,534
AQR Emerging Multi-Style Fund	258,649,178	56,254,371	(5,674,792)	50,579,579
AQR TM Large Cap Multi-Style Fund	178,820,562	30,497,263	(1,129,015)	29,368,248
AQR TM Small Cap Multi-Style Fund	24,447,714	4,730,517	(493,178)	4,237,339
AQR TM International Multi-Style Fund	146,230,964	24,201,704	(1,456,131)	22,745,573
AQR TM Emerging Multi-Style Fund	263,670,406	70,771,322	(4,430,056)	66,341,266
AQR Large Cap Momentum Style Fund	775,748,320	184,485,484	(10,491,064)	173,994,420
AQR Small Cap Momentum Style Fund	299,828,382	81,390,756	(8,385,515)	73,005,241
AQR International Momentum Style Fund	326,104,424	53,102,486	(3,757,068)	49,345,418
AQR Emerging Momentum Style Fund	10,307,025	2,252,801	(120,300)	2,132,501
AQR TM Large Cap Momentum Style Fund	127,592,716	35,942,655	(2,056,734)	33,885,921
AQR TM Small Cap Momentum Style Fund	36,151,368	10,040,650	(1,191,341)	8,849,309
AQR TM International Momentum Style Fund	79,434,723	12,373,282	(1,875,892)	10,497,390
AQR Large Cap Defensive Style Fund	952,587,031	188,730,848	(3,153,932)	185,576,916
AQR International Defensive Style Fund	163,440,241	18,616,152	(4,173,246)	14,442,906
AQR Emerging Defensive Style Fund	60,105,687	7,084,639	(3,077,417)	4,007,222
AQR Global Equity Fund	144,684,888	27,176,610	(2,259,802)	24,916,808
AQR International Equity Fund	326,334,193	52,289,902	(6,543,369)	45,746,533
AQR Large Cap Relaxed Constraint Equity Fund	18,949,309	695,046	(245,622)	449,424
AQR Small Cap Relaxed Constraint Equity Fund	3,734,690	222,659	(226,512)	(3,853)
AQR International Relaxed Constraint Equity Fund	11,014,602	884,054	(113,671)	770,383
AQR Emerging Relaxed Constraint Equity Fund	5,944,355	773,941	(94,980)	678,961

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

6. Derivative Instruments and Activities

The Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The Funds’ derivative contracts held at June 30, 2017, are not accounted for as hedging instruments under GAAP. The effect of such derivative instruments on the Funds’ financial position and financial performance for the period ended June 30, 2017 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Equity Risk Exposure:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$89,101	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	105,582	—	—
AQR International Multi-Style Fund	—	—	—	27,879	—	—
AQR Emerging Multi-Style Fund	—	—	—	9,081	—	—
AQR TM International Multi-Style Fund	—	—	—	12,787	—	—
AQR TM Emerging Multi-Style Fund	16,996	—	—	—	—	—
AQR Large Cap Momentum Style Fund	—	—	—	57,887	—	—
AQR Small Cap Momentum Style Fund	—	—	—	50,171	—	—
AQR International Momentum Style Fund	—	—	—	16,075	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	8,018	—	—
AQR TM International Momentum Style Fund	—	—	—	8,766	—	—
AQR Large Cap Defensive Style Fund	—	—	—	288,936	—	—
AQR International Defensive Style Fund	—	—	—	20,895	—	—
AQR Emerging Defensive Style Fund	5,631	—	—	—	—	—
AQR Global Equity Fund	457,759	—	—	1,390,336	60,233	—
AQR International Equity Fund	1,979,918	—	—	2,970,202	165,551	—
AQR Emerging Relaxed Constraint Equity Fund	—	244,624	—	—	81,025	—

Foreign Exchange Rate Risk Exposure:
AQR Global Equity Fund	—	—	1,067,890	—	—	1,601,989
AQR International Equity Fund	—	—	2,373,039	—	—	3,618,043

Netting:
AQR Global Equity Fund	(457,759)	—	(1,067,890)	(457,759)	—	(1,067,890)
AQR International Equity Fund	(1,979,918)	—	(2,373,039)	(1,979,918)	—	(2,373,039)
AQR Emerging Relaxed Constraint Equity Fund	—	(81,025)	—	—	(81,025)	—

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS*	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY EXCHANGE CONTRACTS
Net Fair Value of Derivative Contracts:
AQR Large Cap Multi-Style Fund	$—	$—	$—	$89,101	$—	$—
AQR Small Cap Multi-Style Fund	—	—	—	105,582	—	—
AQR International Multi-Style Fund	—	—	—	27,879	—	—
AQR Emerging Multi-Style Fund	—	—	—	9,081	—	—
AQR TM International Multi-Style Fund	—	—	—	12,787	—	—
AQR TM Emerging Multi-Style Fund	16,996	—	—	—	—	—
AQR Large Cap Momentum Style Fund	—	—	—	57,887	—	—
AQR Small Cap Momentum Style Fund	—	—	—	50,171	—	—
AQR International Momentum Style Fund	—	—	—	16,075	—	—
AQR TM Large Cap Momentum Style Fund	—	—	—	8,018	—	—
AQR TM International Momentum Style Fund	—	—	—	8,766	—	—
AQR Large Cap Defensive Style Fund	—	—	—	288,936	—	—
AQR International Defensive Style Fund	—	—	—	20,895	—	—
AQR Emerging Defensive Style Fund	5,631	—	—	—	—	—
AQR Global Equity Fund	—	—	—	932,577	60,233	534,099
AQR International Equity Fund	—	—	—	990,284	165,551	1,245,004
AQR Emerging Relaxed Constraint Equity Fund	—	163,599	—	—	—	—

*	May include cumulative appreciation (depreciation) of exchange-traded and centrally cleared derivatives as reported in the Schedules of Investments.

7. Principal Risks and Concentrations

In the normal course of business the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). A Fund’s investments in financial derivatives and other financial instruments may expose the Fund to various elements of market risks which include interest rate, foreign currency, equity and commodity risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. Convertible securities and non-convertible income producing securities are subject to certain risks, including (i) if interest rates go up, the value of convertible securities and non-convertible income producing securities in the Funds’ portfolio generally will decline; (ii) during periods of declining interest rates, the issuer of a security may exercise its option to prepay principal earlier than scheduled, forcing the Funds to reinvest in lower yielding securities (call or prepayment risk); and (iii) during periods of rising interest rates, the average life of certain types of securities may be extended because of slower than expected principal payments (extension risk).

Currency risk arises from the possibility that fluctuations in foreign exchange rates will affect the value of cash balances held in foreign currencies and non-U.S. denominated financial instruments. In addition, the Funds’ use of forward foreign currency exchange contracts may expose them to the risk that the value of the foreign currency changes unfavorably relative to the U.S. Dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

The market values of equities, such as common stocks and preferred securities or equity related investments such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Funds may invest in illiquid investments and may experience difficulty in selling those investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s net asset value to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the net asset value of a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments and exchange-traded notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity.

In addition to market risk, the Funds may be exposed to the risk that one or more securities in the Funds’ portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the security experiences a decline in its financial status (credit risk). Credit risk is measured by the loss a Fund would record if the major financial institution or other counterparties failed to perform pursuant to terms of their obligations. Certain Funds may primarily maintain cash balances at one or several major financial institutions that may exceed federally insured limits and as such each of the Funds have credit risk associated with such financial institutions. In general, lower rated securities carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Funds’ net asset value or dividends. The Funds minimize credit risk by monitoring credit exposure and collateral values, and by requiring additional collateral to be promptly deposited with or returned to each of the Funds when deemed necessary.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. Financial assets, which potentially expose a Fund to counterparty risk, consist principally of cash due from counterparties and investments. By using derivative instruments, the Funds may be exposed to the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The counterparties to the Funds’ derivative investments may include affiliates of the Funds’ clearing brokers and other major financial institutions. While the Funds use multiple clearing brokers and counterparties, a concentration of credit risk may exist because of balances held and transactions with a limited number of clearing brokers and counterparties. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.

In the normal course of business, the Funds may enter into agreements with certain counterparties for derivative transactions. A number of each Fund’s Master Agreements contain provisions that require each Fund to maintain a predetermined level of net assets, and/or provide limits regarding the decline of a Fund’s net asset value over specified time periods. If a Fund was to violate such provisions, the counterparties to the derivative instruments could request immediate payment or demand immediate collateralization on derivative instruments in net liability positions. If such events are not cured by the Fund or waived by the counterparties, they may decide to curtail or limit extension of credit, and the Fund may be forced to unwind its derivative positions which may result in material losses.

The Funds, at times, utilize substantial leverage in their investment program. Such leverage may take the form of trading on margin, investing in derivative instruments that are inherently leveraged, entering into reverse repurchase transactions and entering into other forms of direct and indirect borrowings. There is no guarantee that the Funds’ borrowing arrangement or other arrangements for obtaining leverage will continue to be available, or if available, will be available on terms and conditions acceptable to the Funds. Unfavorable economic conditions also could increase funding costs, limit access to the capital markets or result in a decision by lenders not to extend credit to the Funds. In addition, a decline in market value of the Funds’ assets may have particular adverse consequences in instances where they have borrowed money based on the market value of those assets. A decrease in market value of those assets may result in the lender (including derivative counterparties) requiring the Funds to post additional collateral or otherwise sell assets at a time when it may not be in the Funds’ best interest to do so.

Notes to Schedules of Investments	June 30, 2017 (Unaudited)

The Adviser relies heavily on quantitative models and information and data supplied by third parties. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon may expose the Fund to potential risks. Such models may produce unexpected results, which can result in losses for a Fund.

Periodically, the Funds may be a party to legal actions arising in the ordinary course of business. The Funds are currently not subject to any actions that either individually or in the aggregate are expected to have a material impact on their results of operations, cash flows or financial condition.

8. New Accounting Pronouncements and Regulations

In October 2016, the Securities and Exchange Commission (the “SEC”) adopted Final Rule Release No. 33-10231, Investment Company Reporting Modernization, to modernize and enhance the reporting and disclosure of information by registered investment companies. The SEC is adopting amendments to Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The new rules will allow the SEC to more effectively collect and use data reported by funds, enhance disclosure regarding fund liquidity and redemption practices, and permit open-end funds to offer swing pricing, subject to board approval and review.

Compliance with the modifications to Regulation S-X is required for financial statements filed with the SEC on or after August 1, 2017 and other amendments and rules are effective during 2018. Adoption of these rules will have no effect on the Funds’ net assets or results of operations. Management is currently evaluating the impact on the Funds’ financial statements.

9. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events other than those noted above.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

BY: /S/ MARCO HANIG
Marco Hanig
Principal Executive Officer
August 25, 2017

BY: /S/ HEATHER BONNER
Heather Bonner
Principal Financial Officer
August 25, 2017